GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.2%
Automobiles & Components — 1.1%
Ford Motor Co.(a)	221,179	$ 2,461,722
General Motors Co.(a)*	74,728	2,373,361
Thor Industries, Inc.	9,651	721,219
Visteon Corp.*	1,489	154,231
		5,710,533
Capital Goods — 8.4%
3M Co.(a)	4,483	580,145
A.O. Smith Corp.	5,608	306,645
AAR Corp.*	5,653	236,522
AECOM	11,349	740,182
AerSale Corp.*	70	1,016
Allison Transmission Holdings, Inc.	3,508	134,883
AMETEK, Inc.	2,262	248,571
Apogee Enterprises, Inc.	4,268	167,391
Atkore, Inc.*	18,288	1,518,087
BlueLinx Holdings, Inc.*	1,463	97,743
Boise Cascade Co.	19,866	1,181,828
Builders FirstSource, Inc.*	33,990	1,825,263
Carlisle Cos., Inc.	2,868	684,333
Carrier Global Corp.	55,571	1,981,662
Caterpillar, Inc.	4,114	735,419
Cummins, Inc.	6,923	1,339,808
Deere & Co.(a)	3,634	1,088,274
Dycom Industries, Inc.*	8,692	808,704
Encore Wire Corp.	17,423	1,810,598
EnPro Industries, Inc.	8	655
Fortive Corp.	17,167	933,541
Generac Holdings, Inc.*	5,022	1,057,533
General Dynamics Corp.(a)	16,543	3,660,139
General Electric Co.	32,335	2,058,769
Hayward Holdings, Inc.*	7,541	108,515
Hubbell, Inc.	5,144	918,616
Ingersoll Rand, Inc.	44,412	1,868,857
ITT, Inc.	1,338	89,967
Kaman Corp.	11	344
Kennametal, Inc.	6,950	161,449
Lockheed Martin Corp.(a)	4,353	1,871,616
Mueller Industries, Inc.	20,405	1,087,382
Nordson Corp.	4,400	890,736
NOW, Inc.*	11,345	110,954
Otis Worldwide Corp.	24,934	1,762,086
Owens Corning	9,891	735,000
Parker-Hannifin Corp.(a)	10,172	2,502,821
Parsons Corp.*	4,099	165,682
Quanta Services, Inc.	1,978	247,923
Resideo Technologies, Inc.*	11,312	219,679
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rush Enterprises, Inc., Class A	4,249	$ 204,802
Simpson Manufacturing Co., Inc.	1,866	187,738
Snap-on, Inc.	2,030	399,971
Spirit AeroSystems Holdings, Inc., Class A	4,316	126,459
Textron, Inc.	28,007	1,710,387
TransDigm Group, Inc.*	754	404,649
Trex Co., Inc.*	41,950	2,282,919
UFP Industries, Inc.	6,641	452,518
Veritiv Corp.*	3,068	333,031
Westinghouse Air Brake Technologies Corp.	11,393	935,137
WW Grainger, Inc.	2,101	954,757
Zurn Water Solutions Corp.	26,276	715,758
		44,647,464
Commercial & Professional Services — 2.2%
Cintas Corp.	1,465	547,221
Copart, Inc.*	14,132	1,535,583
Equifax, Inc.	1,918	350,572
Jacobs Engineering Group, Inc.	1,429	181,669
Kforce, Inc.	3,010	184,633
Korn Ferry	12,499	725,192
ManpowerGroup, Inc.	304	23,229
Matthews International Corp., Class A	149	4,272
Nielsen Holdings PLC (United Kingdom)	30,434	706,677
Republic Services, Inc.	7,857	1,028,246
Ritchie Bros Auctioneers, Inc. (Canada)	5,538	360,302
Robert Half International, Inc.	8,601	644,129
Tetra Tech, Inc.	10,063	1,374,103
Thomson Reuters Corp. (Canada)	1,800	187,578
TransUnion	7,450	595,926
TriNet Group, Inc.*	6,520	506,082
Verisk Analytics, Inc.	5,792	1,002,537
Waste Management, Inc.	12,401	1,897,105
		11,855,056
Consumer Durables & Apparel — 2.2%
Cavco Industries, Inc.*	1,274	249,691
DR Horton, Inc.	15,977	1,057,518
G-III Apparel Group Ltd.*	2,476	50,089
GoPro, Inc., Class A*	61,355	339,293
Hasbro, Inc.	1,093	89,495
Mohawk Industries, Inc.*	2,685	333,182

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Movado Group, Inc.	1,437	$ 44,446
Newell Brands, Inc.	13,696	260,772
NIKE, Inc., Class B	19,796	2,023,151
NVR, Inc.*	32	128,132
PVH Corp.	3,404	193,688
Ralph Lauren Corp.	3,435	307,948
Skyline Champion Corp.*	24,911	1,181,280
Smith & Wesson Brands, Inc.	6,562	86,159
Sonos, Inc.*	44,314	799,424
Steven Madden Ltd.	20,392	656,826
Tapestry, Inc.	27,015	824,498
Under Armour, Inc., Class C*	68,182	516,820
VF Corp.	15,017	663,301
Vista Outdoor, Inc.*	38,924	1,085,980
Whirlpool Corp.	3,738	578,904
		11,470,597
Consumer Services — 2.5%
2U, Inc.*	956	10,009
Airbnb, Inc., Class A*	10,844	965,983
Bloomin' Brands, Inc.	29,616	492,218
Bright Horizons Family Solutions, Inc.*	1,575	133,119
Brinker International, Inc.*	2,823	62,191
Carnival Corp. (Panama)*	11,024	95,358
Cheesecake Factory, Inc. (The)	15,995	422,588
Chipotle Mexican Grill, Inc.*	228	298,055
Choice Hotels International, Inc.	1,117	124,691
Cracker Barrel Old Country Store, Inc.	3,082	257,316
Dave & Buster's Entertainment, Inc.*	35,700	1,170,246
Dine Brands Global, Inc.	3,702	240,926
European Wax Center, Inc., Class A	4,940	87,043
Expedia Group, Inc.*	2,776	263,248
Graham Holdings Co., Class B	39	22,107
Hyatt Hotels Corp., Class A*	2,019	149,224
Marriott International, Inc., Class A	3,474	472,499
McDonald's Corp.	3,832	946,044
MGM Resorts International	52,438	1,518,080
Monarch Casino & Resort, Inc.*	17	997
Penn National Gaming, Inc.*	14,159	430,717
Six Flags Entertainment Corp.*	11,761	255,214
Starbucks Corp.(a)	37,499	2,864,549
Strategic Education, Inc.	2,299	162,263
Stride, Inc.*	5,038	205,500
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Vail Resorts, Inc.	4,320	$ 941,976
Wyndham Hotels & Resorts, Inc.	8,380	550,734
		13,142,895
Diversified Financials — 2.6%
Affiliated Managers Group, Inc.	2,797	326,130
Berkshire Hathaway, Inc., Class B*	6,607	1,803,843
BlackRock, Inc.	2,696	1,641,972
CME Group, Inc.	2,992	612,462
Coinbase Global, Inc., Class A*	10,355	486,892
Donnelley Financial Solutions, Inc.*	3,389	99,264
Franklin Resources, Inc.	49,913	1,163,472
Intercontinental Exchange, Inc.	20,250	1,904,310
Invesco Ltd. (Bermuda)	24,903	401,685
MarketAxess Holdings, Inc.	561	143,622
Moody's Corp.	3,010	818,630
Nasdaq, Inc.	9,354	1,426,859
Open Lending Corp., Class A*	19,633	200,846
SEI Investments Co.	2,879	155,523
T Rowe Price Group, Inc.(a)	20,960	2,381,266
		13,566,776
Energy — 5.4%
APA Corp.(a)	22,599	788,705
Arch Resources, Inc.	3,325	475,774
Baker Hughes Co.	34,235	988,364
Borr Drilling Ltd. (Bermuda)*	7,705	35,520
Cameco Corp. (Canada)	6,810	143,146
Canadian Natural Resources Ltd. (Canada)	6,406	343,874
Cenovus Energy, Inc. (Canada)	23,797	452,381
Centennial Resource Development, Inc., Class A*	16,710	99,926
Cheniere Energy, Inc.	10,307	1,371,140
Chevron Corp.(a)	19,563	2,832,331
Chord Energy Corp.	4,259	518,107
Comstock Resources, Inc.*	11,472	138,582
ConocoPhillips	743	66,729
Continental Resources, Inc.	1,906	124,557
Crescent Point Energy Corp. (Canada)	31,171	221,938
CVR Energy, Inc.	18,522	620,487
Denbury, Inc.*	7,203	432,108
Devon Energy Corp.	11,873	654,321
Diamondback Energy, Inc.	6,043	732,109
Dril-Quip, Inc.*	9,661	249,254
DT Midstream, Inc.	839	41,128

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EOG Resources, Inc.(a)	12,965	$ 1,431,855
Exxon Mobil Corp.(a)	25,843	2,213,194
Halliburton Co.	12,614	395,575
Helmerich & Payne, Inc.	13,693	589,621
Imperial Oil Ltd. (Canada)	5,657	266,501
Marathon Oil Corp.	41,101	923,950
Marathon Petroleum Corp.(a)	23,660	1,945,089
Murphy Oil Corp.	7,723	233,157
Occidental Petroleum Corp.	27,243	1,604,068
Oceaneering International, Inc.*	27,766	296,541
ONEOK, Inc.	24,432	1,355,976
Ovintiv, Inc.	307	13,566
PDC Energy, Inc.	4,449	274,103
Pembina Pipeline Corp. (Canada)	12,704	449,086
Phillips 66	5,727	469,557
Pioneer Natural Resources Co.	7,544	1,682,915
ProPetro Holding Corp.*	3,436	34,360
SM Energy Co.	766	26,190
Suncor Energy, Inc. (Canada)	10,172	356,732
Talos Energy, Inc.*	8,519	131,789
US Silica Holdings, Inc.*	15,674	178,997
Valaris Ltd. (Bermuda)*	9,548	403,308
Valero Energy Corp.	8,684	922,936
Vermilion Energy, Inc. (Canada)	30,115	573,992
Weatherford International PLC (Ireland)*	100	2,117
Williams Cos., Inc. (The)	22,028	687,494
		28,793,150
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.(a)	5,309	2,544,497
Kroger Co. (The)	10,008	473,679
PriceSmart, Inc.	200	14,326
SpartanNash Co.	1,757	53,009
Sysco Corp.	8,124	688,184
Walgreens Boots Alliance, Inc.	13,923	527,682
Walmart, Inc.(a)	22,532	2,739,440
		7,040,817
Food, Beverage & Tobacco — 3.9%
Altria Group, Inc.	49,667	2,074,591
Archer-Daniels-Midland Co.	19,961	1,548,974
Brown-Forman Corp., Class B	8,409	589,975
Bunge Ltd. (Bermuda)	5,302	480,838
Calavo Growers, Inc.	93	3,880
Campbell Soup Co.	2,405	115,560
Coca-Cola Co. (The)(a)	47,686	2,999,926
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Consolidated, Inc.	679	$ 382,888
Constellation Brands, Inc., Class A	476	110,937
Darling Ingredients, Inc.*	911	54,478
General Mills, Inc.	16,882	1,273,747
Hormel Foods Corp.	4,957	234,764
J M Smucker Co. (The)	988	126,474
Keurig Dr Pepper, Inc.	6,113	216,339
Kraft Heinz Co. (The)(a)	24,945	951,402
Molson Coors Beverage Co., Class B	3,395	185,061
PepsiCo, Inc.(a)	12,852	2,141,914
Philip Morris International, Inc.	16,024	1,582,210
Pilgrim's Pride Corp.*	23,856	745,023
Post Holdings, Inc.*	10,965	902,968
Sanderson Farms, Inc.	7,258	1,564,317
TreeHouse Foods, Inc.*	5,070	212,027
Tyson Foods, Inc., Class A	24,539	2,111,826
		20,610,119
Health Care Equipment & Services — 7.3%
Abbott Laboratories(a)	25,292	2,747,976
ABIOMED, Inc.*	3,146	778,666
Acadia Healthcare Co., Inc.*	7,555	510,945
Addus HomeCare Corp.*	1,288	107,265
Align Technology, Inc.*	2,533	599,485
Allscripts Healthcare Solutions, Inc.*	36,035	534,399
Amedisys, Inc.*	3,669	385,685
AmerisourceBergen Corp.	1,314	185,905
AMN Healthcare Services, Inc.*	1,797	197,149
Apollo Medical Holdings, Inc.*	11,856	457,523
Avanos Medical, Inc.*	11,121	304,048
Centene Corp.*	9,874	835,439
Cerus Corp.*	6,284	33,242
Chemed Corp.	555	260,511
Cigna Corp.	775	204,228
Cooper Cos., Inc. (The)	3,271	1,024,216
CVS Health Corp.	8,231	762,684
DaVita, Inc.*	10,094	807,116
DENTSPLY SIRONA, Inc.	2,987	106,726
Dexcom, Inc.*	9,624	717,277
Edwards Lifesciences Corp.*	2,215	210,624
Elevance Health, Inc.(a)	6,025	2,907,545
Envista Holdings Corp.*	8,924	343,931
Evolent Health, Inc., Class A*	4,967	152,537
Fulgent Genetics, Inc.*	24,124	1,315,482
Globus Medical, Inc., Class A*	3,375	189,473
HCA Healthcare, Inc.	2,264	380,488

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.*	3,581	$ 274,806
Hologic, Inc.(a)*	25,885	1,793,831
IDEXX Laboratories, Inc.*	4,346	1,524,273
Laboratory Corp. of America Holdings	3,293	771,747
Lantheus Holdings, Inc.*	25,646	1,693,405
LivaNova PLC (United Kingdom)*	10,813	675,488
McKesson Corp.(a)	4,459	1,454,570
Medtronic PLC (Ireland)	34,885	3,130,929
Molina Healthcare, Inc.*	6,212	1,736,937
Option Care Health, Inc.*	3,258	90,540
Patterson Cos., Inc.	1,090	33,027
Quest Diagnostics, Inc.	6,999	930,727
QuidelOrtho Corp.*	3,340	324,581
Stryker Corp.	4,902	975,155
Teleflex, Inc.	4,633	1,139,023
Tenet Healthcare Corp.*	6,190	325,346
TransMedics Group, Inc.*	683	21,480
UnitedHealth Group, Inc.(a)	4,599	2,362,184
Universal Health Services, Inc., Class B	6,022	606,476
Varex Imaging Corp.*	6,200	132,618
Zimmer Biomet Holdings, Inc.	14,765	1,551,211
		38,608,919
Household & Personal Products — 1.1%
Church & Dwight Co., Inc.	3,184	295,029
Colgate-Palmolive Co.(a)	21,404	1,715,317
Coty, Inc., Class A*	19,607	157,052
Estee Lauder Cos., Inc. (The), Class A	4,176	1,063,502
Procter & Gamble Co. (The)(a)	18,681	2,686,141
		5,917,041
Materials — 5.7%
Alcoa Corp.	6,920	315,414
Alpha Metallurgical Resources, Inc.	5,511	711,636
Ashland Global Holdings, Inc.	13,309	1,371,493
Avient Corp.	6,604	264,688
Balchem Corp.	919	119,231
Ball Corp.	3,379	232,374
Barrick Gold Corp. (Canada)	63,436	1,122,183
Celanese Corp.	4,094	481,495
CF Industries Holdings, Inc.	23,730	2,034,373
Cleveland-Cliffs, Inc.*	7,516	115,521
Corteva, Inc.	8,108	438,967
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Diversey Holdings Ltd. (Cayman Islands)*	820	$ 5,412
Dow, Inc.	17,700	913,497
DuPont de Nemours, Inc.	11,088	616,271
Eagle Materials, Inc.	5,308	583,562
Eastman Chemical Co.	1,565	140,490
Ecolab, Inc.	7,191	1,105,688
Franco-Nevada Corp. (Canada)	1,457	191,712
Freeport-McMoRan, Inc.(a)	26,695	781,096
Ginkgo Bioworks Holdings, Inc.*	114,243	271,898
Hecla Mining Co.	85,887	336,677
Hudbay Minerals, Inc. (Canada)	7,552	30,812
Huntsman Corp.	201	5,698
International Paper Co.	27,980	1,170,403
Intrepid Potash, Inc.*	11,112	503,263
Linde PLC (Ireland)	9,478	2,725,209
Louisiana-Pacific Corp.	4,170	218,550
LSB Industries, Inc.*	258	3,576
LyondellBasell Industries NV, Class A (Netherlands)	10,122	885,270
Martin Marietta Materials, Inc.	797	238,494
Methanex Corp. (Canada)	10,464	400,039
Mosaic Co. (The)	5,267	248,760
MP Materials Corp.*	8,101	259,880
Myers Industries, Inc.	240	5,455
New Gold, Inc. (Canada)*	263,905	282,378
Newmont Corp.	6,900	411,723
Nucor Corp.	10,593	1,106,015
Nutrien Ltd. (Canada)	10,900	868,621
Olin Corp.	17,168	794,535
Pan American Silver Corp. (Canada)	589	11,586
Reliance Steel & Aluminum Co.	4,290	728,699
Royal Gold, Inc.	8,518	909,552
Ryerson Holding Corp.	745	15,861
Sealed Air Corp.	14,230	821,356
Southern Copper Corp.	2,549	126,966
SSR Mining, Inc. (Canada)	55,123	920,554
Steel Dynamics, Inc.	6,499	429,909
Summit Materials, Inc., Class A*	5,697	132,683
Sylvamo Corp.	5,355	175,001
Teck Resources Ltd., Class B (Canada)	33,506	1,024,278
TimkenSteel Corp.*	123	2,267
United States Steel Corp.	30,728	550,339
Valhi, Inc.	9	408
Warrior Met Coal, Inc.	18,065	552,970

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Westrock Co.	22,800	$ 908,352
Wheaton Precious Metals Corp. (Canada)	855	30,806
Yamana Gold, Inc. (Canada)	111,416	518,084
		30,172,030
Media & Entertainment — 6.5%
Activision Blizzard, Inc.	13,463	1,048,229
Alphabet, Inc., Class A(a)*	3,267	7,119,642
Bumble, Inc., Class A*	25,036	704,763
Charter Communications, Inc., Class A(a)*	4,037	1,891,456
Comcast Corp., Class A	29,654	1,163,623
Electronic Arts, Inc.	2,261	275,051
Fox Corp., Class A	10,139	326,070
Interpublic Group of Cos., Inc. (The)	26,438	727,838
Madison Square Garden Sports Corp.*	974	147,074
Match Group, Inc.*	23,221	1,618,271
Meta Platforms, Inc., Class A(a)*	64,231	10,357,249
Netflix, Inc.(a)*	12,542	2,193,219
New York Times Co. (The), Class A	523	14,592
News Corp., Class A(a)	39,877	621,284
Nexstar Media Group, Inc., Class A	769	125,255
Pinterest, Inc., Class A(a)*	87,824	1,594,884
PubMatic, Inc., Class A*	15,948	253,414
Sinclair Broadcast Group, Inc., Class A	9,485	193,494
TEGNA, Inc.	8,506	178,371
TripAdvisor, Inc.*	11,910	211,998
Twitter, Inc.(a)*	55,912	2,090,550
Walt Disney Co. (The)*	5,274	497,865
Warner Bros Discovery, Inc.*	68,412	918,089
Ziff Davis, Inc.*	4,975	370,787
ZipRecruiter, Inc., Class A*	652	9,663
		34,652,731
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
Amicus Therapeutics, Inc.*	2,116	22,726
Amphastar Pharmaceuticals, Inc.*	10,368	360,703
BELLUS Health, Inc. (Canada)*	1,549	14,313
Biogen, Inc.*	4,565	930,986
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	886	129,099
Bio-Rad Laboratories, Inc., Class A*	1,108	548,460
Bio-Techne Corp.	458	158,761
Blueprint Medicines Corp.*	2,560	129,306
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bristol-Myers Squibb Co.(a)	30,104	$ 2,318,008
Charles River Laboratories International, Inc.*	4,483	959,227
Corcept Therapeutics, Inc.*	8,444	200,798
Cronos Group, Inc. (Canada)*	20,988	59,186
Danaher Corp.	1,899	481,434
Dynavax Technologies Corp.*	20,682	260,386
Exelixis, Inc.*	19,085	397,350
FibroGen, Inc.*	4,242	44,795
Gilead Sciences, Inc.	6,538	404,114
Horizon Therapeutics PLC (Ireland)*	914	72,901
Illumina, Inc.*	7,627	1,406,114
Innoviva, Inc.*	6,578	97,091
Intra-Cellular Therapies, Inc.*	373	21,291
Ionis Pharmaceuticals, Inc.*	13,831	512,024
Johnson & Johnson(a)	12,840	2,279,228
Maravai LifeSciences Holdings, Inc., Class A*	34,487	979,776
Merck & Co., Inc.(a)	34,710	3,164,511
Mettler-Toledo International, Inc.*	877	1,007,471
Moderna, Inc.(a)*	25,549	3,649,675
Organon & Co.	16,837	568,249
PerkinElmer, Inc.	9,307	1,323,642
Pfizer, Inc.(a)	67,710	3,550,035
Prestige Consumer Healthcare, Inc.*	1,583	93,080
QIAGEN NV (Netherlands)*	9,869	465,817
Regeneron Pharmaceuticals, Inc.(a)*	2,517	1,487,874
Repligen Corp.*	1,363	221,351
Sarepta Therapeutics, Inc.*	759	56,895
SIGA Technologies, Inc.	211	2,443
Vertex Pharmaceuticals, Inc.*	840	236,704
Viatris, Inc.	91,365	956,592
Vir Biotechnology, Inc.*	18,001	458,485
Waters Corp.*	954	315,755
Zoetis, Inc.	9,944	1,709,274
		32,055,930
Retailing — 6.8%
Amazon.com, Inc.(a)*	72,497	7,699,906
AutoNation, Inc.*	3,919	437,987
AutoZone, Inc.*	891	1,914,866
Bath & Body Works, Inc.(a)	45,994	1,238,158
Best Buy Co., Inc.	2,044	133,248
Buckle, Inc. (The)	13,254	367,003
Dick's Sporting Goods, Inc.	1,724	129,938
Dillard's, Inc., Class A	1,776	391,732

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
eBay, Inc.(a)	43,602	$ 1,816,895
Etsy, Inc.*	14,741	1,079,189
Group 1 Automotive, Inc.	2,533	430,103
Guess?, Inc.	11,049	188,385
Home Depot, Inc. (The)(a)	6,832	1,873,813
LKQ Corp.	21,200	1,040,708
Lowe's Cos., Inc.(a)	15,841	2,766,947
Macy's, Inc.	22,144	405,678
MarineMax, Inc.*	19,698	711,492
Murphy USA, Inc.	6,257	1,457,068
Nordstrom, Inc.	58,955	1,245,719
ODP Corp. (The)*	7,369	222,839
O'Reilly Automotive, Inc.*	841	531,310
Overstock.com, Inc.*	51,475	1,287,390
Penske Automotive Group, Inc.	2,754	288,316
Ross Stores, Inc.	14,663	1,029,783
Shutterstock, Inc.	8,697	498,425
Signet Jewelers Ltd. (Bermuda)	18,058	965,381
Target Corp.(a)	13,237	1,869,462
TJX Cos., Inc. (The)(a)	41,969	2,343,969
Ulta Beauty, Inc.*	3,643	1,404,304
Victoria's Secret & Co.*	4,114	115,069
Williams-Sonoma, Inc.	2,014	223,453
		36,108,536
Semiconductors & Semiconductor Equipment — 6.7%
Allegro MicroSystems, Inc.*	8,068	166,927
Alpha & Omega Semiconductor Ltd. (Bermuda)*	19,873	662,566
Analog Devices, Inc.	869	126,952
Applied Materials, Inc.	18,350	1,669,483
Axcelis Technologies, Inc.*	22,048	1,209,112
Broadcom, Inc.(a)	3,364	1,634,265
Cohu, Inc.*	6,794	188,534
Diodes, Inc.*	6,767	436,945
Intel Corp.	19,063	713,147
KLA Corp.(a)	1,288	410,975
Lam Research Corp.	3,516	1,498,343
Lattice Semiconductor Corp.*	15,745	763,632
Marvell Technology, Inc.	8,972	390,551
MaxLinear, Inc.*	4,716	160,250
Microchip Technology, Inc.	26,023	1,511,416
Micron Technology, Inc.(a)	76,108	4,207,250
Monolithic Power Systems, Inc.	283	108,683
NVIDIA Corp.(a)	14,887	2,256,720
NXP Semiconductors NV (Netherlands)	10,952	1,621,225
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
ON Semiconductor Corp.*	35,096	$ 1,765,680
Onto Innovation, Inc.*	10,420	726,691
Photronics, Inc.*	22,537	439,021
Power Integrations, Inc.	8,663	649,812
Qorvo, Inc.*	7,679	724,283
QUALCOMM, Inc.(a)	38,048	4,860,252
Rambus, Inc.*	39,422	847,179
Semtech Corp.*	11,994	659,310
Silicon Laboratories, Inc.*	8,815	1,236,039
Skyworks Solutions, Inc.	10,934	1,012,926
Synaptics, Inc.*	10,659	1,258,295
Teradyne, Inc.	16,710	1,496,380
Texas Instruments, Inc.	785	120,615
Universal Display Corp.	240	24,274
		35,557,733
Software & Services — 13.8%
Accenture PLC, Class A (Ireland)	10,895	3,024,997
Adobe, Inc.(a)*	10,213	3,738,571
Affirm Holdings, Inc.*	56,267	1,016,182
Autodesk, Inc.(a)*	15,314	2,633,395
Automatic Data Processing, Inc.(a)	12,025	2,525,731
BlackBerry Ltd. (Canada)*	18,890	101,817
CGI, Inc. (Canada)*	1,304	103,877
Couchbase, Inc.*	685	11,248
Descartes Systems Group, Inc. (The) (Canada)*	3,720	230,863
Dropbox, Inc., Class A*	16,246	341,004
DXC Technology Co.*	33,656	1,020,113
Elastic NV (Netherlands)*	1,811	122,550
Euronet Worldwide, Inc.*	116	11,668
Fair Isaac Corp.*	1,209	484,688
Fiserv, Inc.*	10,667	949,043
FleetCor Technologies, Inc.*	3,055	641,886
Fortinet, Inc.(a)*	50,356	2,849,142
Gartner, Inc.*	5,978	1,445,660
Gitlab, Inc., Class A*	5,408	287,381
Globant S.A. (Luxembourg)*	1,175	204,450
GoDaddy, Inc., Class A*	2,711	188,577
InterDigital, Inc.	6,859	417,027
International Business Machines Corp.	1,666	235,223
International Money Express, Inc.*	838	17,154
Intuit, Inc.(a)	10,692	4,121,124
Manhattan Associates, Inc.*	3,977	455,764
Mastercard, Inc., Class A	5,125	1,616,835

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.(a)	24,819	$ 6,374,264
MongoDB, Inc.*	1,506	390,807
NortonLifeLock, Inc.	62,304	1,368,196
Oracle Corp.(a)	97,976	6,845,583
Paychex, Inc.(a)	29,684	3,380,117
Paycom Software, Inc.*	7,683	2,152,162
PayPal Holdings, Inc.(a)*	96,708	6,754,087
Pegasystems, Inc.	736	35,210
Progress Software Corp.	1,836	83,171
PTC, Inc.*	6,247	664,306
Roper Technologies, Inc.	4,726	1,865,116
Salesforce, Inc.(a)*	15,697	2,590,633
ServiceNow, Inc.(a)*	11,757	5,590,689
SPS Commerce, Inc.*	1,663	188,002
SS&C Technologies Holdings, Inc.	2,746	159,460
Synopsys, Inc.(a)*	6,117	1,857,733
Teradata Corp.*	12,127	448,820
Trade Desk, Inc. (The), Class A*	30,411	1,273,917
UiPath, Inc., Class A*	34,840	633,740
VeriSign, Inc.*	5,282	883,837
Verra Mobility Corp.*	14,508	227,921
Visa, Inc., Class A	998	196,496
Western Union Co. (The)	17,403	286,627
Xperi Holding Corp.	2,641	38,110
		73,084,974
Technology Hardware & Equipment — 5.7%
Amphenol Corp., Class A	19,263	1,240,152
Apple, Inc.(a)	56,337	7,702,395
Arista Networks, Inc.*	3,346	313,654
Badger Meter, Inc.	1,652	133,630
CDW Corp.	6,129	965,685
Cisco Systems, Inc.(a)	63,361	2,701,713
Corning, Inc.	45,379	1,429,892
CTS Corp.	33	1,124
ePlus, Inc.*	903	47,967
Extreme Networks, Inc.*	61,544	548,972
F5, Inc.*	2,223	340,208
Hewlett Packard Enterprise Co.	80,539	1,067,947
HP, Inc.(a)	68,423	2,242,906
IPG Photonics Corp.*	4,147	390,357
Jabil, Inc.	15,522	794,882
Juniper Networks, Inc.	29,654	845,139
Keysight Technologies, Inc.*	6,451	889,270
NetApp, Inc.	16,435	1,072,219
NetScout Systems, Inc.*	4,804	162,615
Pure Storage, Inc., Class A*	37,398	961,503
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology Holdings PLC (Ireland)	19,133	$ 1,366,862
TE Connectivity Ltd. (Switzerland)	5,350	605,353
Trimble, Inc.*	12,727	741,093
Vishay Intertechnology, Inc.	17,136	305,364
Western Digital Corp.*	43,777	1,962,523
Zebra Technologies Corp., Class A*	5,184	1,523,837
		30,357,262
Telecommunication Services — 1.2%
AT&T, Inc.(a)	54,570	1,143,787
BCE, Inc. (Canada)	5,663	278,506
EchoStar Corp., Class A*	9,205	177,656
Gogo, Inc.*	8,315	134,620
Iridium Communications, Inc.*	5,805	218,036
Lumen Technologies, Inc.	41,777	455,787
T-Mobile US, Inc.(a)*	12,474	1,678,252
Verizon Communications, Inc.	40,061	2,033,096
		6,119,740
Transportation — 2.3%
American Airlines Group, Inc.*	4,310	54,651
ArcBest Corp.	7,210	507,368
Atlas Air Worldwide Holdings, Inc.*	4,704	290,284
CSX Corp.(a)	39,705	1,153,827
Expeditors International of Washington, Inc.	11,273	1,098,667
FedEx Corp.	3,044	690,105
Forward Air Corp.	1,067	98,121
Genco Shipping & Trading Ltd. (Marshall Islands)	132	2,550
GXO Logistics, Inc.*	12,997	562,380
Heartland Express, Inc.	16	225
Knight-Swift Transportation Holdings, Inc.	7,088	328,104
Landstar System, Inc.	781	113,573
Marten Transport Ltd.	157	2,641
Matson, Inc.	7,333	534,429
Norfolk Southern Corp.	1,709	388,439
Old Dominion Freight Line, Inc.	4,911	1,258,591
Saia, Inc.*	3,915	736,020
Schneider National, Inc., Class B	58	1,298
Southwest Airlines Co.*	24,886	898,882
Union Pacific Corp.	7,666	1,635,004
United Parcel Service, Inc., Class B	2,996	546,890
XPO Logistics, Inc.*	24,411	1,175,634
		12,077,683

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 2.4%
AES Corp. (The)	25,207	$ 529,599
American Water Works Co., Inc.	2,451	364,635
Atmos Energy Corp.	1,065	119,387
CenterPoint Energy, Inc.	20,381	602,870
Constellation Energy Corp.	18,778	1,075,228
DTE Energy Co.(a)	4,945	626,779
Exelon Corp.(a)	91,627	4,152,536
FirstEnergy Corp.	4,082	156,708
Montauk Renewables, Inc.*	422	4,241
NRG Energy, Inc.	48,645	1,856,780
Otter Tail Corp.	2,770	185,950
PPL Corp.(a)	37,080	1,005,980
Public Service Enterprise Group, Inc.	29,515	1,867,709
TransAlta Corp. (Canada)	135	1,539
WEC Energy Group, Inc.	2,349	236,403
		12,786,344
TOTAL COMMON STOCKS (Cost $530,764,833)		504,336,330
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%		25,682,916
NET ASSETS - 100.0%		$530,019,246

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 23, 2025 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (35.0)% of net assets as of June 30, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Ford Motor Co.	Morgan Stanley	78,261	$823,974	$871,045	$65,901
General Motors Co.	Morgan Stanley	32,799	1,494,177	1,041,696	(447,714)
Thor Industries, Inc.	Morgan Stanley	2,508	199,954	187,423	(11,808)
Visteon Corp.	Morgan Stanley	363	35,110	37,600	2,820
		113,931	2,553,215	2,137,764	(390,801)
Capital Goods
3M Co.	Morgan Stanley	3,378	537,516	437,147	(62,345)
A.O. Smith Corp.	Morgan Stanley	6,959	391,789	380,518	812
AAR Corp.	Morgan Stanley	1,965	86,655	82,216	(4,162)
AECOM	Morgan Stanley	3,099	219,112	202,117	(16,291)
AerSale Corp.	Morgan Stanley	26	372	377	8
Allison Transmission Holdings, Inc.	Morgan Stanley	1,593	57,063	61,251	4,736
AMETEK, Inc.	Morgan Stanley	771	85,000	84,725	315
Apogee Enterprises, Inc.	Morgan Stanley	2,710	73,493	106,286	36,050
Atkore, Inc.	Morgan Stanley	3,066	246,610	254,509	8,686
BlueLinx Holdings, Inc.	Morgan Stanley	372	30,667	24,853	(5,715)
Boise Cascade Co.	Morgan Stanley	3,526	209,839	209,762	17,639
Builders FirstSource, Inc.	Morgan Stanley	9,579	641,923	514,392	(125,483)
Carlisle Cos., Inc.	Morgan Stanley	924	233,263	220,476	(11,766)
Carrier Global Corp.	Morgan Stanley	14,475	580,219	516,178	(59,132)
Caterpillar, Inc.	Morgan Stanley	1,082	199,470	193,418	(5,415)
Cummins, Inc.	Morgan Stanley	1,781	361,591	344,677	(12,896)
Deere & Co.	Morgan Stanley	144	48,573	43,124	(4,601)
Dycom Industries, Inc.	Morgan Stanley	2,512	220,062	233,716	14,134
Encore Wire Corp.	Morgan Stanley	4,592	555,931	477,201	(76,777)
EnPro Industries, Inc.	Morgan Stanley	6	489	492	(20)
Fortive Corp.	Morgan Stanley	4,506	249,127	245,036	(3,238)
Generac Holdings, Inc.	Morgan Stanley	1,312	307,787	276,281	(30,524)
General Dynamics Corp.	Morgan Stanley	4,384	930,275	969,960	59,150
General Electric Co.	Morgan Stanley	8,378	681,523	533,427	(145,043)
Hayward Holdings, Inc.	Morgan Stanley	2,352	33,772	33,845	182
Hubbell, Inc.	Morgan Stanley	1,554	292,473	277,513	(12,808)
Ingersoll Rand, Inc.	Morgan Stanley	11,335	496,776	476,977	(18,024)
ITT, Inc.	Morgan Stanley	372	26,738	25,013	(1,517)
Kaman Corp.	Morgan Stanley	5	153	156	5
Kennametal, Inc.	Morgan Stanley	1,856	54,834	43,115	(11,163)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Lockheed Martin Corp.	Morgan Stanley	1,104	$410,538	$474,676	$73,272
Mueller Industries, Inc.	Morgan Stanley	5,379	298,254	286,647	(8,578)
Nordson Corp.	Morgan Stanley	1,132	250,622	229,162	(19,648)
NOW, Inc.	Morgan Stanley	3,108	25,565	30,396	6,078
Otis Worldwide Corp.	Morgan Stanley	6,423	490,521	453,913	(35,153)
Owens Corning	Morgan Stanley	2,656	217,011	197,367	(18,691)
Parker-Hannifin Corp.	Morgan Stanley	2,706	704,732	665,811	(34,874)
Parsons Corp.	Morgan Stanley	1,097	40,338	44,341	4,138
Quanta Services, Inc.	Morgan Stanley	560	58,286	70,190	12,167
Resideo Technologies, Inc.	Morgan Stanley	3,021	72,819	58,668	(14,145)
Rush Enterprises, Inc., Class A	Morgan Stanley	1,113	57,012	53,647	(3,093)
Simpson Manufacturing Co., Inc.	Morgan Stanley	488	50,183	49,098	(924)
Snap-on, Inc.	Morgan Stanley	991	143,534	195,257	63,028
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	1,287	52,770	37,709	(17,378)
Textron, Inc.	Morgan Stanley	7,364	465,402	449,719	(14,069)
TransDigm Group, Inc.	Morgan Stanley	198	104,553	106,261	2,042
Trex Co., Inc.	Morgan Stanley	11,060	802,742	601,885	(198,295)
UFP Industries, Inc.	Morgan Stanley	1,746	141,390	118,972	(21,451)
Veritiv Corp.	Morgan Stanley	811	85,341	88,034	2,966
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	3,013	269,487	247,307	(20,756)
WW Grainger, Inc.	Morgan Stanley	658	306,887	299,015	(5,956)
Zurn Water Solutions Corp.	Morgan Stanley	6,728	223,892	183,271	(41,612)
		161,257	13,124,974	12,210,104	(756,135)
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	386	154,578	144,183	(9,510)
Copart, Inc.	Morgan Stanley	3,765	460,935	409,105	(50,359)
Equifax, Inc.	Morgan Stanley	506	89,637	92,487	3,137
Jacobs Engineering Group, Inc.	Morgan Stanley	373	44,293	47,419	3,546
Kforce, Inc.	Morgan Stanley	799	55,760	49,011	(6,209)
Korn Ferry	Morgan Stanley	3,290	224,354	190,886	(32,262)
ManpowerGroup, Inc.	Morgan Stanley	82	6,262	6,266	37
Matthews International Corp., Class A	Morgan Stanley	41	1,168	1,175	12
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	8,071	154,153	187,409	35,186
Republic Services, Inc.	Morgan Stanley	1,455	189,567	190,416	2,160
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	1,332	78,757	86,660	9,072
Robert Half International, Inc.	Morgan Stanley	2,245	218,040	168,128	(45,873)
Tetra Tech, Inc.	Morgan Stanley	2,718	396,273	371,143	(24,293)
Thomson Reuters Corp. (Canada)	Morgan Stanley	450	44,151	46,895	2,999
TransUnion	Morgan Stanley	1,972	165,150	157,740	(6,707)
TriNet Group, Inc.	Morgan Stanley	1,704	143,223	132,264	(10,501)
Verisk Analytics, Inc.	Morgan Stanley	1,519	263,565	262,924	697
Waste Management, Inc.	Morgan Stanley	3,297	486,656	504,375	21,174
		34,005	3,176,522	3,048,486	(107,694)
Consumer Durables & Apparel
Cavco Industries, Inc.	Morgan Stanley	324	74,250	63,501	(10,511)
DR Horton, Inc.	Morgan Stanley	1,934	156,059	128,011	(26,570)
G-III Apparel Group Ltd.	Morgan Stanley	3,378	37,812	68,337	30,646
GoPro, Inc., Class A	Morgan Stanley	17,239	141,123	95,332	(45,340)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Hasbro, Inc.	Morgan Stanley	290	$24,361	$23,745	$(537)
Mohawk Industries, Inc.	Morgan Stanley	242	30,014	30,030	113
Movado Group, Inc.	Morgan Stanley	369	11,881	11,413	(429)
Newell Brands, Inc.	Morgan Stanley	5,065	110,737	96,438	(8,660)
NIKE, Inc., Class B	Morgan Stanley	5,147	656,574	526,023	(137,164)
NVR, Inc.	Morgan Stanley	7	27,008	28,029	1,108
PVH Corp.	Morgan Stanley	916	68,361	52,120	(15,987)
Ralph Lauren Corp.	Morgan Stanley	908	92,295	81,402	(9,875)
Skyline Champion Corp.	Morgan Stanley	6,253	357,725	296,517	(62,207)
Smith & Wesson Brands, Inc.	Morgan Stanley	2,434	37,548	31,958	(4,582)
Sonos, Inc.	Morgan Stanley	11,817	265,987	213,179	(51,959)
Steven Madden Ltd.	Morgan Stanley	5,359	202,481	172,613	(28,154)
Tapestry, Inc.	Morgan Stanley	7,112	230,288	217,058	(11,692)
Under Armour, Inc., Class C	Morgan Stanley	17,580	195,943	133,256	(62,060)
VF Corp.	Morgan Stanley	3,946	186,261	174,295	(10,745)
Vista Outdoor, Inc.	Morgan Stanley	10,277	375,128	286,728	(87,202)
Whirlpool Corp.	Morgan Stanley	997	174,524	154,405	(10,405)
		101,594	3,456,360	2,884,390	(552,212)
Consumer Services
2U, Inc.	Morgan Stanley	254	2,691	2,659	(22)
Airbnb, Inc., Class A	Morgan Stanley	3,526	371,495	314,096	(56,213)
Bloomin' Brands, Inc.	Morgan Stanley	5,688	101,326	94,535	(6,264)
Bright Horizons Family Solutions, Inc.	Morgan Stanley	474	38,166	40,062	1,756
Brinker International, Inc.	Morgan Stanley	739	16,902	16,280	(567)
Carnival Corp. (Panama)	Morgan Stanley	2,894	27,412	25,033	(2,290)
Cheesecake Factory, Inc. (The)	Morgan Stanley	4,104	137,995	108,428	(28,509)
Chipotle Mexican Grill, Inc.	Morgan Stanley	60	73,172	78,436	5,498
Choice Hotels International, Inc.	Morgan Stanley	306	35,336	34,159	(780)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	829	90,270	69,213	(19,934)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	9,378	348,677	307,411	(40,153)
Dine Brands Global, Inc.	Morgan Stanley	254	16,839	16,530	(1)
European Wax Center, Inc., Class A	Morgan Stanley	1,344	31,656	23,681	(7,873)
Expedia Group, Inc.	Morgan Stanley	730	81,548	69,226	(12,061)
Graham Holdings Co., Class B	Morgan Stanley	9	5,072	5,102	(134)
Hyatt Hotels Corp., Class A	Morgan Stanley	703	60,283	51,959	(8,254)
Marriott International, Inc., Class A	Morgan Stanley	912	149,629	124,041	(28,766)
McDonald's Corp.	Morgan Stanley	956	222,016	236,017	18,781
MGM Resorts International	Morgan Stanley	13,771	479,875	398,670	(79,646)
Monarch Casino & Resort, Inc.	Morgan Stanley	5	294	293	1
Penn National Gaming, Inc.	Morgan Stanley	3,717	203,628	113,071	(89,906)
Six Flags Entertainment Corp.	Morgan Stanley	3,107	91,562	67,422	(24,155)
Starbucks Corp.	Morgan Stanley	9,855	781,422	752,823	(21,905)
Strategic Education, Inc.	Morgan Stanley	620	38,941	43,760	5,378
Stride, Inc.	Morgan Stanley	1,334	47,349	54,414	7,229
Vail Resorts, Inc.	Morgan Stanley	1,143	262,062	249,231	(10,434)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	2,243	169,196	147,410	(19,776)
		68,955	3,884,814	3,443,962	(419,000)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	758	$105,122	$88,383	$(16,392)
AssetMark Financial Holdings, Inc.	Morgan Stanley	15	279	282	4
Berkshire Hathaway, Inc., Class B	Morgan Stanley	14,114	3,220,820	3,853,404	642,858
BlackRock, Inc.	Morgan Stanley	736	476,128	448,253	(15,076)
CME Group, Inc.	Morgan Stanley	930	190,026	190,371	2,080
Coinbase Global, Inc., Class A	Morgan Stanley	2,720	133,705	127,894	(5,383)
Donnelley Financial Solutions, Inc.	Morgan Stanley	900	32,340	26,361	(6,388)
Franklin Resources, Inc.	Morgan Stanley	11,022	309,814	256,923	(44,751)
Intercontinental Exchange, Inc.	Morgan Stanley	7,124	730,017	669,941	(53,789)
Invesco Ltd. (Bermuda)	Morgan Stanley	6,540	152,534	105,490	(43,029)
MarketAxess Holdings, Inc.	Morgan Stanley	147	38,698	37,633	(866)
Moody's Corp.	Morgan Stanley	789	214,406	214,584	870
Nasdaq, Inc.	Morgan Stanley	2,976	418,036	453,959	46,326
Open Lending Corp., Class A	Morgan Stanley	5,148	68,126	52,664	(15,243)
SEI Investments Co.	Morgan Stanley	756	42,533	40,839	(1,277)
T Rowe Price Group, Inc.	Morgan Stanley	5,532	791,102	628,491	(146,856)
		60,207	6,923,686	7,195,472	343,088
Energy
APA Corp.	Morgan Stanley	5,834	127,216	203,607	78,431
Arch Resources, Inc.	Morgan Stanley	872	134,517	124,774	(6,110)
Baker Hughes Co.	Morgan Stanley	10,165	274,839	293,464	23,016
Borr Drilling Ltd. (Bermuda)	Morgan Stanley	2,069	12,202	9,538	(2,624)
Cameco Corp. (Canada)	Morgan Stanley	1,786	38,487	37,542	(794)
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	1,515	48,944	81,325	34,967
Cenovus Energy, Inc. (Canada)	Morgan Stanley	5,678	108,184	107,939	(31)
Centennial Resource Development, Inc., Class A	Morgan Stanley	4,389	33,540	26,246	(7,186)
Cheniere Energy, Inc.	Morgan Stanley	2,906	385,074	386,585	3,412
Chevron Corp.	Morgan Stanley	5,197	692,686	752,422	74,025
Comstock Resources, Inc.	Morgan Stanley	3,030	23,833	36,602	12,847
ConocoPhillips	Morgan Stanley	194	17,797	17,423	(316)
Continental Resources, Inc.	Morgan Stanley	500	16,578	32,675	16,541
Crescent Point Energy Corp. (Canada)	Morgan Stanley	8,376	75,609	59,637	(16,009)
CVR Energy, Inc.	Morgan Stanley	5,866	192,529	196,511	5,134
Denbury, Inc.	Morgan Stanley	1,890	129,716	113,381	(15,920)
Devon Energy Corp.	Morgan Stanley	3,095	198,206	170,565	(27,007)
Diamondback Energy, Inc.	Morgan Stanley	1,655	234,075	200,503	(31,647)
Dril-Quip, Inc.	Morgan Stanley	2,520	86,914	65,016	(21,620)
DT Midstream, Inc.	Morgan Stanley	221	10,823	10,833	46
EOG Resources, Inc.	Morgan Stanley	3,585	268,945	395,927	165,394
Exxon Mobil Corp.	Morgan Stanley	7,065	406,824	605,047	226,566
Halliburton Co.	Morgan Stanley	3,705	93,664	116,189	23,909
Helmerich & Payne, Inc.	Morgan Stanley	3,655	85,175	157,384	74,309
Imperial Oil Ltd. (Canada)	Morgan Stanley	1,054	36,172	49,654	14,365
Marathon Oil Corp.	Morgan Stanley	11,564	142,134	259,959	120,938
Marathon Petroleum Corp.	Morgan Stanley	6,377	379,351	524,253	166,142
Murphy Oil Corp.	Morgan Stanley	1,972	51,462	59,535	9,319
Oasis Petroleum, Inc.	Morgan Stanley	1,134	143,213	137,951	1,645
Occidental Petroleum Corp.	Morgan Stanley	10,788	351,281	635,197	287,793
Oceaneering International, Inc.	Morgan Stanley	6,995	84,325	74,707	(9,831)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
ONEOK, Inc.	Morgan Stanley	6,456	$347,765	$358,308	$30,684
Ovintiv, Inc.	Morgan Stanley	81	2,053	3,579	1,690
PDC Energy, Inc.	Morgan Stanley	1,173	68,664	72,269	5,469
Pembina Pipeline Corp. (Canada)	Morgan Stanley	3,374	122,158	119,271	(778)
Phillips 66	Morgan Stanley	1,505	120,555	123,395	4,908
Pioneer Natural Resources Co.	Morgan Stanley	2,013	525,182	449,060	(63,930)
ProPetro Holding Corp.	Morgan Stanley	903	9,270	9,030	(209)
SM Energy Co.	Morgan Stanley	199	7,380	6,804	(552)
Suncor Energy, Inc. (Canada)	Morgan Stanley	2,646	63,424	92,795	31,793
Talos Energy, Inc.	Morgan Stanley	2,283	34,842	35,318	588
US Silica Holdings, Inc.	Morgan Stanley	4,111	63,222	46,948	(16,072)
Valaris Ltd. (Bermuda)	Morgan Stanley	2,521	140,271	106,487	(33,336)
Valero Energy Corp.	Morgan Stanley	2,279	192,726	242,212	53,092
Vermilion Energy, Inc. (Canada)	Morgan Stanley	8,196	122,274	156,216	34,900
Weatherford International PLC (Ireland)	Morgan Stanley	25	546	529	(36)
Williams Cos., Inc. (The)	Morgan Stanley	5,785	189,986	180,550	(7,909)
		169,202	6,894,633	7,945,162	1,240,006
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	1,781	870,363	853,598	(12,775)
Kroger Co. (The)	Morgan Stanley	2,656	122,414	125,708	4,543
PriceSmart, Inc.	Morgan Stanley	54	3,853	3,868	39
SpartanNash Co.	Morgan Stanley	462	13,968	13,939	16
Sysco Corp.	Morgan Stanley	2,186	176,495	185,176	11,410
Walgreens Boots Alliance, Inc.	Morgan Stanley	3,835	151,588	145,347	5,430
Walmart, Inc.	Morgan Stanley	1,693	217,126	205,835	(7,743)
		12,667	1,555,807	1,533,471	920
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	13,250	657,709	553,452	(86,575)
Archer-Daniels-Midland Co.	Morgan Stanley	5,133	364,065	398,321	38,390
Brown-Forman Corp., Class B	Morgan Stanley	2,203	144,116	154,562	11,405
Bunge Ltd. (Bermuda)	Morgan Stanley	1,392	129,285	126,240	(2,631)
Calavo Growers, Inc.	Morgan Stanley	25	1,033	1,043	14
Campbell Soup Co.	Morgan Stanley	630	29,562	30,272	804
Coca-Cola Co. (The)	Morgan Stanley	11,161	642,597	702,139	74,121
Coca-Cola Consolidated, Inc.	Morgan Stanley	173	77,112	97,555	20,745
Constellation Brands, Inc., Class A	Morgan Stanley	78	17,656	18,179	(276)
Darling Ingredients, Inc.	Morgan Stanley	238	14,971	14,232	(690)
General Mills, Inc.	Morgan Stanley	4,830	321,738	364,423	48,888
Hormel Foods Corp.	Morgan Stanley	1,503	74,465	71,182	(2,706)
J M Smucker Co. (The)	Morgan Stanley	259	33,280	33,155	357
Keurig Dr Pepper, Inc.	Morgan Stanley	1,606	56,842	56,836	444
Kraft Heinz Co. (The)	Morgan Stanley	8,603	273,674	328,118	74,758
Molson Coors Beverage Co., Class B	Morgan Stanley	798	36,411	43,499	18,106
PepsiCo, Inc.	Morgan Stanley	3,360	532,761	559,978	38,379
Philip Morris International, Inc.	Morgan Stanley	4,239	392,060	418,559	50,655
Pilgrim's Pride Corp.	Morgan Stanley	6,298	185,852	196,687	11,428
Post Holdings, Inc.	Morgan Stanley	2,875	228,882	236,756	8,605
Sanderson Farms, Inc.	Morgan Stanley	1,910	356,781	411,662	58,016

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
TreeHouse Foods, Inc.	Morgan Stanley	1,368	$43,780	$57,210	$14,012
Tyson Foods, Inc., Class A	Morgan Stanley	6,587	535,610	566,877	42,207
		78,519	5,150,242	5,440,937	418,456
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	5,057	556,943	549,443	(4,080)
ABIOMED, Inc.	Morgan Stanley	705	165,924	174,495	9,752
Acadia Healthcare Co., Inc.	Morgan Stanley	1,753	101,150	118,555	17,729
Addus HomeCare Corp.	Morgan Stanley	299	23,044	24,901	1,993
Align Technology, Inc.	Morgan Stanley	1,196	556,007	283,057	(271,176)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	9,526	169,456	141,271	(27,644)
Amedisys, Inc.	Morgan Stanley	1,149	136,950	120,783	(15,729)
AmerisourceBergen Corp.	Morgan Stanley	439	65,659	62,110	(3,171)
AMN Healthcare Services, Inc.	Morgan Stanley	454	39,510	49,808	13,504
Apollo Medical Holdings, Inc.	Morgan Stanley	3,078	191,697	118,780	(74,119)
Avanos Medical, Inc.	Morgan Stanley	2,936	91,698	80,270	(11,305)
Centene Corp.	Morgan Stanley	2,673	216,758	226,163	10,096
Cerus Corp.	Morgan Stanley	1,605	8,555	8,490	(36)
Chemed Corp.	Morgan Stanley	147	68,688	69,000	445
Cigna Corp.	Morgan Stanley	212	53,077	55,866	3,370
Cooper Cos., Inc. (The)	Morgan Stanley	837	273,736	262,081	(10,777)
CVS Health Corp.	Morgan Stanley	2,207	206,281	204,501	2,504
Danaher Corp.	Morgan Stanley	425	104,505	107,746	3,989
DaVita, Inc.	Morgan Stanley	2,900	287,284	231,884	(54,483)
DENTSPLY SIRONA, Inc.	Morgan Stanley	781	28,398	27,905	(261)
Dexcom, Inc.	Morgan Stanley	2,536	252,146	189,008	(62,333)
Edwards Lifesciences Corp.	Morgan Stanley	347	30,482	32,996	3,665
Elevance Health, Inc.	Morgan Stanley	1,402	558,174	676,577	128,120
Envista Holdings Corp.	Morgan Stanley	2,345	89,980	90,376	378
Evolent Health, Inc., Class A	Morgan Stanley	1,295	39,591	39,769	306
Fulgent Genetics, Inc.	Morgan Stanley	6,395	426,939	348,719	(77,682)
Globus Medical, Inc., Class A	Morgan Stanley	894	50,762	50,189	(410)
HCA Healthcare, Inc.	Morgan Stanley	619	121,905	104,029	(17,486)
Henry Schein, Inc.	Morgan Stanley	883	70,398	67,761	(2,412)
Hologic, Inc.	Morgan Stanley	5,133	368,275	355,717	(12,646)
IDEXX Laboratories, Inc.	Morgan Stanley	1,187	523,809	416,317	(105,821)
Laboratory Corp. of America Holdings	Morgan Stanley	997	226,976	233,657	7,633
Lantheus Holdings, Inc.	Morgan Stanley	6,753	424,841	445,901	22,416
LivaNova PLC (United Kingdom)	Morgan Stanley	2,622	201,509	163,796	(37,245)
McKesson Corp.	Morgan Stanley	1,252	289,880	408,415	122,044
Medtronic PLC (Ireland)	Morgan Stanley	9,274	926,129	832,341	(80,217)
Molina Healthcare, Inc.	Morgan Stanley	1,636	468,545	457,442	(11,481)
Option Care Health, Inc.	Morgan Stanley	783	20,805	21,760	1,041
Patterson Cos., Inc.	Morgan Stanley	288	8,818	8,726	(62)
Quest Diagnostics, Inc.	Morgan Stanley	2,421	319,895	321,945	7,882
QuidelOrtho Corp.	Morgan Stanley	783	73,466	76,092	2,929
Stryker Corp.	Morgan Stanley	1,288	268,627	256,222	(10,778)
Teleflex, Inc.	Morgan Stanley	1,220	391,641	299,937	(89,731)
Tenet Healthcare Corp.	Morgan Stanley	1,621	103,653	85,200	(18,121)
TransMedics Group, Inc.	Morgan Stanley	181	5,645	5,692	66

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
UnitedHealth Group, Inc.	Morgan Stanley	1,358	$616,698	$697,510	$91,947
Universal Health Services, Inc., Class B	Morgan Stanley	1,613	226,981	162,445	(63,499)
Varex Imaging Corp.	Morgan Stanley	1,657	41,145	35,443	(5,625)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	3,878	447,079	407,423	(37,445)
		101,040	10,940,114	10,208,514	(653,966)
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	711	65,741	65,881	(559)
Colgate-Palmolive Co.	Morgan Stanley	3,526	268,687	282,574	24,766
Coty, Inc., Class A	Morgan Stanley	3,306	24,203	26,481	3,512
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,046	271,376	266,385	(2,506)
Procter & Gamble Co. (The)	Morgan Stanley	4,979	709,879	715,930	18,385
		13,568	1,339,886	1,357,251	43,598
Materials
Alcoa Corp.	Morgan Stanley	2,630	122,478	119,875	(1,839)
Alpha Metallurgical Resources, Inc.	Morgan Stanley	1,761	269,904	227,398	(41,352)
Ashland Global Holdings, Inc.	Morgan Stanley	4,033	411,634	415,601	6,648
Avient Corp.	Morgan Stanley	1,676	78,241	67,174	(10,440)
Balchem Corp.	Morgan Stanley	177	22,996	22,964	(426)
Ball Corp.	Morgan Stanley	891	74,949	61,274	(13,268)
Barrick Gold Corp. (Canada)	Morgan Stanley	25,276	504,399	447,132	(52,692)
Celanese Corp.	Morgan Stanley	1,077	134,048	126,666	(6,954)
CF Industries Holdings, Inc.	Morgan Stanley	6,181	456,653	529,897	80,055
Corteva, Inc.	Morgan Stanley	2,134	89,572	115,535	27,237
Diversey Holdings Ltd. (Cayman Islands)	Morgan Stanley	211	1,411	1,393	(13)
Dow, Inc.	Morgan Stanley	4,599	275,089	237,354	(30,925)
DuPont de Nemours, Inc.	Morgan Stanley	2,659	154,979	147,787	(6,364)
Eagle Materials, Inc.	Morgan Stanley	1,371	182,940	150,728	(30,845)
Eastman Chemical Co.	Morgan Stanley	413	36,835	37,075	481
Ecolab, Inc.	Morgan Stanley	2,147	349,035	330,123	(16,641)
Franco-Nevada Corp. (Canada)	Morgan Stanley	542	74,833	71,316	(3,419)
Freeport-McMoRan, Inc.	Morgan Stanley	5,524	195,110	161,632	(31,373)
Ginkgo Bioworks Holdings, Inc.	Morgan Stanley	29,915	77,084	71,198	(5,639)
Hecla Mining Co.	Morgan Stanley	22,459	112,964	88,039	(24,436)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	1,959	9,071	7,993	(1,037)
Huntsman Corp.	Morgan Stanley	54	1,528	1,531	(121)
International Paper Co.	Morgan Stanley	7,450	335,543	311,634	(16,454)
Intrepid Potash, Inc.	Morgan Stanley	3,016	196,704	136,595	(60,122)
Linde PLC (Ireland)	Morgan Stanley	1,388	407,442	399,092	(3,536)
Louisiana-Pacific Corp.	Morgan Stanley	1,093	63,215	57,284	(5,211)
LSB Industries, Inc.	Morgan Stanley	68	938	942	8
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	2,705	265,594	236,579	(9,195)
Martin Marietta Materials, Inc.	Morgan Stanley	210	69,231	62,840	(6,169)
Methanex Corp. (Canada)	Morgan Stanley	2,750	135,498	105,133	(29,841)
Mosaic Co. (The)	Morgan Stanley	1,381	65,723	65,225	(94)
MP Materials Corp.	Morgan Stanley	2,122	74,343	68,074	(6,032)
Myers Industries, Inc.	Morgan Stanley	71	1,605	1,614	18
New Gold, Inc. (Canada)	Morgan Stanley	70,057	115,918	74,961	(40,586)
Newmont Corp.	Morgan Stanley	1,865	143,703	111,285	(30,981)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Nucor Corp.	Morgan Stanley	2,654	$256,335	$277,104	$26,088
Nutrien Ltd. (Canada)	Morgan Stanley	3,039	278,118	242,178	(33,465)
Olin Corp.	Morgan Stanley	4,558	225,055	210,944	(11,405)
Pan American Silver Corp. (Canada)	Morgan Stanley	154	3,061	3,029	(429)
Reliance Steel & Aluminum Co.	Morgan Stanley	1,194	214,819	202,813	(10,104)
Royal Gold, Inc.	Morgan Stanley	2,249	269,674	240,148	(29,147)
Ryerson Holding Corp.	Morgan Stanley	202	4,549	4,301	(233)
Sealed Air Corp.	Morgan Stanley	3,815	225,683	220,202	(3,097)
Southern Copper Corp.	Morgan Stanley	667	36,906	33,223	(3,564)
SSR Mining, Inc. (Canada)	Morgan Stanley	14,915	259,452	249,081	(8,342)
Steel Dynamics, Inc.	Morgan Stanley	1,709	137,292	113,050	(23,250)
Summit Materials, Inc., Class A	Morgan Stanley	1,500	39,758	34,935	(4,695)
Sylvamo Corp.	Morgan Stanley	1,400	49,789	45,752	(3,718)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	8,973	325,272	274,305	(49,620)
TimkenSteel Corp.	Morgan Stanley	32	590	590	2
United States Steel Corp.	Morgan Stanley	8,125	199,386	145,519	(53,054)
Valhi, Inc.	Morgan Stanley	2	89	91	(1)
Warrior Met Coal, Inc.	Morgan Stanley	4,757	175,337	145,612	(26,465)
Westrock Co.	Morgan Stanley	6,001	276,479	239,080	(36,161)
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	225	8,294	8,107	(160)
Yamana Gold, Inc. (Canada)	Morgan Stanley	29,097	151,409	135,301	(14,443)
		307,133	8,648,557	7,896,308	(656,821)
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	3,274	225,281	254,914	31,593
Alphabet, Inc., Class A	Morgan Stanley	842	2,123,315	1,834,937	(281,605)
Bumble, Inc., Class A	Morgan Stanley	6,673	150,557	187,845	37,769
Charter Communications, Inc., Class A	Morgan Stanley	735	384,838	344,370	(39,240)
Comcast Corp., Class A	Morgan Stanley	7,762	317,530	304,581	(11,565)
Electronic Arts, Inc.	Morgan Stanley	594	73,495	72,260	(1,000)
Fox Corp., Class A	Morgan Stanley	2,908	96,402	93,521	(2,085)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	4,968	159,520	136,769	(10,774)
Madison Square Garden Sports Corp.	Morgan Stanley	258	40,820	38,958	(1,730)
Match Group, Inc.	Morgan Stanley	6,091	646,021	424,482	(219,477)
Meta Platforms, Inc., Class A	Morgan Stanley	13,119	2,373,396	2,115,439	(263,212)
Netflix, Inc.	Morgan Stanley	3,416	878,646	597,356	(278,487)
New York Times Co. (The), Class A	Morgan Stanley	134	3,787	3,739	20
News Corp., Class A	Morgan Stanley	1,412	30,296	21,999	(8,068)
Nexstar Media Group, Inc., Class A	Morgan Stanley	197	33,977	32,087	(1,781)
Pinterest, Inc., Class A	Morgan Stanley	17,408	321,171	316,129	(12,131)
PubMatic, Inc., Class A	Morgan Stanley	4,226	97,615	67,151	(30,151)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	2,482	54,487	50,633	(3,602)
TEGNA, Inc.	Morgan Stanley	2,230	47,500	46,763	(350)
TripAdvisor, Inc.	Morgan Stanley	3,133	83,152	55,767	(27,118)
Twitter, Inc.	Morgan Stanley	3,630	143,351	135,726	(7,167)
Walt Disney Co. (The)	Morgan Stanley	1,457	138,562	137,541	(579)
Warner Bros Discovery, Inc.	Morgan Stanley	16,211	333,327	217,552	(114,711)
Ziff Davis, Inc.	Morgan Stanley	1,327	127,718	98,901	(29,729)
ZipRecruiter, Inc., Class A	Morgan Stanley	172	2,546	2,549	13
		104,659	8,887,310	7,591,969	(1,275,167)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
Amicus Therapeutics, Inc.	Morgan Stanley	544	$5,820	$5,843	$42
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	3,007	102,556	104,614	2,385
BELLUS Health, Inc. (Canada)	Morgan Stanley	408	3,630	3,770	152
Biogen, Inc.	Morgan Stanley	1,269	261,999	258,800	(2,363)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)	Morgan Stanley	232	33,647	33,805	266
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	456	240,279	225,720	(13,792)
Bio-Techne Corp.	Morgan Stanley	86	27,765	29,811	2,954
Blueprint Medicines Corp.	Morgan Stanley	672	37,394	33,943	(3,331)
Bristol-Myers Squibb Co.	Morgan Stanley	8,730	587,123	672,210	95,400
Charles River Laboratories International, Inc.	Morgan Stanley	1,168	323,675	249,917	(72,724)
Corcept Therapeutics, Inc.	Morgan Stanley	2,216	38,877	52,696	16,281
Cronos Group, Inc. (Canada)	Morgan Stanley	6,342	19,417	17,884	(1,469)
Dynavax Technologies Corp.	Morgan Stanley	4,960	48,295	62,446	16,127
Exelixis, Inc.	Morgan Stanley	4,970	90,698	103,475	13,456
FibroGen, Inc.	Morgan Stanley	1,152	12,469	12,165	(264)
Gilead Sciences, Inc.	Morgan Stanley	1,724	108,082	106,560	(1,176)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	239	19,663	19,063	(537)
Illumina, Inc.	Morgan Stanley	2,039	447,101	375,910	(69,764)
Innoviva, Inc.	Morgan Stanley	1,783	26,570	26,317	(599)
Intra-Cellular Therapies, Inc.	Morgan Stanley	98	5,684	5,594	(71)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	3,591	126,748	132,939	6,655
Johnson & Johnson	Morgan Stanley	3,384	557,258	600,694	60,603
Maravai LifeSciences Holdings, Inc., Class A	Morgan Stanley	9,082	267,799	258,020	(8,924)
Merck & Co., Inc.	Morgan Stanley	9,903	791,819	902,857	136,600
Mettler-Toledo International, Inc.	Morgan Stanley	230	260,019	264,217	5,028
Moderna, Inc.	Morgan Stanley	5,759	750,763	822,673	69,993
Organon & Co.	Morgan Stanley	4,594	150,182	155,048	8,655
PerkinElmer, Inc.	Morgan Stanley	2,465	395,125	350,572	(43,127)
Pfizer, Inc.	Morgan Stanley	19,124	876,696	1,002,671	153,020
Prestige Consumer Healthcare, Inc.	Morgan Stanley	364	17,430	21,403	6,331
QIAGEN NV (Netherlands)	Morgan Stanley	2,428	110,642	114,602	4,408
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	543	327,137	320,984	(8,206)
Repligen Corp.	Morgan Stanley	358	51,961	58,139	6,514
Sarepta Therapeutics, Inc.	Morgan Stanley	198	14,893	14,842	(2)
SIGA Technologies, Inc.	Morgan Stanley	57	632	660	31
Vertex Pharmaceuticals, Inc.	Morgan Stanley	221	61,920	62,276	554
Viatris, Inc.	Morgan Stanley	24,008	259,568	251,364	(5,243)
Vir Biotechnology, Inc.	Morgan Stanley	4,729	115,128	120,448	5,687
Waters Corp.	Morgan Stanley	226	68,734	74,801	7,562
Zoetis, Inc.	Morgan Stanley	2,529	462,884	434,710	(36,687)
		135,888	8,108,082	8,364,463	350,425
Retailing
Amazon.com, Inc.	Morgan Stanley	13,555	1,681,084	1,439,677	(236,045)
AutoNation, Inc.	Morgan Stanley	756	78,396	84,491	6,844
AutoZone, Inc.	Morgan Stanley	214	382,865	459,912	78,269
Bath & Body Works, Inc.	Morgan Stanley	12,251	496,425	329,797	(163,287)
Best Buy Co., Inc.	Morgan Stanley	121	10,045	7,888	(2,026)
Buckle, Inc. (The)	Morgan Stanley	3,471	111,610	96,112	(14,518)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Dick's Sporting Goods, Inc.	Morgan Stanley	508	$42,212	$38,288	$(3,595)
Dillard's, Inc., Class A	Morgan Stanley	474	125,590	104,550	(20,553)
eBay, Inc.	Morgan Stanley	11,073	573,120	461,412	(106,280)
Etsy, Inc.	Morgan Stanley	4,674	549,005	342,184	(205,069)
Group 1 Automotive, Inc.	Morgan Stanley	800	144,669	135,840	(8,065)
Guess?, Inc.	Morgan Stanley	740	13,260	12,617	(252)
Home Depot, Inc. (The)	Morgan Stanley	1,494	454,623	409,759	(40,131)
LKQ Corp.	Morgan Stanley	2,787	132,313	136,814	7,029
Lowe's Cos., Inc.	Morgan Stanley	1,750	331,695	305,673	(24,267)
Macy's, Inc.	Morgan Stanley	5,908	113,749	108,235	(5,151)
MarineMax, Inc.	Morgan Stanley	4,717	202,863	170,378	(31,837)
Murphy USA, Inc.	Morgan Stanley	1,643	396,455	382,605	(12,585)
Nordstrom, Inc.	Morgan Stanley	15,542	391,689	328,402	(61,395)
ODP Corp. (The)	Morgan Stanley	1,946	68,425	58,847	(9,359)
O'Reilly Automotive, Inc.	Morgan Stanley	229	144,465	144,673	670
Overstock.com, Inc.	Morgan Stanley	13,552	541,552	338,936	(200,889)
Penske Automotive Group, Inc.	Morgan Stanley	757	75,733	79,250	4,304
Ross Stores, Inc.	Morgan Stanley	3,900	324,528	273,897	(49,568)
Shutterstock, Inc.	Morgan Stanley	2,836	176,779	162,531	(12,170)
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	4,635	305,163	247,787	(59,928)
Target Corp.	Morgan Stanley	3,533	691,389	498,966	(182,416)
TJX Cos., Inc. (The)	Morgan Stanley	10,838	657,347	605,302	(53,884)
Ulta Beauty, Inc.	Morgan Stanley	957	366,812	368,904	3,264
Victoria's Secret & Co.	Morgan Stanley	1,152	50,695	32,221	(18,311)
Williams-Sonoma, Inc.	Morgan Stanley	532	62,571	59,025	(3,341)
		127,345	9,697,127	8,224,973	(1,424,542)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	Morgan Stanley	2,046	52,435	42,332	(10,374)
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	5,179	242,502	172,668	(69,060)
Analog Devices, Inc.	Morgan Stanley	184	29,584	26,881	(2,435)
Applied Materials, Inc.	Morgan Stanley	4,180	454,643	380,296	(71,683)
Axcelis Technologies, Inc.	Morgan Stanley	7,502	415,792	411,410	(3,055)
Broadcom, Inc.	Morgan Stanley	879	473,566	427,027	(23,610)
Cohu, Inc.	Morgan Stanley	1,812	56,753	50,283	(6,288)
Diodes, Inc.	Morgan Stanley	1,779	160,124	114,870	(44,742)
Intel Corp.	Morgan Stanley	5,003	195,725	187,162	(7,577)
KLA Corp.	Morgan Stanley	339	109,596	108,168	968
Lam Research Corp.	Morgan Stanley	921	445,370	392,484	(49,970)
Lattice Semiconductor Corp.	Morgan Stanley	4,229	227,235	205,107	(21,403)
Marvell Technology, Inc.	Morgan Stanley	2,357	139,361	102,600	(36,316)
MaxLinear, Inc.	Morgan Stanley	1,245	49,016	42,305	(6,553)
Microchip Technology, Inc.	Morgan Stanley	7,154	453,756	415,504	(35,810)
Micron Technology, Inc.	Morgan Stanley	20,354	1,358,976	1,125,169	(228,269)
Monolithic Power Systems, Inc.	Morgan Stanley	75	28,940	28,803	27
NVIDIA Corp.	Morgan Stanley	4,130	716,992	626,067	(88,472)
NXP Semiconductors NV (Netherlands)	Morgan Stanley	3,025	514,065	447,791	(61,811)
ON Semiconductor Corp.	Morgan Stanley	9,412	463,823	473,518	11,175
Onto Innovation, Inc.	Morgan Stanley	2,754	214,424	192,064	(21,675)
Photronics, Inc.	Morgan Stanley	5,938	104,605	115,672	11,402

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Power Integrations, Inc.	Morgan Stanley	2,277	$198,398	$170,798	$(26,541)
Qorvo, Inc.	Morgan Stanley	2,021	231,601	190,621	(40,241)
QUALCOMM, Inc.	Morgan Stanley	9,369	1,255,700	1,196,796	(64,023)
Rambus, Inc.	Morgan Stanley	10,363	252,207	222,701	(28,700)
Semtech Corp.	Morgan Stanley	3,179	231,586	174,750	(56,097)
Silicon Laboratories, Inc.	Morgan Stanley	2,339	368,391	327,975	(39,241)
Skyworks Solutions, Inc.	Morgan Stanley	2,873	364,824	266,155	(95,351)
Synaptics, Inc.	Morgan Stanley	2,873	453,510	339,158	(112,905)
Teradyne, Inc.	Morgan Stanley	4,503	485,088	403,244	(79,737)
Texas Instruments, Inc.	Morgan Stanley	206	31,166	31,652	1,304
Universal Display Corp.	Morgan Stanley	63	6,421	6,372	(28)
		130,563	10,786,175	9,418,403	(1,307,091)
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	3,527	1,034,232	979,272	(48,196)
Adobe, Inc.	Morgan Stanley	2,992	1,132,392	1,095,252	(33,528)
Affirm Holdings, Inc.	Morgan Stanley	13,979	328,771	252,461	(75,260)
Autodesk, Inc.	Morgan Stanley	4,490	857,662	772,100	(82,825)
Automatic Data Processing, Inc.	Morgan Stanley	1,067	217,104	224,113	10,976
BlackBerry Ltd. (Canada)	Morgan Stanley	4,960	28,114	26,734	(1,289)
CGI, Inc. (Canada)	Morgan Stanley	603	40,308	48,035	7,810
Couchbase, Inc.	Morgan Stanley	181	3,091	2,972	(108)
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	973	63,170	60,384	(2,583)
Dropbox, Inc., Class A	Morgan Stanley	4,856	97,717	101,927	4,523
DXC Technology Co.	Morgan Stanley	6,887	225,836	208,745	(16,370)
Elastic NV (Netherlands)	Morgan Stanley	476	35,477	32,211	(3,152)
Euronet Worldwide, Inc.	Morgan Stanley	30	2,994	3,018	34
Fair Isaac Corp.	Morgan Stanley	349	139,950	139,914	(585)
Fiserv, Inc.	Morgan Stanley	2,731	254,216	242,977	(10,427)
FleetCor Technologies, Inc.	Morgan Stanley	802	171,467	168,508	(2,411)
Fortinet, Inc.	Morgan Stanley	10,288	499,920	582,095	83,770
Gartner, Inc.	Morgan Stanley	870	239,679	210,392	(28,583)
Gitlab, Inc., Class A	Morgan Stanley	1,423	68,959	75,618	6,881
Globant S.A. (Luxembourg)	Morgan Stanley	458	81,834	79,692	(2,047)
GoDaddy, Inc., Class A	Morgan Stanley	693	51,705	48,205	(4,337)
InterDigital, Inc.	Morgan Stanley	1,862	121,526	113,210	(7,229)
International Business Machines Corp.	Morgan Stanley	443	52,365	62,547	12,497
International Money Express, Inc.	Morgan Stanley	221	4,333	4,524	206
Intuit, Inc.	Morgan Stanley	2,629	1,016,071	1,013,322	(127)
Manhattan Associates, Inc.	Morgan Stanley	1,053	138,078	120,674	(16,963)
Mastercard, Inc., Class A	Morgan Stanley	1,344	428,266	424,005	(2,752)
Microsoft Corp.	Morgan Stanley	4,002	991,658	1,027,834	44,863
MongoDB, Inc.	Morgan Stanley	395	137,793	102,503	(34,850)
NortonLifeLock, Inc.	Morgan Stanley	8,342	209,262	183,190	(22,581)
Oracle Corp.	Morgan Stanley	24,334	1,810,763	1,700,217	(92,884)
Paychex, Inc.	Morgan Stanley	5,928	729,841	675,021	(45,664)
Paycom Software, Inc.	Morgan Stanley	2,016	612,247	564,722	(47,364)
PayPal Holdings, Inc.	Morgan Stanley	24,122	1,962,970	1,684,680	(272,028)
Pegasystems, Inc.	Morgan Stanley	194	9,782	9,281	(464)
Progress Software Corp.	Morgan Stanley	500	22,955	22,650	(35)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
PTC, Inc.	Morgan Stanley	1,650	$172,376	$175,461	$3,636
Roper Technologies, Inc.	Morgan Stanley	1,256	545,942	495,680	(48,428)
Salesforce, Inc.	Morgan Stanley	4,179	671,409	689,702	20,435
ServiceNow, Inc.	Morgan Stanley	1,811	914,422	861,167	(50,338)
SPS Commerce, Inc.	Morgan Stanley	397	41,773	44,881	2,665
SS&C Technologies Holdings, Inc.	Morgan Stanley	728	51,625	42,275	(8,744)
Synopsys, Inc.	Morgan Stanley	1,631	476,668	495,335	20,188
Teradata Corp.	Morgan Stanley	2,968	109,295	109,846	(241)
Trade Desk, Inc. (The), Class A	Morgan Stanley	8,431	379,040	353,175	(24,656)
UiPath, Inc., Class A	Morgan Stanley	9,160	185,711	166,620	(18,497)
VeriSign, Inc.	Morgan Stanley	1,361	254,480	227,736	(25,931)
Verra Mobility Corp.	Morgan Stanley	3,815	56,364	59,934	3,750
Visa, Inc., Class A	Morgan Stanley	312	60,321	61,430	1,327
Western Union Co. (The)	Morgan Stanley	4,492	78,250	73,983	(3,595)
Xperi Holding Corp.	Morgan Stanley	696	10,527	10,043	(431)
		182,907	17,830,711	16,930,273	(811,942)
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	5,020	350,667	323,188	(25,487)
Apple, Inc.	Morgan Stanley	10,209	1,464,755	1,395,774	(61,330)
Arista Networks, Inc.	Morgan Stanley	877	80,353	82,210	2,114
Badger Meter, Inc.	Morgan Stanley	438	42,240	35,430	(7,140)
CDW Corp.	Morgan Stanley	1,921	321,082	302,673	(17,100)
Cisco Systems, Inc.	Morgan Stanley	16,593	772,787	707,526	(54,974)
Corning, Inc.	Morgan Stanley	10,315	372,443	325,026	(39,050)
CTS Corp.	Morgan Stanley	7	238	238	6
EchoStar Corp., Class A	Morgan Stanley	11,855	310,237	228,802	(80,445)
ePlus, Inc.	Morgan Stanley	240	13,357	12,749	(565)
Extreme Networks, Inc.	Morgan Stanley	12,353	135,893	110,189	(25,519)
F5, Inc.	Morgan Stanley	640	101,830	97,946	(3,559)
Hewlett Packard Enterprise Co.	Morgan Stanley	21,528	346,618	285,461	(56,336)
HP, Inc.	Morgan Stanley	9,319	332,191	305,477	(19,661)
IPG Photonics Corp.	Morgan Stanley	1,105	103,504	104,014	841
Jabil, Inc.	Morgan Stanley	4,104	242,777	210,166	(31,495)
Juniper Networks, Inc.	Morgan Stanley	7,964	251,759	226,974	(22,383)
Keysight Technologies, Inc.	Morgan Stanley	1,589	235,766	219,044	(16,059)
NetApp, Inc.	Morgan Stanley	3,472	232,258	226,513	6,237
NetScout Systems, Inc.	Morgan Stanley	1,178	36,359	39,875	3,986
Pure Storage, Inc., Class A	Morgan Stanley	9,926	287,984	255,197	(31,867)
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	4,416	377,694	315,479	(51,447)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1,414	178,952	159,994	(16,750)
Trimble, Inc.	Morgan Stanley	3,337	201,100	194,314	(6,145)
Vishay Intertechnology, Inc.	Morgan Stanley	4,496	90,739	80,119	(9,097)
Western Digital Corp.	Morgan Stanley	11,492	617,861	515,186	(100,703)
Zebra Technologies Corp., Class A	Morgan Stanley	1,332	481,343	391,541	(88,266)
		157,140	7,982,787	7,151,105	(752,194)
Telecommunication Services
AT&T, Inc.	Morgan Stanley	16,003	296,748	335,423	47,787
BCE, Inc. (Canada)	Morgan Stanley	1,412	72,205	69,442	(2,172)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Gogo, Inc.	Morgan Stanley	1,695	$17,558	$27,442	$9,941
Iridium Communications, Inc.	Morgan Stanley	1,424	50,792	53,485	2,678
Lumen Technologies, Inc.	Morgan Stanley	12,457	148,335	135,906	2,015
T-Mobile US, Inc.	Morgan Stanley	3,277	371,831	440,888	70,244
Verizon Communications, Inc.	Morgan Stanley	8,954	451,114	454,415	10,216
		45,222	1,408,583	1,517,001	140,709
Transportation
American Airlines Group, Inc.	Morgan Stanley	2,491	45,364	31,586	(13,632)
ArcBest Corp.	Morgan Stanley	4,986	184,129	350,865	170,752
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	2,999	191,201	185,068	(5,522)
CSX Corp.	Morgan Stanley	8,436	262,000	245,150	(11,393)
Expeditors International of Washington, Inc.	Morgan Stanley	6,625	599,593	645,672	60,030
FedEx Corp.	Morgan Stanley	799	187,331	181,141	(7,700)
Forward Air Corp.	Morgan Stanley	326	31,465	29,979	(1,309)
Genco Shipping & Trading Ltd. (Marshall Islands)	Morgan Stanley	36	695	696	4
GXO Logistics, Inc.	Morgan Stanley	3,407	177,108	147,421	(29,121)
Heartland Express, Inc.	Morgan Stanley	5	69	70	3
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	1,885	90,881	87,257	(3,084)
Landstar System, Inc.	Morgan Stanley	206	31,364	29,957	(1,286)
Marten Transport Ltd.	Morgan Stanley	36	602	606	6
Matson, Inc.	Morgan Stanley	1,939	168,002	141,314	(25,123)
Norfolk Southern Corp.	Morgan Stanley	448	112,554	101,826	(9,750)
Old Dominion Freight Line, Inc.	Morgan Stanley	1,069	281,327	273,963	(6,207)
Saia, Inc.	Morgan Stanley	1,040	198,738	195,520	(2,583)
Schneider National, Inc., Class B	Morgan Stanley	14	313	313	15
Southwest Airlines Co.	Morgan Stanley	6,543	286,759	236,333	(49,511)
Union Pacific Corp.	Morgan Stanley	2,016	442,350	429,972	(3,855)
United Parcel Service, Inc., Class B	Morgan Stanley	733	135,607	133,802	5,551
XPO Logistics, Inc.	Morgan Stanley	6,375	346,217	307,020	(39,156)
		52,414	3,773,669	3,755,531	27,129
Utilities
AES Corp. (The)	Morgan Stanley	6,435	141,423	135,199	(4,512)
American Water Works Co., Inc.	Morgan Stanley	470	78,008	69,922	(7,085)
Atmos Energy Corp.	Morgan Stanley	256	29,987	28,698	(1,024)
CenterPoint Energy, Inc.	Morgan Stanley	5,761	175,304	170,410	(3,664)
Constellation Energy Corp.	Morgan Stanley	5,787	272,256	331,364	61,205
DTE Energy Co.	Morgan Stanley	1,299	143,950	164,648	24,869
Exelon Corp.	Morgan Stanley	31,464	1,467,489	1,425,948	(31,705)
FirstEnergy Corp.	Morgan Stanley	1,130	48,551	43,381	(4,684)
Montauk Renewables, Inc.	Morgan Stanley	75	823	754	(65)
NRG Energy, Inc.	Morgan Stanley	25,207	946,861	962,151	55,907
Otter Tail Corp.	Morgan Stanley	724	45,018	48,602	3,978
PPL Corp.	Morgan Stanley	9,751	277,069	264,545	(2,985)
Public Service Enterprise Group, Inc.	Morgan Stanley	7,749	525,967	490,357	(30,044)
TransAlta Corp. (Canada)	Morgan Stanley	33	357	376	24
WEC Energy Group, Inc.	Morgan Stanley	662	66,528	66,624	712
		96,803	4,219,591	4,202,979	60,927

Total Reference Entity — Long			140,342,845	132,458,518	(6,482,307)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(18,077)	$(816,412)	$(535,622)	$279,705
Aptiv PLC (Jersey)	Morgan Stanley	(8,974)	(896,212)	(799,314)	95,707
BorgWarner, Inc.	Morgan Stanley	(1,818)	(87,479)	(60,667)	25,461
Dana, Inc.	Morgan Stanley	(55,647)	(1,153,974)	(782,953)	360,020
Fox Factory Holding Corp.	Morgan Stanley	(6,448)	(688,059)	(519,322)	167,823
Gentex Corp.	Morgan Stanley	(8,147)	(257,144)	(227,872)	27,915
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(46,708)	(681,573)	(500,243)	180,425
LCI Industries	Morgan Stanley	(11,706)	(1,650,478)	(1,309,667)	292,545
Luminar Technologies, Inc.	Morgan Stanley	(6,447)	(40,698)	(38,231)	2,414
Patrick Industries, Inc.	Morgan Stanley	(6,521)	(549,780)	(338,049)	203,102
Rivian Automotive, Inc., Class A	Morgan Stanley	(5,029)	(235,025)	(129,446)	105,267
Standard Motor Products, Inc.	Morgan Stanley	(1,846)	(76,009)	(83,052)	(7,242)
Tenneco, Inc., Class A	Morgan Stanley	(1,744)	(29,720)	(29,927)	(246)
Winnebago Industries, Inc.	Morgan Stanley	(4,969)	(280,092)	(241,295)	38,777
		(184,081)	(7,442,655)	(5,595,660)	1,771,673
Capital Goods
AAON, Inc.	Morgan Stanley	(8,909)	(483,755)	(487,857)	(6,428)
Acuity Brands, Inc.	Morgan Stanley	(4,299)	(790,938)	(662,218)	128,568
Advanced Drainage Systems, Inc.	Morgan Stanley	(3,386)	(441,848)	(304,977)	135,146
AeroVironment, Inc.	Morgan Stanley	(8,099)	(646,748)	(665,738)	(19,849)
AGCO Corp.	Morgan Stanley	(5,467)	(677,490)	(539,593)	116,872
Alamo Group, Inc.	Morgan Stanley	(865)	(99,196)	(100,712)	(1,647)
American Woodmark Corp.	Morgan Stanley	(9,051)	(589,390)	(407,386)	181,221
API Group Corp.	Morgan Stanley	(20,245)	(335,530)	(303,068)	32,017
Arcosa, Inc.	Morgan Stanley	(11,500)	(666,898)	(533,945)	130,187
Array Technologies, Inc.	Morgan Stanley	(48,802)	(412,378)	(537,310)	(125,479)
Axon Enterprise, Inc.	Morgan Stanley	(1,800)	(229,276)	(167,706)	61,266
AZEK Co., Inc. (The)	Morgan Stanley	(117,494)	(3,351,049)	(1,966,850)	1,379,744
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(105,767)	(1,371,569)	(666,332)	703,414
Beacon Roofing Supply, Inc.	Morgan Stanley	(12,378)	(746,612)	(635,734)	109,886
Bloom Energy Corp., Class A	Morgan Stanley	(2,151)	(34,927)	(35,492)	(610)
Boeing Co. (The)	Morgan Stanley	(14,291)	(2,465,393)	(1,953,866)	508,249
BWX Technologies, Inc.	Morgan Stanley	(22,461)	(1,260,692)	(1,237,376)	14,447
Chart Industries, Inc.	Morgan Stanley	(1,429)	(273,415)	(239,186)	33,866
Columbus McKinnon Corp.	Morgan Stanley	(7,620)	(328,019)	(216,179)	110,724
Comfort Systems USA, Inc.	Morgan Stanley	(5,529)	(485,632)	(459,736)	24,630
Construction Partners, Inc., Class A	Morgan Stanley	(25,848)	(731,617)	(541,257)	189,388
Core & Main, Inc., Class A	Morgan Stanley	(3,735)	(80,876)	(83,291)	(2,522)
Cornerstone Building Brands, Inc.	Morgan Stanley	(48,339)	(1,177,467)	(1,183,822)	(7,920)
CSW Industrials, Inc.	Morgan Stanley	(568)	(59,650)	(58,521)	1,051
Curtiss-Wright Corp.	Morgan Stanley	(2,161)	(301,975)	(285,382)	15,770
Energy Recovery, Inc.	Morgan Stanley	(12,264)	(263,170)	(238,167)	24,654
Enerpac Tool Group Corp.	Morgan Stanley	(735)	(13,568)	(13,980)	(429)
EnerSys	Morgan Stanley	(22,707)	(1,728,141)	(1,338,805)	377,694
ESCO Technologies, Inc.	Morgan Stanley	(2,233)	(158,977)	(152,670)	5,917
Evoqua Water Technologies Corp.	Morgan Stanley	(7,648)	(268,948)	(248,636)	19,955
Federal Signal Corp.	Morgan Stanley	(10,209)	(348,366)	(363,440)	(16,360)
Flowserve Corp.	Morgan Stanley	(21,307)	(748,349)	(610,019)	131,138

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Fortune Brands Home & Security, Inc.	Morgan Stanley	(10,827)	$(735,319)	$(648,321)	$83,116
Franklin Electric Co., Inc.	Morgan Stanley	(12,290)	(959,800)	(900,365)	55,888
FuelCell Energy, Inc.	Morgan Stanley	(47,403)	(163,769)	(177,761)	(14,209)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(17,978)	(222,527)	(194,342)	27,890
GATX Corp.	Morgan Stanley	(2,492)	(248,162)	(234,647)	5,858
Gibraltar Industries, Inc.	Morgan Stanley	(8,604)	(565,722)	(333,405)	231,566
Global Industrial Co.	Morgan Stanley	(119)	(3,910)	(4,019)	(113)
GMS, Inc.	Morgan Stanley	(14,350)	(765,158)	(638,575)	125,585
Granite Construction, Inc.	Morgan Stanley	(5,818)	(185,856)	(169,537)	14,971
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(16,054)	(238,291)	(210,468)	27,507
Greenbrier Cos., Inc. (The)	Morgan Stanley	(2,906)	(127,447)	(104,587)	21,150
Griffon Corp.	Morgan Stanley	(16,155)	(381,470)	(452,825)	(74,895)
Herc Holdings, Inc.	Morgan Stanley	(6,496)	(726,377)	(585,614)	137,756
Huntington Ingalls Industries, Inc.	Morgan Stanley	(5,887)	(1,187,015)	(1,282,306)	(108,500)
JELD-WEN Holding, Inc.	Morgan Stanley	(62,377)	(1,213,068)	(910,080)	301,375
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(57,908)	(1,054,689)	(803,763)	249,524
L3Harris Technologies, Inc.	Morgan Stanley	(4,644)	(1,092,404)	(1,122,455)	(32,314)
Lennox International, Inc.	Morgan Stanley	(3,216)	(707,081)	(664,393)	38,831
Lindsay Corp.	Morgan Stanley	(2,476)	(378,127)	(328,862)	46,185
MasTec, Inc.	Morgan Stanley	(14,753)	(1,199,876)	(1,057,200)	141,081
MDU Resources Group, Inc.	Morgan Stanley	(39,611)	(1,149,068)	(1,069,101)	61,230
Mercury Systems, Inc.	Morgan Stanley	(31,174)	(1,999,534)	(2,005,423)	(10,286)
Meritor, Inc.	Morgan Stanley	(29,130)	(1,015,162)	(1,058,293)	(44,480)
Middleby Corp. (The)	Morgan Stanley	(12,142)	(1,887,180)	(1,522,121)	362,550
MRC Global, Inc.	Morgan Stanley	(18,069)	(189,357)	(179,967)	9,139
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(6,385)	(564,419)	(479,577)	71,279
Mueller Water Products, Inc., Class A	Morgan Stanley	(27,524)	(322,811)	(322,857)	(702)
MYR Group, Inc.	Morgan Stanley	(2,072)	(178,693)	(182,605)	(4,149)
PGT Innovations, Inc.	Morgan Stanley	(26,863)	(527,609)	(447,000)	79,940
Plug Power, Inc.	Morgan Stanley	(34,757)	(522,737)	(575,923)	(53,881)
Primoris Services Corp.	Morgan Stanley	(36,988)	(948,175)	(804,859)	136,384
Proto Labs, Inc.	Morgan Stanley	(13,316)	(1,826,328)	(637,037)	1,189,034
Quanex Building Products Corp.	Morgan Stanley	(584)	(13,072)	(13,286)	(230)
RBC Bearings, Inc.	Morgan Stanley	(2,441)	(478,875)	(451,463)	27,156
Regal Rexnord Corp.	Morgan Stanley	(15,057)	(2,050,020)	(1,709,271)	331,418
Rockwell Automation, Inc.	Morgan Stanley	(903)	(184,727)	(179,977)	6,297
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(22,016)	(1,195,131)	(909,481)	281,754
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(14,296)	(337,000)	(235,598)	100,955
SiteOne Landscape Supply, Inc.	Morgan Stanley	(5,104)	(651,188)	(606,712)	43,610
Stanley Black & Decker, Inc.	Morgan Stanley	(34,517)	(5,250,795)	(3,619,453)	1,584,104
Sunrun, Inc.	Morgan Stanley	(3,706)	(289,202)	(86,572)	202,247
Tennant Co.	Morgan Stanley	(1,350)	(81,818)	(79,988)	1,592
Terex Corp.	Morgan Stanley	(5,366)	(186,697)	(146,867)	39,183
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(17,834)	(608,923)	(488,830)	106,191
Toro Co. (The)	Morgan Stanley	(9,774)	(821,159)	(740,771)	75,055
Trane Technologies PLC (Ireland)	Morgan Stanley	(3,406)	(459,403)	(442,337)	14,238
Triumph Group, Inc.	Morgan Stanley	(249)	(3,230)	(3,332)	(105)
United Rentals, Inc.	Morgan Stanley	(1,011)	(397,391)	(245,582)	151,282
Univar Solutions, Inc.	Morgan Stanley	(17,173)	(519,699)	(427,093)	91,917

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Valmont Industries, Inc.	Morgan Stanley	(3,403)	$(832,416)	$(764,416)	$61,630
Vertiv Holdings Co.	Morgan Stanley	(127,411)	(1,621,765)	(1,047,318)	572,291
Vicor Corp.	Morgan Stanley	(6,985)	(473,036)	(382,289)	90,119
Welbilt, Inc.	Morgan Stanley	(26,084)	(615,031)	(621,060)	(6,846)
WESCO International, Inc.	Morgan Stanley	(7,071)	(901,989)	(757,304)	143,487
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(4,698)	(164,372)	(152,309)	11,845
Woodward, Inc.	Morgan Stanley	(2,613)	(270,220)	(241,676)	27,654
		(1,493,133)	(63,266,159)	(51,700,524)	11,285,714
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	(12,936)	(565,716)	(561,681)	3,425
Alight, Inc., Class A	Morgan Stanley	(108,553)	(899,036)	(732,733)	165,109
ASGN, Inc.	Morgan Stanley	(2,605)	(304,266)	(235,101)	68,761
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(1,983)	(176,673)	(179,184)	(4,450)
CACI International, Inc., Class A	Morgan Stanley	(739)	(213,536)	(208,235)	5,018
CBIZ, Inc.	Morgan Stanley	(760)	(29,638)	(30,370)	(770)
Clarivate PLC (Jersey)	Morgan Stanley	(18,157)	(408,837)	(251,656)	156,638
Clean Harbors, Inc.	Morgan Stanley	(9,139)	(837,215)	(801,216)	34,886
CoStar Group, Inc.	Morgan Stanley	(2,651)	(264,176)	(160,147)	103,679
Deluxe Corp.	Morgan Stanley	(3,289)	(131,728)	(71,273)	56,827
Driven Brands Holdings, Inc.	Morgan Stanley	(23,248)	(700,775)	(640,250)	59,508
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(54,831)	(1,073,104)	(824,110)	247,568
FTI Consulting, Inc.	Morgan Stanley	(3,054)	(500,270)	(552,316)	(52,711)
GFL Environmental, Inc. (Canada)	Morgan Stanley	(9,549)	(377,949)	(246,364)	130,863
Harsco Corp.	Morgan Stanley	(21,105)	(358,959)	(150,057)	208,426
Healthcare Services Group, Inc.	Morgan Stanley	(17,509)	(301,064)	(304,832)	(8,584)
HNI Corp.	Morgan Stanley	(4,502)	(165,374)	(156,174)	8,099
Huron Consulting Group, Inc.	Morgan Stanley	(3,482)	(204,776)	(226,295)	(21,790)
IAA, Inc.	Morgan Stanley	(6,092)	(234,764)	(199,635)	35,134
ICF International, Inc.	Morgan Stanley	(3,751)	(359,685)	(356,345)	2,293
Insperity, Inc.	Morgan Stanley	(1,712)	(206,526)	(170,909)	29,451
Leidos Holdings, Inc.	Morgan Stanley	(15,079)	(1,545,721)	(1,518,606)	24,089
ManTech International Corp., Class A	Morgan Stanley	(4,107)	(356,943)	(392,013)	(39,772)
MillerKnoll, Inc.	Morgan Stanley	(21,616)	(830,013)	(567,852)	251,422
MSA Safety, Inc.	Morgan Stanley	(218)	(26,109)	(26,393)	(318)
Pitney Bowes, Inc.	Morgan Stanley	(54,512)	(489,740)	(197,333)	280,260
Steelcase, Inc., Class A	Morgan Stanley	(17,440)	(203,404)	(187,131)	15,674
Stericycle, Inc.	Morgan Stanley	(9,131)	(472,909)	(400,394)	71,886
Sterling Check Corp.	Morgan Stanley	(2,399)	(40,188)	(39,128)	1,008
TrueBlue, Inc.	Morgan Stanley	(2,167)	(62,139)	(38,789)	23,268
UniFirst Corp.	Morgan Stanley	(4,231)	(782,967)	(728,494)	51,694
Upwork, Inc.	Morgan Stanley	(69,967)	(2,339,745)	(1,446,918)	890,731
Viad Corp.	Morgan Stanley	(4,242)	(188,201)	(117,122)	70,830
Waste Connections, Inc. (Canada)	Morgan Stanley	(1,617)	(208,214)	(200,443)	6,872
		(516,373)	(15,860,360)	(12,919,499)	2,875,024
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(1,483)	(60,560)	(61,811)	(1,331)
BRP, Inc. (Canada)	Morgan Stanley	(1,384)	(90,073)	(85,130)	4,692
Brunswick Corp.	Morgan Stanley	(16,371)	(1,453,537)	(1,070,336)	371,879

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
Callaway Golf Co.	Morgan Stanley	(45,316)	$(1,171,286)	$(924,446)	$245,307
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(18,296)	(722,033)	(329,511)	391,563
Carter's, Inc.	Morgan Stanley	(7,996)	(697,779)	(563,558)	126,632
Clarus Corp.	Morgan Stanley	(1,335)	(25,253)	(25,352)	(132)
Columbia Sportswear Co.	Morgan Stanley	(2,087)	(170,586)	(149,387)	21,027
Crocs, Inc.	Morgan Stanley	(8,908)	(454,391)	(433,552)	20,235
Garmin Ltd. (Switzerland)	Morgan Stanley	(10,302)	(1,152,073)	(1,012,172)	138,370
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(21,429)	(656,509)	(616,727)	36,506
Hanesbrands, Inc.	Morgan Stanley	(49,901)	(681,161)	(513,481)	159,682
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(4,147)	(948,185)	(673,514)	274,817
Installed Building Products, Inc.	Morgan Stanley	(2,352)	(320,918)	(195,592)	120,224
iRobot Corp.	Morgan Stanley	(12,586)	(763,262)	(462,536)	299,712
Latham Group, Inc.	Morgan Stanley	(789)	(5,716)	(5,468)	242
La-Z-Boy, Inc.	Morgan Stanley	(11,030)	(366,976)	(261,521)	101,887
Lululemon Athletica, Inc.	Morgan Stanley	(2,923)	(819,295)	(796,839)	21,368
Malibu Boats, Inc., Class A	Morgan Stanley	(1,827)	(157,537)	(96,301)	61,028
Peloton Interactive, Inc., Class A	Morgan Stanley	(57,742)	(3,628,711)	(530,072)	3,093,814
Polaris, Inc.	Morgan Stanley	(19,248)	(2,133,056)	(1,910,941)	199,824
Skechers USA, Inc., Class A	Morgan Stanley	(23,093)	(1,085,783)	(821,649)	265,905
TopBuild Corp.	Morgan Stanley	(4,083)	(885,108)	(682,514)	209,836
Wolverine World Wide, Inc.	Morgan Stanley	(31,714)	(824,208)	(639,354)	177,155
YETI Holdings, Inc.	Morgan Stanley	(12,908)	(829,276)	(558,529)	269,645
		(369,250)	(20,103,272)	(13,420,293)	6,609,887
Consumer Services
ADT, Inc.	Morgan Stanley	(130,872)	(1,212,172)	(804,863)	384,695
Bally's Corp.	Morgan Stanley	(24,728)	(1,202,357)	(489,120)	711,639
Caesars Entertainment, Inc.	Morgan Stanley	(19,498)	(982,822)	(746,773)	234,743
Chegg, Inc.	Morgan Stanley	(25,190)	(491,359)	(473,068)	17,639
Denny's Corp.	Morgan Stanley	(3,177)	(61,212)	(27,576)	33,556
Domino's Pizza, Inc.	Morgan Stanley	(3,977)	(1,525,214)	(1,549,877)	(28,070)
DraftKings, Inc., Class A	Morgan Stanley	(44,061)	(1,625,558)	(514,192)	1,109,206
EverCommerce, Inc.	Morgan Stanley	(1,102)	(9,795)	(9,962)	(179)
Jack in the Box, Inc.	Morgan Stanley	(8,715)	(539,513)	(488,563)	50,162
Light & Wonder, Inc.	Morgan Stanley	(6,803)	(341,439)	(319,673)	21,312
Mister Car Wash, Inc.	Morgan Stanley	(29,850)	(383,971)	(324,768)	58,694
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(9,543)	(276,730)	(106,118)	170,245
Planet Fitness, Inc., Class A	Morgan Stanley	(22,652)	(1,534,737)	(1,540,563)	(7,866)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(44,427)	(2,187,788)	(1,550,947)	633,933
Shake Shack, Inc., Class A	Morgan Stanley	(15,264)	(1,175,172)	(602,623)	570,987
Terminix Global Holdings, Inc.	Morgan Stanley	(6,610)	(298,704)	(268,697)	29,611
Wendy's Co. (The)	Morgan Stanley	(78,877)	(1,733,961)	(1,489,198)	227,792
Wingstop, Inc.	Morgan Stanley	(11,174)	(1,940,098)	(835,480)	1,051,459
		(486,520)	(17,522,602)	(12,142,061)	5,269,558
Diversified Financials
Blucora, Inc.	Morgan Stanley	(11,619)	(227,557)	(214,487)	12,769
S&P Global, Inc.	Morgan Stanley	(6,896)	(2,351,854)	(2,324,366)	20,687

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Diversified Financials — (continued)
State Street Corp.	Morgan Stanley	(1,814)	$(163,033)	$(111,833)	$48,706
WisdomTree Investments, Inc.	Morgan Stanley	(38,568)	(221,113)	(195,540)	24,742
		(58,897)	(2,963,557)	(2,846,226)	106,904
Energy
Antero Midstream Corp.	Morgan Stanley	(29,503)	(314,777)	(267,002)	39,557
California Resources Corp.	Morgan Stanley	(25,984)	(1,108,979)	(1,000,384)	106,132
ChampionX Corp.	Morgan Stanley	(31,153)	(689,587)	(618,387)	67,947
Chesapeake Energy Corp.	Morgan Stanley	(6,903)	(615,084)	(559,833)	38,925
Civitas Resources, Inc.	Morgan Stanley	(27,338)	(1,662,456)	(1,429,504)	189,755
Clean Energy Fuels Corp.	Morgan Stanley	(21,670)	(105,777)	(97,082)	8,556
CNX Resources Corp.	Morgan Stanley	(8,291)	(176,585)	(136,470)	39,882
Core Laboratories N.V. (Netherlands)	Morgan Stanley	(29,302)	(854,231)	(580,473)	271,991
Coterra Energy, Inc.	Morgan Stanley	(51,365)	(1,367,634)	(1,324,703)	10,294
Delek US Holdings, Inc.	Morgan Stanley	(12,367)	(242,579)	(319,563)	(81,380)
Denison Mines Corp. (Canada)	Morgan Stanley	(203,145)	(240,041)	(197,660)	42,063
Earthstone Energy, Inc., Class A	Morgan Stanley	(18,252)	(303,469)	(249,140)	53,926
Energy Fuels, Inc. (Canada)	Morgan Stanley	(26,578)	(176,462)	(130,498)	45,730
Equitrans Midstream Corp.	Morgan Stanley	(73,202)	(609,762)	(465,565)	131,335
Green Plains, Inc.	Morgan Stanley	(10,952)	(329,197)	(297,566)	31,194
Hess Corp.	Morgan Stanley	(10,668)	(1,212,278)	(1,130,168)	74,467
HF Sinclair Corp.	Morgan Stanley	(50,138)	(1,931,064)	(2,264,232)	(353,787)
Kinder Morgan, Inc.	Morgan Stanley	(22,434)	(445,721)	(375,994)	62,081
Kinetik Holdings, Inc.	Morgan Stanley	(6,529)	(252,341)	(222,900)	29,106
Kosmos Energy Ltd. (Ghana)	Morgan Stanley	(116,266)	(715,942)	(719,687)	(4,696)
Laredo Petroleum, Inc.	Morgan Stanley	(4,503)	(323,096)	(310,437)	12,231
Liberty Energy, Inc., Class A	Morgan Stanley	(37,537)	(456,126)	(478,972)	(23,452)
NexGen Energy Ltd. (Canada)	Morgan Stanley	(81,644)	(341,652)	(293,102)	48,097
Noble Corp. (Cayman Islands)	Morgan Stanley	(21,434)	(692,754)	(543,352)	148,482
Northern Oil and Gas, Inc.	Morgan Stanley	(20,172)	(509,352)	(509,545)	(6,346)
Par Pacific Holdings, Inc.	Morgan Stanley	(25,143)	(398,815)	(391,979)	6,307
Southwestern Energy Co.	Morgan Stanley	(49,116)	(262,760)	(306,975)	(44,564)
TC Energy Corp. (Canada)	Morgan Stanley	(27,816)	(1,480,871)	(1,441,147)	(2,157)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(6,303)	(58,306)	(42,419)	19,436
Tellurian, Inc.	Morgan Stanley	(169,208)	(634,144)	(504,240)	129,061
Transocean Ltd. (Switzerland)	Morgan Stanley	(221,403)	(877,395)	(737,272)	138,957
Uranium Energy Corp.	Morgan Stanley	(49,297)	(161,406)	(151,835)	9,358
World Fuel Services Corp.	Morgan Stanley	(23,495)	(553,448)	(480,708)	70,942
		(1,519,111)	(20,104,091)	(18,578,794)	1,309,430
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(13,784)	(846,851)	(859,019)	(13,293)
Casey's General Stores, Inc.	Morgan Stanley	(4,720)	(944,260)	(873,106)	65,108
Grocery Outlet Holding Corp.	Morgan Stanley	(7,664)	(334,646)	(326,716)	6,585
Performance Food Group Co.	Morgan Stanley	(4,694)	(202,509)	(215,830)	(14,730)
United Natural Foods, Inc.	Morgan Stanley	(8,424)	(356,804)	(331,906)	24,425
		(39,286)	(2,685,070)	(2,606,577)	68,095
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(19,728)	(596,541)	(469,132)	83,597
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(1,840)	(691,731)	(557,465)	133,347

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
Celsius Holdings, Inc.	Morgan Stanley	(16,099)	$(1,319,898)	$(1,050,621)	$267,523
Flowers Foods, Inc.	Morgan Stanley	(21,132)	(560,684)	(556,194)	(568)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(1,562)	(39,832)	(46,126)	(6,346)
Freshpet, Inc.	Morgan Stanley	(21,760)	(2,235,975)	(1,129,126)	1,103,875
Ingredion, Inc.	Morgan Stanley	(11,061)	(1,007,448)	(975,138)	16,316
J & J Snack Foods Corp.	Morgan Stanley	(3,808)	(524,867)	(531,825)	(10,483)
John B Sanfilippo & Son, Inc.	Morgan Stanley	(1,246)	(90,440)	(90,323)	(2)
Lamb Weston Holdings, Inc.	Morgan Stanley	(2,314)	(190,293)	(165,358)	22,636
Lancaster Colony Corp.	Morgan Stanley	(10,113)	(1,540,158)	(1,302,352)	227,367
McCormick & Co, Inc., Non Voting Shares	Morgan Stanley	(2,870)	(242,298)	(238,928)	3,049
MGP Ingredients, Inc.	Morgan Stanley	(3,512)	(209,586)	(351,516)	(146,684)
Mission Produce, Inc.	Morgan Stanley	(3,992)	(59,724)	(56,886)	2,760
Monster Beverage Corp.	Morgan Stanley	(17,174)	(1,520,880)	(1,592,030)	(73,172)
National Beverage Corp.	Morgan Stanley	(6,436)	(290,541)	(314,978)	(24,822)
Primo Water Corp.	Morgan Stanley	(8,671)	(126,230)	(116,018)	9,028
Simply Good Foods Co. (The)	Morgan Stanley	(10,041)	(393,583)	(379,249)	13,812
Universal Corp.	Morgan Stanley	(6,450)	(368,411)	(390,225)	(25,270)
Utz Brands, Inc.	Morgan Stanley	(33,989)	(701,107)	(469,728)	223,672
		(203,798)	(12,710,227)	(10,783,218)	1,819,635
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(36,726)	(963,400)	(287,932)	674,222
AdaptHealth Corp.	Morgan Stanley	(37,629)	(851,687)	(678,827)	171,729
Agiliti, Inc.	Morgan Stanley	(1,326)	(25,933)	(27,196)	(1,297)
Alphatec Holdings, Inc.	Morgan Stanley	(55,934)	(682,489)	(365,808)	315,774
American Well Corp., Class A	Morgan Stanley	(10,508)	(158,754)	(45,395)	113,149
Baxter International, Inc.	Morgan Stanley	(7,770)	(664,521)	(499,067)	160,676
Boston Scientific Corp.	Morgan Stanley	(32,729)	(1,290,685)	(1,219,810)	69,160
Cardinal Health, Inc.	Morgan Stanley	(5,898)	(316,075)	(308,288)	5,379
Certara, Inc.	Morgan Stanley	(5,770)	(155,325)	(123,824)	31,295
Change Healthcare, Inc.	Morgan Stanley	(19,478)	(438,527)	(449,163)	(11,747)
CONMED Corp.	Morgan Stanley	(3,229)	(356,686)	(309,209)	46,442
CorVel Corp.	Morgan Stanley	(19)	(2,817)	(2,798)	16
Covetrus, Inc.	Morgan Stanley	(12,461)	(421,808)	(258,566)	162,682
Cutera, Inc.	Morgan Stanley	(873)	(35,182)	(32,738)	2,398
Doximity, Inc., Class A	Morgan Stanley	(5,884)	(226,145)	(204,881)	20,964
Embecta Corp.	Morgan Stanley	(5,181)	(142,801)	(131,183)	11,429
Encompass Health Corp.	Morgan Stanley	(5,261)	(355,379)	(294,879)	58,118
Figs, Inc., Class A	Morgan Stanley	(1,774)	(15,923)	(16,161)	(258)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(21,676)	(543,625)	(128,322)	414,581
Guardant Health, Inc.	Morgan Stanley	(18,634)	(1,880,824)	(751,696)	1,126,628
Haemonetics Corp.	Morgan Stanley	(1,920)	(224,715)	(125,146)	99,271
Health Catalyst, Inc.	Morgan Stanley	(18,935)	(716,868)	(274,368)	441,547
HealthEquity, Inc.	Morgan Stanley	(20,558)	(1,183,515)	(1,262,056)	(80,114)
Heska Corp.	Morgan Stanley	(1,432)	(132,735)	(135,338)	(2,779)
Humana, Inc.	Morgan Stanley	(864)	(397,229)	(404,412)	(8,071)
ICU Medical, Inc.	Morgan Stanley	(6,015)	(1,031,666)	(988,806)	41,489
Inari Medical, Inc.	Morgan Stanley	(13,544)	(930,066)	(920,857)	7,973
Insulet Corp.	Morgan Stanley	(2,320)	(698,263)	(505,621)	191,715
Integer Holdings Corp.	Morgan Stanley	(10,245)	(805,192)	(723,912)	80,210

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
LeMaitre Vascular, Inc.	Morgan Stanley	(244)	$(11,174)	$(11,114)	$63
LHC Group, Inc.	Morgan Stanley	(6,732)	(1,081,953)	(1,048,442)	32,073
LifeStance Health Group, Inc.	Morgan Stanley	(12,379)	(87,494)	(68,827)	18,551
MEDNAX, Inc.	Morgan Stanley	(15,930)	(315,690)	(334,689)	(19,419)
Mesa Laboratories, Inc.	Morgan Stanley	(1,754)	(427,833)	(357,711)	68,734
Multiplan Corp.	Morgan Stanley	(14,708)	(83,828)	(80,747)	2,971
National Research Corp.	Morgan Stanley	(113)	(4,313)	(4,326)	(34)
Nevro Corp.	Morgan Stanley	(10,126)	(675,259)	(443,823)	230,540
Novocure Ltd. (Jersey)	Morgan Stanley	(6,304)	(683,488)	(438,128)	244,452
NuVasive, Inc.	Morgan Stanley	(2,990)	(173,522)	(146,988)	27,092
Oak Street Health, Inc.	Morgan Stanley	(44,941)	(2,224,691)	(738,830)	1,482,904
Omnicell, Inc.	Morgan Stanley	(8,384)	(948,578)	(953,680)	(6,362)
OrthoPediatrics Corp.	Morgan Stanley	(3,059)	(159,838)	(131,996)	27,630
Outset Medical, Inc.	Morgan Stanley	(12,601)	(488,123)	(187,251)	300,224
Owens & Minor, Inc.	Morgan Stanley	(4,740)	(148,644)	(149,073)	(626)
Penumbra, Inc.	Morgan Stanley	(1,081)	(302,739)	(134,606)	167,731
Phreesia, Inc.	Morgan Stanley	(25,987)	(879,497)	(649,935)	227,492
Progyny, Inc.	Morgan Stanley	(21,787)	(1,145,705)	(632,912)	511,270
RadNet, Inc.	Morgan Stanley	(21,275)	(426,971)	(367,632)	58,772
Schrodinger, Inc.	Morgan Stanley	(23,842)	(1,350,854)	(629,667)	719,391
Select Medical Holdings Corp.	Morgan Stanley	(4,049)	(95,593)	(95,637)	(169)
Signify Health, Inc., Class A	Morgan Stanley	(24,583)	(316,337)	(339,245)	(23,328)
Silk Road Medical, Inc.	Morgan Stanley	(17,196)	(816,394)	(625,762)	189,547
STAAR Surgical Co.	Morgan Stanley	(629)	(45,781)	(44,615)	1,107
STERIS PLC (Ireland)	Morgan Stanley	(3,269)	(698,734)	(673,904)	23,150
Surgery Partners, Inc.	Morgan Stanley	(18,592)	(930,052)	(537,681)	391,135
Tandem Diabetes Care, Inc.	Morgan Stanley	(5,073)	(362,367)	(300,271)	61,615
Teladoc Health, Inc.	Morgan Stanley	(16,920)	(810,489)	(561,913)	247,499
Treace Medical Concepts, Inc.	Morgan Stanley	(1,549)	(23,525)	(22,213)	1,282
US Physical Therapy, Inc.	Morgan Stanley	(2,010)	(213,360)	(219,492)	(6,866)
		(697,440)	(31,581,661)	(22,407,369)	9,121,002
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(7,799)	(341,100)	(312,038)	28,609
Clorox Co. (The)	Morgan Stanley	(3,890)	(712,648)	(548,412)	150,468
Edgewell Personal Care Co.	Morgan Stanley	(11,379)	(421,550)	(392,803)	26,693
Energizer Holdings, Inc.	Morgan Stanley	(35,381)	(1,222,227)	(1,003,051)	197,621
Inter Parfums, Inc.	Morgan Stanley	(4,217)	(339,684)	(308,094)	30,842
Olaplex Holdings, Inc.	Morgan Stanley	(7,670)	(207,779)	(108,070)	99,433
Reynolds Consumer Products, Inc.	Morgan Stanley	(9,930)	(296,272)	(270,791)	19,253
		(80,266)	(3,541,260)	(2,943,259)	552,919
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(47,353)	(2,726,996)	(2,166,873)	532,794
Air Products and Chemicals, Inc.	Morgan Stanley	(5,913)	(1,414,178)	(1,421,958)	(19,095)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(203,412)	(1,618,607)	(1,427,952)	183,674
Allegheny Technologies, Inc.	Morgan Stanley	(14,738)	(375,778)	(334,700)	40,579
Arconic Corp.	Morgan Stanley	(24,944)	(666,726)	(699,679)	(33,839)
Axalta Coating Systems Ltd.	Morgan Stanley	(23,832)	(777,391)	(526,926)	249,433
Berry Global Group, Inc.	Morgan Stanley	(20,823)	(1,289,001)	(1,137,769)	149,518

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Cabot Corp.	Morgan Stanley	(2,598)	$(183,326)	$(165,726)	$16,440
Coeur Mining, Inc.	Morgan Stanley	(469,656)	(2,506,034)	(1,427,754)	1,074,948
Commercial Metals Co.	Morgan Stanley	(22,777)	(883,972)	(753,919)	126,375
Compass Minerals International, Inc.	Morgan Stanley	(1,665)	(105,433)	(58,924)	46,124
Crown Holdings, Inc.	Morgan Stanley	(6,415)	(693,800)	(591,271)	100,374
Ecovyst, Inc.	Morgan Stanley	(1,374)	(13,584)	(13,534)	33
Element Solutions, Inc.	Morgan Stanley	(29,330)	(686,770)	(522,074)	158,880
Equinox Gold Corp. (Canada)	Morgan Stanley	(156,737)	(1,466,224)	(695,912)	768,363
ERO Copper Corp. (Canada)	Morgan Stanley	(546)	(5,664)	(4,603)	1,054
FMC Corp.	Morgan Stanley	(5,283)	(645,886)	(565,334)	77,067
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(181,435)	(624,779)	(515,275)	108,673
GCP Applied Technologies, Inc.	Morgan Stanley	(20,313)	(641,856)	(635,391)	5,613
Graphic Packaging Holding Co.	Morgan Stanley	(48,767)	(1,007,998)	(999,724)	(2,463)
Hawkins, Inc.	Morgan Stanley	(410)	(14,696)	(14,772)	(95)
HB Fuller Co.	Morgan Stanley	(16,886)	(1,157,790)	(1,016,706)	136,289
IAMGOLD Corp. (Canada)	Morgan Stanley	(489,853)	(1,370,511)	(788,663)	580,026
International Flavors & Fragrances, Inc.	Morgan Stanley	(1,115)	(166,182)	(132,819)	32,051
Kaiser Aluminum Corp.	Morgan Stanley	(1,731)	(176,805)	(136,905)	38,304
Kinross Gold Corp. (Canada)	Morgan Stanley	(588,819)	(2,538,130)	(2,107,972)	416,677
Lithium Americas Corp. (Canada)	Morgan Stanley	(51,369)	(1,100,613)	(1,034,058)	65,092
NewMarket Corp.	Morgan Stanley	(2,518)	(848,578)	(757,817)	77,395
Novagold Resources, Inc. (Canada)	Morgan Stanley	(4,425)	(50,157)	(21,284)	28,935
Piedmont Lithium, Inc.	Morgan Stanley	(383)	(14,487)	(13,945)	523
PPG Industries, Inc.	Morgan Stanley	(1,044)	(138,648)	(119,371)	18,747
Quaker Chemical Corp.	Morgan Stanley	(4,676)	(965,369)	(699,156)	261,224
Ranpak Holdings Corp.	Morgan Stanley	(22,010)	(401,548)	(154,070)	246,945
RPM International, Inc.	Morgan Stanley	(8,901)	(798,259)	(700,687)	88,928
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(7,263)	(366,057)	(238,517)	125,684
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(11,162)	(341,567)	(280,389)	51,568
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(24,084)	(3,169,689)	(1,902,395)	1,235,295
Silgan Holdings, Inc.	Morgan Stanley	(3,384)	(146,845)	(139,928)	6,295
Sonoco Products Co.	Morgan Stanley	(23,022)	(1,367,465)	(1,313,175)	42,464
Stepan Co.	Morgan Stanley	(4,336)	(521,744)	(439,454)	76,369
TriMas Corp.	Morgan Stanley	(162)	(4,428)	(4,486)	(63)
Trinseo PLC (Ireland)	Morgan Stanley	(13,143)	(720,157)	(505,480)	207,579
Valvoline, Inc.	Morgan Stanley	(23,407)	(750,242)	(674,824)	73,350
Vulcan Materials Co.	Morgan Stanley	(4,526)	(921,503)	(643,145)	272,816
Worthington Industries, Inc.	Morgan Stanley	(20,457)	(1,068,338)	(902,154)	156,067
		(2,616,997)	(37,453,811)	(29,407,470)	7,823,010
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(3,128)	(12,657)	(11,886)	754
Altice USA, Inc., Class A	Morgan Stanley	(41,005)	(436,472)	(379,296)	56,596
AMC Networks, Inc., Class A	Morgan Stanley	(5,067)	(174,911)	(147,551)	27,128
Angi, Inc.	Morgan Stanley	(154,538)	(1,726,468)	(707,784)	1,016,389
Cable One, Inc.	Morgan Stanley	(851)	(1,666,671)	(1,097,211)	560,658
Cardlytics, Inc.	Morgan Stanley	(1,753)	(124,768)	(39,109)	85,493
Cargurus, Inc.	Morgan Stanley	(62,586)	(2,124,830)	(1,344,973)	777,032
DISH Network Corp., Class A	Morgan Stanley	(69,120)	(1,549,901)	(1,239,322)	308,519
Gray Television, Inc.	Morgan Stanley	(34,630)	(736,178)	(584,901)	149,499

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
IAC/InterActiveCorp.	Morgan Stanley	(17,196)	$(1,798,807)	$(1,306,380)	$490,036
iHeartMedia, Inc., Class A	Morgan Stanley	(441)	(3,489)	(3,559)	(73)
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(49,225)	(675,244)	(434,657)	239,690
Madison Square Garden Entertainment Corp.	Morgan Stanley	(5,560)	(470,205)	(292,567)	177,014
Magnite, Inc.	Morgan Stanley	(57,054)	(1,117,132)	(506,640)	609,008
Paramount Global, Class B	Morgan Stanley	(5,678)	(190,980)	(140,133)	46,113
ROBLOX Corp., Class A	Morgan Stanley	(27,149)	(1,161,561)	(892,116)	267,901
Roku, Inc.	Morgan Stanley	(14,560)	(1,559,211)	(1,195,958)	361,180
Snap, Inc., Class A	Morgan Stanley	(91,392)	(2,015,806)	(1,199,977)	813,149
TechTarget, Inc.	Morgan Stanley	(1,720)	(138,713)	(113,038)	25,825
Warner Music Group Corp., Class A	Morgan Stanley	(5,229)	(221,296)	(127,378)	92,169
ZoomInfo Technologies, Inc., Class A	Morgan Stanley	(4,299)	(236,119)	(142,899)	92,907
		(652,181)	(18,141,419)	(11,907,335)	6,196,987
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(31,058)	(2,392,076)	(1,405,375)	983,521
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	(17,441)	(175,659)	(185,747)	(10,320)
Adaptive Biotechnologies Corp.	Morgan Stanley	(49,227)	(1,252,752)	(398,246)	852,840
Agilent Technologies, Inc.	Morgan Stanley	(1,545)	(193,368)	(183,500)	12,379
Arvinas, Inc.	Morgan Stanley	(9,301)	(746,306)	(391,479)	353,835
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(30,402)	(369,359)	(305,540)	65,787
Avid Bioservices, Inc.	Morgan Stanley	(9,851)	(276,439)	(150,326)	125,746
Avidity Biosciences, Inc.	Morgan Stanley	(142)	(2,025)	(2,063)	(40)
Axsome Therapeutics, Inc.	Morgan Stanley	(5,245)	(330,504)	(200,884)	128,629
Azenta, Inc.	Morgan Stanley	(12,699)	(1,464,841)	(915,598)	546,119
Bridgebio Pharma, Inc.	Morgan Stanley	(12,328)	(317,625)	(111,938)	205,266
CareDx, Inc.	Morgan Stanley	(10,447)	(358,435)	(224,402)	133,558
Catalent, Inc.	Morgan Stanley	(8,941)	(1,116,564)	(959,280)	155,800
Elanco Animal Health, Inc.	Morgan Stanley	(29,857)	(718,424)	(586,093)	131,376
Emergent BioSolutions, Inc.	Morgan Stanley	(15,507)	(556,027)	(481,337)	73,951
Harmony Biosciences Holdings, Inc.	Morgan Stanley	(1,668)	(85,054)	(81,348)	3,594
ImmunityBio, Inc.	Morgan Stanley	(210)	(793)	(781)	23
IVERIC bio, Inc.	Morgan Stanley	(3,326)	(34,142)	(31,996)	2,101
Jazz Pharmaceuticals PLC	Morgan Stanley	(12,335)	(1,838,778)	(1,924,383)	(88,050)
MannKind Corp.	Morgan Stanley	(40,911)	(154,779)	(155,871)	(1,439)
Medpace Holdings, Inc.	Morgan Stanley	(727)	(109,190)	(108,810)	236
NanoString Technologies, Inc.	Morgan Stanley	(26,267)	(1,025,238)	(333,591)	690,285
Nektar Therapeutics	Morgan Stanley	(21,491)	(268,652)	(81,666)	186,630
NeoGenomics, Inc.	Morgan Stanley	(82,230)	(1,658,765)	(670,175)	986,386
Neurocrine Biosciences, Inc.	Morgan Stanley	(19,543)	(1,703,234)	(1,905,052)	(204,082)
Novavax, Inc.	Morgan Stanley	(3,743)	(665,747)	(192,502)	472,360
Pacific Biosciences of California, Inc.	Morgan Stanley	(71,502)	(420,713)	(316,039)	104,115
Pacira BioSciences, Inc.	Morgan Stanley	(9,230)	(636,197)	(538,109)	97,243
Perrigo Co. PLC (Ireland)	Morgan Stanley	(13,599)	(639,385)	(551,711)	76,408
Phibro Animal Health Corp., Class A	Morgan Stanley	(502)	(9,332)	(9,603)	(283)
Quanterix Corp.	Morgan Stanley	(5,298)	(144,032)	(85,775)	58,067
Relay Therapeutics, Inc.	Morgan Stanley	(308)	(5,209)	(5,159)	35
Revance Therapeutics, Inc.	Morgan Stanley	(10,428)	(154,591)	(144,115)	10,271
Sana Biotechnology, Inc.	Morgan Stanley	(2,676)	(40,626)	(17,207)	23,366
Sotera Health Co.	Morgan Stanley	(15,268)	(343,307)	(299,100)	43,752

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
SpringWorks Therapeutics, Inc.	Morgan Stanley	(7,573)	$(394,035)	$(186,447)	$207,082
Supernus Pharmaceuticals, Inc.	Morgan Stanley	(11,789)	(332,765)	(340,938)	(8,615)
Syndax Pharmaceuticals, Inc.	Morgan Stanley	(393)	(7,351)	(7,561)	(219)
Syneos Health, Inc.	Morgan Stanley	(1,456)	(105,020)	(104,366)	515
Twist Bioscience Corp.	Morgan Stanley	(2,518)	(225,710)	(88,029)	137,381
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(7,164)	(357,657)	(427,404)	(72,311)
Vaxcyte, Inc.	Morgan Stanley	(306)	(6,288)	(6,659)	(393)
		(616,452)	(21,636,994)	(15,116,205)	6,482,905
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(10,995)	(348,628)	(104,562)	243,603
Academy Sports & Outdoors, Inc.	Morgan Stanley	(2,686)	(96,813)	(95,460)	1,225
Advance Auto Parts, Inc.	Morgan Stanley	(10,103)	(1,860,696)	(1,748,728)	96,129
American Eagle Outfitters, Inc.	Morgan Stanley	(46,406)	(666,393)	(518,819)	145,588
Boot Barn Holdings, Inc.	Morgan Stanley	(13,396)	(1,089,482)	(923,118)	164,915
Burlington Stores, Inc.	Morgan Stanley	(4,985)	(1,009,059)	(679,107)	328,612
Caleres, Inc.	Morgan Stanley	(4,305)	(119,432)	(112,963)	6,257
CarMax, Inc.	Morgan Stanley	(31,688)	(4,247,504)	(2,867,130)	1,374,726
Carvana Co.	Morgan Stanley	(15,202)	(1,624,143)	(343,261)	1,278,723
Chewy, Inc., Class A	Morgan Stanley	(47,590)	(2,529,559)	(1,652,325)	892,298
DoorDash, Inc., Class A	Morgan Stanley	(8,241)	(571,125)	(528,825)	41,541
Five Below, Inc.	Morgan Stanley	(6,119)	(1,186,334)	(694,078)	490,679
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(25,330)	(2,463,063)	(1,594,777)	865,011
Foot Locker, Inc.	Morgan Stanley	(44,551)	(1,453,954)	(1,124,913)	326,361
Franchise Group, Inc.	Morgan Stanley	(7,879)	(315,553)	(276,317)	28,330
Funko, Inc., Class A	Morgan Stanley	(4,494)	(93,122)	(100,306)	(7,307)
Gap, Inc. (The)	Morgan Stanley	(60,344)	(595,384)	(497,235)	97,359
Kohl's Corp.	Morgan Stanley	(75,313)	(3,059,568)	(2,687,921)	347,470
Leslie's, Inc.	Morgan Stanley	(18,648)	(547,001)	(283,077)	270,118
Lithia Motors, Inc.	Morgan Stanley	(1,162)	(334,617)	(319,329)	14,877
National Vision Holdings, Inc.	Morgan Stanley	(17,136)	(708,851)	(471,240)	236,669
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(10,285)	(518,760)	(604,244)	(86,173)
Olo, Inc., Class A	Morgan Stanley	(17,441)	(197,141)	(172,143)	24,737
Petco Health & Wellness Co., Inc.	Morgan Stanley	(110,326)	(2,050,886)	(1,626,205)	421,954
Pool Corp.	Morgan Stanley	(2,023)	(877,994)	(710,538)	163,589
Poshmark, Inc., Class A	Morgan Stanley	(10,890)	(288,194)	(110,098)	177,714
Qurate Retail, Inc.	Morgan Stanley	(291,040)	(1,787,230)	(835,285)	945,615
Sally Beauty Holdings, Inc.	Morgan Stanley	(13,502)	(194,196)	(160,944)	32,995
Sleep Number Corp.	Morgan Stanley	(8,980)	(440,883)	(277,931)	162,366
Stitch Fix, Inc., Class A	Morgan Stanley	(38,901)	(430,588)	(192,171)	237,846
Tractor Supply Co.	Morgan Stanley	(10,546)	(2,285,115)	(2,044,342)	228,933
Urban Outfitters, Inc.	Morgan Stanley	(13,559)	(288,800)	(253,011)	35,406
Wayfair, Inc., Class A	Morgan Stanley	(11,492)	(966,329)	(500,592)	464,453
		(995,558)	(35,246,397)	(25,110,995)	10,052,619
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(55,495)	(1,341,955)	(933,981)	406,190
Ambarella, Inc.	Morgan Stanley	(6,709)	(620,844)	(439,171)	183,375
Cirrus Logic, Inc.	Morgan Stanley	(15,153)	(1,326,594)	(1,099,199)	229,729
Enphase Energy, Inc.	Morgan Stanley	(4,566)	(889,488)	(891,466)	(3,160)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
First Solar, Inc.	Morgan Stanley	(32,872)	$(2,373,799)	$(2,239,569)	$131,074
FormFactor, Inc.	Morgan Stanley	(7,933)	(328,680)	(307,245)	21,034
Ichor Holdings Ltd.	Morgan Stanley	(8,549)	(257,799)	(222,103)	35,354
Impinj, Inc.	Morgan Stanley	(10,896)	(574,490)	(639,268)	(65,542)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(42,622)	(1,151,888)	(697,722)	452,635
Ultra Clean Holdings, Inc.	Morgan Stanley	(14,252)	(441,765)	(424,282)	16,896
Wolfspeed, Inc.	Morgan Stanley	(34,790)	(2,542,240)	(2,207,426)	331,435
		(233,837)	(11,849,542)	(10,101,432)	1,739,020
Software & Services
ACI Worldwide, Inc.	Morgan Stanley	(627)	(16,069)	(16,233)	807
Alarm.com Holdings, Inc.	Morgan Stanley	(12,291)	(753,714)	(760,321)	(7,609)
Alkami Technology, Inc.	Morgan Stanley	(146)	(1,939)	(2,028)	(90)
Alteryx, Inc., Class A	Morgan Stanley	(3,947)	(487,112)	(191,114)	295,352
Appfolio, Inc., Class A	Morgan Stanley	(7,161)	(904,795)	(649,073)	254,520
AppLovin Corp., Class A	Morgan Stanley	(2,666)	(150,778)	(91,817)	58,761
Asana, Inc., Class A	Morgan Stanley	(19,449)	(1,279,108)	(341,913)	935,494
Aspen Technology, Inc.	Morgan Stanley	(1,582)	(286,674)	(290,582)	(4,288)
Atlassian Corp. PLC, Class A (United Kingdom)	Morgan Stanley	(857)	(196,301)	(160,602)	35,439
Avalara, Inc.	Morgan Stanley	(9,011)	(1,331,246)	(636,177)	693,299
BigCommerce Holdings, Inc.	Morgan Stanley	(17,133)	(368,623)	(277,555)	90,691
Bill.com Holdings, Inc.	Morgan Stanley	(12,797)	(1,425,047)	(1,406,902)	16,251
Blackbaud, Inc.	Morgan Stanley	(14,597)	(871,517)	(847,648)	22,711
Blackline, Inc.	Morgan Stanley	(1,886)	(145,736)	(125,608)	19,935
Broadridge Financial Solutions, Inc.	Morgan Stanley	(1,264)	(180,651)	(180,183)	228
Ceridian HCM Holding, Inc.	Morgan Stanley	(530)	(54,396)	(24,952)	40,785
Cloudflare, Inc., Class A	Morgan Stanley	(5,727)	(255,746)	(250,556)	4,851
CommVault Systems, Inc.	Morgan Stanley	(908)	(57,852)	(57,113)	663
Concentrix Corp.	Morgan Stanley	(1,353)	(209,665)	(183,521)	26,361
Confluent, Inc., Class A	Morgan Stanley	(58,541)	(2,040,985)	(1,360,493)	677,779
Coupa Software, Inc.	Morgan Stanley	(17,404)	(2,772,948)	(993,768)	1,775,493
Coursera, Inc.	Morgan Stanley	(15,561)	(251,806)	(220,655)	30,817
CSG Systems International, Inc.	Morgan Stanley	(137)	(8,162)	(8,176)	200
Digital Turbine, Inc.	Morgan Stanley	(5,051)	(380,062)	(88,241)	291,317
Docebo, Inc. (Canada)	Morgan Stanley	(23)	(651)	(653)	(2)
DocuSign, Inc.	Morgan Stanley	(6,685)	(397,606)	(383,585)	13,493
Dolby Laboratories, Inc., Class A	Morgan Stanley	(9,759)	(756,375)	(698,354)	54,523
Domo, Inc., Class B	Morgan Stanley	(6,601)	(311,201)	(183,508)	127,280
DoubleVerify Holdings, Inc.	Morgan Stanley	(22,781)	(503,712)	(516,445)	(13,403)
Duck Creek Technologies, Inc.	Morgan Stanley	(6,618)	(175,482)	(98,277)	76,972
Envestnet, Inc.	Morgan Stanley	(22,301)	(1,606,638)	(1,176,824)	427,678
Everbridge, Inc.	Morgan Stanley	(20,160)	(1,182,342)	(562,262)	618,508
Evo Payments, Inc., Class A	Morgan Stanley	(947)	(27,903)	(22,273)	5,594
Fastly, Inc., Class A	Morgan Stanley	(47,852)	(1,578,089)	(555,562)	1,020,429
Grid Dynamics Holdings, Inc.	Morgan Stanley	(6,227)	(97,039)	(104,738)	(8,083)
Guidewire Software, Inc.	Morgan Stanley	(5,824)	(690,564)	(413,446)	276,200
Intapp, Inc.	Morgan Stanley	(1,233)	(22,365)	(18,051)	4,285
Jamf Holding Corp.	Morgan Stanley	(27,090)	(886,896)	(671,019)	214,698
JFrog Ltd. (Israel)	Morgan Stanley	(15,062)	(490,984)	(317,356)	172,976
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(27,027)	(1,400,636)	(602,702)	796,072

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
LivePerson, Inc.	Morgan Stanley	(47,907)	$(1,178,455)	$(677,405)	$499,484
LiveRamp Holdings, Inc.	Morgan Stanley	(19,485)	(819,596)	(502,908)	319,093
Maximus, Inc.	Morgan Stanley	(2,474)	(162,137)	(154,650)	6,979
Model N, Inc.	Morgan Stanley	(8,072)	(271,878)	(206,482)	65,228
Monday.com Ltd. (Israel)	Morgan Stanley	(3,308)	(472,688)	(341,253)	130,807
nCino, Inc.	Morgan Stanley	(12,805)	(700,919)	(395,931)	304,057
New Relic, Inc.	Morgan Stanley	(5,761)	(369,137)	(288,338)	80,309
Okta, Inc.	Morgan Stanley	(13,005)	(2,122,967)	(1,175,652)	944,492
Palo Alto Networks, Inc.	Morgan Stanley	(711)	(367,620)	(351,191)	15,941
Paya Holdings, Inc.	Morgan Stanley	(812)	(5,205)	(5,335)	(136)
Paymentus Holdings, Inc., Class A	Morgan Stanley	(10,041)	(178,881)	(134,248)	44,396
Perficient, Inc.	Morgan Stanley	(1,278)	(171,841)	(117,180)	54,434
Procore Technologies, Inc.	Morgan Stanley	(2,536)	(138,724)	(115,109)	23,431
PROS Holdings, Inc.	Morgan Stanley	(3,715)	(168,355)	(97,444)	72,939
Q2 Holdings, Inc.	Morgan Stanley	(2,526)	(332,876)	(97,428)	235,006
Qualtrics International, Inc., Class A	Morgan Stanley	(48,379)	(842,120)	(605,221)	235,780
Rackspace Technology, Inc.	Morgan Stanley	(22,405)	(541,872)	(160,644)	380,509
Rapid7, Inc.	Morgan Stanley	(2,467)	(164,250)	(164,796)	(763)
RingCentral, Inc., Class A	Morgan Stanley	(25,560)	(3,000,031)	(1,335,766)	1,660,276
Shift4 Payments, Inc., Class A	Morgan Stanley	(2,088)	(192,944)	(69,029)	123,659
Shopify, Inc., Class A (Canada)	Morgan Stanley	(21,917)	(804,480)	(684,687)	118,724
Smartsheet, Inc., Class A	Morgan Stanley	(20,119)	(1,041,004)	(632,340)	407,280
SolarWinds Corp.	Morgan Stanley	(14,221)	(289,345)	(145,765)	122,041
Sprinklr, Inc., Class A	Morgan Stanley	(2,247)	(23,261)	(22,717)	514
Sumo Logic, Inc.	Morgan Stanley	(22,835)	(384,813)	(171,034)	213,407
Sun Country Airlines Holdings, Inc.	Morgan Stanley	(13,595)	(285,923)	(249,332)	36,212
Task US, Inc., Class A	Morgan Stanley	(11,473)	(238,540)	(193,435)	44,789
TTEC Holdings, Inc.	Morgan Stanley	(964)	(63,445)	(65,446)	(2,085)
Twilio, Inc., Class A	Morgan Stanley	(9,376)	(2,772,613)	(785,803)	1,983,123
Tyler Technologies, Inc.	Morgan Stanley	(802)	(387,711)	(266,649)	120,548
Verint Systems, Inc.	Morgan Stanley	(4,585)	(193,687)	(194,175)	(744)
Vertex, Inc., Class A	Morgan Stanley	(861)	(9,285)	(9,755)	(482)
VMware, Inc., Class A	Morgan Stanley	(5,484)	(701,386)	(625,066)	75,388
Vonage Holdings Corp.	Morgan Stanley	(52,871)	(1,025,408)	(996,090)	27,955
WEX, Inc.	Morgan Stanley	(4,685)	(952,637)	(728,799)	228,816
Zeta Global Holdings Corp., Class A	Morgan Stanley	(14,431)	(95,078)	(65,228)	29,724
Zoom Video Communications, Inc., Class A	Morgan Stanley	(4,636)	(532,346)	(500,549)	31,091
		(877,253)	(46,562,873)	(28,823,166)	17,679,209
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(13,080)	(128,330)	(126,876)	1,284
Advanced Energy Industries, Inc.	Morgan Stanley	(6,384)	(574,069)	(465,904)	106,119
Arrow Electronics, Inc.	Morgan Stanley	(1,052)	(130,907)	(117,919)	12,815
Avnet, Inc.	Morgan Stanley	(4,371)	(192,611)	(187,428)	(2,590)
Benchmark Electronics, Inc.	Morgan Stanley	(4,027)	(97,584)	(90,849)	5,980
Calix, Inc.	Morgan Stanley	(7,666)	(476,097)	(261,717)	213,747
CommScope Holding Co., Inc.	Morgan Stanley	(103,090)	(1,316,240)	(630,911)	683,579
Corsair Gaming, Inc.	Morgan Stanley	(36,431)	(714,843)	(478,339)	235,554
Insight Enterprises, Inc.	Morgan Stanley	(4,694)	(457,232)	(404,998)	51,627
Littelfuse, Inc.	Morgan Stanley	(1,620)	(419,839)	(411,545)	6,024

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Methode Electronics, Inc.	Morgan Stanley	(4,794)	$(209,551)	$(177,570)	$31,419
National Instruments Corp.	Morgan Stanley	(31,161)	(1,229,975)	(973,158)	237,656
Novanta, Inc. (Canada)	Morgan Stanley	(249)	(30,999)	(30,196)	763
OSI Systems, Inc.	Morgan Stanley	(6,668)	(577,908)	(569,714)	7,427
PAR Technology Corp.	Morgan Stanley	(4,036)	(154,938)	(151,310)	3,414
PC Connection, Inc.	Morgan Stanley	(113)	(4,998)	(4,978)	15
Plantronics, Inc.	Morgan Stanley	(27,543)	(1,029,842)	(1,092,906)	(64,433)
Plexus Corp.	Morgan Stanley	(9,651)	(812,719)	(757,604)	54,036
Rogers Corp.	Morgan Stanley	(7,108)	(1,901,989)	(1,862,936)	36,525
Super Micro Computer, Inc.	Morgan Stanley	(11,942)	(472,591)	(481,860)	(9,896)
TD SYNNEX Corp.	Morgan Stanley	(16,866)	(1,720,005)	(1,536,493)	179,760
Teledyne Technologies, Inc.	Morgan Stanley	(4,056)	(1,702,943)	(1,521,446)	179,233
Ubiquiti, Inc.	Morgan Stanley	(4,049)	(1,152,723)	(1,005,002)	143,749
Viasat, Inc.	Morgan Stanley	(36,713)	(1,610,395)	(1,124,519)	483,735
Viavi Solutions, Inc.	Morgan Stanley	(13,348)	(192,092)	(176,594)	15,244
Vontier Corp.	Morgan Stanley	(11,121)	(288,418)	(255,672)	32,034
		(371,833)	(17,599,838)	(14,898,444)	2,644,820
Telecommunication Services
Anterix, Inc.	Morgan Stanley	(170)	(6,974)	(6,982)	(16)
Cogent Communications Holdings, Inc.	Morgan Stanley	(386)	(23,431)	(23,453)	(52)
Frontier Communications Parent, Inc.	Morgan Stanley	(24,250)	(611,056)	(570,845)	39,400
Globalstar, Inc.	Morgan Stanley	(465,751)	(723,084)	(572,874)	149,249
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(8,837)	(125,366)	(134,853)	(9,652)
Shenandoah Telecommunications Co.	Morgan Stanley	(7,896)	(265,924)	(175,291)	30,447
United States Cellular Corp.	Morgan Stanley	(3,838)	(131,413)	(111,148)	20,090
		(511,128)	(1,887,248)	(1,595,446)	229,466
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(9,293)	(228,600)	(266,988)	(38,824)
CH Robinson Worldwide, Inc.	Morgan Stanley	(5,010)	(544,253)	(507,864)	29,682
Hawaiian Holdings, Inc.	Morgan Stanley	(2,960)	(75,312)	(42,358)	32,856
JB Hunt Transport Services, Inc.	Morgan Stanley	(8,610)	(1,583,877)	(1,355,817)	221,572
Lyft, Inc., Class A	Morgan Stanley	(86,189)	(1,528,306)	(1,144,590)	381,684
SkyWest, Inc.	Morgan Stanley	(14,006)	(405,120)	(297,628)	106,955
TFI International, Inc. (Canada)	Morgan Stanley	(3,907)	(415,187)	(313,654)	97,472
Werner Enterprises, Inc.	Morgan Stanley	(17,902)	(842,816)	(689,943)	147,697
		(147,877)	(5,623,471)	(4,618,842)	979,094
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(44,673)	(706,555)	(599,958)	71,305
ALLETE, Inc.	Morgan Stanley	(4,710)	(280,925)	(276,854)	(20,097)
Alliant Energy Corp.	Morgan Stanley	(12,270)	(722,740)	(719,145)	2,635
Avangrid, Inc.	Morgan Stanley	(19,376)	(926,953)	(893,621)	8,026
Avista Corp.	Morgan Stanley	(10,198)	(438,812)	(443,715)	(14,515)
Black Hills Corp.	Morgan Stanley	(7,095)	(506,593)	(516,303)	(22,781)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(4,445)	(158,033)	(158,286)	(463)
Clearway Energy, Inc., Class A	Morgan Stanley	(9,865)	(255,080)	(315,384)	(81,555)
CMS Energy Corp.	Morgan Stanley	(25,300)	(1,742,893)	(1,707,750)	32,826
Dominion Energy, Inc.	Morgan Stanley	(8,257)	(719,499)	(658,991)	56,030
Duke Energy Corp.	Morgan Stanley	(14,079)	(1,557,113)	(1,509,410)	39,829

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Essential Utilities, Inc.	Morgan Stanley	(12,303)	$(565,969)	$(564,093)	$(91)
Evergy, Inc.	Morgan Stanley	(22,174)	(1,482,356)	(1,446,854)	17,781
Eversource Energy	Morgan Stanley	(7,565)	(678,566)	(639,016)	18,504
IDACORP, Inc.	Morgan Stanley	(3,079)	(329,209)	(326,128)	2,644
Kenon Holdings Ltd. (Singapore)	Morgan Stanley	(2)	(80)	(80)	(368)
New Jersey Resources Corp.	Morgan Stanley	(3,846)	(153,947)	(171,262)	(21,110)
NextEra Energy, Inc.	Morgan Stanley	(27,968)	(2,076,598)	(2,166,401)	(103,328)
Northwest Natural Holding Co.	Morgan Stanley	(6,515)	(342,820)	(345,947)	(19,080)
NorthWestern Corp.	Morgan Stanley	(5,486)	(349,391)	(323,290)	6,662
OGE Energy Corp.	Morgan Stanley	(18,946)	(742,978)	(730,558)	6,885
ONE Gas, Inc.	Morgan Stanley	(8,033)	(641,261)	(652,199)	(18,656)
Ormat Technologies, Inc.	Morgan Stanley	(2,252)	(216,917)	(176,444)	39,015
Pinnacle West Capital Corp.	Morgan Stanley	(16,351)	(1,323,351)	(1,195,585)	74,393
PNM Resources, Inc.	Morgan Stanley	(4,391)	(214,019)	(209,802)	(1,943)
Portland General Electric Co.	Morgan Stanley	(23,839)	(1,163,943)	(1,152,139)	(10,598)
SJW Group	Morgan Stanley	(4,230)	(285,453)	(263,994)	12,380
South Jersey Industries, Inc.	Morgan Stanley	(6,239)	(171,273)	(212,999)	(52,723)
Southwest Gas Holdings, Inc.	Morgan Stanley	(9,806)	(688,668)	(853,906)	(195,637)
Spire, Inc.	Morgan Stanley	(6,181)	(453,017)	(459,681)	(26,062)
Unitil Corp.	Morgan Stanley	(1,700)	(93,881)	(99,824)	(6,164)
Unity Software, Inc.	Morgan Stanley	(8,984)	(318,514)	(330,791)	(12,700)
Xcel Energy, Inc.	Morgan Stanley	(2,295)	(160,876)	(162,394)	(6,069)
		(362,453)	(20,468,283)	(20,282,804)	(225,025)

Total Reference Entity — Short			(414,250,790)	(317,805,619)	94,391,946
Net Value of Reference Entity			$(273,907,945)	$(185,347,101)	$87,909,639

*	Includes $(651,205) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $87,909,639, which are considered Level 2 as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 72.0%
Automobiles & Components — 0.9%
BorgWarner, Inc.	8,453	$ 282,077
Ford Motor Co.	30,159	335,670
General Motors Co.(a)*	34,256	1,087,970
Thor Industries, Inc.	3,278	244,965
		1,950,682
Capital Goods — 6.9%
3M Co.(a)	3,066	396,771
A.O. Smith Corp.	3,704	202,535
AAR Corp.*	491	20,543
AECOM	4,385	285,990
AerSale Corp.*	22	319
AMETEK, Inc.	645	70,879
Atkore, Inc.*	1,384	114,886
BlueLinx Holdings, Inc.*	476	31,802
Boise Cascade Co.	752	44,736
Builders FirstSource, Inc.(a)*	12,047	646,924
Carlisle Cos., Inc.	1,113	265,573
Carrier Global Corp.(a)	22,649	807,663
Caterpillar, Inc.	1,493	266,889
Cummins, Inc.(a)	2,816	544,980
Deere & Co.	250	74,868
Dycom Industries, Inc.*	2,843	264,513
Encore Wire Corp.(a)	6,261	650,643
EnPro Industries, Inc.	1	82
Fortive Corp.	5,786	314,643
Generac Holdings, Inc.*	1,689	355,670
General Dynamics Corp.(a)	6,621	1,464,896
General Electric Co.(a)	11,463	729,849
Hayward Holdings, Inc.*	2,806	40,378
Hubbell, Inc.	1,851	330,552
Illinois Tool Works, Inc.	169	30,800
Ingersoll Rand, Inc.(a)	15,615	657,079
ITT, Inc.	822	55,271
Kaman Corp.	3	94
Kennametal, Inc.	2,984	69,318
Lockheed Martin Corp.	750	322,470
Mueller Industries, Inc.	6,652	354,485
Nordson Corp.	1,828	370,060
Otis Worldwide Corp.(a)	9,849	696,029
Owens Corning	3,108	230,955
Parker-Hannifin Corp.(a)	3,750	922,688
Parsons Corp.*	1,484	59,983
Quanta Services, Inc.	197	24,692
Resideo Technologies, Inc.*	3,957	76,845
Rockwell Automation, Inc.	278	55,408
Rush Enterprises, Inc., Class A	1,273	61,359
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Simpson Manufacturing Co., Inc.	1,043	$ 104,936
Spirit AeroSystems Holdings, Inc., Class A	3,916	114,739
Textron, Inc.	9,791	597,936
TransDigm Group, Inc.*	307	164,758
Trex Co., Inc.(a)*	14,912	811,511
UFP Industries, Inc.	2,368	161,356
United Rentals, Inc.*	866	210,360
Veritiv Corp.*	182	19,756
Watts Water Technologies, Inc., Class A	300	36,852
Westinghouse Air Brake Technologies Corp.	4,137	339,565
WW Grainger, Inc.	918	417,167
Zurn Water Solutions Corp.	10,028	273,163
		15,166,219
Commercial & Professional Services — 1.7%
Cintas Corp.	481	179,668
Copart, Inc.(a)*	5,186	563,511
Equifax, Inc.	483	88,283
Jacobs Engineering Group, Inc.	823	104,628
KBR, Inc.	597	28,889
Kforce, Inc.	941	57,721
Korn Ferry	4,535	263,121
ManpowerGroup, Inc.	107	8,176
Matthews International Corp., Class A	72	2,064
Republic Services, Inc.	236	30,885
Ritchie Bros Auctioneers, Inc. (Canada)	1,971	128,233
Robert Half International, Inc.	3,156	236,353
Tetra Tech, Inc.(a)	3,853	526,127
Thomson Reuters Corp. (Canada)	692	72,113
TransUnion	2,701	216,053
TriNet Group, Inc.*	2,533	196,612
Verisk Analytics, Inc.	2,426	419,916
Waste Management, Inc.(a)	4,638	709,521
		3,831,874
Consumer Durables & Apparel — 1.8%
Acushnet Holdings Corp.	620	25,842
Cavco Industries, Inc.*	497	97,407
DR Horton, Inc.	3,214	212,735
GoPro, Inc., Class A*	24,075	133,135
Hasbro, Inc.	311	25,465
Levi Strauss & Co., Class A	445	7,262

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.*	44	$ 5,460
Movado Group, Inc.	399	12,341
Newell Brands, Inc.	5,931	112,926
NIKE, Inc., Class B(a)	7,454	761,799
NVR, Inc.*	12	48,050
PVH Corp.	1,770	100,713
Ralph Lauren Corp.	1,394	124,972
Skyline Champion Corp.*	9,568	453,714
Smith & Wesson Brands, Inc.	3,938	51,706
Sonos, Inc.*	16,157	291,472
Steven Madden Ltd.	6,989	225,116
Sturm Ruger & Co., Inc.	684	43,536
Tapestry, Inc.	9,040	275,901
Under Armour, Inc., Class C*	25,491	193,222
VF Corp.	4,883	215,682
Vista Outdoor, Inc.*	11,987	334,437
Whirlpool Corp.	1,329	205,822
		3,958,715
Consumer Services — 2.0%
2U, Inc.*	538	5,633
Airbnb, Inc., Class A*	3,176	282,918
Bloomin' Brands, Inc.	4,156	69,073
Boyd Gaming Corp.	582	28,955
Bright Horizons Family Solutions, Inc.*	841	71,081
Brinker International, Inc.*	1,143	25,180
Carnival Corp. (Panama)*	8,746	75,653
Cheesecake Factory, Inc. (The)	5,155	136,195
Choice Hotels International, Inc.	2	223
Cracker Barrel Old Country Store, Inc.	1,240	103,528
Dave & Buster's Entertainment, Inc.*	11,141	365,202
European Wax Center, Inc., Class A	1,413	24,897
Expedia Group, Inc.*	759	71,976
Golden Entertainment, Inc.*	738	29,188
Hilton Worldwide Holdings, Inc.	48	5,349
Hyatt Hotels Corp., Class A*	530	39,172
Marriott International, Inc., Class A	1,144	155,595
McDonald's Corp.(a)	1,707	421,424
MGM Resorts International	18,703	541,452
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	7,419	82,499
Penn National Gaming, Inc.*	4,490	136,586
Six Flags Entertainment Corp.*	4,808	104,334
Starbucks Corp.(a)	12,496	954,570
Strategic Education, Inc.	661	46,653
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Stride, Inc.*	1,507	$ 61,471
Vail Resorts, Inc.	1,370	298,729
Vivint Smart Home, Inc.*	1,480	5,150
Wyndham Hotels & Resorts, Inc.	2,713	178,298
		4,320,984
Diversified Financials — 2.1%
Affiliated Managers Group, Inc.	1,045	121,847
AssetMark Financial Holdings, Inc.*	4	75
Berkshire Hathaway, Inc., Class B(a)*	3,056	834,349
BlackRock, Inc.(a)	926	563,971
CME Group, Inc.	1,120	229,264
Coinbase Global, Inc., Class A*	2,693	126,625
Donnelley Financial Solutions, Inc.*	1,503	44,023
Franklin Resources, Inc.	16,003	373,030
Intercontinental Exchange, Inc.(a)	9,143	859,808
Invesco Ltd. (Bermuda)	8,590	138,557
MarketAxess Holdings, Inc.	239	61,186
Moody's Corp.	1,026	279,041
Nasdaq, Inc.	410	62,541
Open Lending Corp., Class A*	6,042	61,810
SEI Investments Co.	972	52,508
T Rowe Price Group, Inc.(a)	7,925	900,359
		4,708,994
Energy — 2.5%
Antero Resources Corp.*	1	31
APA Corp.	2,090	72,941
Arch Resources, Inc.	1,174	167,988
Baker Hughes Co.	4,971	143,513
Borr Drilling Ltd. (Bermuda)*	2,527	11,649
Cameco Corp. (Canada)	2,325	48,871
Canadian Natural Resources Ltd. (Canada)	1,051	56,418
Cenovus Energy, Inc. (Canada)	1,279	24,314
Centennial Resource Development, Inc., Class A*	67	401
Cheniere Energy, Inc.	3,516	467,733
Chevron Corp.	3,311	479,367
Chord Energy Corp.	182	22,140
Comstock Resources, Inc.*	768	9,277
ConocoPhillips	117	10,508
Crescent Point Energy Corp. (Canada)	13,959	99,388
CVR Energy, Inc.	435	14,572
Denbury, Inc.*	2,692	161,493
Devon Energy Corp.	3,958	218,125

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Diamondback Energy, Inc.	2,863	$ 346,852
Dril-Quip, Inc.*	3,010	77,658
DT Midstream, Inc.	231	11,324
EQT Corp.	1,079	37,118
Exxon Mobil Corp.	3,073	263,172
Halliburton Co.	657	20,603
Marathon Oil Corp.	4,321	97,136
Marathon Petroleum Corp.	2,801	230,270
Occidental Petroleum Corp.	4,925	289,984
Oceaneering International, Inc.*	11,231	119,947
ONEOK, Inc.	372	20,646
PDC Energy, Inc.	400	24,644
Pembina Pipeline Corp. (Canada)	4,793	169,433
Phillips 66	1,313	107,653
Pioneer Natural Resources Co.(a)	3,535	788,588
ProPetro Holding Corp.*	1,779	17,790
SM Energy Co.	1,015	34,703
Talos Energy, Inc.*	116	1,795
US Silica Holdings, Inc.*	5,093	58,162
Valaris Ltd. (Bermuda)*	4,292	181,294
Valero Energy Corp.	2,598	276,115
Weatherford International PLC (Ireland)*	136	2,879
Williams Cos., Inc. (The)	7,655	238,913
		5,425,408
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.(a)	1,741	834,426
Kroger Co. (The)	930	44,017
PriceSmart, Inc.	66	4,728
SpartanNash Co.	823	24,830
Sysco Corp.	2,622	222,110
Walgreens Boots Alliance, Inc.	5,397	204,546
Walmart, Inc.(a)	8,152	991,120
		2,325,777
Food, Beverage & Tobacco — 2.7%
Altria Group, Inc.(a)	16,805	701,945
Archer-Daniels-Midland Co.	3,553	275,713
Brown-Forman Corp., Class B	3,211	225,284
Bunge Ltd. (Bermuda)	1,753	158,979
Calavo Growers, Inc.	27	1,126
Campbell Soup Co.	218	10,475
Coca-Cola Co. (The)(a)	16,989	1,068,778
Coca-Cola Consolidated, Inc.	38	21,428
Constellation Brands, Inc., Class A	145	33,794
Darling Ingredients, Inc.*	338	20,212
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.	7,031	$ 530,489
Hormel Foods Corp.	1,752	82,975
Keurig Dr Pepper, Inc.	2,607	92,262
Kraft Heinz Co. (The)	980	37,377
PepsiCo, Inc.(a)	4,895	815,801
Philip Morris International, Inc.(a)	6,549	646,648
Pilgrim's Pride Corp.*	6,635	207,211
Post Holdings, Inc.*	2,876	236,839
Tyson Foods, Inc., Class A(a)	9,187	790,633
Vector Group Ltd.	2,869	30,124
		5,988,093
Health Care Equipment & Services — 5.7%
Abbott Laboratories(a)	8,980	975,677
ABIOMED, Inc.*	1,063	263,103
Addus HomeCare Corp.*	398	33,145
Align Technology, Inc.*	1,056	249,924
Allscripts Healthcare Solutions, Inc.*	12,877	190,966
Amedisys, Inc.*	1,589	167,036
AmerisourceBergen Corp.	440	62,251
Apollo Medical Holdings, Inc.*	4,934	190,403
Avanos Medical, Inc.*	3,609	98,670
Axonics, Inc.*	604	34,229
Centene Corp.*	3,520	297,827
Cerus Corp.*	2,453	12,976
Chemed Corp.	137	64,306
Cigna Corp.	176	46,380
Cooper Cos., Inc. (The)	1,054	330,028
CVS Health Corp.(a)	3,336	309,114
DaVita, Inc.*	3,701	295,932
DENTSPLY SIRONA, Inc.	982	35,087
Dexcom, Inc.*	3,073	229,031
Edwards Lifesciences Corp.*	618	58,766
Elevance Health, Inc.	370	178,555
Envista Holdings Corp.*	3,252	125,332
Evolent Health, Inc., Class A*	2,043	62,741
Figs, Inc., Class A*	3,612	32,905
Fulgent Genetics, Inc.*	8,300	452,599
Globus Medical, Inc., Class A*	722	40,533
HCA Healthcare, Inc.	720	121,003
Henry Schein, Inc.*	1,055	80,961
Hologic, Inc.(a)*	9,425	653,152
IDEXX Laboratories, Inc.(a)*	1,685	590,980
Integra LifeSciences Holdings Corp.*	669	36,146
Laboratory Corp. of America Holdings	1,267	296,934
Lantheus Holdings, Inc.*	8,807	581,526

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
LivaNova PLC (United Kingdom)*	4,190	$ 261,749
McKesson Corp.	116	37,840
Medtronic PLC (Ireland)	13,467	1,208,663
Molina Healthcare, Inc.(a)*	2,228	622,971
NextGen Healthcare, Inc.*	6	105
Option Care Health, Inc.*	2,630	73,088
Patterson Cos., Inc.	373	11,302
Quest Diagnostics, Inc.	3,095	411,573
QuidelOrtho Corp.*	1,218	118,365
STAAR Surgical Co.*	1,086	77,030
Stryker Corp.	1,627	323,659
Teleflex, Inc.	1,810	444,989
Tenet Healthcare Corp.*	2,305	121,151
TransMedics Group, Inc.*	223	7,013
UnitedHealth Group, Inc.(a)	1,716	881,389
Universal Health Services, Inc., Class B	1,960	197,392
Varex Imaging Corp.*	2,084	44,577
Zimmer Biomet Holdings, Inc.	4,933	518,261
		12,559,335
Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	1,298	120,273
Colgate-Palmolive Co.(a)	6,878	551,203
Coty, Inc., Class A*	15,311	122,641
Estee Lauder Cos., Inc. (The), Class A	1,605	408,745
Procter & Gamble Co. (The)(a)	6,533	939,380
		2,142,242
Materials — 4.1%
AdvanSix, Inc.	1,115	37,286
Albemarle Corp.	354	73,979
Alpha Metallurgical Resources, Inc.	1,722	222,362
Ashland Global Holdings, Inc.	4,894	504,327
Avient Corp.	597	23,928
Balchem Corp.	420	54,491
Ball Corp.	996	68,495
Barrick Gold Corp. (Canada)	28,449	503,263
Celanese Corp.	1,171	137,721
CF Industries Holdings, Inc.	1,748	149,856
Cleveland-Cliffs, Inc.*	2,396	36,826
Diversey Holdings Ltd. (Cayman Islands)*	221	1,459
Dow, Inc.	6,177	318,795
DuPont de Nemours, Inc.	3,650	202,867
Eagle Materials, Inc.	1,952	214,603
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eastman Chemical Co.	416	$ 37,344
Ecolab, Inc.	2,973	457,128
Franco-Nevada Corp. (Canada)	650	85,527
Freeport-McMoRan, Inc.	2,883	84,356
Ginkgo Bioworks Holdings, Inc.*	43,339	103,147
Hecla Mining Co.	31,661	124,111
Hudbay Minerals, Inc. (Canada)	1,797	7,332
Huntsman Corp.	36	1,021
International Paper Co.	11,313	473,223
Intrepid Potash, Inc.*	4,000	181,160
Linde PLC (Ireland)	1,482	426,119
Louisiana-Pacific Corp.	1,791	93,866
LSB Industries, Inc.*	62	859
LyondellBasell Industries NV, Class A (Netherlands)	3,422	299,288
Martin Marietta Materials, Inc.	188	56,257
Methanex Corp. (Canada)	3,764	143,898
Mosaic Co. (The)	2,322	109,668
MP Materials Corp.*	3,121	100,122
Myers Industries, Inc.	43	977
New Gold, Inc. (Canada)*	82,237	87,993
Newmont Corp.	2,487	148,399
Nucor Corp.	1,137	118,714
Nutrien Ltd. (Canada)	4,038	321,788
Olin Corp.	1,667	77,149
Pan American Silver Corp. (Canada)	1,393	27,400
Reliance Steel & Aluminum Co.	1,490	253,091
Royal Gold, Inc.	3,065	327,281
Ryerson Holding Corp.	309	6,579
Sealed Air Corp.	5,381	310,591
Sherwin-Williams Co. (The)	464	103,894
Southern Copper Corp.	633	31,530
SSR Mining, Inc. (Canada)	19,640	327,988
Steel Dynamics, Inc.	1,945	128,662
Summit Materials, Inc., Class A*	2,265	52,752
Sylvamo Corp.	1,702	55,621
Teck Resources Ltd., Class B (Canada)	11,166	341,345
TimkenSteel Corp.*	27	498
United States Steel Corp.	9,437	169,017
Valhi, Inc.	2	91
Warrior Met Coal, Inc.	6,175	189,017
Westrock Co.	8,360	333,062

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Wheaton Precious Metals Corp. (Canada)	388	$ 13,980
Yamana Gold, Inc. (Canada)	41,416	192,584
		8,954,687
Media & Entertainment — 4.1%
Activision Blizzard, Inc.	1,395	108,615
Alphabet, Inc., Class A(a)*	468	1,019,894
Bumble, Inc., Class A*	26	732
Charter Communications, Inc., Class A(a)*	1,482	694,361
Comcast Corp., Class A	8,625	338,445
Electronic Arts, Inc.	945	114,959
Fox Corp., Class A	4,229	136,005
Interpublic Group of Cos., Inc. (The)	9,902	272,602
Madison Square Garden Sports Corp.*	127	19,177
Match Group, Inc.(a)*	9,366	652,717
Meta Platforms, Inc., Class A(a)*	18,508	2,984,415
Netflix, Inc.(a)*	4,778	835,529
New York Times Co. (The), Class A	190	5,301
News Corp., Class A	266	4,144
Nexstar Media Group, Inc., Class A	304	49,516
Pinterest, Inc., Class A(a)*	28,572	518,868
PubMatic, Inc., Class A*	6,420	102,014
TEGNA, Inc.	2,783	58,359
Thryv Holdings, Inc.*	1,152	25,793
TripAdvisor, Inc.*	4,415	78,587
Twitter, Inc.*	6,650	248,643
Walt Disney Co. (The)*	2,218	209,379
Warner Bros Discovery, Inc.*	24,664	330,991
Yelp, Inc.*	2,717	75,451
Ziff Davis, Inc.*	1,871	139,446
ZipRecruiter, Inc., Class A*	209	3,097
		9,027,040
Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
Agilent Technologies, Inc.	264	31,355
Amicus Therapeutics, Inc.*	862	9,258
Amphastar Pharmaceuticals, Inc.*	2,898	100,821
Azenta, Inc.	1,975	142,398
BELLUS Health, Inc. (Canada)*	453	4,186
Biogen, Inc.*	1,729	352,612
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	390	56,827
Bio-Rad Laboratories, Inc., Class A*	494	244,530
Bio-Techne Corp.	142	49,223
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Blueprint Medicines Corp.*	953	$ 48,136
Bristol-Myers Squibb Co.(a)	11,450	881,650
Charles River Laboratories International, Inc.*	1,703	364,391
Cronos Group, Inc. (Canada)*	6,368	17,958
Danaher Corp.	916	232,224
Dynavax Technologies Corp.*	4,764	59,979
Exelixis, Inc.*	6,616	137,745
FibroGen, Inc.*	1,153	12,176
Gilead Sciences, Inc.	3,082	190,498
Horizon Therapeutics PLC (Ireland)*	342	27,278
Illumina, Inc.*	2,626	484,129
Innoviva, Inc.*	3,022	44,605
Intra-Cellular Therapies, Inc.*	120	6,850
Ionis Pharmaceuticals, Inc.*	4,564	168,959
Johnson & Johnson(a)	4,894	868,734
Maravai LifeSciences Holdings, Inc., Class A*	11,172	317,397
Merck & Co., Inc.(a)	13,143	1,198,247
Mettler-Toledo International, Inc.*	296	340,036
Moderna, Inc.(a)*	8,594	1,227,653
Organon & Co.	7,504	253,260
PerkinElmer, Inc.(a)	3,834	545,271
Pfizer, Inc.	10,826	567,607
QIAGEN NV (Netherlands)*	4,017	189,602
Regeneron Pharmaceuticals, Inc.(a)*	884	522,559
Repligen Corp.*	297	48,233
Sarepta Therapeutics, Inc.*	304	22,788
SIGA Technologies, Inc.	58	672
Vertex Pharmaceuticals, Inc.*	279	78,619
Viatris, Inc.	37,232	389,819
Vir Biotechnology, Inc.*	5,274	134,329
Waters Corp.*	21	6,951
Zoetis, Inc.(a)	3,096	532,171
		10,911,736
Retailing — 5.0%
Amazon.com, Inc.(a)*	25,330	2,690,299
Asbury Automotive Group, Inc.*	194	32,852
AutoZone, Inc.*	90	193,421
Bath & Body Works, Inc.(a)	17,482	470,615
Best Buy Co., Inc.	109	7,106
Buckle, Inc. (The)	623	17,251
Dick's Sporting Goods, Inc.	587	44,242
Dillard's, Inc., Class A	307	67,715
eBay, Inc.(a)	15,852	660,553

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Etsy, Inc.(a)*	6,159	$ 450,900
Genesco, Inc.*	802	40,028
Group 1 Automotive, Inc.	1,035	175,743
Home Depot, Inc. (The)(a)	2,417	662,911
LKQ Corp.	543	26,656
Lowe's Cos., Inc.	2,422	423,051
Macy's, Inc.	7,912	144,948
MarineMax, Inc.*	6,077	219,501
Murphy USA, Inc.	2,044	475,986
Nordstrom, Inc.	19,429	410,535
ODP Corp. (The)*	2,262	68,403
O'Reilly Automotive, Inc.*	391	247,018
Overstock.com, Inc.(a)*	19,245	481,317
Ross Stores, Inc.	5,541	389,144
Shutterstock, Inc.	3,373	193,307
Signet Jewelers Ltd. (Bermuda)	7,504	401,164
Target Corp.(a)	4,670	659,544
TJX Cos., Inc. (The)(a)	14,105	787,764
Ulta Beauty, Inc.*	810	312,239
Victoria's Secret & Co.*	2,564	71,715
Williams-Sonoma, Inc.	702	77,887
		10,903,815
Semiconductors & Semiconductor Equipment — 5.8%
Allegro MicroSystems, Inc.*	3,668	75,891
Alpha & Omega Semiconductor Ltd. (Bermuda)*	7,467	248,950
Analog Devices, Inc.	397	57,998
Applied Materials, Inc.(a)	6,275	570,899
Axcelis Technologies, Inc.*	8,279	454,020
Broadcom, Inc.(a)	1,255	609,691
Cohu, Inc.*	2,812	78,033
Diodes, Inc.*	2,540	164,008
Intel Corp.	6,339	237,142
KLA Corp.(a)	534	170,389
Lam Research Corp.(a)	1,339	570,615
Lattice Semiconductor Corp.*	5,840	283,240
Marvell Technology, Inc.	2,171	94,504
MaxLinear, Inc.*	1,850	62,863
Microchip Technology, Inc.	8,937	519,061
Micron Technology, Inc.(a)	26,496	1,464,699
Monolithic Power Systems, Inc.	260	99,850
NVIDIA Corp.(a)	4,978	754,615
NXP Semiconductors NV (Netherlands)	4,100	606,923
ON Semiconductor Corp.*	9,851	495,604
Onto Innovation, Inc.*	3,785	263,966
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Photronics, Inc.*	906	$ 17,649
Power Integrations, Inc.	3,175	238,157
Qorvo, Inc.*	3,218	303,522
QUALCOMM, Inc.(a)	12,870	1,644,014
Rambus, Inc.*	14,636	314,528
Semtech Corp.*	4,381	240,823
Silicon Laboratories, Inc.*	3,139	440,150
Skyworks Solutions, Inc.	4,616	427,626
Synaptics, Inc.*	3,988	470,783
Teradyne, Inc.	5,250	470,137
Texas Instruments, Inc.	1,112	170,859
Universal Display Corp.	306	30,949
		12,652,158
Software & Services — 10.1%
Accenture PLC, Class A (Ireland)	3,488	968,443
Adobe, Inc.(a)*	3,830	1,402,010
Affirm Holdings, Inc.*	20,769	375,088
Autodesk, Inc.(a)*	5,293	910,184
Automatic Data Processing, Inc.(a)	4,220	886,369
BlackBerry Ltd. (Canada)*	6,825	36,787
Box, Inc., Class A*	1,414	35,548
Couchbase, Inc.*	268	4,401
Descartes Systems Group, Inc. (The) (Canada)*	1,094	67,894
Dropbox, Inc., Class A*	6,954	145,964
DXC Technology Co.*	11,279	341,866
Elastic NV (Netherlands)*	729	49,331
Euronet Worldwide, Inc.*	33	3,319
Fair Isaac Corp.*	564	226,108
Fiserv, Inc.*	3,723	331,235
FleetCor Technologies, Inc.*	1,213	254,863
Fortinet, Inc.*	4,342	245,670
Gartner, Inc.*	126	30,471
Gitlab, Inc., Class A*	2,431	129,183
Globant S.A. (Luxembourg)*	725	126,150
GoDaddy, Inc., Class A*	1,175	81,733
InterDigital, Inc.	2,131	129,565
International Business Machines Corp.	686	96,856
International Money Express, Inc.*	189	3,869
Intuit, Inc.(a)	3,712	1,430,753
Manhattan Associates, Inc.*	1,510	173,046
Mastercard, Inc., Class A	1,666	525,590
Microsoft Corp.(a)	6,538	1,679,155
MongoDB, Inc.*	641	166,340

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NortonLifeLock, Inc.(a)	21,057	$ 462,412
Open Text Corp. (Canada)	1,173	44,386
Oracle Corp.(a)	37,743	2,637,103
Paychex, Inc.	1,434	163,290
Paycom Software, Inc.(a)*	2,958	828,595
PayPal Holdings, Inc.(a)*	33,708	2,354,167
Pegasystems, Inc.	309	14,783
Progress Software Corp.	945	42,809
PTC, Inc.*	1,682	178,864
Roper Technologies, Inc.(a)	1,848	729,313
Salesforce, Inc.(a)*	5,482	904,749
ServiceNow, Inc.(a)*	1,491	709,000
SPS Commerce, Inc.*	794	89,762
SS&C Technologies Holdings, Inc.	1,138	66,084
Synopsys, Inc.(a)*	2,098	637,163
Teradata Corp.*	4,829	178,721
Trade Desk, Inc. (The), Class A*	11,034	462,214
UiPath, Inc., Class A*	11,913	216,697
Verint Systems, Inc.*	1,984	84,022
VeriSign, Inc.*	1,997	334,158
Verra Mobility Corp.*	4,765	74,858
Visa, Inc., Class A	129	25,399
Western Union Co. (The)	5,855	96,432
Xperi Holding Corp.	455	6,566
		22,199,338
Technology Hardware & Equipment — 4.6%
3D Systems Corp.*	4,733	45,910
Amphenol Corp., Class A	7,195	463,214
Apple, Inc.(a)	15,214	2,080,058
Arista Networks, Inc.*	615	57,650
Badger Meter, Inc.	580	46,916
Belden, Inc.	623	33,187
CDW Corp.	2,278	358,922
Cisco Systems, Inc.(a)	24,828	1,058,666
Corning, Inc.(a)	16,521	520,577
CTS Corp.	9	306
ePlus, Inc.*	216	11,474
Extreme Networks, Inc.*	19,030	169,748
F5, Inc.*	846	129,472
Hewlett Packard Enterprise Co.(a)	34,258	454,261
HP, Inc.	5,661	185,568
IonQ, Inc.*	12,583	55,114
IPG Photonics Corp.*	3,827	360,236
Itron, Inc.*	643	31,783
Jabil, Inc.	5,350	273,973
Juniper Networks, Inc.	10,050	286,425
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Keysight Technologies, Inc.*	2,318	$ 319,536
Knowles Corp.*	1,472	25,510
Lumentum Holdings, Inc.*	618	49,082
NetApp, Inc.	6,720	438,413
Pure Storage, Inc., Class A*	12,545	322,532
Seagate Technology Holdings PLC (Ireland)	7,482	534,514
TE Connectivity Ltd. (Switzerland)	1,793	202,878
Trimble, Inc.*	4,099	238,685
Vishay Intertechnology, Inc.	6,971	124,223
Western Digital Corp.(a)*	15,386	689,754
Zebra Technologies Corp., Class A(a)*	2,032	597,306
		10,165,893
Telecommunication Services — 0.8%
AT&T, Inc.(a)	15,737	329,847
BCE, Inc. (Canada)	2,077	102,147
EchoStar Corp., Class A*	8,053	155,423
Iridium Communications, Inc.*	2,712	101,863
Lumen Technologies, Inc.	15,531	169,443
T-Mobile US, Inc.*	1,157	155,663
Verizon Communications, Inc.(a)	14,419	731,764
		1,746,150
Transportation — 2.0%
American Airlines Group, Inc.*	1,534	19,451
Atlas Air Worldwide Holdings, Inc.*	2,043	126,074
CSX Corp.(a)	13,084	380,221
Expeditors International of Washington, Inc.	5,331	519,559
FedEx Corp.(a)	1,293	293,136
Forward Air Corp.	401	36,876
Genco Shipping & Trading Ltd. (Marshall Islands)	29	560
GXO Logistics, Inc.*	4,342	187,878
Heartland Express, Inc.	3	42
Knight-Swift Transportation Holdings, Inc.	2,383	110,309
Landstar System, Inc.	276	40,136
Marten Transport Ltd.	48	807
Matson, Inc.	2,848	207,562
Norfolk Southern Corp.	672	152,739
Old Dominion Freight Line, Inc.	1,765	452,334
Saia, Inc.*	1,359	255,492
Schneider National, Inc., Class B	10	224
Southwest Airlines Co.*	9,371	338,481

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.(a)	2,880	$ 614,247
United Parcel Service, Inc., Class B(a)	1,147	209,373
XPO Logistics, Inc.*	9,155	440,905
		4,386,406
Utilities — 2.1%
AES Corp. (The)	9,264	194,637
American Water Works Co., Inc.	836	124,372
Atmos Energy Corp.	182	20,402
CenterPoint Energy, Inc.	8,006	236,818
Consolidated Edison, Inc.	359	34,141
Constellation Energy Corp.	1,240	71,002
DTE Energy Co.	73	9,253
Exelon Corp.(a)	38,182	1,730,408
FirstEnergy Corp.	1,182	45,377
Montauk Renewables, Inc.*	144	1,447
NRG Energy, Inc.(a)	22,326	852,184
Otter Tail Corp.	848	56,926
PPL Corp.	13,893	376,917
Public Service Enterprise Group, Inc.(a)	12,505	791,316
Southern Co. (The)	760	54,196
TransAlta Corp. (Canada)	150	1,710
WEC Energy Group, Inc.	599	60,283
		4,661,389
TOTAL COMMON STOCKS (Cost $173,244,473)		157,986,935
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 22.7%
Gotham Enhanced 500 ETF	2,400,000	49,824,000
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $48,408,000)		49,824,000
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.2%
SPDR S&P 500 ETF Trust	817	$ 308,213
TOTAL EXCHANGE TRADED FUNDS (Cost $301,939)		308,213
TOTAL INVESTMENTS - 94.9% (Cost $221,954,412)		208,119,148
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		11,184,610
NET ASSETS - 100.0%		$219,303,758

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
SPDR	Standard & Poor's Depository Receipt

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 27, 2024 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.1% of net assets as of June 30, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	6,525	$245,297	$217,739	$(26,068)
Ford Motor Co.	Morgan Stanley	114,677	1,274,103	1,276,355	22,717
General Motors Co.	Morgan Stanley	28,078	1,297,676	891,757	(409,959)
Thor Industries, Inc.	Morgan Stanley	2,713	218,675	202,742	(15,663)
Visteon Corp.	Morgan Stanley	601	58,941	62,252	3,544
		152,594	3,094,692	2,650,845	(425,429)
Capital Goods
3M Co.	Morgan Stanley	2,245	344,687	290,525	(28,419)
A.O. Smith Corp.	Morgan Stanley	3,298	191,635	180,335	(6,212)
AAR Corp.	Morgan Stanley	2,596	102,108	108,617	6,680
AECOM	Morgan Stanley	3,784	265,943	246,792	(18,254)
AerSale Corp.	Morgan Stanley	16	227	232	30
AMETEK, Inc.	Morgan Stanley	664	73,090	72,967	7
Apogee Enterprises, Inc.	Morgan Stanley	1,364	40,385	53,496	14,300
Atkore, Inc.	Morgan Stanley	5,886	418,181	488,597	71,042
BlueLinx Holdings, Inc.	Morgan Stanley	386	31,984	25,789	(6,125)
Boise Cascade Co.	Morgan Stanley	5,766	334,438	343,019	40,122
Builders FirstSource, Inc.	Morgan Stanley	10,738	720,308	576,631	(142,616)
Carlisle Cos., Inc.	Morgan Stanley	910	229,030	217,135	(11,245)
Carrier Global Corp.	Morgan Stanley	18,102	721,905	645,517	(73,912)
Caterpillar, Inc.	Morgan Stanley	1,220	225,457	218,087	(6,220)
Cummins, Inc.	Morgan Stanley	2,308	472,661	446,667	(19,783)
Deere & Co.	Morgan Stanley	1,273	235,940	381,225	154,771
Dycom Industries, Inc.	Morgan Stanley	2,353	208,522	218,923	10,445
Encore Wire Corp.	Morgan Stanley	5,122	623,557	532,278	(90,149)
EnPro Industries, Inc.	Morgan Stanley	3	245	246	(178)
Fortive Corp.	Morgan Stanley	4,723	261,174	256,837	(3,823)
Generac Holdings, Inc.	Morgan Stanley	1,375	316,730	289,548	(26,702)
General Dynamics Corp.	Morgan Stanley	5,326	1,100,415	1,178,378	102,195
General Electric Co.	Morgan Stanley	9,406	747,667	598,880	(146,749)
Hayward Holdings, Inc.	Morgan Stanley	2,355	33,950	33,888	11
Hubbell, Inc.	Morgan Stanley	1,504	286,174	268,584	(16,242)
Illinois Tool Works, Inc.	Morgan Stanley	138	24,819	25,151	560
Ingersoll Rand, Inc.	Morgan Stanley	12,722	560,727	535,342	(24,303)
ITT, Inc.	Morgan Stanley	706	51,820	47,471	(4,041)
Kaman Corp.	Morgan Stanley	4	122	125	27

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Kennametal, Inc.	Morgan Stanley	2,420	$72,044	$56,217	$(15,181)
Lockheed Martin Corp.	Morgan Stanley	2,599	999,332	1,117,466	132,377
Mueller Industries, Inc.	Morgan Stanley	5,433	301,916	289,525	(9,772)
Nordson Corp.	Morgan Stanley	1,525	333,518	308,721	(22,678)
Otis Worldwide Corp.	Morgan Stanley	8,051	620,083	568,964	(49,449)
Owens Corning	Morgan Stanley	2,527	205,869	187,781	(16,605)
Parker-Hannifin Corp.	Morgan Stanley	3,059	805,008	752,667	(48,717)
Parsons Corp.	Morgan Stanley	1,249	46,009	50,485	4,566
Quanta Services, Inc.	Morgan Stanley	587	62,941	73,575	10,827
Resideo Technologies, Inc.	Morgan Stanley	3,240	77,386	62,921	(14,329)
Rockwell Automation, Inc.	Morgan Stanley	231	45,512	46,041	618
Rush Enterprises, Inc., Class A	Morgan Stanley	1,031	52,780	49,694	(2,903)
Simpson Manufacturing Co., Inc.	Morgan Stanley	845	87,943	85,015	(2,766)
Snap-on, Inc.	Morgan Stanley	837	127,804	164,914	47,201
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	3,191	134,663	93,496	(46,762)
Textron, Inc.	Morgan Stanley	8,146	521,520	497,476	(23,076)
TransDigm Group, Inc.	Morgan Stanley	245	129,501	131,484	2,194
Trex Co., Inc.	Morgan Stanley	12,158	900,964	661,638	(238,004)
UFP Industries, Inc.	Morgan Stanley	1,949	157,911	132,805	(24,324)
United Rentals, Inc.	Morgan Stanley	703	171,220	170,766	(184)
Veritiv Corp.	Morgan Stanley	797	83,640	86,514	3,019
Watts Water Technologies, Inc., Class A	Morgan Stanley	256	32,364	31,447	(445)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	3,379	302,201	277,348	(23,720)
WW Grainger, Inc.	Morgan Stanley	744	343,670	338,096	(3,723)
Zurn Elkay Water Solutions Corp.	Morgan Stanley	8,207	274,893	223,559	(51,302)
		179,702	15,514,593	14,739,897	(617,921)
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	449	180,110	167,715	(11,680)
Copart, Inc.	Morgan Stanley	4,236	518,015	460,284	(56,961)
Equifax, Inc.	Morgan Stanley	394	71,361	72,015	781
Jacobs Engineering Group, Inc.	Morgan Stanley	671	80,092	85,304	6,321
KBR, Inc.	Morgan Stanley	596	27,948	28,840	953
Kforce, Inc.	Morgan Stanley	762	53,270	46,741	(6,076)
Korn Ferry	Morgan Stanley	3,686	251,935	213,862	(37,132)
ManpowerGroup, Inc.	Morgan Stanley	87	6,673	6,648	9
Matthews International Corp., Class A	Morgan Stanley	50	1,478	1,434	(19)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	9,442	179,707	219,243	42,797
Republic Services, Inc.	Morgan Stanley	2,587	289,391	338,561	53,995
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	1,674	99,248	108,910	10,424
Robert Half International, Inc.	Morgan Stanley	2,571	249,993	192,542	(52,714)
Tetra Tech, Inc.	Morgan Stanley	3,204	470,108	437,506	(33,286)
Thomson Reuters Corp. (Canada)	Morgan Stanley	637	63,798	66,382	2,862
TransUnion	Morgan Stanley	2,208	184,192	176,618	(7,220)
TriNet Group, Inc.	Morgan Stanley	2,103	176,653	163,235	(13,258)
Verisk Analytics, Inc.	Morgan Stanley	2,052	354,226	355,181	936
Waste Management, Inc.	Morgan Stanley	3,864	569,437	591,115	24,576
		41,273	3,827,635	3,732,136	(74,692)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	513	$21,825	$21,382	$(440)
Cavco Industries, Inc.	Morgan Stanley	396	87,373	77,612	(9,611)
DR Horton, Inc.	Morgan Stanley	5,835	257,410	386,219	137,464
GoPro, Inc., Class A	Morgan Stanley	19,681	166,299	108,836	(57,200)
Hasbro, Inc.	Morgan Stanley	240	20,723	19,651	(1,017)
Levi Strauss & Co., Class A	Morgan Stanley	366	6,049	5,973	(43)
Mattel, Inc.	Morgan Stanley	234	4,262	5,225	994
Mohawk Industries, Inc.	Morgan Stanley	805	63,258	99,892	36,750
Movado Group, Inc.	Morgan Stanley	339	10,990	10,485	(465)
Newell Brands, Inc.	Morgan Stanley	4,914	107,021	93,563	(7,419)
NIKE, Inc., Class B	Morgan Stanley	6,101	774,168	623,522	(159,260)
NVR, Inc.	Morgan Stanley	5	19,295	20,021	777
PVH Corp.	Morgan Stanley	1,440	92,540	81,936	(10,325)
Ralph Lauren Corp.	Morgan Stanley	1,129	117,788	101,215	(15,051)
Skyline Champion Corp.	Morgan Stanley	7,790	430,311	369,402	(62,776)
Smith & Wesson Brands, Inc.	Morgan Stanley	3,397	53,179	44,603	(7,232)
Sonos, Inc.	Morgan Stanley	13,127	295,139	236,811	(57,878)
Steven Madden Ltd.	Morgan Stanley	5,692	217,102	183,339	(32,194)
Sturm Ruger & Co., Inc.	Morgan Stanley	565	34,899	35,962	4,615
Tapestry, Inc.	Morgan Stanley	7,384	246,556	225,360	(19,088)
Under Armour, Inc., Class C	Morgan Stanley	20,703	262,931	156,929	(105,599)
VF Corp.	Morgan Stanley	3,981	190,706	175,841	(13,643)
Vista Outdoor, Inc.	Morgan Stanley	9,781	360,864	272,890	(87,430)
Whirlpool Corp.	Morgan Stanley	1,081	191,276	167,414	(18,545)
		115,499	4,031,964	3,524,083	(484,616)
Consumer Services
2U, Inc.	Morgan Stanley	436	4,549	4,565	47
Airbnb, Inc., Class A	Morgan Stanley	3,371	353,443	300,289	(52,621)
Bloomin' Brands, Inc.	Morgan Stanley	8,201	110,402	136,301	27,367
Boyd Gaming Corp.	Morgan Stanley	479	26,562	23,830	(3,004)
Bright Horizons Family Solutions, Inc.	Morgan Stanley	762	64,533	64,404	(11)
Brinker International, Inc.	Morgan Stanley	930	21,457	20,488	(914)
Carnival Corp. (Panama)	Morgan Stanley	7,501	89,903	64,884	(24,866)
Cheesecake Factory, Inc. (The)	Morgan Stanley	4,214	143,761	111,334	(31,652)
Choice Hotels International, Inc.	Morgan Stanley	3	342	335	18
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	1,007	110,928	84,074	(25,655)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	9,082	340,110	297,708	(41,888)
Dine Brands Global, Inc.	Morgan Stanley	1,556	56,021	101,264	47,480
European Wax Center, Inc., Class A	Morgan Stanley	1,154	27,435	20,333	(7,038)
Expedia Group, Inc.	Morgan Stanley	656	73,977	62,208	(11,637)
Golden Entertainment, Inc.	Morgan Stanley	611	26,521	24,165	(2,333)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	61	8,203	6,798	(1,360)
Hyatt Hotels Corp., Class A	Morgan Stanley	448	38,708	33,112	(5,516)
Marriott International, Inc., Class A	Morgan Stanley	953	154,666	129,618	(27,688)
McDonald's Corp.	Morgan Stanley	1,680	387,730	414,758	35,953
MGM Resorts International	Morgan Stanley	15,237	538,229	441,111	(96,285)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	6,144	96,218	68,321	(27,734)
Penn National Gaming, Inc.	Morgan Stanley	4,025	216,673	122,441	(93,897)
Six Flags Entertainment Corp.	Morgan Stanley	3,914	115,592	84,934	(33,518)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Starbucks Corp.	Morgan Stanley	10,185	$790,097	$778,032	$(6,943)
Strategic Education, Inc.	Morgan Stanley	546	33,799	38,537	5,225
Stride, Inc.	Morgan Stanley	1,219	43,940	49,723	5,870
Vail Resorts, Inc.	Morgan Stanley	1,139	260,804	248,359	(10,630)
Vivint Smart Home, Inc.	Morgan Stanley	1,202	6,196	4,183	(1,980)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	2,218	166,856	145,767	(19,302)
		88,934	4,307,655	3,881,876	(404,512)
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	905	131,080	105,523	(25,321)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	7,707	1,896,538	2,104,165	210,255
BlackRock, Inc.	Morgan Stanley	909	586,462	553,617	(17,483)
CME Group, Inc.	Morgan Stanley	1,103	229,469	225,784	(2,860)
Coinbase Global, Inc., Class A	Morgan Stanley	2,968	146,434	139,555	(6,644)
Donnelley Financial Solutions, Inc.	Morgan Stanley	1,249	46,972	36,583	(10,778)
Franklin Resources, Inc.	Morgan Stanley	13,084	380,883	304,988	(65,189)
Intercontinental Exchange, Inc.	Morgan Stanley	7,617	749,340	716,303	(36,076)
Invesco Ltd. (Bermuda)	Morgan Stanley	7,014	160,067	113,136	(42,158)
MarketAxess Holdings, Inc.	Morgan Stanley	205	54,011	52,482	(1,335)
Moody's Corp.	Morgan Stanley	790	222,960	214,856	(7,633)
Nasdaq, Inc.	Morgan Stanley	3,962	545,002	604,363	72,138
Open Lending Corp., Class A	Morgan Stanley	4,867	65,431	49,789	(15,523)
SEI Investments Co.	Morgan Stanley	787	44,455	42,514	(1,561)
T Rowe Price Group, Inc.	Morgan Stanley	6,457	966,703	733,580	(212,215)
		59,624	6,225,807	5,997,238	(162,383)
Energy
Antero Resources Corp.	Morgan Stanley	2	37	61	49
APA Corp.	Morgan Stanley	10,936	259,980	381,666	124,778
Arch Resources, Inc.	Morgan Stanley	974	152,305	139,370	(9,391)
Baker Hughes Co.	Morgan Stanley	17,382	487,336	501,818	19,143
Borr Drilling Ltd. (Bermuda)	Morgan Stanley	2,109	12,239	9,722	(2,474)
Cameco Corp. (Canada)	Morgan Stanley	1,889	40,983	39,707	(1,232)
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	1,683	71,528	90,343	20,592
Cenovus Energy, Inc. (Canada)	Morgan Stanley	6,754	128,648	128,394	85
Centennial Resource Development, Inc., Class A	Morgan Stanley	8,525	66,546	50,980	(15,447)
Cheniere Energy, Inc.	Morgan Stanley	2,876	381,051	382,594	2,341
Chevron Corp.	Morgan Stanley	9,518	1,310,259	1,378,016	87,414
Chord Energy Corp.	Morgan Stanley	1,539	197,415	187,219	(2,054)
Comstock Resources, Inc.	Morgan Stanley	4,253	36,486	51,376	14,967
ConocoPhillips	Morgan Stanley	1,150	109,270	103,282	(5,045)
Crescent Point Energy Corp. (Canada)	Morgan Stanley	11,306	100,403	80,499	(19,372)
CVR Energy, Inc.	Morgan Stanley	5,844	194,667	195,774	1,961
Denbury, Inc.	Morgan Stanley	2,216	152,070	132,938	(18,889)
Devon Energy Corp.	Morgan Stanley	4,153	245,918	228,872	(16,668)
Diamondback Energy, Inc.	Morgan Stanley	2,408	337,567	291,729	(43,619)
Dril-Quip, Inc.	Morgan Stanley	2,448	83,859	63,158	(20,556)
DT Midstream, Inc.	Morgan Stanley	189	9,262	9,265	41
EOG Resources, Inc.	Morgan Stanley	6,219	465,126	686,826	274,885
EQT Corp.	Morgan Stanley	1,706	61,551	58,686	(2,752)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Exxon Mobil Corp.	Morgan Stanley	13,146	$851,286	$1,125,823	$315,776
Halliburton Co.	Morgan Stanley	3,958	87,593	124,123	38,648
Helmerich & Payne, Inc.	Morgan Stanley	4,345	101,221	187,096	88,217
Imperial Oil Ltd. (Canada)	Morgan Stanley	1,731	57,441	81,547	25,569
Marathon Oil Corp.	Morgan Stanley	21,054	296,786	473,294	180,715
Marathon Petroleum Corp.	Morgan Stanley	12,828	856,730	1,054,590	225,164
Murphy Oil Corp.	Morgan Stanley	2,446	64,234	73,845	11,370
Occidental Petroleum Corp.	Morgan Stanley	13,937	517,078	820,611	307,035
Oceaneering International, Inc.	Morgan Stanley	9,279	112,654	99,100	(13,672)
ONEOK, Inc.	Morgan Stanley	9,032	481,111	501,276	46,245
Ovintiv, Inc.	Morgan Stanley	94	2,350	4,154	2,066
PDC Energy, Inc.	Morgan Stanley	1,929	111,403	118,846	9,460
Pembina Pipeline Corp. (Canada)	Morgan Stanley	4,013	145,356	141,860	(1,209)
Phillips 66	Morgan Stanley	2,547	202,531	208,829	9,556
Pioneer Natural Resources Co.	Morgan Stanley	2,880	725,045	642,470	(65,049)
ProPetro Holding Corp.	Morgan Stanley	1,459	15,301	14,590	(664)
SM Energy Co.	Morgan Stanley	827	31,436	28,275	(3,091)
SPDR S&P 500 ETF Trust	Morgan Stanley	2,929	1,076,883	1,104,965	26,710
Suncor Energy, Inc. (Canada)	Morgan Stanley	2,884	69,122	101,142	34,539
Talos Energy, Inc.	Morgan Stanley	3,003	45,988	46,456	559
U.S. Silica Holdings, Inc.	Morgan Stanley	4,142	62,830	47,302	(15,414)
Valaris Ltd. (Bermuda)	Morgan Stanley	3,540	196,609	149,530	(46,772)
Valero Energy Corp.	Morgan Stanley	4,164	397,863	442,550	48,165
Vermilion Energy, Inc. (Canada)	Morgan Stanley	10,769	165,650	205,257	40,048
Weatherford International PLC (Ireland)	Morgan Stanley	110	2,527	2,329	(171)
Williams Cos., Inc. (The)	Morgan Stanley	6,257	209,707	195,281	(12,532)
		249,382	11,791,241	13,187,436	1,640,025
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	1,687	809,426	808,545	1,126
Kroger Co. (The)	Morgan Stanley	3,525	161,473	166,838	6,785
PriceSmart, Inc.	Morgan Stanley	54	3,863	3,868	35
SpartanNash Co.	Morgan Stanley	671	21,018	20,244	(720)
Sysco Corp.	Morgan Stanley	2,150	172,331	182,127	12,629
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,386	170,784	166,229	8,900
Walmart, Inc.	Morgan Stanley	6,698	778,944	814,343	64,620
		19,171	2,117,839	2,162,194	93,375
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	13,729	654,492	573,460	(27,232)
Archer-Daniels-Midland Co.	Morgan Stanley	8,121	552,873	630,190	85,732
Brown-Forman Corp., Class B	Morgan Stanley	2,635	172,383	184,872	13,410
Bunge Ltd. (Bermuda)	Morgan Stanley	1,432	130,197	129,868	(117)
Calavo Growers, Inc.	Morgan Stanley	27	1,118	1,126	34
Campbell Soup Co.	Morgan Stanley	176	8,499	8,457	(5)
Coca-Cola Co. (The)	Morgan Stanley	14,625	819,147	920,059	136,934
Coca-Cola Consolidated, Inc.	Morgan Stanley	210	94,554	118,419	24,097
Constellation Brands, Inc., Class A	Morgan Stanley	124	29,086	28,899	(1,703)
Darling Ingredients, Inc.	Morgan Stanley	275	17,355	16,445	(861)
General Mills, Inc.	Morgan Stanley	5,758	387,429	434,441	54,720

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Hormel Foods Corp.	Morgan Stanley	1,484	$72,829	$70,282	$(2,782)
Keurig Dr Pepper, Inc.	Morgan Stanley	2,123	75,068	75,133	582
Kraft Heinz Co. (The)	Morgan Stanley	8,484	267,188	323,580	69,126
Molson Coors Beverage Co., Class B	Morgan Stanley	1,731	80,900	94,357	15,768
PepsiCo, Inc.	Morgan Stanley	4,025	630,307	670,807	56,492
Philip Morris International, Inc.	Morgan Stanley	5,344	494,651	527,667	67,045
Pilgrim's Pride Corp.	Morgan Stanley	5,407	160,234	168,861	8,882
Post Holdings, Inc.	Morgan Stanley	2,342	187,638	192,864	5,520
Sanderson Farms, Inc.	Morgan Stanley	2,234	416,441	481,494	68,134
Tyson Foods, Inc., Class A	Morgan Stanley	7,584	608,866	652,679	55,353
Vector Group Ltd.	Morgan Stanley	2,364	23,791	24,822	2,094
		90,234	5,885,046	6,328,782	631,223
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	7,048	793,248	765,765	(22,039)
ABIOMED, Inc.	Morgan Stanley	867	206,480	214,591	8,692
Acadia Healthcare Co., Inc.	Morgan Stanley	2,349	138,235	158,863	20,851
Addus HomeCare Corp.	Morgan Stanley	326	25,403	27,149	1,811
Align Technology, Inc.	Morgan Stanley	858	384,120	203,063	(180,479)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	10,531	188,107	156,175	(31,637)
Amedisys, Inc.	Morgan Stanley	1,279	158,040	134,448	(23,340)
AmerisourceBergen Corp.	Morgan Stanley	396	60,802	56,026	(4,220)
AMN Healthcare Services, Inc.	Morgan Stanley	421	36,527	46,188	15,393
Apollo Medical Holdings, Inc.	Morgan Stanley	4,095	263,664	158,026	(107,670)
Avanos Medical, Inc.	Morgan Stanley	3,045	95,605	83,250	(12,373)
Axonics, Inc.	Morgan Stanley	509	31,889	28,845	(2,974)
Centene Corp.	Morgan Stanley	2,998	244,422	253,661	9,626
Cerus Corp.	Morgan Stanley	2,001	10,611	10,585	14
Chemed Corp.	Morgan Stanley	116	55,082	54,449	(670)
Cigna Corp.	Morgan Stanley	160	40,179	42,163	2,981
Cooper Cos., Inc. (The)	Morgan Stanley	860	283,417	269,283	(13,694)
CVS Health Corp.	Morgan Stanley	2,942	275,565	272,606	(67)
DaVita, Inc.	Morgan Stanley	3,103	307,294	248,116	(58,711)
DENTSPLY SIRONA, Inc.	Morgan Stanley	797	29,782	28,477	(1,122)
Dexcom, Inc.	Morgan Stanley	2,557	242,647	190,573	(51,700)
Edwards Lifesciences Corp.	Morgan Stanley	549	51,141	52,204	1,495
Elevance Health, Inc.	Morgan Stanley	2,905	1,196,897	1,401,895	218,799
Envista Holdings Corp.	Morgan Stanley	2,765	108,176	106,563	(1,695)
Evolent Health, Inc., Class A	Morgan Stanley	1,659	50,482	50,948	563
Figs, Inc., Class A	Morgan Stanley	3,100	40,066	28,241	(14,259)
Fulgent Genetics, Inc.	Morgan Stanley	6,871	474,530	374,676	(101,175)
Globus Medical, Inc., Class A	Morgan Stanley	589	33,602	33,066	(463)
HCA Healthcare, Inc.	Morgan Stanley	588	118,637	98,819	(19,578)
Henry Schein, Inc.	Morgan Stanley	862	69,827	66,150	(3,552)
Hologic, Inc.	Morgan Stanley	7,664	489,806	531,115	41,691
IDEXX Laboratories, Inc.	Morgan Stanley	1,451	616,533	508,909	(106,711)
Integra LifeSciences Holdings Corp.	Morgan Stanley	580	37,292	31,337	(5,993)
Laboratory Corp. of America Holdings	Morgan Stanley	1,062	233,986	248,890	15,730
Lantheus Holdings, Inc.	Morgan Stanley	7,164	452,206	473,039	21,509
LivaNova PLC (United Kingdom)	Morgan Stanley	3,408	265,383	212,898	(52,876)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
McKesson Corp.	Morgan Stanley	1,823	$424,148	$594,681	$175,476
Medtronic PLC (Ireland)	Morgan Stanley	11,020	1,097,648	989,045	(78,132)
Molina Healthcare, Inc.	Morgan Stanley	1,835	538,525	513,084	(26,487)
NextGen Healthcare, Inc.	Morgan Stanley	3,508	54,063	61,180	7,219
Option Care Health, Inc.	Morgan Stanley	2,207	60,417	61,333	1,011
Patterson Cos., Inc.	Morgan Stanley	307	9,399	9,302	276
Quest Diagnostics, Inc.	Morgan Stanley	2,574	351,473	342,291	(4,463)
QuidelOrtho Corp.	Morgan Stanley	892	83,676	86,685	3,219
STAAR Surgical Co.	Morgan Stanley	882	67,293	62,560	(5,360)
Stryker Corp.	Morgan Stanley	1,324	275,156	263,383	(10,566)
Teleflex, Inc.	Morgan Stanley	1,485	476,744	365,087	(110,046)
Tenet Healthcare Corp.	Morgan Stanley	1,925	123,221	101,178	(21,889)
TransMedics Group, Inc.	Morgan Stanley	184	5,711	5,787	108
UnitedHealth Group, Inc.	Morgan Stanley	1,404	637,844	721,137	96,635
Universal Health Services, Inc., Class B	Morgan Stanley	1,624	226,197	163,553	(61,783)
Varex Imaging Corp.	Morgan Stanley	1,714	43,222	36,662	(6,572)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	4,022	464,941	422,551	(40,930)
		127,205	13,049,361	12,420,551	(540,127)
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	1,090	101,051	100,999	(245)
Colgate-Palmolive Co.	Morgan Stanley	6,350	451,799	508,889	91,140
Coty, Inc., Class A	Morgan Stanley	12,531	94,956	100,373	5,364
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,312	351,486	334,127	(14,180)
Procter & Gamble Co. (The)	Morgan Stanley	5,380	756,253	773,590	42,720
		26,663	1,755,545	1,817,978	124,799
Materials
AdvanSix, Inc.	Morgan Stanley	887	33,762	29,661	(3,736)
Albemarle Corp.	Morgan Stanley	332	70,560	69,381	(1,588)
Alcoa Corp.	Morgan Stanley	1,038	47,474	47,312	165
Alpha Metallurgical Resources, Inc.	Morgan Stanley	1,562	244,300	201,701	(41,930)
Ashland Global Holdings, Inc.	Morgan Stanley	4,251	426,325	438,066	14,177
Avient Corp.	Morgan Stanley	2,538	84,561	101,723	18,073
Balchem Corp.	Morgan Stanley	305	40,320	39,571	(787)
Ball Corp.	Morgan Stanley	806	68,997	55,429	(13,287)
Barrick Gold Corp. (Canada)	Morgan Stanley	23,723	474,422	419,660	(51,020)
Celanese Corp.	Morgan Stanley	955	116,372	112,318	(3,863)
CF Industries Holdings, Inc.	Morgan Stanley	10,056	794,307	862,101	76,679
Cleveland-Cliffs, Inc.	Morgan Stanley	1,950	58,843	29,972	(28,763)
Corteva, Inc.	Morgan Stanley	3,539	149,344	191,601	44,229
Diversey Holdings Ltd. (Cayman Islands)	Morgan Stanley	184	1,230	1,214	10
Dow, Inc.	Morgan Stanley	5,067	312,342	261,508	(37,677)
DuPont de Nemours, Inc.	Morgan Stanley	3,096	189,464	172,076	(13,438)
Eagle Materials, Inc.	Morgan Stanley	1,602	213,757	176,124	(36,375)
Eastman Chemical Co.	Morgan Stanley	335	30,152	30,073	(11)
Ecolab, Inc.	Morgan Stanley	2,520	407,386	387,475	(17,897)
Franco-Nevada Corp. (Canada)	Morgan Stanley	544	75,321	71,580	(3,690)
Freeport-McMoRan, Inc.	Morgan Stanley	10,500	326,973	307,230	(13,845)
Ginkgo Bioworks Holdings, Inc.	Morgan Stanley	35,196	98,603	83,766	(14,671)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Hecla Mining Co.	Morgan Stanley	25,917	$130,323	$101,595	$(28,371)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	1,470	6,619	5,998	(571)
Huntsman Corp.	Morgan Stanley	28	792	794	233
International Paper Co.	Morgan Stanley	9,351	422,674	391,152	(23,336)
Intrepid Potash, Inc.	Morgan Stanley	3,383	222,921	153,216	(70,365)
Linde PLC (Ireland)	Morgan Stanley	3,581	888,489	1,029,645	164,575
Louisiana-Pacific Corp.	Morgan Stanley	1,457	84,404	76,361	(7,098)
LSB Industries, Inc.	Morgan Stanley	51	704	707	28
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	2,880	278,834	251,885	(3,844)
Martin Marietta Materials, Inc.	Morgan Stanley	154	49,708	46,083	(3,462)
Methanex Corp. (Canada)	Morgan Stanley	3,069	151,529	117,328	(33,857)
Mosaic Co. (The)	Morgan Stanley	1,899	93,157	89,690	(3,099)
MP Materials Corp.	Morgan Stanley	2,545	89,026	81,644	(7,230)
Myers Industries, Inc.	Morgan Stanley	34	759	773	39
New Gold, Inc. (Canada)	Morgan Stanley	67,477	112,903	72,200	(40,515)
Newmont Corp.	Morgan Stanley	2,033	157,318	121,309	(34,732)
Nucor Corp.	Morgan Stanley	3,804	373,074	397,176	33,049
Nutrien Ltd. (Canada)	Morgan Stanley	3,291	307,735	262,260	(43,313)
Olin Corp.	Morgan Stanley	5,709	273,072	264,213	(5,820)
Pan American Silver Corp. (Canada)	Morgan Stanley	1,135	23,727	22,325	(1,343)
Reliance Steel & Aluminum Co.	Morgan Stanley	1,249	224,401	212,155	(10,606)
Royal Gold, Inc.	Morgan Stanley	2,505	296,645	267,484	(29,212)
Ryerson Holding Corp.	Morgan Stanley	243	5,521	5,173	(315)
Sealed Air Corp.	Morgan Stanley	4,546	266,081	262,395	287
Sherwin-Williams Co. (The)	Morgan Stanley	461	101,381	103,223	2,012
Southern Copper Corp.	Morgan Stanley	517	27,754	25,752	(1,938)
SSR Mining, Inc. (Canada)	Morgan Stanley	16,027	280,934	267,651	(11,603)
Steel Dynamics, Inc.	Morgan Stanley	1,581	128,685	104,583	(23,378)
Summit Materials, Inc., Class A	Morgan Stanley	1,872	49,754	43,599	(6,059)
Sylvamo Corp.	Morgan Stanley	1,387	49,250	45,327	(3,671)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	9,164	321,372	280,143	(40,477)
TimkenSteel Corp.	Morgan Stanley	21	387	387	24
United States Steel Corp.	Morgan Stanley	7,701	193,798	137,925	(55,417)
Valhi, Inc.	Morgan Stanley	1	45	45	24
Warrior Met Coal, Inc.	Morgan Stanley	5,059	187,052	154,856	(29,389)
Westlake Corp.	Morgan Stanley	615	56,403	60,282	4,546
Westrock Co.	Morgan Stanley	6,808	311,534	271,231	(39,491)
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	311	11,620	11,205	(575)
Yamana Gold, Inc. (Canada)	Morgan Stanley	34,381	181,597	159,872	(20,094)
		344,703	10,626,797	9,989,184	(503,609)
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	5,852	409,670	455,637	48,378
Alphabet, Inc., Class A	Morgan Stanley	1,651	2,815,805	3,597,958	786,234
Bumble, Inc., Class A	Morgan Stanley	9,645	226,216	271,507	45,641
Charter Communications, Inc., Class A	Morgan Stanley	1,286	692,972	602,530	(96,343)
Comcast Corp., Class A	Morgan Stanley	9,239	368,407	362,538	(5,281)
Electronic Arts, Inc.	Morgan Stanley	771	95,893	93,792	(1,939)
Fox Corp., Class A	Morgan Stanley	3,449	117,016	110,920	(5,903)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	8,065	250,529	222,029	(8,063)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Madison Square Garden Sports Corp.	Morgan Stanley	102	$15,772	$15,402	$(323)
Match Group, Inc.	Morgan Stanley	7,647	866,952	532,919	(332,759)
Meta Platforms, Inc., Class A	Morgan Stanley	15,083	3,002,925	2,432,134	(566,442)
Netflix, Inc.	Morgan Stanley	4,048	1,021,342	707,874	(311,972)
New York Times Co. (The), Class A	Morgan Stanley	151	4,319	4,213	(15)
News Corp., Class A	Morgan Stanley	10,668	119,967	166,207	50,129
Nexstar Media Group, Inc., Class A	Morgan Stanley	269	46,407	43,815	(2,501)
Pinterest, Inc., Class A	Morgan Stanley	24,200	457,992	439,472	(21,410)
PubMatic, Inc., Class A	Morgan Stanley	5,194	123,922	82,533	(41,187)
TEGNA, Inc.	Morgan Stanley	2,265	48,391	47,497	(641)
Thryv Holdings, Inc.	Morgan Stanley	937	28,615	20,979	(7,570)
TripAdvisor, Inc.	Morgan Stanley	3,582	94,758	63,760	(30,838)
Twitter, Inc.	Morgan Stanley	21,916	731,730	819,439	88,788
Walt Disney Co. (The)	Morgan Stanley	1,821	171,065	171,902	1,108
Warner Bros Discovery, Inc.	Morgan Stanley	18,658	397,823	250,390	(146,835)
Yelp, Inc.	Morgan Stanley	2,225	74,234	61,788	(12,315)
Ziff Davis, Inc.	Morgan Stanley	1,554	149,903	115,820	(35,559)
ZipRecruiter, Inc., Class A	Morgan Stanley	186	2,765	2,757	20
		160,464	12,335,390	11,695,812	(607,598)
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	281	33,096	33,374	350
Amicus Therapeutics, Inc.	Morgan Stanley	724	7,735	7,776	76
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	2,691	92,851	93,620	927
Azenta, Inc.	Morgan Stanley	1,624	120,355	117,090	(3,057)
BELLUS Health, Inc. (Canada)	Morgan Stanley	371	3,278	3,428	179
Biogen, Inc.	Morgan Stanley	1,424	293,051	290,411	(2,194)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)	Morgan Stanley	316	45,804	46,044	330
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	417	222,269	206,415	(15,649)
Bio-Techne Corp.	Morgan Stanley	134	47,971	46,450	(2,106)
Blueprint Medicines Corp.	Morgan Stanley	777	43,260	39,246	(3,927)
Bristol-Myers Squibb Co.	Morgan Stanley	9,880	650,675	760,760	121,464
Charles River Laboratories International, Inc.	Morgan Stanley	1,460	404,874	312,396	(91,871)
Corcept Therapeutics, Inc.	Morgan Stanley	1,849	32,335	43,969	14,509
Cronos Group, Inc. (Canada)	Morgan Stanley	5,157	15,824	14,543	(1,234)
Danaher Corp.	Morgan Stanley	771	187,457	195,464	9,329
Dynavax Technologies Corp.	Morgan Stanley	3,894	38,126	49,025	12,023
Exelixis, Inc.	Morgan Stanley	5,522	101,063	114,968	14,348
FibroGen, Inc.	Morgan Stanley	979	10,736	10,338	(358)
Gilead Sciences, Inc.	Morgan Stanley	2,512	153,999	155,267	1,514
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	278	22,866	22,173	(635)
Illumina, Inc.	Morgan Stanley	2,142	473,976	394,899	(78,370)
Innoviva, Inc.	Morgan Stanley	2,540	37,668	37,490	(432)
Intra-Cellular Therapies, Inc.	Morgan Stanley	97	5,627	5,537	(58)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	3,729	132,874	138,048	5,436
Johnson & Johnson	Morgan Stanley	4,109	669,679	729,389	97,222
Maravai LifeSciences Holdings, Inc., Class A	Morgan Stanley	9,100	273,170	258,531	(14,221)
Merck & Co., Inc.	Morgan Stanley	10,773	851,043	982,174	184,450
Mettler-Toledo International, Inc.	Morgan Stanley	237	267,597	272,258	5,071

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Moderna, Inc.	Morgan Stanley	7,265	$998,684	$1,037,805	$38,509
Organon & Co.	Morgan Stanley	6,103	194,209	205,976	17,791
PerkinElmer, Inc.	Morgan Stanley	3,138	502,395	446,286	(55,531)
Pfizer, Inc.	Morgan Stanley	33,044	1,476,759	1,732,497	308,148
QIAGEN NV (Netherlands)	Morgan Stanley	3,402	154,205	160,574	6,618
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	745	451,507	440,392	(12,002)
Repligen Corp.	Morgan Stanley	275	41,461	44,660	3,349
Sarepta Therapeutics, Inc.	Morgan Stanley	247	18,519	18,515	47
SIGA Technologies, Inc.	Morgan Stanley	55	608	637	54
Vertex Pharmaceuticals, Inc.	Morgan Stanley	227	63,614	63,966	468
Viatris, Inc.	Morgan Stanley	30,275	325,006	316,979	(4,603)
Vir Biotechnology, Inc.	Morgan Stanley	4,304	106,161	109,623	3,639
Waters Corp.	Morgan Stanley	253	77,363	83,738	11,244
Zoetis, Inc.	Morgan Stanley	2,518	443,816	432,819	(16,912)
		165,639	10,093,566	10,475,550	553,935
Retailing
Amazon.com, Inc.	Morgan Stanley	18,875	2,388,554	2,004,714	(380,375)
Asbury Automotive Group, Inc.	Morgan Stanley	160	27,001	27,094	157
AutoNation, Inc.	Morgan Stanley	1,123	116,974	125,506	9,827
AutoZone, Inc.	Morgan Stanley	390	714,219	838,157	124,990
Bath & Body Works, Inc.	Morgan Stanley	14,557	516,109	391,874	(118,500)
Best Buy Co., Inc.	Morgan Stanley	1,010	54,845	65,842	17,390
Buckle, Inc. (The)	Morgan Stanley	4,019	117,677	111,286	3,397
Dick's Sporting Goods, Inc.	Morgan Stanley	610	51,159	45,976	(4,780)
Dillard's, Inc., Class A	Morgan Stanley	590	156,846	130,136	(26,350)
eBay, Inc.	Morgan Stanley	13,026	725,725	542,793	(168,451)
Etsy, Inc.	Morgan Stanley	5,000	576,293	366,050	(209,460)
Genesco, Inc.	Morgan Stanley	631	39,236	31,493	(7,851)
Group 1 Automotive, Inc.	Morgan Stanley	826	148,149	140,255	(7,308)
Guess?, Inc.	Morgan Stanley	3,127	43,469	53,315	12,954
Home Depot, Inc. (The)	Morgan Stanley	2,064	601,353	566,093	(19,737)
LKQ Corp.	Morgan Stanley	4,393	202,609	215,652	16,317
Lowe's Cos., Inc.	Morgan Stanley	6,265	926,367	1,094,308	188,179
Macy's, Inc.	Morgan Stanley	6,572	127,521	120,399	(6,914)
MarineMax, Inc.	Morgan Stanley	5,016	219,742	181,178	(38,223)
Murphy U.S.A., Inc.	Morgan Stanley	1,666	399,432	387,961	(10,871)
Nordstrom, Inc.	Morgan Stanley	16,583	418,142	350,399	(66,366)
ODP Corp. (The)	Morgan Stanley	1,826	64,201	55,218	(8,866)
O'Reilly Automotive, Inc.	Morgan Stanley	349	212,433	220,484	8,381
Overstock.com, Inc.	Morgan Stanley	15,915	648,701	398,034	(249,708)
Penske Automotive Group, Inc.	Morgan Stanley	885	87,187	92,651	6,292
Ross Stores, Inc.	Morgan Stanley	4,515	385,721	317,088	(67,776)
Shutterstock, Inc.	Morgan Stanley	2,747	173,066	157,431	(13,890)
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	6,409	428,847	342,625	(86,767)
Target Corp.	Morgan Stanley	3,896	767,447	550,232	(206,615)
TJX Cos., Inc. (The)	Morgan Stanley	12,338	748,466	689,077	(60,253)
Ulta Beauty, Inc.	Morgan Stanley	1,137	437,703	438,291	1,242

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Victoria's Secret & Co.	Morgan Stanley	2,081	$93,384	$58,206	$(35,020)
Williams-Sonoma, Inc.	Morgan Stanley	581	68,755	64,462	(4,089)
		159,182	12,687,333	11,174,280	(1,409,044)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	Morgan Stanley	2,987	78,391	61,801	(16,453)
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	6,094	285,441	203,174	(81,831)
Analog Devices, Inc.	Morgan Stanley	328	52,780	47,918	(4,419)
Applied Materials, Inc.	Morgan Stanley	4,839	545,048	440,252	(97,842)
Axcelis Technologies, Inc.	Morgan Stanley	6,730	389,947	369,073	(20,287)
Broadcom, Inc.	Morgan Stanley	1,021	538,348	496,012	(22,900)
Cohu, Inc.	Morgan Stanley	2,316	72,892	64,269	(8,493)
Diodes, Inc.	Morgan Stanley	2,079	189,266	134,241	(54,729)
Intel Corp.	Morgan Stanley	8,393	313,053	313,982	1,600
KLA Corp.	Morgan Stanley	448	144,514	142,948	2,516
Lam Research Corp.	Morgan Stanley	1,091	517,714	464,930	(50,235)
Lattice Semiconductor Corp.	Morgan Stanley	4,782	258,687	231,927	(27,037)
Marvell Technology, Inc.	Morgan Stanley	1,771	106,233	77,092	(28,964)
MaxLinear, Inc.	Morgan Stanley	1,495	58,617	50,800	(7,709)
Microchip Technology, Inc.	Morgan Stanley	7,299	466,355	423,926	(40,584)
Micron Technology, Inc.	Morgan Stanley	21,693	1,444,716	1,199,189	(242,211)
Monolithic Power Systems, Inc.	Morgan Stanley	216	89,541	82,953	(6,305)
NVIDIA Corp.	Morgan Stanley	4,231	691,301	641,377	(48,817)
NXP Semiconductors NV (Netherlands)	Morgan Stanley	3,421	582,582	506,411	(72,190)
ON Semiconductor Corp.	Morgan Stanley	11,700	574,247	588,627	15,231
Onto Innovation, Inc.	Morgan Stanley	3,081	238,732	214,869	(23,495)
Photronics, Inc.	Morgan Stanley	5,600	98,381	109,088	10,873
Power Integrations, Inc.	Morgan Stanley	2,597	227,204	194,801	(31,542)
Qorvo, Inc.	Morgan Stanley	2,628	307,654	247,873	(59,313)
QUALCOMM, Inc.	Morgan Stanley	11,434	1,523,340	1,460,579	(43,016)
Rambus, Inc.	Morgan Stanley	12,027	289,452	258,460	(30,551)
Semtech Corp.	Morgan Stanley	3,577	263,258	196,628	(66,226)
Silicon Laboratories, Inc.	Morgan Stanley	2,570	400,453	360,365	(40,121)
Skyworks Solutions, Inc.	Morgan Stanley	3,765	488,228	348,790	(135,500)
Synaptics, Inc.	Morgan Stanley	3,254	498,384	384,135	(113,507)
Teradyne, Inc.	Morgan Stanley	4,277	487,211	383,005	(102,754)
Texas Instruments, Inc.	Morgan Stanley	1,293	195,293	198,669	5,101
Universal Display Corp.	Morgan Stanley	249	31,224	25,184	(5,970)
		149,286	12,448,487	10,923,348	(1,447,680)
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	3,875	1,022,568	1,075,894	70,170
Adobe, Inc.	Morgan Stanley	3,014	1,145,254	1,103,305	(40,275)
Affirm Holdings, Inc.	Morgan Stanley	18,522	436,539	334,507	(109,635)
Autodesk, Inc.	Morgan Stanley	4,361	848,712	749,918	(97,548)
Automatic Data Processing, Inc.	Morgan Stanley	3,580	688,921	751,943	105,601
BlackBerry Ltd. (Canada)	Morgan Stanley	5,567	31,655	30,006	(1,579)
Box, Inc., Class A	Morgan Stanley	1,158	26,462	29,112	2,713
Couchbase, Inc.	Morgan Stanley	207	3,475	3,399	(47)
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	903	59,450	56,040	(3,300)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Dropbox, Inc., Class A	Morgan Stanley	5,821	$117,429	$122,183	$4,967
DXC Technology Co.	Morgan Stanley	9,493	327,077	287,733	(38,848)
Elastic NV (Netherlands)	Morgan Stanley	593	44,170	40,128	(3,953)
Euronet Worldwide, Inc.	Morgan Stanley	27	2,695	2,716	49
Fair Isaac Corp.	Morgan Stanley	463	187,899	185,617	(3,915)
Fiserv, Inc.	Morgan Stanley	3,163	294,412	281,412	(12,551)
FleetCor Technologies, Inc.	Morgan Stanley	986	212,037	207,168	(4,539)
Fortinet, Inc.	Morgan Stanley	21,431	829,411	1,212,566	384,374
Gartner, Inc.	Morgan Stanley	2,039	437,204	493,091	56,541
Gitlab, Inc., Class A	Morgan Stanley	1,966	95,913	104,473	8,723
Globant S.A. (Luxembourg)	Morgan Stanley	607	114,706	105,618	(10,109)
GoDaddy, Inc., Class A	Morgan Stanley	1,019	75,663	70,882	(6,154)
InterDigital, Inc.	Morgan Stanley	1,744	114,687	106,035	(7,770)
International Business Machines Corp.	Morgan Stanley	1,525	197,924	215,315	19,492
International Money Express, Inc.	Morgan Stanley	149	2,958	3,050	120
Intuit, Inc.	Morgan Stanley	3,101	1,187,869	1,195,249	10,411
Manhattan Associates, Inc.	Morgan Stanley	1,238	164,751	141,875	(22,956)
Mastercard, Inc., Class A	Morgan Stanley	1,358	429,081	428,422	199
Microsoft Corp.	Morgan Stanley	8,455	1,953,944	2,171,498	247,409
MongoDB, Inc.	Morgan Stanley	522	182,381	135,459	(46,635)
NortonLifeLock, Inc.	Morgan Stanley	17,714	382,807	388,999	23,385
Open Text Corp. (Canada)	Morgan Stanley	1,024	40,981	38,748	(765)
Oracle Corp.	Morgan Stanley	31,004	2,302,271	2,166,249	(104,300)
Paychex, Inc.	Morgan Stanley	12,459	1,370,295	1,418,706	86,807
Paycom Software, Inc.	Morgan Stanley	2,508	774,917	702,541	(71,935)
PayPal Holdings, Inc.	Morgan Stanley	27,510	2,420,579	1,921,298	(495,770)
Pegasystems, Inc.	Morgan Stanley	250	12,594	11,960	(585)
Progress Software Corp.	Morgan Stanley	780	36,084	35,334	(296)
PTC, Inc.	Morgan Stanley	1,386	147,996	147,387	(372)
Roper Technologies, Inc.	Morgan Stanley	1,530	657,749	603,815	(52,875)
Salesforce, Inc.	Morgan Stanley	4,658	740,485	768,756	29,362
ServiceNow, Inc.	Morgan Stanley	4,996	2,217,763	2,375,698	161,154
SPS Commerce, Inc.	Morgan Stanley	670	70,406	75,744	5,193
SS&C Technologies Holdings, Inc.	Morgan Stanley	948	67,341	55,050	(11,859)
Synopsys, Inc.	Morgan Stanley	1,847	540,889	560,934	20,848
Teradata Corp.	Morgan Stanley	3,917	135,452	144,968	8,738
Trade Desk, Inc. (The), Class A	Morgan Stanley	9,407	426,422	394,059	(31,724)
UiPath, Inc., Class A	Morgan Stanley	9,698	199,680	176,407	(22,961)
Verint Systems, Inc.	Morgan Stanley	1,741	74,101	73,731	(355)
VeriSign, Inc.	Morgan Stanley	1,626	298,414	272,079	(25,881)
Verra Mobility Corp.	Morgan Stanley	3,885	57,773	61,033	3,368
Visa, Inc., Class A	Morgan Stanley	105	21,038	20,673	(221)
Western Union Co. (The)	Morgan Stanley	4,917	83,281	80,983	(566)
Xperi Holding Corp.	Morgan Stanley	373	5,564	5,382	(63)
		251,840	24,320,129	24,145,148	19,282
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	3,891	73,796	37,743	(39,033)
Amphenol Corp., Class A	Morgan Stanley	5,849	410,796	376,559	(32,568)
Apple, Inc.	Morgan Stanley	20,032	1,962,596	2,738,775	814,867

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Arista Networks, Inc.	Morgan Stanley	501	$49,807	$46,964	$(2,747)
Badger Meter, Inc.	Morgan Stanley	454	43,901	36,724	(7,477)
Belden, Inc.	Morgan Stanley	518	28,616	27,594	(1,099)
CDW Corp.	Morgan Stanley	1,863	309,052	293,534	(14,700)
Cisco Systems, Inc.	Morgan Stanley	20,402	960,909	869,941	(41,150)
Corning, Inc.	Morgan Stanley	13,067	407,281	411,741	20,819
CTS Corp.	Morgan Stanley	8	272	272	31
ePlus, Inc.	Morgan Stanley	177	9,842	9,402	(401)
Extreme Networks, Inc.	Morgan Stanley	15,484	171,742	138,117	(33,353)
F5, Inc.	Morgan Stanley	690	111,164	105,598	(5,382)
Hewlett Packard Enterprise Co.	Morgan Stanley	28,383	446,568	376,359	(62,082)
HP, Inc.	Morgan Stanley	28,731	723,873	941,802	252,653
IonQ, Inc.	Morgan Stanley	10,298	55,252	45,105	(10,043)
IPG Photonics Corp.	Morgan Stanley	3,143	412,523	295,851	(118,222)
Itron, Inc.	Morgan Stanley	569	28,264	28,126	(161)
Jabil, Inc.	Morgan Stanley	4,366	259,331	223,583	(35,012)
Juniper Networks, Inc.	Morgan Stanley	8,434	269,965	240,369	(27,531)
Keysight Technologies, Inc.	Morgan Stanley	1,898	278,444	261,639	(18,738)
Knowles Corp.	Morgan Stanley	1,269	24,007	21,992	(1,972)
Lumentum Holdings, Inc.	Morgan Stanley	540	44,363	42,887	(1,431)
NetApp, Inc.	Morgan Stanley	5,487	393,483	357,972	(18,582)
Pure Storage, Inc., Class A	Morgan Stanley	10,231	298,243	263,039	(34,750)
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	6,145	493,905	438,999	(39,757)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1,489	190,393	168,480	(15,064)
Trimble, Inc.	Morgan Stanley	3,342	203,808	194,605	(8,885)
Vishay Intertechnology, Inc.	Morgan Stanley	5,698	115,725	101,538	(12,492)
Western Digital Corp.	Morgan Stanley	12,540	695,313	562,168	(132,119)
Zebra Technologies Corp., Class A	Morgan Stanley	1,658	587,859	487,369	(99,619)
		217,157	10,061,093	10,144,847	274,000
Telecommunication Services
AT&T, Inc.	Morgan Stanley	13,036	239,878	273,235	40,308
BCE, Inc. (Canada)	Morgan Stanley	1,709	87,532	84,049	(2,822)
EchoStar Corp., Class A	Morgan Stanley	3,066	74,170	59,174	(14,865)
Gogo, Inc.	Morgan Stanley	3,326	34,843	53,848	19,079
Iridium Communications, Inc.	Morgan Stanley	2,225	76,961	83,571	6,549
Lumen Technologies, Inc.	Morgan Stanley	12,627	148,960	137,761	3,053
T-Mobile U.S., Inc.	Morgan Stanley	5,669	668,155	762,707	95,539
Verizon Communications, Inc.	Morgan Stanley	11,844	586,492	601,083	51,985
		53,502	1,916,991	2,055,428	198,826
Transportation
American Airlines Group, Inc.	Morgan Stanley	2,027	27,040	25,702	(1,274)
ArcBest Corp.	Morgan Stanley	3,431	229,646	241,439	14,030
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	1,719	124,846	106,079	(18,830)
CSX Corp.	Morgan Stanley	10,700	330,872	310,942	(12,002)
Expeditors International of Washington, Inc.	Morgan Stanley	4,360	481,726	424,926	(52,510)
FedEx Corp.	Morgan Stanley	1,917	431,488	434,603	5,934
Forward Air Corp.	Morgan Stanley	330	31,768	30,347	(1,277)
Genco Shipping & Trading Ltd. (Marshall Islands)	Morgan Stanley	23	444	444	26

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
GXO Logistics, Inc.	Morgan Stanley	3,532	$185,129	$152,830	$(32,009)
Heartland Express, Inc.	Morgan Stanley	3	41	42	25
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	2,151	103,749	99,570	(3,742)
Landstar System, Inc.	Morgan Stanley	245	37,358	35,628	(1,653)
Marten Transport Ltd.	Morgan Stanley	41	686	690	29
Matson, Inc.	Morgan Stanley	2,321	195,077	169,154	(24,179)
Norfolk Southern Corp.	Morgan Stanley	554	133,906	125,919	(6,787)
Old Dominion Freight Line, Inc.	Morgan Stanley	1,441	357,781	369,299	11,141
Saia, Inc.	Morgan Stanley	1,107	212,126	208,116	(3,680)
Schneider National, Inc., Class B	Morgan Stanley	9	201	201	46
Southwest Airlines Co.	Morgan Stanley	7,634	335,113	275,740	(58,865)
Union Pacific Corp.	Morgan Stanley	2,463	541,179	525,309	(12,159)
United Parcel Service, Inc., Class B	Morgan Stanley	1,025	187,736	187,104	7,707
XPO Logistics, Inc.	Morgan Stanley	7,468	406,116	359,659	(48,378)
		54,501	4,354,028	4,083,743	(238,407)
Utilities
AES Corp. (The)	Morgan Stanley	7,758	171,816	162,996	(6,827)
American Water Works Co., Inc.	Morgan Stanley	692	113,238	102,949	(8,657)
Atmos Energy Corp.	Morgan Stanley	147	17,186	16,479	(562)
CenterPoint Energy, Inc.	Morgan Stanley	6,541	200,579	193,483	(5,922)
Consolidated Edison, Inc.	Morgan Stanley	368	32,705	34,997	2,933
Constellation Energy Corp.	Morgan Stanley	6,734	327,880	385,589	59,441
DTE Energy Co.	Morgan Stanley	1,906	211,622	241,586	35,183
Exelon Corp.	Morgan Stanley	31,882	1,478,235	1,444,892	(25,186)
FirstEnergy Corp.	Morgan Stanley	1,256	53,856	48,218	(3,789)
Montauk Renewables, Inc.	Morgan Stanley	98	1,090	985	(79)
NRG Energy, Inc.	Morgan Stanley	18,148	748,873	692,709	(43,533)
Otter Tail Corp.	Morgan Stanley	693	43,117	46,521	3,732
PPL Corp.	Morgan Stanley	11,942	338,508	323,986	(3,544)
Public Service Enterprise Group, Inc.	Morgan Stanley	10,643	725,849	673,489	(46,598)
Southern Co. (The)	Morgan Stanley	661	43,204	47,136	6,551
TransAlta Corp. (Canada)	Morgan Stanley	169	1,889	1,927	71
WEC Energy Group, Inc.	Morgan Stanley	612	61,509	61,592	581
		100,250	4,571,156	4,479,534	(36,205)

Total Reference Entity — Long			175,016,348	169,609,890	(3,416,758)
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(6,303)	(278,281)	(186,758)	90,713
Aptiv PLC (Jersey)	Morgan Stanley	(4,804)	(476,760)	(427,892)	47,462
Dana, Inc.	Morgan Stanley	(29,103)	(616,595)	(409,479)	200,071
Dorman Products, Inc.	Morgan Stanley	(1,518)	(146,414)	(166,540)	(20,540)
Fox Factory Holding Corp.	Morgan Stanley	(3,025)	(322,442)	(243,633)	77,866
Gentex Corp.	Morgan Stanley	(4,832)	(152,568)	(135,151)	16,681
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(20,734)	(333,178)	(222,061)	110,142
Harley-Davidson, Inc.	Morgan Stanley	(1,848)	(67,833)	(58,508)	9,011
LCI Industries	Morgan Stanley	(5,873)	(822,185)	(657,071)	141,587
Luminar Technologies, Inc.	Morgan Stanley	(2,599)	(16,775)	(15,412)	1,337

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Automobiles & Components — (continued)
Patrick Industries, Inc.	Morgan Stanley	(3,209)	$(269,099)	$(166,355)	$98,213
Rivian Automotive, Inc., Class A	Morgan Stanley	(2,247)	(105,376)	(57,838)	47,247
Standard Motor Products, Inc.	Morgan Stanley	(745)	(30,654)	(33,518)	(2,964)
Tenneco, Inc., Class A	Morgan Stanley	(622)	(10,609)	(10,674)	(72)
Winnebago Industries, Inc.	Morgan Stanley	(2,160)	(121,779)	(104,890)	17,062
		(89,622)	(3,770,548)	(2,895,780)	833,816
Capital Goods
AAON, Inc.	Morgan Stanley	(3,954)	(214,211)	(216,521)	(3,672)
Acuity Brands, Inc.	Morgan Stanley	(2,253)	(406,503)	(347,052)	58,994
Advanced Drainage Systems, Inc.	Morgan Stanley	(2,200)	(286,945)	(198,154)	87,215
AeroVironment, Inc.	Morgan Stanley	(3,441)	(260,154)	(282,850)	(23,452)
AGCO Corp.	Morgan Stanley	(2,925)	(362,281)	(288,697)	62,581
Alamo Group, Inc.	Morgan Stanley	(348)	(40,060)	(40,518)	(554)
American Woodmark Corp.	Morgan Stanley	(5,499)	(398,827)	(247,510)	150,155
API Group Corp.	Morgan Stanley	(9,373)	(156,130)	(140,314)	15,373
Arcosa, Inc.	Morgan Stanley	(5,736)	(331,180)	(266,322)	62,989
Array Technologies, Inc.	Morgan Stanley	(19,900)	(171,877)	(219,099)	(47,713)
Axon Enterprise, Inc.	Morgan Stanley	(1,034)	(131,953)	(96,338)	35,244
AZEK Co., Inc. (The)	Morgan Stanley	(60,754)	(1,802,954)	(1,017,022)	780,551
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(53,834)	(742,453)	(339,154)	401,097
Beacon Roofing Supply, Inc.	Morgan Stanley	(8,717)	(506,640)	(447,705)	57,441
Bloom Energy Corp., Class A	Morgan Stanley	(644)	(10,450)	(10,626)	(183)
Boeing Co. (The)	Morgan Stanley	(6,548)	(1,133,109)	(895,243)	234,494
BWX Technologies, Inc.	Morgan Stanley	(11,662)	(668,201)	(642,460)	18,963
Chart Industries, Inc.	Morgan Stanley	(717)	(129,835)	(120,011)	9,459
Columbus McKinnon Corp.	Morgan Stanley	(3,272)	(142,904)	(92,827)	49,365
Comfort Systems U.S.A., Inc.	Morgan Stanley	(2,581)	(227,116)	(214,610)	11,593
Construction Partners, Inc., Class A	Morgan Stanley	(11,301)	(335,559)	(236,643)	97,934
Core & Main, Inc., Class A	Morgan Stanley	(1,723)	(37,292)	(38,423)	(1,218)
Cornerstone Building Brands, Inc.	Morgan Stanley	(26,237)	(639,057)	(642,544)	(5,397)
CSW Industrials, Inc.	Morgan Stanley	(231)	(24,168)	(23,800)	319
Curtiss-Wright Corp.	Morgan Stanley	(1,233)	(172,480)	(162,830)	8,935
Donaldson Co., Inc.	Morgan Stanley	(1,000)	(59,295)	(48,140)	10,697
Energy Recovery, Inc.	Morgan Stanley	(6,386)	(135,998)	(124,016)	11,599
Enerpac Tool Group Corp.	Morgan Stanley	(275)	(5,067)	(5,231)	(155)
EnerSys	Morgan Stanley	(10,721)	(817,768)	(632,110)	178,923
ESCO Technologies, Inc.	Morgan Stanley	(1,080)	(77,024)	(73,840)	2,891
Evoqua Water Technologies Corp.	Morgan Stanley	(3,313)	(116,419)	(107,706)	8,388
Federal Signal Corp.	Morgan Stanley	(5,103)	(174,465)	(181,667)	(8,177)
Flowserve Corp.	Morgan Stanley	(11,667)	(408,067)	(334,026)	69,565
Fortune Brands Home & Security, Inc.	Morgan Stanley	(4,621)	(309,031)	(276,705)	30,363
Franklin Electric Co., Inc.	Morgan Stanley	(5,352)	(424,292)	(392,088)	29,914
FuelCell Energy, Inc.	Morgan Stanley	(12,242)	(44,727)	(45,908)	(1,291)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(8,688)	(107,197)	(93,917)	12,983
GATX Corp.	Morgan Stanley	(1,508)	(150,086)	(141,993)	3,335
Gibraltar Industries, Inc.	Morgan Stanley	(2,730)	(171,692)	(105,787)	65,414
Global Industrial Co.	Morgan Stanley	(66)	(2,149)	(2,229)	(62)
GMS, Inc.	Morgan Stanley	(7,306)	(386,242)	(325,117)	60,011
Granite Construction, Inc.	Morgan Stanley	(1,728)	(55,741)	(50,354)	5,033

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(7,683)	$(114,063)	$(100,724)	$13,021
Greenbrier Cos., Inc. (The)	Morgan Stanley	(1,689)	(73,481)	(60,787)	11,616
Griffon Corp.	Morgan Stanley	(7,577)	(179,642)	(212,383)	(34,707)
Herc Holdings, Inc.	Morgan Stanley	(2,973)	(329,295)	(268,016)	59,381
Huntington Ingalls Industries, Inc.	Morgan Stanley	(2,781)	(574,891)	(605,757)	(36,794)
JELD-WEN Holding, Inc.	Morgan Stanley	(26,743)	(541,231)	(390,180)	149,453
Johnson Controls International PLC (Ireland)	Morgan Stanley	(2,100)	(115,038)	(100,548)	13,989
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(28,864)	(544,333)	(400,632)	142,093
L3Harris Technologies, Inc.	Morgan Stanley	(1,946)	(458,664)	(470,348)	(13,573)
Lennox International, Inc.	Morgan Stanley	(1,802)	(411,959)	(372,275)	36,513
Lindsay Corp.	Morgan Stanley	(1,271)	(195,266)	(168,814)	24,520
MasTec, Inc.	Morgan Stanley	(7,404)	(603,930)	(530,571)	71,577
MDU Resources Group, Inc.	Morgan Stanley	(19,757)	(570,409)	(533,241)	27,386
Mercury Systems, Inc.	Morgan Stanley	(16,785)	(1,068,096)	(1,079,779)	(16,459)
Meritor, Inc.	Morgan Stanley	(11,970)	(430,463)	(434,870)	(5,674)
Middleby Corp. (The)	Morgan Stanley	(5,227)	(811,837)	(655,257)	154,171
MRC Global, Inc.	Morgan Stanley	(7,509)	(78,485)	(74,790)	3,484
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(3,972)	(350,484)	(298,337)	43,067
Mueller Water Products, Inc., Class A	Morgan Stanley	(12,784)	(150,063)	(149,956)	(419)
MYR Group, Inc.	Morgan Stanley	(94)	(8,215)	(8,284)	(69)
PGT Innovations, Inc.	Morgan Stanley	(14,234)	(238,635)	(236,854)	1,080
Plug Power, Inc.	Morgan Stanley	(13,545)	(214,295)	(224,441)	(10,763)
Primoris Services Corp.	Morgan Stanley	(17,717)	(454,657)	(385,522)	65,000
Proto Labs, Inc.	Morgan Stanley	(7,227)	(951,978)	(345,740)	603,958
Quanex Building Products Corp.	Morgan Stanley	(266)	(5,931)	(6,052)	(114)
RBC Bearings, Inc.	Morgan Stanley	(1,272)	(248,465)	(235,256)	12,758
Regal Rexnord Corp.	Morgan Stanley	(7,583)	(1,022,218)	(860,822)	155,066
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(11,737)	(639,669)	(484,855)	151,720
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(8,438)	(202,921)	(139,058)	63,278
SiteOne Landscape Supply, Inc.	Morgan Stanley	(2,012)	(255,443)	(239,166)	15,535
Stanley Black & Decker, Inc.	Morgan Stanley	(17,088)	(2,649,117)	(1,791,848)	828,265
Sunrun, Inc.	Morgan Stanley	(1,955)	(152,607)	(45,669)	106,504
Tennant Co.	Morgan Stanley	(553)	(33,654)	(32,765)	765
Terex Corp.	Morgan Stanley	(2,875)	(99,505)	(78,689)	20,462
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(9,473)	(324,688)	(259,655)	57,177
Toro Co. (The)	Morgan Stanley	(4,458)	(374,811)	(337,872)	33,889
Trane Technologies PLC (Ireland)	Morgan Stanley	(2,332)	(316,604)	(302,857)	12,888
Triumph Group, Inc.	Morgan Stanley	(75)	(973)	(1,004)	(9)
Univar Solutions, Inc.	Morgan Stanley	(7,410)	(224,330)	(184,287)	39,395
Valmont Industries, Inc.	Morgan Stanley	(1,794)	(441,139)	(402,986)	34,087
Vertiv Holdings Co.	Morgan Stanley	(63,788)	(815,130)	(524,337)	288,373
Vicor Corp.	Morgan Stanley	(4,718)	(459,134)	(258,216)	199,566
Welbilt, Inc.	Morgan Stanley	(12,531)	(295,408)	(298,363)	(3,817)
WESCO International, Inc.	Morgan Stanley	(3,166)	(405,132)	(339,079)	64,864
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(2,249)	(78,739)	(72,913)	5,614
Woodward, Inc.	Morgan Stanley	(1,432)	(147,967)	(132,446)	14,818
		(720,762)	(31,440,594)	(25,304,408)	5,942,879
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	(3,702)	(156,697)	(160,741)	(4,143)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
ADT, Inc.	Morgan Stanley	(72,086)	$(673,678)	$(443,329)	$217,278
Alight, Inc., Class A	Morgan Stanley	(52,320)	(438,543)	(353,160)	84,092
ASGN, Inc.	Morgan Stanley	(1,451)	(169,331)	(130,953)	37,944
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(2,524)	(222,306)	(228,069)	(7,045)
CACI International, Inc., Class A	Morgan Stanley	(534)	(148,280)	(150,471)	(2,611)
CBIZ, Inc.	Morgan Stanley	(384)	(14,945)	(15,345)	(420)
Cimpress PLC (Ireland)	Morgan Stanley	(22)	(862)	(856)	28
Clarivate PLC (Jersey)	Morgan Stanley	(11,026)	(256,099)	(152,820)	102,536
Clean Harbors, Inc.	Morgan Stanley	(4,849)	(444,183)	(425,112)	17,763
CoStar Group, Inc.	Morgan Stanley	(1,806)	(179,545)	(109,100)	69,930
Deluxe Corp.	Morgan Stanley	(1,674)	(66,865)	(36,276)	28,669
Driven Brands Holdings, Inc.	Morgan Stanley	(12,054)	(362,345)	(331,967)	29,213
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(30,666)	(601,001)	(460,910)	138,314
Forrester Research, Inc.	Morgan Stanley	(1,122)	(40,599)	(53,676)	(13,200)
FTI Consulting, Inc.	Morgan Stanley	(1,729)	(283,590)	(312,690)	(29,926)
GFL Environmental, Inc. (Canada)	Morgan Stanley	(6,803)	(268,002)	(175,517)	91,549
Harsco Corp.	Morgan Stanley	(9,177)	(156,553)	(65,248)	90,859
Healthcare Services Group, Inc.	Morgan Stanley	(8,145)	(140,856)	(141,804)	(3,272)
HNI Corp.	Morgan Stanley	(1,889)	(69,580)	(65,529)	3,504
Huron Consulting Group, Inc.	Morgan Stanley	(1,411)	(83,074)	(91,701)	(8,851)
IAA, Inc.	Morgan Stanley	(4,128)	(158,858)	(135,275)	23,868
ICF International, Inc.	Morgan Stanley	(1,508)	(144,537)	(143,260)	629
Insperity, Inc.	Morgan Stanley	(1,490)	(165,341)	(148,747)	7,245
Leidos Holdings, Inc.	Morgan Stanley	(7,697)	(790,300)	(775,165)	9,742
ManTech International Corp., Class A	Morgan Stanley	(2,314)	(200,450)	(220,871)	(23,339)
MillerKnoll, Inc.	Morgan Stanley	(11,986)	(460,372)	(314,872)	138,717
MSA Safety, Inc.	Morgan Stanley	(82)	(9,825)	(9,928)	(108)
Pitney Bowes, Inc.	Morgan Stanley	(30,941)	(274,065)	(112,006)	154,978
Steelcase, Inc., Class A	Morgan Stanley	(8,589)	(99,907)	(92,160)	7,288
Stericycle, Inc.	Morgan Stanley	(4,820)	(248,267)	(211,357)	36,189
Sterling Check Corp.	Morgan Stanley	(871)	(14,830)	(14,206)	604
TrueBlue, Inc.	Morgan Stanley	(1,013)	(29,065)	(18,133)	10,869
UniFirst Corp.	Morgan Stanley	(2,074)	(390,682)	(357,101)	31,385
Upwork, Inc.	Morgan Stanley	(39,442)	(1,355,069)	(815,661)	536,305
Viad Corp.	Morgan Stanley	(1,926)	(85,642)	(53,177)	32,233
Waste Connections, Inc. (Canada)	Morgan Stanley	(785)	(101,324)	(97,309)	3,436
		(345,040)	(9,305,468)	(7,424,502)	1,812,252
Consumer Durables & Apparel
BRP, Inc. (Canada)	Morgan Stanley	(433)	(28,344)	(26,634)	1,600
Brunswick Corp.	Morgan Stanley	(8,308)	(733,701)	(543,177)	183,713
Callaway Golf Co.	Morgan Stanley	(24,943)	(651,554)	(508,837)	141,558
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(9,370)	(370,021)	(168,754)	200,182
Carter's, Inc.	Morgan Stanley	(5,045)	(441,533)	(355,572)	81,018
Clarus Corp.	Morgan Stanley	(577)	(10,947)	(10,957)	(19)
Columbia Sportswear Co.	Morgan Stanley	(1,419)	(115,422)	(101,572)	13,640
Crocs, Inc.	Morgan Stanley	(4,516)	(232,136)	(219,794)	11,623
Garmin Ltd. (Switzerland)	Morgan Stanley	(6,164)	(690,941)	(605,613)	83,281
G-III Apparel Group Ltd.	Morgan Stanley	(7,406)	(225,780)	(149,823)	75,710
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(10,075)	(308,126)	(289,958)	16,184

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
Hanesbrands, Inc.	Morgan Stanley	(21,276)	$(296,562)	$(218,930)	$73,189
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(2,639)	(604,045)	(428,600)	175,546
Installed Building Products, Inc.	Morgan Stanley	(1,961)	(263,795)	(163,077)	97,695
iRobot Corp.	Morgan Stanley	(5,362)	(335,387)	(197,053)	137,353
Latham Group, Inc.	Morgan Stanley	(4,875)	(65,614)	(33,784)	31,658
La-Z-Boy, Inc.	Morgan Stanley	(6,013)	(199,951)	(142,568)	55,282
Lululemon Athletica, Inc.	Morgan Stanley	(918)	(260,701)	(250,256)	9,687
Malibu Boats, Inc., Class A	Morgan Stanley	(969)	(83,863)	(51,076)	32,560
Peloton Interactive, Inc., Class A	Morgan Stanley	(26,010)	(1,687,680)	(238,772)	1,443,873
Polaris, Inc.	Morgan Stanley	(9,349)	(1,030,830)	(928,169)	90,516
Skechers U.S.A., Inc., Class A	Morgan Stanley	(12,845)	(606,714)	(457,025)	149,429
TopBuild Corp.	Morgan Stanley	(2,579)	(556,317)	(431,106)	129,206
Wolverine World Wide, Inc.	Morgan Stanley	(17,325)	(465,156)	(349,272)	105,652
YETI Holdings, Inc.	Morgan Stanley	(6,649)	(424,407)	(287,702)	135,456
		(197,026)	(10,689,527)	(7,158,081)	3,475,592
Consumer Services
Bally's Corp.	Morgan Stanley	(12,202)	(614,180)	(241,356)	371,008
Caesars Entertainment, Inc.	Morgan Stanley	(9,794)	(473,711)	(375,110)	97,205
Chegg, Inc.	Morgan Stanley	(11,817)	(231,656)	(221,923)	9,063
Coursera, Inc.	Morgan Stanley	(5,676)	(94,423)	(80,486)	13,678
Domino's Pizza, Inc.	Morgan Stanley	(1,357)	(530,625)	(528,836)	222
DraftKings, Inc., Class A	Morgan Stanley	(18,158)	(729,858)	(211,904)	515,790
Graham Holdings Co., Class B	Morgan Stanley	(94)	(57,957)	(53,283)	4,628
Jack in the Box, Inc.	Morgan Stanley	(3,450)	(212,296)	(193,407)	18,208
Life Time Group Holdings, Inc.	Morgan Stanley	(3,854)	(55,680)	(49,640)	5,898
Light & Wonder, Inc.	Morgan Stanley	(2,798)	(140,729)	(131,478)	8,853
Mister Car Wash, Inc.	Morgan Stanley	(12,686)	(165,263)	(138,024)	26,768
Monarch Casino & Resort, Inc.	Morgan Stanley	(1,193)	(52,713)	(69,993)	(17,414)
Planet Fitness, Inc., Class A	Morgan Stanley	(10,249)	(702,611)	(697,034)	3,494
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(23,005)	(1,208,643)	(803,105)	401,939
Shake Shack, Inc., Class A	Morgan Stanley	(8,103)	(598,096)	(319,906)	276,420
Terminix Global Holdings, Inc.	Morgan Stanley	(4,346)	(196,203)	(176,665)	18,974
Wendy's Co. (The)	Morgan Stanley	(41,864)	(929,660)	(790,392)	128,423
Wingstop, Inc.	Morgan Stanley	(5,336)	(934,823)	(398,973)	507,768
		(175,982)	(7,929,127)	(5,481,515)	2,390,925
Diversified Financials
Blucora, Inc.	Morgan Stanley	(5,266)	(102,738)	(97,210)	5,244
S&P Global, Inc.	Morgan Stanley	(3,210)	(1,070,039)	(1,081,963)	(16,893)
State Street Corp.	Morgan Stanley	(1,477)	(126,494)	(91,057)	33,553
WisdomTree Investments, Inc.	Morgan Stanley	(15,474)	(89,093)	(78,453)	10,182
		(25,427)	(1,388,364)	(1,348,683)	32,086
Energy
Antero Midstream Corp.	Morgan Stanley	(22,995)	(246,509)	(208,105)	29,645
California Resources Corp.	Morgan Stanley	(11,087)	(470,801)	(426,849)	42,006
ChampionX Corp.	Morgan Stanley	(10,316)	(229,332)	(204,773)	23,123
Chesapeake Energy Corp.	Morgan Stanley	(2,861)	(253,803)	(232,027)	15,208
Civitas Resources, Inc.	Morgan Stanley	(14,261)	(867,785)	(745,708)	97,495
Clean Energy Fuels Corp.	Morgan Stanley	(9,684)	(47,656)	(43,384)	4,153

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
CNX Resources Corp.	Morgan Stanley	(4,447)	$(94,192)	$(73,198)	$21,266
Continental Resources, Inc.	Morgan Stanley	(3,455)	(189,203)	(225,784)	(38,755)
Core Laboratories NV (Netherlands)	Morgan Stanley	(14,861)	(433,429)	(294,396)	137,421
Coterra Energy, Inc.	Morgan Stanley	(22,334)	(597,104)	(575,994)	5,944
Delek U.S. Holdings, Inc.	Morgan Stanley	(6,843)	(149,405)	(176,823)	(33,243)
Denison Mines Corp. (Canada)	Morgan Stanley	(105,246)	(124,301)	(102,404)	21,548
Earthstone Energy, Inc., Class A	Morgan Stanley	(9,021)	(153,329)	(123,137)	29,757
Energy Fuels, Inc. (Canada)	Morgan Stanley	(12,882)	(84,477)	(63,251)	20,997
Equitrans Midstream Corp.	Morgan Stanley	(34,571)	(289,818)	(219,872)	64,071
Green Plains, Inc.	Morgan Stanley	(4,605)	(137,957)	(125,118)	12,450
Hess Corp.	Morgan Stanley	(5,336)	(615,591)	(565,296)	46,610
HF Sinclair Corp.	Morgan Stanley	(25,502)	(985,305)	(1,151,670)	(178,378)
Kinder Morgan, Inc.	Morgan Stanley	(17,064)	(336,799)	(285,993)	50,968
Kinetik Holdings, Inc.	Morgan Stanley	(2,500)	(96,665)	(85,350)	11,049
Kosmos Energy Ltd.	Morgan Stanley	(56,670)	(363,125)	(350,787)	11,044
Laredo Petroleum, Inc.	Morgan Stanley	(1,809)	(131,630)	(124,712)	6,547
Liberty Energy, Inc., Class A	Morgan Stanley	(17,917)	(218,942)	(228,621)	(10,311)
NexGen Energy Ltd. (Canada)	Morgan Stanley	(30,962)	(132,355)	(111,154)	20,829
Noble Corp. (Cayman Islands)	Morgan Stanley	(9,530)	(311,668)	(241,585)	69,173
Northern Oil and Gas, Inc.	Morgan Stanley	(8,477)	(203,726)	(214,129)	(13,628)
Par Pacific Holdings, Inc.	Morgan Stanley	(12,313)	(195,812)	(191,960)	3,290
Southwestern Energy Co.	Morgan Stanley	(19,710)	(105,558)	(123,187)	(17,922)
TC Energy Corp. (Canada)	Morgan Stanley	(13,816)	(736,389)	(715,807)	(1,678)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(4,169)	(38,561)	(28,057)	13,221
Tellurian, Inc.	Morgan Stanley	(69,733)	(257,222)	(207,804)	48,671
Transocean Ltd. (Switzerland)	Morgan Stanley	(89,257)	(360,808)	(297,226)	62,525
Uranium Energy Corp.	Morgan Stanley	(37,441)	(143,468)	(115,318)	27,744
World Fuel Services Corp.	Morgan Stanley	(11,050)	(271,667)	(226,083)	43,893
		(722,725)	(9,874,392)	(9,105,562)	646,733
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(6,653)	(419,799)	(414,615)	3,949
Casey's General Stores, Inc.	Morgan Stanley	(2,650)	(530,732)	(490,197)	36,651
Grocery Outlet Holding Corp.	Morgan Stanley	(4,200)	(184,921)	(179,046)	4,712
Performance Food Group Co.	Morgan Stanley	(2,415)	(102,869)	(111,042)	(9,836)
United Natural Foods, Inc.	Morgan Stanley	(3,410)	(144,065)	(134,354)	9,303
		(19,328)	(1,382,386)	(1,329,254)	44,779
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(9,045)	(279,258)	(215,090)	42,545
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(805)	(302,860)	(243,891)	58,085
Celsius Holdings, Inc.	Morgan Stanley	(6,736)	(578,150)	(439,591)	136,850
Flowers Foods, Inc.	Morgan Stanley	(11,988)	(315,139)	(315,524)	(3,279)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(7,259)	(196,575)	(214,358)	(25,001)
Freshpet, Inc.	Morgan Stanley	(10,973)	(1,189,402)	(569,389)	616,472
Ingredion, Inc.	Morgan Stanley	(6,221)	(571,845)	(548,443)	11,577
J & J Snack Foods Corp.	Morgan Stanley	(2,017)	(302,372)	(281,694)	15,822
J M Smucker Co. (The)	Morgan Stanley	(897)	(124,480)	(114,825)	9,080
John B Sanfilippo & Son, Inc.	Morgan Stanley	(513)	(37,437)	(37,187)	162
Lamb Weston Holdings, Inc.	Morgan Stanley	(1,819)	(152,409)	(129,986)	20,246

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
Lancaster Colony Corp.	Morgan Stanley	(4,635)	$(714,446)	$(596,895)	$111,352
McCormick & Co, Inc., Non Voting Shares	Morgan Stanley	(1,266)	(106,920)	(105,395)	1,229
MGP Ingredients, Inc.	Morgan Stanley	(2,207)	(132,425)	(220,899)	(92,940)
Mission Produce, Inc.	Morgan Stanley	(1,930)	(28,848)	(27,503)	1,270
Monster Beverage Corp.	Morgan Stanley	(8,890)	(791,687)	(824,103)	(36,438)
National Beverage Corp.	Morgan Stanley	(3,066)	(138,786)	(150,050)	(11,655)
Primo Water Corp. (Canada)	Morgan Stanley	(4,694)	(68,020)	(62,806)	4,523
Simply Good Foods Co. (The)	Morgan Stanley	(5,654)	(221,066)	(213,552)	6,876
Universal Corp.	Morgan Stanley	(2,752)	(157,370)	(166,496)	(10,878)
Utz Brands, Inc.	Morgan Stanley	(17,230)	(357,155)	(238,119)	114,530
		(110,597)	(6,766,650)	(5,715,796)	970,428
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(22,420)	(571,120)	(175,773)	393,997
AdaptHealth Corp.	Morgan Stanley	(20,791)	(475,793)	(375,070)	99,318
Agiliti, Inc.	Morgan Stanley	(441)	(8,820)	(9,045)	(227)
Alphatec Holdings, Inc.	Morgan Stanley	(27,058)	(333,028)	(176,959)	155,095
American Well Corp., Class A	Morgan Stanley	(7,984)	(118,520)	(34,491)	83,698
Artivion, Inc.	Morgan Stanley	(256)	(4,883)	(4,833)	59
Baxter International, Inc.	Morgan Stanley	(4,102)	(350,795)	(263,471)	86,838
Boston Scientific Corp.	Morgan Stanley	(16,895)	(666,921)	(629,677)	35,269
Brookdale Senior Living, Inc.	Morgan Stanley	(15,285)	(99,831)	(69,394)	30,162
Cardinal Health, Inc.	Morgan Stanley	(4,036)	(213,634)	(210,962)	386
Certara, Inc.	Morgan Stanley	(3,548)	(95,655)	(76,140)	19,253
Change Healthcare, Inc.	Morgan Stanley	(13,791)	(303,820)	(318,020)	(16,372)
CONMED Corp.	Morgan Stanley	(1,820)	(202,158)	(174,283)	26,968
CorVel Corp.	Morgan Stanley	(6)	(890)	(884)	27
Covetrus, Inc.	Morgan Stanley	(7,415)	(256,795)	(153,861)	103,596
Cutera, Inc.	Morgan Stanley	(344)	(13,923)	(12,900)	1,006
Doximity, Inc., Class A	Morgan Stanley	(3,061)	(118,523)	(106,584)	11,608
Embecta Corp.	Morgan Stanley	(2,109)	(58,524)	(53,400)	4,973
Encompass Health Corp.	Morgan Stanley	(4,123)	(273,695)	(231,094)	41,243
GoodRx Holdings, Inc., Class A	Morgan Stanley	(12,365)	(335,157)	(73,201)	260,976
Guardant Health, Inc.	Morgan Stanley	(9,963)	(1,053,358)	(401,907)	648,317
Haemonetics Corp.	Morgan Stanley	(1,792)	(206,861)	(116,803)	89,463
Health Catalyst, Inc.	Morgan Stanley	(12,255)	(507,139)	(177,575)	328,068
HealthEquity, Inc.	Morgan Stanley	(9,990)	(570,769)	(613,286)	(44,204)
Heska Corp.	Morgan Stanley	(604)	(56,974)	(57,084)	(257)
Humana, Inc.	Morgan Stanley	(449)	(204,467)	(210,163)	(6,564)
ICU Medical, Inc.	Morgan Stanley	(2,005)	(339,866)	(329,602)	9,269
Inari Medical, Inc.	Morgan Stanley	(7,336)	(531,581)	(498,775)	31,237
Insulet Corp.	Morgan Stanley	(1,636)	(492,128)	(356,550)	134,127
Integer Holdings Corp.	Morgan Stanley	(4,564)	(359,234)	(322,492)	35,689
LeMaitre Vascular, Inc.	Morgan Stanley	(91)	(4,167)	(4,145)	53
LHC Group, Inc.	Morgan Stanley	(3,465)	(551,322)	(539,639)	9,899
LifeStance Health Group, Inc.	Morgan Stanley	(10,617)	(90,363)	(59,031)	31,085
Mesa Laboratories, Inc.	Morgan Stanley	(759)	(192,254)	(154,790)	36,441
ModivCare, Inc.	Morgan Stanley	(429)	(65,316)	(36,251)	28,894
Multiplan Corp.	Morgan Stanley	(7,130)	(40,917)	(39,144)	1,675
National Research Corp.	Morgan Stanley	(66)	(2,492)	(2,526)	(30)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Nevro Corp.	Morgan Stanley	(5,291)	$(370,100)	$(231,905)	$137,110
Novocure Ltd. (Jersey)	Morgan Stanley	(4,086)	(442,709)	(283,977)	157,429
NuVasive, Inc.	Morgan Stanley	(2,745)	(157,516)	(134,944)	22,993
Oak Street Health, Inc.	Morgan Stanley	(19,605)	(1,009,370)	(322,306)	684,062
Omnicell, Inc.	Morgan Stanley	(2,781)	(321,342)	(316,339)	4,064
OrthoPediatrics Corp.	Morgan Stanley	(1,440)	(75,226)	(62,136)	12,889
Outset Medical, Inc.	Morgan Stanley	(6,319)	(259,365)	(93,900)	164,711
Owens & Minor, Inc.	Morgan Stanley	(3,155)	(104,939)	(99,225)	5,423
Pediatrix Medical Group, Inc.	Morgan Stanley	(2,747)	(56,422)	(57,714)	(1,437)
Penumbra, Inc.	Morgan Stanley	(820)	(227,307)	(102,106)	124,543
Phreesia, Inc.	Morgan Stanley	(12,858)	(449,660)	(321,579)	125,640
Progyny, Inc.	Morgan Stanley	(11,420)	(626,865)	(331,751)	293,259
RadNet, Inc.	Morgan Stanley	(9,595)	(185,299)	(165,802)	18,967
Schrodinger, Inc.	Morgan Stanley	(14,537)	(828,105)	(383,922)	441,725
Select Medical Holdings Corp.	Morgan Stanley	(423)	(10,085)	(9,991)	787
Signify Health, Inc., Class A	Morgan Stanley	(7,540)	(99,811)	(104,052)	(4,516)
Silk Road Medical, Inc.	Morgan Stanley	(8,134)	(401,551)	(295,996)	104,375
STERIS PLC (Ireland)	Morgan Stanley	(1,425)	(305,886)	(293,764)	10,824
Surgery Partners, Inc.	Morgan Stanley	(9,265)	(471,695)	(267,944)	202,361
Tandem Diabetes Care, Inc.	Morgan Stanley	(2,161)	(152,576)	(127,910)	24,233
Teladoc Health, Inc.	Morgan Stanley	(7,083)	(384,465)	(235,226)	148,110
Treace Medical Concepts, Inc.	Morgan Stanley	(502)	(7,822)	(7,199)	624
U.S. Physical Therapy, Inc.	Morgan Stanley	(2,735)	(328,082)	(298,662)	23,137
		(377,668)	(17,047,891)	(11,618,155)	5,372,348
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(6,714)	(279,547)	(268,627)	10,106
Clorox Co. (The)	Morgan Stanley	(2,466)	(450,871)	(347,657)	93,323
Edgewell Personal Care Co.	Morgan Stanley	(7,100)	(262,369)	(245,092)	15,550
Energizer Holdings, Inc.	Morgan Stanley	(18,659)	(652,935)	(528,983)	110,790
Inter Parfums, Inc.	Morgan Stanley	(1,861)	(149,893)	(135,965)	13,410
Olaplex Holdings, Inc.	Morgan Stanley	(4,703)	(127,273)	(66,265)	60,650
Reynolds Consumer Products, Inc.	Morgan Stanley	(5,749)	(170,839)	(156,775)	10,122
WD-40 Co.	Morgan Stanley	(375)	(86,409)	(75,510)	10,301
		(47,627)	(2,180,136)	(1,824,874)	324,252
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(25,023)	(1,446,639)	(1,145,052)	284,925
Air Products and Chemicals, Inc.	Morgan Stanley	(2,361)	(567,039)	(567,773)	(6,235)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(104,615)	(832,898)	(734,397)	93,409
Allegheny Technologies, Inc.	Morgan Stanley	(6,697)	(172,539)	(152,089)	19,958
AptarGroup, Inc.	Morgan Stanley	(1,063)	(140,600)	(109,712)	29,521
Arconic Corp.	Morgan Stanley	(11,310)	(298,534)	(317,245)	(19,582)
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(14,452)	(475,444)	(319,534)	154,509
Berry Global Group, Inc.	Morgan Stanley	(9,906)	(612,960)	(541,264)	69,883
Cabot Corp.	Morgan Stanley	(1,677)	(117,718)	(106,976)	9,891
Centerra Gold, Inc. (Canada)	Morgan Stanley	(64)	(449)	(432)	40
Coeur Mining, Inc.	Morgan Stanley	(243,360)	(1,315,241)	(739,814)	571,507
Commercial Metals Co.	Morgan Stanley	(10,939)	(422,939)	(362,081)	58,450
Compass Minerals International, Inc.	Morgan Stanley	(831)	(52,641)	(29,409)	23,238

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Crown Holdings, Inc.	Morgan Stanley	(3,320)	$(358,382)	$(306,004)	$50,818
Ecovyst, Inc.	Morgan Stanley	(1,077)	(10,830)	(10,608)	214
Element Solutions, Inc.	Morgan Stanley	(17,570)	(414,432)	(312,746)	97,443
Equinox Gold Corp. (Canada)	Morgan Stanley	(70,134)	(649,492)	(311,395)	336,174
ERO Copper Corp. (Canada)	Morgan Stanley	(189)	(1,966)	(1,593)	391
FMC Corp.	Morgan Stanley	(2,125)	(261,422)	(227,396)	32,186
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(89,354)	(307,059)	(253,765)	52,397
GCP Applied Technologies, Inc.	Morgan Stanley	(9,987)	(315,943)	(312,393)	2,627
Graphic Packaging Holding Co.	Morgan Stanley	(24,641)	(509,811)	(505,140)	(1,651)
Hawkins, Inc.	Morgan Stanley	(139)	(4,973)	(5,008)	(25)
HB Fuller Co.	Morgan Stanley	(8,744)	(600,191)	(526,476)	70,179
IAMGOLD Corp. (Canada)	Morgan Stanley	(241,717)	(682,228)	(389,164)	291,042
International Flavors & Fragrances, Inc.	Morgan Stanley	(586)	(87,351)	(69,804)	17,963
Kaiser Aluminum Corp.	Morgan Stanley	(1,022)	(103,457)	(80,830)	20,929
Kinross Gold Corp. (Canada)	Morgan Stanley	(302,422)	(1,311,365)	(1,082,671)	219,199
Lithium Americas Corp. (Canada)	Morgan Stanley	(19,373)	(423,555)	(389,978)	32,331
MAG Silver Corp. (Canada)	Morgan Stanley	(72)	(883)	(904)	1
Mativ, Inc.	Morgan Stanley	(5,203)	(159,987)	(130,699)	24,521
NewMarket Corp.	Morgan Stanley	(1,197)	(403,589)	(360,249)	36,267
Novagold Resources, Inc. (Canada)	Morgan Stanley	(1,841)	(20,880)	(8,855)	12,744
Piedmont Lithium, Inc.	Morgan Stanley	(124)	(4,722)	(4,515)	218
Quaker Chemical Corp.	Morgan Stanley	(2,191)	(467,248)	(327,598)	136,296
Ranpak Holdings Corp.	Morgan Stanley	(10,424)	(190,960)	(72,968)	117,444
RPM International, Inc.	Morgan Stanley	(4,900)	(438,703)	(385,728)	47,302
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(2,797)	(142,179)	(91,853)	49,399
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(12,226)	(1,633,914)	(965,732)	648,530
Silgan Holdings, Inc.	Morgan Stanley	(1,515)	(65,994)	(62,645)	2,960
Sonoco Products Co.	Morgan Stanley	(11,894)	(705,393)	(678,434)	19,635
Stepan Co.	Morgan Stanley	(2,064)	(248,383)	(209,186)	35,997
TriMas Corp.	Morgan Stanley	(54)	(1,475)	(1,495)	(1)
Trinseo PLC (Ireland)	Morgan Stanley	(5,760)	(317,242)	(221,530)	92,138
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(116)	(1,947)	(1,949)	4
Valvoline, Inc.	Morgan Stanley	(11,151)	(359,493)	(321,483)	36,310
Vulcan Materials Co.	Morgan Stanley	(2,584)	(510,112)	(367,186)	143,535
Worthington Industries, Inc.	Morgan Stanley	(7,898)	(413,331)	(348,302)	60,479
		(1,308,709)	(18,584,533)	(14,472,060)	3,975,510
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(1,056)	(4,355)	(4,013)	354
Altice U.S.A., Inc., Class A	Morgan Stanley	(21,298)	(225,969)	(197,006)	28,309
AMC Networks, Inc., Class A	Morgan Stanley	(2,354)	(81,417)	(68,548)	12,649
Angi, Inc.	Morgan Stanley	(73,650)	(860,049)	(337,317)	520,177
Cable One, Inc.	Morgan Stanley	(494)	(969,258)	(636,924)	326,326
Cardlytics, Inc.	Morgan Stanley	(1,093)	(82,628)	(24,385)	58,020
Cargurus, Inc.	Morgan Stanley	(31,661)	(1,095,890)	(680,395)	412,234
DISH Network Corp., Class A	Morgan Stanley	(34,129)	(746,097)	(611,933)	131,952
EW Scripps Co. (The), Class A	Morgan Stanley	(5,002)	(83,344)	(62,375)	19,954
Gray Television, Inc.	Morgan Stanley	(16,774)	(358,140)	(283,313)	73,360
IAC/InterActiveCorp.	Morgan Stanley	(8,878)	(930,396)	(674,462)	253,169
iHeartMedia, Inc., Class A	Morgan Stanley	(137)	(1,084)	(1,106)	(1)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(17,060)	$(237,781)	$(150,640)	$86,452
Madison Square Garden Entertainment Corp.	Morgan Stanley	(2,859)	(249,508)	(150,441)	98,344
Magnite, Inc.	Morgan Stanley	(32,881)	(646,135)	(291,983)	352,239
Paramount Global, Class B	Morgan Stanley	(10,254)	(339,788)	(253,069)	90,415
ROBLOX Corp., Class A	Morgan Stanley	(10,625)	(465,296)	(349,137)	114,788
Roku, Inc.	Morgan Stanley	(7,944)	(873,347)	(652,520)	220,154
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(4,753)	(186,501)	(96,961)	79,942
Snap, Inc., Class A	Morgan Stanley	(37,703)	(967,986)	(495,040)	470,068
Warner Music Group Corp., Class A	Morgan Stanley	(4,706)	(209,530)	(114,638)	92,741
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(1,256)	(77,707)	(78,487)	(1,156)
ZoomInfo Technologies, Inc.	Morgan Stanley	(2,283)	(126,591)	(75,887)	50,349
		(328,850)	(9,818,797)	(6,290,580)	3,490,839
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(15,293)	(1,223,682)	(692,008)	528,030
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	(13,804)	(139,803)	(147,013)	(7,604)
Adaptive Biotechnologies Corp.	Morgan Stanley	(24,589)	(654,635)	(198,925)	453,771
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(1,367)	(88,855)	(61,816)	26,797
Arvinas, Inc.	Morgan Stanley	(6,131)	(507,011)	(258,054)	247,462
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(18,259)	(220,900)	(183,503)	38,556
Avid Bioservices, Inc.	Morgan Stanley	(4,720)	(137,861)	(72,027)	65,445
Axsome Therapeutics, Inc.	Morgan Stanley	(3,564)	(210,662)	(136,501)	72,804
Bridgebio Pharma, Inc.	Morgan Stanley	(4,803)	(152,380)	(43,611)	108,336
CareDx, Inc.	Morgan Stanley	(4,816)	(180,735)	(103,448)	76,769
Catalent, Inc.	Morgan Stanley	(4,965)	(626,382)	(532,695)	91,834
ChemoCentryx, Inc.	Morgan Stanley	(2,486)	(67,954)	(61,603)	7,175
Elanco Animal Health, Inc.	Morgan Stanley	(14,474)	(348,501)	(284,125)	63,356
Emergent BioSolutions, Inc.	Morgan Stanley	(8,299)	(314,498)	(257,601)	55,979
Harmony Biosciences Holdings, Inc.	Morgan Stanley	(842)	(42,980)	(41,064)	1,812
IVERIC bio, Inc.	Morgan Stanley	(840)	(8,682)	(8,081)	599
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(6,259)	(938,049)	(976,467)	(42,121)
Keros Therapeutics, Inc.	Morgan Stanley	(7)	(320)	(193)	150
MannKind Corp.	Morgan Stanley	(1,270)	(5,538)	(4,839)	756
Medpace Holdings, Inc.	Morgan Stanley	(656)	(114,542)	(98,184)	16,040
NanoString Technologies, Inc.	Morgan Stanley	(13,629)	(542,297)	(173,088)	367,638
Nektar Therapeutics	Morgan Stanley	(11,283)	(141,516)	(42,875)	98,241
NeoGenomics, Inc.	Morgan Stanley	(40,080)	(877,614)	(326,652)	548,355
Neurocrine Biosciences, Inc.	Morgan Stanley	(9,699)	(840,678)	(945,459)	(107,404)
Novavax, Inc.	Morgan Stanley	(1,439)	(247,672)	(74,008)	172,946
Pacific Biosciences of California, Inc.	Morgan Stanley	(23,069)	(145,688)	(101,965)	43,311
Pacira BioSciences, Inc.	Morgan Stanley	(4,012)	(274,742)	(233,900)	40,043
Perrigo Co. PLC (Ireland)	Morgan Stanley	(10,405)	(506,547)	(422,131)	73,812
Phibro Animal Health Corp., Class A	Morgan Stanley	(171)	(3,181)	(3,271)	(75)
Quanterix Corp.	Morgan Stanley	(2,467)	(67,440)	(39,941)	27,321
Revance Therapeutics, Inc.	Morgan Stanley	(4,732)	(75,385)	(65,396)	9,787
Sana Biotechnology, Inc.	Morgan Stanley	(1,219)	(18,429)	(7,838)	10,560
Sotera Health Co.	Morgan Stanley	(6,763)	(152,457)	(132,487)	19,537
SpringWorks Therapeutics, Inc.	Morgan Stanley	(3,332)	(180,832)	(82,034)	98,351
Supernus Pharmaceuticals, Inc.	Morgan Stanley	(5,001)	(141,481)	(144,629)	(3,548)
Syndax Pharmaceuticals, Inc.	Morgan Stanley	(49)	(928)	(943)	(6)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Syneos Health, Inc.	Morgan Stanley	(649)	$(46,817)	$(46,520)	$181
Twist Bioscience Corp.	Morgan Stanley	(1,452)	(130,966)	(50,762)	79,836
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(3,367)	(168,068)	(200,875)	(34,886)
Vaxcyte, Inc.	Morgan Stanley	(81)	(1,661)	(1,763)	(111)
		(280,343)	(10,548,369)	(7,258,295)	3,249,835
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(4,923)	(154,331)	(46,818)	107,075
Abercrombie & Fitch Co., Class A	Morgan Stanley	(5,875)	(159,604)	(99,405)	59,745
Academy Sports & Outdoors, Inc.	Morgan Stanley	(1,129)	(40,950)	(40,125)	727
Advance Auto Parts, Inc.	Morgan Stanley	(4,213)	(784,939)	(729,228)	48,172
American Eagle Outfitters, Inc.	Morgan Stanley	(19,124)	(283,750)	(213,806)	68,629
Boot Barn Holdings, Inc.	Morgan Stanley	(6,425)	(523,828)	(442,747)	79,535
Burlington Stores, Inc.	Morgan Stanley	(2,621)	(543,027)	(357,059)	184,768
CarMax, Inc.	Morgan Stanley	(16,129)	(2,205,295)	(1,459,352)	739,356
Carvana Co.	Morgan Stanley	(5,373)	(756,553)	(121,322)	632,987
Chewy, Inc., Class A	Morgan Stanley	(25,626)	(1,375,867)	(889,735)	494,617
ContextLogic, Inc., Class A	Morgan Stanley	(39,584)	(80,821)	(63,334)	17,461
DoorDash, Inc., Class A	Morgan Stanley	(3,310)	(231,231)	(212,403)	18,159
Five Below, Inc.	Morgan Stanley	(3,350)	(647,959)	(379,990)	266,050
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(12,617)	(1,289,604)	(794,366)	491,395
Foot Locker, Inc.	Morgan Stanley	(23,756)	(784,380)	(599,839)	182,515
Franchise Group, Inc.	Morgan Stanley	(4,030)	(160,374)	(141,332)	12,720
Funko, Inc., Class A	Morgan Stanley	(1,924)	(39,915)	(42,944)	(3,124)
Gap, Inc. (The)	Morgan Stanley	(20,442)	(206,261)	(168,442)	37,225
Kohl's Corp.	Morgan Stanley	(35,642)	(1,445,435)	(1,272,063)	157,985
Leslie's, Inc.	Morgan Stanley	(8,926)	(262,908)	(135,497)	131,067
Lithia Motors, Inc.	Morgan Stanley	(304)	(86,526)	(83,542)	2,811
National Vision Holdings, Inc.	Morgan Stanley	(8,993)	(373,498)	(247,307)	125,095
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(5,052)	(252,441)	(296,805)	(45,097)
Petco Health & Wellness Co., Inc.	Morgan Stanley	(56,473)	(1,058,160)	(832,412)	222,599
Pool Corp.	Morgan Stanley	(799)	(349,960)	(280,633)	67,235
Poshmark, Inc., Class A	Morgan Stanley	(7,143)	(179,224)	(72,216)	107,282
Qurate Retail, Inc.	Morgan Stanley	(148,341)	(952,997)	(425,739)	524,425
Sally Beauty Holdings, Inc.	Morgan Stanley	(8,241)	(142,760)	(98,233)	44,123
Sleep Number Corp.	Morgan Stanley	(4,548)	(221,642)	(140,761)	80,242
Stitch Fix, Inc., Class A	Morgan Stanley	(16,140)	(177,976)	(79,732)	97,736
Tractor Supply Co.	Morgan Stanley	(4,996)	(1,092,169)	(968,475)	116,237
Urban Outfitters, Inc.	Morgan Stanley	(10,984)	(384,520)	(204,961)	178,430
Wayfair, Inc., Class A	Morgan Stanley	(4,736)	(424,645)	(206,300)	217,096
		(521,769)	(17,673,550)	(12,146,923)	5,465,278
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(25,698)	(641,419)	(432,497)	207,023
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(3,891)	(358,761)	(254,705)	105,936
Cirrus Logic, Inc.	Morgan Stanley	(9,176)	(803,526)	(665,627)	138,043
Enphase Energy, Inc.	Morgan Stanley	(1,432)	(279,525)	(279,584)	(872)
First Solar, Inc.	Morgan Stanley	(17,592)	(1,264,255)	(1,198,543)	61,947
FormFactor, Inc.	Morgan Stanley	(4,668)	(192,143)	(180,792)	10,806
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(1,314)	(37,001)	(34,138)	2,776

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Impinj, Inc.	Morgan Stanley	(4,797)	$(254,602)	$(281,440)	$(27,577)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(16,817)	(462,124)	(275,294)	185,469
Ultra Clean Holdings, Inc.	Morgan Stanley	(5,743)	(179,997)	(170,969)	8,513
Wolfspeed, Inc.	Morgan Stanley	(16,183)	(1,199,777)	(1,026,811)	169,393
		(107,311)	(5,673,130)	(4,800,400)	861,457
Software & Services
8x8, Inc.	Morgan Stanley	(5,846)	(142,840)	(30,107)	112,329
ACI Worldwide, Inc.	Morgan Stanley	(253)	(6,484)	(6,550)	(749)
Alarm.com Holdings, Inc.	Morgan Stanley	(4,994)	(307,735)	(308,929)	(2,092)
Alkami Technology, Inc.	Morgan Stanley	(96)	(1,284)	(1,333)	(29)
Alteryx, Inc., Class A	Morgan Stanley	(2,655)	(325,265)	(128,555)	195,759
Amdocs Ltd. (Guernsey)	Morgan Stanley	(1,657)	(132,138)	(138,045)	(7,724)
Appfolio, Inc., Class A	Morgan Stanley	(3,485)	(444,969)	(315,880)	127,779
AppLovin Corp., Class A	Morgan Stanley	(1,690)	(95,217)	(58,204)	36,753
Asana, Inc., Class A	Morgan Stanley	(8,371)	(570,301)	(147,162)	421,453
Aspen Technology, Inc.	Morgan Stanley	(975)	(177,170)	(179,088)	(2,448)
Atlassian Corp. PLC, Class A (United Kingdom)	Morgan Stanley	(653)	(149,574)	(122,372)	26,777
Avalara, Inc.	Morgan Stanley	(5,295)	(788,180)	(373,827)	412,015
BigCommerce Holdings, Inc.	Morgan Stanley	(8,654)	(186,270)	(140,195)	46,031
Bill.com Holdings, Inc.	Morgan Stanley	(5,267)	(592,664)	(579,054)	11,857
Blackbaud, Inc.	Morgan Stanley	(7,017)	(419,503)	(407,477)	10,792
Blackline, Inc.	Morgan Stanley	(1,211)	(92,928)	(80,653)	12,021
Broadridge Financial Solutions, Inc.	Morgan Stanley	(584)	(83,504)	(83,249)	44
Ceridian HCM Holding, Inc.	Morgan Stanley	(348)	(35,278)	(16,384)	27,040
Clearwater Analytics Holdings, Inc., Class A	Morgan Stanley	(3,108)	(61,026)	(37,420)	23,447
Cloudflare, Inc., Class A	Morgan Stanley	(877)	(39,251)	(38,369)	788
CommVault Systems, Inc.	Morgan Stanley	(448)	(28,561)	(28,179)	320
Concentrix Corp.	Morgan Stanley	(503)	(78,837)	(68,227)	10,528
Confluent, Inc., Class A	Morgan Stanley	(26,863)	(965,261)	(624,296)	338,096
Coupa Software, Inc.	Morgan Stanley	(8,303)	(1,353,326)	(474,101)	875,191
CSG Systems International, Inc.	Morgan Stanley	(50)	(2,979)	(2,984)	167
Digital Turbine, Inc.	Morgan Stanley	(2,968)	(223,978)	(51,851)	171,480
Docebo, Inc. (Canada)	Morgan Stanley	(7)	(198)	(199)	23
DocuSign, Inc.	Morgan Stanley	(1,524)	(92,004)	(87,447)	4,306
Dolby Laboratories, Inc., Class A	Morgan Stanley	(4,220)	(329,096)	(301,983)	25,222
Domo, Inc., Class B	Morgan Stanley	(3,469)	(165,071)	(96,438)	68,162
DoubleVerify Holdings, Inc.	Morgan Stanley	(8,690)	(193,661)	(197,002)	(3,898)
Duck Creek Technologies, Inc.	Morgan Stanley	(3,969)	(104,880)	(58,940)	45,650
Dynatrace, Inc.	Morgan Stanley	(1,213)	(92,854)	(47,841)	44,759
Envestnet, Inc.	Morgan Stanley	(11,605)	(834,521)	(612,396)	219,648
Everbridge, Inc.	Morgan Stanley	(9,724)	(591,307)	(271,202)	318,356
EverCommerce, Inc.	Morgan Stanley	(355)	(3,219)	(3,209)	24
Evo Payments, Inc., Class A	Morgan Stanley	(492)	(14,285)	(11,572)	2,695
Fastly, Inc., Class A	Morgan Stanley	(18,571)	(677,495)	(215,609)	459,879
Flywire Corp.	Morgan Stanley	(220)	(3,890)	(3,879)	24
Grid Dynamics Holdings, Inc.	Morgan Stanley	(2,731)	(42,506)	(45,935)	(3,739)
Guidewire Software, Inc.	Morgan Stanley	(3,560)	(417,190)	(252,724)	163,239
Intapp, Inc.	Morgan Stanley	(461)	(8,736)	(6,749)	1,985
Jamf Holding Corp.	Morgan Stanley	(14,848)	(490,149)	(367,785)	120,919

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
JFrog Ltd. (Israel)	Morgan Stanley	(8,692)	$(287,704)	$(183,140)	$103,726
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(15,420)	(781,325)	(343,866)	435,141
LivePerson, Inc.	Morgan Stanley	(21,998)	(549,892)	(311,052)	237,216
LiveRamp Holdings, Inc.	Morgan Stanley	(9,769)	(418,094)	(252,138)	166,916
Maximus, Inc.	Morgan Stanley	(1,466)	(95,376)	(91,640)	3,479
Model N, Inc.	Morgan Stanley	(3,870)	(129,487)	(98,995)	30,251
Monday.com Ltd. (Israel)	Morgan Stanley	(1,663)	(236,955)	(171,555)	64,714
nCino, Inc.	Morgan Stanley	(7,205)	(395,457)	(222,779)	171,517
New Relic, Inc.	Morgan Stanley	(2,351)	(155,106)	(117,668)	36,998
Okta, Inc.	Morgan Stanley	(6,816)	(1,120,659)	(616,166)	501,158
Olo, Inc., Class A	Morgan Stanley	(8,463)	(95,441)	(83,530)	11,649
Palo Alto Networks, Inc.	Morgan Stanley	(375)	(192,673)	(185,227)	6,892
Paya Holdings, Inc.	Morgan Stanley	(272)	(1,744)	(1,787)	(24)
Paymentus Holdings, Inc., Class A	Morgan Stanley	(4,008)	(72,455)	(53,587)	18,675
Paysafe Ltd. (Bermuda)	Morgan Stanley	(22,196)	(154,507)	(43,282)	110,785
Perficient, Inc.	Morgan Stanley	(1,535)	(211,501)	(140,744)	70,438
Ping Identity Holding Corp.	Morgan Stanley	(4,012)	(140,643)	(72,778)	67,468
Procore Technologies, Inc.	Morgan Stanley	(1,605)	(87,612)	(72,851)	14,523
PROS Holdings, Inc.	Morgan Stanley	(2,020)	(104,625)	(52,985)	53,299
Q2 Holdings, Inc.	Morgan Stanley	(2,190)	(279,106)	(84,468)	193,825
Qualtrics International, Inc., Class A	Morgan Stanley	(23,243)	(421,292)	(290,770)	129,283
Rackspace Technology, Inc.	Morgan Stanley	(14,925)	(362,776)	(107,012)	254,701
Rapid7, Inc.	Morgan Stanley	(817)	(56,102)	(54,576)	1,383
RingCentral, Inc., Class A	Morgan Stanley	(10,486)	(1,364,167)	(547,998)	812,103
Shift4 Payments, Inc., Class A	Morgan Stanley	(1,101)	(101,913)	(36,399)	65,233
Shopify, Inc., Class A (Canada)	Morgan Stanley	(8,203)	(306,718)	(256,262)	49,561
Smartsheet, Inc., Class A	Morgan Stanley	(10,863)	(572,908)	(341,424)	229,790
SolarWinds Corp.	Morgan Stanley	(8,496)	(172,584)	(87,084)	72,876
Sprinklr, Inc., Class A	Morgan Stanley	(779)	(8,207)	(7,876)	331
Sumo Logic, Inc.	Morgan Stanley	(12,541)	(207,473)	(93,932)	113,263
Switch, Inc., Class A	Morgan Stanley	(1,447)	(41,769)	(48,475)	(7,944)
TaskUS, Inc., Class A	Morgan Stanley	(4,364)	(94,297)	(73,577)	20,461
TTEC Holdings, Inc.	Morgan Stanley	(311)	(20,702)	(21,114)	(449)
Twilio, Inc., Class A	Morgan Stanley	(5,320)	(1,591,440)	(445,869)	1,140,824
Tyler Technologies, Inc.	Morgan Stanley	(462)	(224,370)	(153,606)	70,116
Unity Software, Inc.	Morgan Stanley	(642)	(23,805)	(23,638)	120
Vertex, Inc., Class A	Morgan Stanley	(327)	(3,630)	(3,705)	(62)
VMware, Inc., Class A	Morgan Stanley	(2,215)	(285,203)	(252,466)	32,374
Vonage Holdings Corp.	Morgan Stanley	(26,831)	(521,432)	(505,496)	14,397
WEX, Inc.	Morgan Stanley	(3,450)	(698,911)	(536,682)	165,680
Zeta Global Holdings Corp., Class A	Morgan Stanley	(5,827)	(41,110)	(26,338)	14,673
Zoom Video Communications, Inc., Class A	Morgan Stanley	(3,187)	(365,881)	(344,100)	20,882
		(459,593)	(24,362,637)	(14,482,038)	9,813,121
Technology Hardware & Equipment
ADTRAN, Inc.	Morgan Stanley	(5,109)	(75,972)	(89,561)	(16,705)
Advanced Energy Industries, Inc.	Morgan Stanley	(3,435)	(311,391)	(250,686)	59,050
Avnet, Inc.	Morgan Stanley	(4,627)	(202,486)	(198,406)	(2,917)
Benchmark Electronics, Inc.	Morgan Stanley	(1,639)	(39,617)	(36,976)	2,289
Calix, Inc.	Morgan Stanley	(4,371)	(279,575)	(149,226)	129,535

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Celestica, Inc. (Canada)	Morgan Stanley	(7,129)	$(65,481)	$(69,294)	$(3,985)
Cognex Corp.	Morgan Stanley	(993)	(77,852)	(42,222)	35,393
CommScope Holding Co., Inc.	Morgan Stanley	(55,383)	(722,018)	(338,944)	380,934
Corsair Gaming, Inc.	Morgan Stanley	(15,306)	(308,729)	(200,968)	106,860
Fabrinet (Cayman Islands)	Morgan Stanley	(725)	(68,664)	(58,798)	9,685
Insight Enterprises, Inc.	Morgan Stanley	(3,054)	(299,649)	(263,499)	35,276
Littelfuse, Inc.	Morgan Stanley	(938)	(242,673)	(238,290)	2,748
Methode Electronics, Inc.	Morgan Stanley	(2,188)	(95,386)	(81,044)	14,033
National Instruments Corp.	Morgan Stanley	(16,042)	(640,818)	(500,992)	128,390
Novanta, Inc. (Canada)	Morgan Stanley	(438)	(71,532)	(53,116)	18,226
OSI Systems, Inc.	Morgan Stanley	(2,839)	(243,965)	(242,564)	693
PAR Technology Corp.	Morgan Stanley	(1,730)	(66,551)	(64,858)	1,502
PC Connection, Inc.	Morgan Stanley	(45)	(1,994)	(1,982)	30
Plantronics, Inc.	Morgan Stanley	(12,737)	(476,931)	(505,404)	(29,879)
Plexus Corp.	Morgan Stanley	(4,241)	(358,502)	(332,918)	24,533
Rogers Corp.	Morgan Stanley	(3,471)	(928,794)	(909,714)	16,319
Stratasys Ltd. (Israel)	Morgan Stanley	(2,916)	(67,025)	(54,646)	12,202
Super Micro Computer, Inc.	Morgan Stanley	(4,937)	(199,548)	(199,208)	(233)
TD SYNNEX Corp.	Morgan Stanley	(8,020)	(816,835)	(730,622)	83,508
Teledyne Technologies, Inc.	Morgan Stanley	(1,987)	(838,290)	(745,344)	90,457
Ubiquiti, Inc.	Morgan Stanley	(1,690)	(487,098)	(419,475)	65,250
Viasat, Inc.	Morgan Stanley	(17,594)	(807,717)	(538,904)	266,416
Viavi Solutions, Inc.	Morgan Stanley	(8,235)	(118,582)	(108,949)	9,302
Vontier Corp.	Morgan Stanley	(6,449)	(166,647)	(148,263)	18,061
		(198,268)	(9,080,322)	(7,574,873)	1,456,973
Telecommunication Services
Anterix, Inc.	Morgan Stanley	(69)	(2,836)	(2,834)	18
Cogent Communications Holdings, Inc.	Morgan Stanley	(140)	(8,498)	(8,506)	(10)
Frontier Communications Parent, Inc.	Morgan Stanley	(11,568)	(292,810)	(272,311)	19,645
Globalstar, Inc.	Morgan Stanley	(270,010)	(418,124)	(332,112)	84,783
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(4,973)	(70,199)	(75,888)	(5,988)
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(1,437)	(77,031)	(68,832)	6,773
Shenandoah Telecommunications Co.	Morgan Stanley	(4,407)	(155,847)	(97,835)	17,793
United States Cellular Corp.	Morgan Stanley	(1,922)	(67,211)	(55,661)	11,391
		(294,526)	(1,092,556)	(913,979)	134,405
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(5,415)	(128,774)	(155,573)	(27,640)
Allegiant Travel Co.	Morgan Stanley	(447)	(51,924)	(50,551)	1,242
CH Robinson Worldwide, Inc.	Morgan Stanley	(2,903)	(315,552)	(294,277)	17,012
JB Hunt Transport Services, Inc.	Morgan Stanley	(4,301)	(792,002)	(677,278)	110,235
Lyft, Inc., Class A	Morgan Stanley	(42,553)	(774,787)	(565,104)	207,384
SkyWest, Inc.	Morgan Stanley	(8,768)	(278,503)	(186,320)	91,372
Sun Country Airlines Holdings, Inc.	Morgan Stanley	(5,289)	(114,380)	(97,000)	17,061
TFI International, Inc. (Canada)	Morgan Stanley	(2,387)	(251,310)	(191,628)	56,855
Uber Technologies, Inc.	Morgan Stanley	(3,342)	(77,750)	(68,377)	9,164
Werner Enterprises, Inc.	Morgan Stanley	(10,909)	(512,984)	(420,433)	88,641
		(86,314)	(3,297,966)	(2,706,541)	571,326

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(27,923)	$(440,917)	$(375,006)	$43,486
ALLETE, Inc.	Morgan Stanley	(2,448)	(198,367)	(143,893)	38,720
Alliant Energy Corp.	Morgan Stanley	(6,577)	(385,690)	(385,478)	(920)
Ameren Corp.	Morgan Stanley	(733)	(63,266)	(66,234)	(6,047)
Avangrid, Inc.	Morgan Stanley	(9,944)	(488,142)	(458,617)	7,652
Avista Corp.	Morgan Stanley	(5,760)	(246,713)	(250,618)	(9,900)
Black Hills Corp.	Morgan Stanley	(4,678)	(367,983)	(340,418)	(1,873)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(1,760)	(62,365)	(62,674)	(471)
California Water Service Group	Morgan Stanley	(1,066)	(55,240)	(59,216)	(5,410)
Clearway Energy, Inc., Class A	Morgan Stanley	(3,751)	(98,496)	(119,919)	(27,888)
CMS Energy Corp.	Morgan Stanley	(14,085)	(969,956)	(950,737)	15,528
Dominion Energy, Inc.	Morgan Stanley	(4,280)	(372,769)	(341,587)	29,284
Duke Energy Corp.	Morgan Stanley	(7,339)	(813,345)	(786,814)	22,733
Essential Utilities, Inc.	Morgan Stanley	(6,211)	(287,047)	(284,774)	751
Evergy, Inc.	Morgan Stanley	(11,360)	(761,953)	(741,240)	9,554
Eversource Energy	Morgan Stanley	(3,562)	(322,419)	(300,882)	11,647
IDACORP, Inc.	Morgan Stanley	(1,557)	(166,928)	(164,917)	1,535
Kenon Holdings Ltd. (Singapore)	Morgan Stanley	(1)	(40)	(40)	(283)
New Jersey Resources Corp.	Morgan Stanley	(2,590)	(103,343)	(115,333)	(14,727)
NextEra Energy, Inc.	Morgan Stanley	(14,510)	(1,076,022)	(1,123,945)	(59,660)
Northwest Natural Holding Co.	Morgan Stanley	(3,597)	(189,788)	(191,001)	(10,373)
NorthWestern Corp.	Morgan Stanley	(3,527)	(241,466)	(207,846)	18,087
OGE Energy Corp.	Morgan Stanley	(10,431)	(407,613)	(402,219)	1,138
ONE Gas, Inc.	Morgan Stanley	(4,190)	(332,130)	(340,186)	(12,719)
Ormat Technologies, Inc.	Morgan Stanley	(1,268)	(115,201)	(99,348)	14,857
Pinnacle West Capital Corp.	Morgan Stanley	(9,044)	(734,317)	(661,297)	42,204
PNM Resources, Inc.	Morgan Stanley	(2,785)	(135,491)	(133,067)	(1,484)
Portland General Electric Co.	Morgan Stanley	(11,842)	(580,323)	(572,324)	(5,988)
SJW Group	Morgan Stanley	(1,861)	(123,764)	(116,145)	3,844
South Jersey Industries, Inc.	Morgan Stanley	(5,268)	(143,333)	(179,850)	(46,175)
Southwest Gas Holdings, Inc.	Morgan Stanley	(5,405)	(448,126)	(470,667)	(50,161)
Spire, Inc.	Morgan Stanley	(3,778)	(275,470)	(280,970)	(17,350)
Unitil Corp.	Morgan Stanley	(715)	(39,610)	(41,985)	(2,512)
Xcel Energy, Inc.	Morgan Stanley	(1,308)	(91,675)	(92,554)	(3,602)
		(195,154)	(11,139,308)	(10,861,801)	(16,523)

Total Reference Entity — Short			(213,046,251)	(160,714,100)	50,848,311
Net Value of Reference Entity			$(38,029,903)	$8,895,790	$47,431,553

*	Includes $505,860 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $47,431,553, which are considered Level 2 as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 91.4%
Automobiles & Components — 0.7%
Ford Motor Co.(a)	15,956	$ 177,590
General Motors Co.(a)*	5,042	160,134
Thor Industries, Inc.(a)	1,668	124,650
Visteon Corp.(a)*	304	31,488
		493,862
Capital Goods — 8.9%
3M Co.	507	65,611
A.O. Smith Corp.(a)	713	38,987
AAR Corp.*	930	38,911
AECOM(a)	2,270	148,049
Aerojet Rocketdyne Holdings, Inc.*	752	30,531
AerSale Corp.*	10	145
Albany International Corp., Class A	169	13,316
AMETEK, Inc.	246	27,033
Apogee Enterprises, Inc.	323	12,668
Atkore, Inc.(a)*	3,149	261,398
BlueLinx Holdings, Inc.*	170	11,358
Boise Cascade Co.(a)	2,799	166,513
Builders FirstSource, Inc.(a)*	6,392	343,250
Carlisle Cos., Inc.(a)	602	143,643
Carrier Global Corp.(a)	4,702	167,673
Caterpillar, Inc.	932	166,604
Crane Holdings Co.(a)	183	16,023
Cummins, Inc.(a)	452	87,476
Deere & Co.(a)	239	71,573
Encore Wire Corp.(a)	2,249	233,716
EnPro Industries, Inc.	2	164
Fortive Corp.(a)	3,716	202,076
General Dynamics Corp.(a)	1,698	375,682
General Electric Co.(a)	2,141	136,317
Hayward Holdings, Inc.*	1,030	14,822
Hubbell, Inc.(a)	1,139	203,403
Ingersoll Rand, Inc.(a)	8,684	365,423
ITT, Inc.(a)	523	35,167
Kaman Corp.	8	250
Lockheed Martin Corp.(a)	317	136,297
Mueller Industries, Inc.(a)	2,337	124,539
Nordson Corp.(a)	558	112,962
NOW, Inc.*	897	8,773
Otis Worldwide Corp.(a)	3,145	222,257
Owens Corning(a)	1,989	147,803
Parker-Hannifin Corp.(a)	1,388	341,517
Parsons Corp.*	645	26,071
Quanta Services, Inc.	350	43,869
Resideo Technologies, Inc.*	718	13,944
Rush Enterprises, Inc., Class A	521	25,112
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Simpson Manufacturing Co., Inc.	615	$ 61,875
Snap-on, Inc.(a)	236	46,499
Spirit AeroSystems Holdings, Inc., Class A(a)	1,306	38,266
Textron, Inc.(a)	4,622	282,266
TransDigm Group, Inc.*	188	100,894
Trex Co., Inc.(a)*	7,815	425,292
UFP Industries, Inc.	404	27,529
Veritiv Corp.*	319	34,627
Watts Water Technologies, Inc., Class A(a)	206	25,305
Westinghouse Air Brake Technologies Corp.(a)	1,247	102,354
WW Grainger, Inc.(a)	321	145,872
Zurn Water Solutions Corp.(a)	3,542	96,484
		5,968,189
Commercial & Professional Services — 2.8%
Brink's Co. (The)	494	29,991
Cintas Corp.(a)	273	101,974
Copart, Inc.(a)*	1,849	200,912
CoreCivic, Inc.*	128	1,422
Equifax, Inc.	198	36,190
Jacobs Engineering Group, Inc.(a)	158	20,087
KBR, Inc.	614	29,712
Kforce, Inc.	315	19,322
Korn Ferry(a)	1,710	99,214
ManpowerGroup, Inc.	221	16,887
Matthews International Corp., Class A	30	860
Nielsen Holdings PLC (United Kingdom)	4,486	104,165
Republic Services, Inc.(a)	960	125,635
Ritchie Bros Auctioneers, Inc. (Canada)	836	54,390
Robert Half International, Inc.(a)	1,085	81,256
Tetra Tech, Inc.(a)	1,555	212,335
Thomson Reuters Corp. (Canada)	425	44,289
TransUnion	1,273	101,827
TriNet Group, Inc.(a)*	1,373	106,572
Verisk Analytics, Inc.(a)	674	116,663
Waste Management, Inc.(a)	2,466	377,249
		1,880,952
Consumer Durables & Apparel — 2.2%
Cavco Industries, Inc.*	155	30,378
DR Horton, Inc.(a)	1,111	73,537

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
GoPro, Inc., Class A*	8,843	$ 48,902
Hasbro, Inc.	254	20,797
Levi Strauss & Co., Class A	302	4,929
Mattel, Inc.*	63	1,407
Mohawk Industries, Inc.(a)*	245	30,402
Movado Group, Inc.	235	7,268
Newell Brands, Inc.	1,131	21,534
NIKE, Inc., Class B(a)	1,950	199,290
NVR, Inc.*	4	16,016
Ralph Lauren Corp.(a)	561	50,294
Skyline Champion Corp.(a)*	3,301	156,533
Smith & Wesson Brands, Inc.(a)	2,014	26,444
Sonos, Inc.(a)*	7,573	136,617
Steven Madden Ltd.	2,980	95,986
Sturm Ruger & Co., Inc.(a)	618	39,336
Tapestry, Inc.	3,515	107,278
Under Armour, Inc., Class C*	11,383	86,283
VF Corp.	2,475	109,321
Vista Outdoor, Inc.(a)*	4,730	131,967
Whirlpool Corp.(a)	426	65,975
		1,460,494
Consumer Services — 3.2%
2U, Inc.*	298	3,120
Adtalem Global Education, Inc.*	574	20,647
Airbnb, Inc., Class A(a)*	2,183	194,462
Bloomin' Brands, Inc.(a)	5,623	93,454
Boyd Gaming Corp.(a)	751	37,362
Bright Horizons Family Solutions, Inc.*	372	31,441
Brinker International, Inc.*	692	15,245
Carnival Corp. (Panama)*	798	6,903
Cheesecake Factory, Inc. (The)(a)	2,994	79,101
Chipotle Mexican Grill, Inc.(a)*	64	83,665
Choice Hotels International, Inc.	127	14,177
Cracker Barrel Old Country Store, Inc.(a)	710	59,278
Dave & Buster's Entertainment, Inc.(a)*	6,823	223,658
Dine Brands Global, Inc.(a)	577	37,551
European Wax Center, Inc., Class A	678	11,946
Expedia Group, Inc.*	47	4,457
Golden Entertainment, Inc.*	2	79
Graham Holdings Co., Class B	19	10,770
Grand Canyon Education, Inc.*	161	15,165
Hyatt Hotels Corp., Class A*	302	22,321
Marriott International, Inc., Class A	298	40,531
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.(a)	551	$ 136,031
MGM Resorts International(a)	9,090	263,155
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	595	6,616
Penn National Gaming, Inc.*	1,819	55,334
Service Corp. International(a)	390	26,957
Six Flags Entertainment Corp.*	2,434	52,818
Starbucks Corp.(a)	2,875	219,621
Strategic Education, Inc.	227	16,022
Stride, Inc.*	776	31,653
Vail Resorts, Inc.(a)	1,019	222,193
Vivint Smart Home, Inc.*	596	2,074
Wyndham Hotels & Resorts, Inc.(a)	1,489	97,857
		2,135,664
Diversified Financials — 2.1%
Affiliated Managers Group, Inc.	439	51,187
Berkshire Hathaway, Inc., Class B(a)*	682	186,200
BlackRock, Inc.(a)	236	143,733
Cboe Global Markets, Inc.	126	14,262
CME Group, Inc.(a)	622	127,323
Coinbase Global, Inc., Class A*	1,699	79,887
Franklin Resources, Inc.(a)	7,065	164,685
Intercontinental Exchange, Inc.(a)	1,514	142,376
Invesco Ltd. (Bermuda)	2,366	38,164
Moody's Corp.	243	66,089
Nasdaq, Inc.(a)	609	92,897
Open Lending Corp., Class A*	2,238	22,895
SEI Investments Co.	486	26,254
T Rowe Price Group, Inc.(a)	2,308	262,212
		1,418,164
Energy — 5.7%
Antero Resources Corp.*	2	61
APA Corp.(a)	1,642	57,306
Arch Resources, Inc.(a)	769	110,036
Baker Hughes Co.(a)	3,540	102,200
Borr Drilling Ltd. (Bermuda)*	1,622	7,477
Cameco Corp. (Canada)	1,605	33,737
Canadian Natural Resources Ltd. (Canada)	771	41,387
Cenovus Energy, Inc. (Canada)	4,606	87,560
Centennial Resource Development, Inc., Class A(a)*	4,881	29,188
Cheniere Energy, Inc.	2,054	273,244
Chevron Corp.(a)	1,714	248,153
Chord Energy Corp.(a)	824	100,240

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Comstock Resources, Inc.*	2,574	$ 31,094
ConocoPhillips	280	25,147
Continental Resources, Inc.	27	1,764
Coterra Energy, Inc.	1	26
CVR Energy, Inc.(a)	2,935	98,323
Denbury, Inc.(a)*	1,168	70,068
Devon Energy Corp.(a)	2,023	111,488
Diamondback Energy, Inc.(a)	1,003	121,513
Dril-Quip, Inc.*	1,076	27,761
DT Midstream, Inc.	201	9,853
Enbridge, Inc. (Canada)	511	21,595
EOG Resources, Inc.(a)	776	85,701
EQT Corp.	491	16,890
Exxon Mobil Corp.(a)	1,843	157,835
FLEX LNG Ltd. (Bermuda)	600	16,434
Halliburton Co.(a)	2,163	67,832
Helmerich & Payne, Inc.	1,597	68,767
Imperial Oil Ltd. (Canada)	905	42,635
Marathon Oil Corp.(a)	4,447	99,969
Marathon Petroleum Corp.(a)	2,630	216,212
Murphy Oil Corp.(a)	899	27,141
Occidental Petroleum Corp.(a)	2,621	154,324
Oceaneering International, Inc.*	2,648	28,281
ONEOK, Inc.(a)	2,325	129,037
Ovintiv, Inc.	11	486
PDC Energy, Inc.(a)	983	60,563
Pembina Pipeline Corp. (Canada)	2,492	88,092
Phillips 66(a)	1,144	93,797
Pioneer Natural Resources Co.(a)	804	179,356
ProPetro Holding Corp.*	817	8,170
SM Energy Co.	410	14,018
Suncor Energy, Inc. (Canada)	1,359	47,660
Talos Energy, Inc.*	1,480	22,896
US Silica Holdings, Inc.*	2,863	32,695
Valaris Ltd. (Bermuda)*	2,824	119,286
Valero Energy Corp.(a)	1,583	168,241
Vermilion Energy, Inc. (Canada)	5,435	103,591
Weatherford International PLC (Ireland)*	78	1,651
Whiting Petroleum Corp.	339	23,062
Williams Cos., Inc. (The)	2,990	93,318
		3,777,161
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	668	17,849
Costco Wholesale Corp.(a)	483	231,492
Ingles Markets, Inc., Class A	187	16,222
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Kroger Co. (The)	1,679	$ 79,467
PriceSmart, Inc.	40	2,865
SpartanNash Co.	331	9,986
Sprouts Farmers Market, Inc.*	519	13,141
Sysco Corp.	1,057	89,539
Walgreens Boots Alliance, Inc.	1,192	45,177
Walmart, Inc.(a)	1,335	162,310
Weis Markets, Inc.	78	5,814
		673,862
Food, Beverage & Tobacco — 3.8%
Altria Group, Inc.(a)	5,847	244,229
Archer-Daniels-Midland Co.(a)	3,812	295,811
Brown-Forman Corp., Class B(a)	1,058	74,229
Bunge Ltd. (Bermuda)	1,402	127,147
Calavo Growers, Inc.	21	876
Coca-Cola Co. (The)(a)	3,498	220,059
Coca-Cola Consolidated, Inc.	95	53,570
Constellation Brands, Inc., Class A	80	18,645
Darling Ingredients, Inc.*	216	12,917
General Mills, Inc.(a)	1,755	132,415
Hain Celestial Group, Inc. (The)*	947	22,482
Hershey Co. (The)	127	27,325
Hormel Foods Corp.(a)	1,211	57,353
Kellogg Co.(a)	496	35,385
Keurig Dr Pepper, Inc.	784	27,746
Kraft Heinz Co. (The)(a)	2,812	107,250
Molson Coors Beverage Co., Class B	493	26,873
PepsiCo, Inc.(a)	1,013	168,827
Philip Morris International, Inc.(a)	924	91,236
Pilgrim's Pride Corp.(a)*	4,406	137,599
Post Holdings, Inc.(a)*	1,633	134,478
Sanderson Farms, Inc.(a)	1,039	223,936
TreeHouse Foods, Inc.*	798	33,372
Tyson Foods, Inc., Class A(a)	2,081	179,091
Vector Group Ltd.(a)	4,662	48,951
		2,501,802
Health Care Equipment & Services — 7.4%
Abbott Laboratories(a)	3,101	336,924
ABIOMED, Inc.(a)*	570	141,081
Acadia Healthcare Co., Inc.(a)*	1,125	76,084
Align Technology, Inc.(a)*	246	58,221
Allscripts Healthcare Solutions, Inc.*	6,901	102,342
Amedisys, Inc.(a)*	730	76,738
AmerisourceBergen Corp.	225	31,833

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AMN Healthcare Services, Inc.(a)*	561	$ 61,547
Apollo Medical Holdings, Inc.(a)*	1,183	45,652
Avanos Medical, Inc.*	1,178	32,206
Cerus Corp.*	1,100	5,819
Chemed Corp.	170	79,796
Cigna Corp.	138	36,366
Cooper Cos., Inc. (The)(a)	742	232,335
CVS Health Corp.(a)	1,177	109,061
DaVita, Inc.(a)*	1,812	144,887
DENTSPLY SIRONA, Inc.	451	16,114
Dexcom, Inc.*	709	52,842
Edwards Lifesciences Corp.(a)*	612	58,195
Elevance Health, Inc.(a)	419	202,201
Envista Holdings Corp.(a)*	2,205	84,981
Evolent Health, Inc., Class A*	371	11,393
Fulgent Genetics, Inc.(a)*	3,032	165,335
Globus Medical, Inc., Class A*	591	33,179
HCA Healthcare, Inc.	258	43,359
Henry Schein, Inc.*	771	59,167
Hologic, Inc.(a)*	3,286	227,720
IDEXX Laboratories, Inc.(a)*	354	124,158
Integra LifeSciences Holdings Corp.(a)*	285	15,399
Lantheus Holdings, Inc.(a)*	4,854	320,510
LivaNova PLC (United Kingdom)*	1,368	85,459
McKesson Corp.(a)	541	176,480
MEDNAX, Inc.(a)*	820	17,228
Medtronic PLC (Ireland)	2,658	238,555
Molina Healthcare, Inc.(a)*	969	270,942
Natus Medical, Inc.*	22	721
NextGen Healthcare, Inc.(a)*	1,817	31,688
Option Care Health, Inc.*	996	27,679
Quest Diagnostics, Inc.(a)	582	77,394
QuidelOrtho Corp.*	750	72,885
Stryker Corp.(a)	1,123	223,398
Teleflex, Inc.(a)	615	151,198
Tenet Healthcare Corp.*	1,378	72,428
TransMedics Group, Inc.*	93	2,925
UnitedHealth Group, Inc.(a)	358	183,880
Universal Health Services, Inc., Class B	657	66,166
Varex Imaging Corp.*	605	12,941
Zimmer Biomet Holdings, Inc.(a)	2,275	239,011
		4,936,423
Household & Personal Products — 0.5%
Church & Dwight Co., Inc.(a)	847	78,483
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Coty, Inc., Class A(a)*	3,982	$ 31,896
Kimberly-Clark Corp.(a)	110	14,866
Procter & Gamble Co. (The)(a)	1,572	226,038
		351,283
Materials — 7.8%
Alcoa Corp.(a)	1,410	64,268
Alpha Metallurgical Resources, Inc.(a)	1,184	152,890
Ashland Global Holdings, Inc.(a)	2,733	281,636
Avient Corp.(a)	1,651	66,172
Balchem Corp.	179	23,223
Ball Corp.	511	35,141
Barrick Gold Corp. (Canada)	17,613	311,574
Celanese Corp.	843	99,145
CF Industries Holdings, Inc.(a)	3,506	300,569
Cleveland-Cliffs, Inc.*	1,346	20,688
Corteva, Inc.(a)	1,397	75,634
Diversey Holdings Ltd. (Cayman Islands)*	90	594
Dow, Inc.(a)	3,320	171,345
DuPont de Nemours, Inc.(a)	978	54,357
Eagle Materials, Inc.(a)	845	92,899
Eastman Chemical Co.	184	16,518
Ecolab, Inc.	513	78,879
Franco-Nevada Corp. (Canada)	509	66,974
Freeport-McMoRan, Inc.(a)	2,423	70,897
Ginkgo Bioworks Holdings, Inc.*	22,025	52,419
Hecla Mining Co.	17,052	66,844
Hudbay Minerals, Inc. (Canada)	1,099	4,484
Huntsman Corp.	875	24,806
International Paper Co.(a)	2,732	114,280
Intrepid Potash, Inc.(a)*	2,252	101,993
Linde PLC (Ireland)	980	281,779
Louisiana-Pacific Corp.	848	44,444
LSB Industries, Inc.*	32	443
LyondellBasell Industries NV, Class A (Netherlands)	1,430	125,068
Martin Marietta Materials, Inc.	94	28,129
Methanex Corp. (Canada)	1,539	58,836
Mosaic Co. (The)	1,686	79,630
Myers Industries, Inc.	53	1,205
New Gold, Inc. (Canada)*	29,847	31,936
Newmont Corp.	1,050	62,653
Nucor Corp.(a)	1,495	156,093
Nutrien Ltd. (Canada)	2,653	211,418
O-I Glass, Inc.(a)*	1,207	16,898

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Olin Corp.(a)	3,085	$ 142,774
Packaging Corp. of America	126	17,325
Pan American Silver Corp. (Canada)	1,841	36,212
Reliance Steel & Aluminum Co.(a)	785	133,340
Royal Gold, Inc.(a)	1,988	212,279
Ryerson Holding Corp.	162	3,449
Sealed Air Corp.(a)	1,827	105,454
Sensient Technologies Corp.(a)	260	20,946
Southern Copper Corp.	589	29,338
SSR Mining, Inc. (Canada)	9,911	165,514
Steel Dynamics, Inc.	1,252	82,820
Summit Materials, Inc., Class A*	1,309	30,487
Sylvamo Corp.	646	21,111
Teck Resources Ltd., Class B (Canada)	7,708	235,634
TimkenSteel Corp.*	10	184
United States Steel Corp.	5,414	96,965
Valhi, Inc.	1	45
Warrior Met Coal, Inc.(a)	2,317	70,923
Westlake Corp.	248	24,309
Westrock Co.(a)	5,240	208,762
Yamana Gold, Inc. (Canada)	26,892	125,048
		5,209,680
Media & Entertainment — 5.0%
Activision Blizzard, Inc.(a)	1,236	96,235
Alphabet, Inc., Class A(a)*	192	418,418
Bumble, Inc., Class A(a)*	2,741	77,159
Charter Communications, Inc., Class A(a)*	297	139,154
Cinemark Holdings, Inc.*	1,439	21,614
Comcast Corp., Class A(a)	2,692	105,634
Electronic Arts, Inc.	820	99,753
Fox Corp., Class A	1,462	47,018
Interpublic Group of Cos., Inc. (The)(a)	2,312	63,649
Madison Square Garden Sports Corp.*	54	8,154
Match Group, Inc.(a)*	1,969	137,220
Meta Platforms, Inc., Class A(a)*	5,874	947,183
Netflix, Inc.(a)*	858	150,039
New York Times Co. (The), Class A	604	16,852
News Corp., Class A(a)	4,014	62,538
Nexstar Media Group, Inc., Class A	275	44,792
Pinterest, Inc., Class A(a)*	15,700	285,112
PubMatic, Inc., Class A(a)*	2,306	36,642
TEGNA, Inc.	1,726	36,194
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TripAdvisor, Inc.*	1,814	$ 32,289
Twitter, Inc.(a)*	3,298	123,312
Walt Disney Co. (The)(a)*	1,465	138,296
Warner Bros Discovery, Inc.(a)*	9,797	131,476
Yelp, Inc.*	1,133	31,463
Ziff Davis, Inc.(a)*	821	61,189
ZipRecruiter, Inc., Class A*	137	2,030
		3,313,415
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
AbbVie, Inc.	129	19,758
Amicus Therapeutics, Inc.*	841	9,032
Amphastar Pharmaceuticals, Inc.*	1,616	56,221
BELLUS Health, Inc. (Canada)*	251	2,319
Biogen, Inc.*	90	18,355
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	368	53,621
Bio-Rad Laboratories, Inc., Class A(a)*	124	61,380
Bio-Techne Corp.(a)	174	60,315
Blueprint Medicines Corp.*	593	29,952
Bristol-Myers Squibb Co.(a)	2,363	181,951
Charles River Laboratories International, Inc.(a)*	371	79,383
Corcept Therapeutics, Inc.*	1,400	33,292
Cronos Group, Inc. (Canada)*	2,963	8,356
Danaher Corp.(a)	201	50,958
Exelixis, Inc.(a)*	4,571	95,168
FibroGen, Inc.*	422	4,456
Gilead Sciences, Inc.	731	45,183
Horizon Therapeutics PLC (Ireland)*	458	36,530
Illumina, Inc.*	520	95,867
Innoviva, Inc.*	1,041	15,365
Intra-Cellular Therapies, Inc.*	98	5,594
Ionis Pharmaceuticals, Inc.(a)*	2,845	105,322
Johnson & Johnson(a)	901	159,937
Maravai LifeSciences Holdings, Inc., Class A(a)*	7,030	199,722
Merck & Co., Inc.(a)	2,500	227,925
Mettler-Toledo International, Inc.(a)*	137	157,381
Moderna, Inc.(a)*	1,974	281,986
Organon & Co.	1,102	37,192
PerkinElmer, Inc.(a)	829	117,900
Pfizer, Inc.(a)	5,156	270,329
Prestige Consumer Healthcare, Inc.*	270	15,876
QIAGEN NV (Netherlands)*	2,255	106,436
Regeneron Pharmaceuticals, Inc.(a)*	406	239,999

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Repligen Corp.*	312	$ 50,669
Sarepta Therapeutics, Inc.*	261	19,565
SIGA Technologies, Inc.	32	371
Viatris, Inc.(a)	11,620	121,661
Vir Biotechnology, Inc.*	2,915	74,245
Waters Corp.(a)*	118	39,056
Xenon Pharmaceuticals, Inc. (Canada)*	15	456
Zoetis, Inc.(a)	376	64,631
		3,253,715
Retailing — 6.6%
Amazon.com, Inc.(a)*	3,933	417,724
Asbury Automotive Group, Inc.*	15	2,540
AutoNation, Inc.(a)*	705	78,791
AutoZone, Inc.(a)*	90	193,421
Bath & Body Works, Inc.(a)	7,841	211,080
Best Buy Co., Inc.	101	6,584
Buckle, Inc. (The)	2,573	71,246
Designer Brands, Inc., Class A	895	11,689
Dick's Sporting Goods, Inc.(a)	533	40,172
Dillard's, Inc., Class A	349	76,979
eBay, Inc.(a)	4,166	173,597
Etsy, Inc.(a)*	1,362	99,712
Genesco, Inc.*	311	15,522
Group 1 Automotive, Inc.	510	86,598
Guess?, Inc.	767	13,077
Home Depot, Inc. (The)(a)	347	95,172
LKQ Corp.(a)	1,249	61,313
Lowe's Cos., Inc.(a)	1,736	303,227
Macy's, Inc.	3,798	69,579
MarineMax, Inc.*	2,346	84,737
Murphy USA, Inc.(a)	1,233	287,129
Nordstrom, Inc.(a)	11,559	244,242
ODP Corp. (The)*	1,094	33,083
O'Reilly Automotive, Inc.(a)*	144	90,973
Overstock.com, Inc.(a)*	8,182	204,632
Penske Automotive Group, Inc.(a)	563	58,940
Ross Stores, Inc.	1,333	93,617
Shutterstock, Inc.	1,406	80,578
Signet Jewelers Ltd. (Bermuda)	3,245	173,478
Sonic Automotive, Inc., Class A(a)	598	21,905
Target Corp.(a)	1,401	197,863
TJX Cos., Inc. (The)(a)	8,602	480,422
Ulta Beauty, Inc.(a)*	656	252,875
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Victoria's Secret & Co.(a)*	1,324	$ 37,032
Williams-Sonoma, Inc.	474	52,590
		4,422,119
Semiconductors & Semiconductor Equipment — 5.8%
Allegro MicroSystems, Inc.*	1,182	24,456
Alpha & Omega Semiconductor Ltd. (Bermuda)*	2,515	83,850
Analog Devices, Inc.	230	33,601
Applied Materials, Inc.(a)	1,476	134,286
Axcelis Technologies, Inc.(a)*	3,072	168,468
Broadcom, Inc.(a)	596	289,543
Diodes, Inc.*	922	59,534
Intel Corp.	1,899	71,042
KLA Corp.(a)	158	50,415
Lam Research Corp.(a)	271	115,487
Lattice Semiconductor Corp.(a)*	2,097	101,704
MaxLinear, Inc.*	891	30,276
Microchip Technology, Inc.(a)	3,653	212,166
Micron Technology, Inc.(a)	6,921	382,593
Monolithic Power Systems, Inc.	33	12,673
NVIDIA Corp.(a)	1,227	186,001
NXP Semiconductors NV (Netherlands)	1,174	173,787
ON Semiconductor Corp.(a)*	4,365	219,603
Onto Innovation, Inc.*	1,180	82,293
Photronics, Inc.*	2,344	45,661
Power Integrations, Inc.(a)	1,372	102,914
Qorvo, Inc.*	597	56,309
QUALCOMM, Inc.(a)	2,642	337,489
Rambus, Inc.(a)*	6,132	131,777
Semtech Corp.(a)*	1,783	98,011
Silicon Laboratories, Inc.(a)*	1,405	197,009
Skyworks Solutions, Inc.	770	71,333
Synaptics, Inc.(a)*	1,879	221,816
Teradyne, Inc.(a)	2,130	190,741
Texas Instruments, Inc.	80	12,292
Universal Display Corp.	33	3,338
		3,900,468
Software & Services — 12.2%
Accenture PLC, Class A (Ireland)	1,055	292,921
Adobe, Inc.(a)*	1,471	538,474
Affirm Holdings, Inc.(a)*	8,106	146,394
Autodesk, Inc.(a)*	3,228	555,087
Automatic Data Processing, Inc.(a)	768	161,311
BlackBerry Ltd. (Canada)*	3,703	19,959

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Box, Inc., Class A(a)*	1,012	$ 25,442
Cadence Design Systems, Inc.(a)*	136	20,404
CGI, Inc. (Canada)*	240	19,118
Couchbase, Inc.*	61	1,002
Descartes Systems Group, Inc. (The) (Canada)*	439	27,244
Dropbox, Inc., Class A*	3,093	64,922
DXC Technology Co.(a)*	3,777	114,481
Elastic NV (Netherlands)*	411	27,812
Euronet Worldwide, Inc.*	155	15,591
Fair Isaac Corp.(a)*	226	90,603
Fiserv, Inc.*	868	77,226
FleetCor Technologies, Inc.*	186	39,080
Fortinet, Inc.(a)*	2,575	145,694
Gartner, Inc.(a)*	396	95,765
Gitlab, Inc., Class A*	1,162	61,749
Globant S.A. (Luxembourg)*	193	33,582
GoDaddy, Inc., Class A(a)*	756	52,587
InterDigital, Inc.	711	43,229
International Business Machines Corp.(a)	340	48,005
International Money Express, Inc.*	163	3,337
Intuit, Inc.(a)	1,236	476,404
Mandiant, Inc.*	558	12,176
Manhattan Associates, Inc.(a)*	704	80,678
Mastercard, Inc., Class A(a)	1,038	327,468
Microsoft Corp.(a)	1,360	349,289
Model N, Inc.*	38	972
MongoDB, Inc.*	271	70,325
NortonLifeLock, Inc.(a)	6,394	140,412
Open Text Corp. (Canada)	498	18,844
Oracle Corp.(a)	6,115	427,255
Paychex, Inc.(a)	2,854	324,985
Paycom Software, Inc.(a)*	1,054	295,246
PayPal Holdings, Inc.(a)*	10,227	714,254
Pegasystems, Inc.	424	20,284
Progress Software Corp.	365	16,535
PTC, Inc.(a)*	1,301	138,348
Roper Technologies, Inc.(a)	1,018	401,754
Salesforce, Inc.(a)*	1,585	261,588
ServiceNow, Inc.(a)*	676	321,452
SPS Commerce, Inc.*	187	21,140
SS&C Technologies Holdings, Inc.(a)	708	41,114
Synopsys, Inc.(a)*	1,218	369,907
Teradata Corp.(a)*	2,114	78,239
Trade Desk, Inc. (The), Class A(a)*	5,378	225,284
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
UiPath, Inc., Class A*	1,980	$ 36,016
Verint Systems, Inc.(a)*	446	18,888
VeriSign, Inc.(a)*	628	105,083
Verra Mobility Corp.*	1,952	30,666
Visa, Inc., Class A	213	41,938
Western Union Co. (The)(a)	3,550	58,469
Xperi Holding Corp.	207	2,987
		8,149,019
Technology Hardware & Equipment — 4.8%
Amphenol Corp., Class A(a)	3,243	208,784
Apple, Inc.(a)	3,186	435,590
Arista Networks, Inc.(a)*	701	65,712
Badger Meter, Inc.	165	13,347
CDW Corp.(a)	924	145,585
Cisco Systems, Inc.(a)	5,609	239,168
Corning, Inc.(a)	6,366	200,593
CTS Corp.	6	204
ePlus, Inc.*	132	7,012
Extreme Networks, Inc.*	5,357	47,784
F5, Inc.*	222	33,975
Hewlett Packard Enterprise Co.(a)	3,872	51,343
HP, Inc.(a)	4,008	131,382
IonQ, Inc.*	5,110	22,382
IPG Photonics Corp.*	691	65,044
Itron, Inc.*	453	22,392
Jabil, Inc.(a)	2,035	104,212
Juniper Networks, Inc.(a)	5,422	154,527
Keysight Technologies, Inc.(a)*	771	106,282
Knowles Corp.*	928	16,082
Lumentum Holdings, Inc.(a)*	440	34,945
NetApp, Inc.(a)	1,023	66,741
NetScout Systems, Inc.*	607	20,547
Pure Storage, Inc., Class A(a)*	6,180	158,888
Seagate Technology Holdings PLC (Ireland)	1,660	118,590
TE Connectivity Ltd. (Switzerland)	620	70,153
Trimble, Inc.(a)*	2,804	163,277
Vishay Intertechnology, Inc.(a)	2,121	37,796
Western Digital Corp.(a)*	5,734	257,055
Zebra Technologies Corp., Class A(a)*	739	217,229
		3,216,621
Telecommunication Services — 0.8%
AT&T, Inc.(a)	4,891	102,515
BCE, Inc. (Canada)	1,796	88,327

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
EchoStar Corp., Class A*	1,259	$ 24,299
Gogo, Inc.*	1,244	20,140
Iridium Communications, Inc.*	889	33,391
Lumen Technologies, Inc.(a)	3,585	39,112
T-Mobile US, Inc.(a)*	898	120,817
Verizon Communications, Inc.	2,038	103,429
		532,030
Transportation — 2.4%
ArcBest Corp.(a)	447	31,455
Atlas Air Worldwide Holdings, Inc.*	908	56,033
Canadian National Railway Co. (Canada)	188	21,144
CSX Corp.(a)	3,934	114,322
Expeditors International of Washington, Inc.(a)	1,585	154,474
Forward Air Corp.	183	16,829
Genco Shipping & Trading Ltd. (Marshall Islands)	27	522
GXO Logistics, Inc.*	2,595	112,286
Heartland Express, Inc.	7	98
Hub Group, Inc., Class A*	365	25,893
Knight-Swift Transportation Holdings, Inc.	1,389	64,297
Landstar System, Inc.	95	13,815
Marten Transport Ltd.	36	606
Matson, Inc.(a)	1,159	84,468
Norfolk Southern Corp.	208	47,276
Old Dominion Freight Line, Inc.(a)	664	170,170
Saia, Inc.(a)*	769	144,572
Schneider National, Inc., Class B	20	448
Southwest Airlines Co.(a)*	3,898	140,796
Union Pacific Corp.(a)	566	120,716
United Parcel Service, Inc., Class B(a)	382	69,730
XPO Logistics, Inc.(a)*	4,369	210,411
		1,600,361
Utilities — 2.8%
AES Corp. (The)	2,354	49,458
American Water Works Co., Inc.	311	46,267
Atmos Energy Corp.	276	30,940
CenterPoint Energy, Inc.	1,845	54,575
Consolidated Edison, Inc.(a)	368	34,997
Constellation Energy Corp.(a)	1,368	78,332
DTE Energy Co.(a)	484	61,347
Exelon Corp.(a)	13,863	628,271
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
FirstEnergy Corp.(a)	1,435	$ 55,090
Montauk Renewables, Inc.*	60	603
NRG Energy, Inc.(a)	10,941	417,618
Otter Tail Corp.	314	21,079
PPL Corp.(a)	3,304	89,637
Public Service Enterprise Group, Inc.(a)	3,085	195,219
Southern Co. (The)	369	26,313
TransAlta Corp. (Canada)	46	524
WEC Energy Group, Inc.(a)	730	73,467
		1,863,737
TOTAL COMMON STOCKS (Cost $64,756,471)		61,059,021
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.6%		5,766,268
NET ASSETS - 100.0%		$66,825,289

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2025 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (66.2)% of net assets as of June 30, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Ford Motor Co.	Morgan Stanley	3,922	$50,363	$43,652	$(6,502)
General Motors Co.	Morgan Stanley	1,895	83,426	60,185	(22,895)
Thor Industries, Inc.	Morgan Stanley	452	35,934	33,778	(2,001)
Visteon Corp.	Morgan Stanley	83	8,142	8,597	505
		6,352	177,865	146,212	(30,893)
Capital Goods
3M Co.	Morgan Stanley	138	20,182	17,859	(2,106)
A O Smith Corp.	Morgan Stanley	918	51,445	50,196	395
AAR Corp.	Morgan Stanley	243	10,787	10,167	(575)
AECOM	Morgan Stanley	533	37,680	34,762	(2,903)
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	198	7,333	8,039	786
AerSale Corp.	Morgan Stanley	7	99	102	3
Albany International Corp., Class A	Morgan Stanley	103	6,186	8,115	2,126
AMETEK, Inc.	Morgan Stanley	69	7,612	7,582	43
Apogee Enterprises, Inc.	Morgan Stanley	302	8,117	11,844	4,092
Atkore, Inc.	Morgan Stanley	602	54,368	49,972	(4,171)
BlueLinx Holdings, Inc.	Morgan Stanley	49	4,041	3,274	(773)
Boise Cascade Co.	Morgan Stanley	481	32,156	28,615	(1,982)
Builders FirstSource, Inc.	Morgan Stanley	1,750	116,454	93,975	(21,996)
Carlisle Cos., Inc.	Morgan Stanley	148	36,886	35,314	(1,382)
Carrier Global Corp.	Morgan Stanley	1,246	49,082	44,432	(4,187)
Caterpillar, Inc.	Morgan Stanley	255	47,093	45,584	(1,314)
Crane Holdings Co.	Morgan Stanley	22	1,975	1,926	(78)
Cummins, Inc.	Morgan Stanley	129	25,745	24,965	(430)
Deere & Co.	Morgan Stanley	70	23,278	20,963	(1,941)
Encore Wire Corp.	Morgan Stanley	613	74,307	63,703	(10,273)
Fortive Corp.	Morgan Stanley	1,020	56,450	55,468	(735)
General Dynamics Corp.	Morgan Stanley	427	93,414	94,474	2,328
General Electric Co.	Morgan Stanley	590	46,660	37,565	(8,841)
Hayward Holdings, Inc.	Morgan Stanley	339	4,852	4,878	46
Hubbell, Inc.	Morgan Stanley	312	58,857	55,717	(2,736)
Ingersoll Rand, Inc.	Morgan Stanley	2,387	104,122	100,445	(3,214)
ITT, Inc.	Morgan Stanley	142	10,511	9,548	(909)
Kaman Corp.	Morgan Stanley	3	92	94	3
Lockheed Martin Corp.	Morgan Stanley	81	30,760	34,827	4,617
Mueller Industries, Inc.	Morgan Stanley	637	35,260	33,946	(949)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Nordson Corp.	Morgan Stanley	148	$32,505	$29,961	$(2,265)
NOW, Inc.	Morgan Stanley	2,397	17,717	23,443	5,970
Otis Worldwide Corp.	Morgan Stanley	864	63,739	61,059	(2,459)
Owens Corning	Morgan Stanley	551	45,108	40,945	(3,929)
Parker-Hannifin Corp.	Morgan Stanley	381	98,993	93,745	(4,635)
Parsons Corp.	Morgan Stanley	175	6,491	7,074	610
Quanta Services, Inc.	Morgan Stanley	93	10,102	11,657	1,611
Resideo Technologies, Inc.	Morgan Stanley	224	5,219	4,350	(869)
Rush Enterprises, Inc., Class A	Morgan Stanley	143	7,297	6,893	(365)
Simpson Manufacturing Co., Inc.	Morgan Stanley	118	12,327	11,872	(399)
Snap-on, Inc.	Morgan Stanley	36	7,105	7,093	319
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	388	16,150	11,368	(5,593)
Textron, Inc.	Morgan Stanley	1,272	79,420	77,681	(1,397)
TransDigm Group, Inc.	Morgan Stanley	51	26,928	27,370	554
Trex Co., Inc.	Morgan Stanley	2,160	144,624	117,547	(26,478)
UFP Industries, Inc.	Morgan Stanley	112	8,829	7,632	(1,132)
Veritiv Corp.	Morgan Stanley	94	10,289	10,204	(42)
Watts Water Technologies, Inc., Class A	Morgan Stanley	23	2,917	2,825	(54)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	344	30,635	28,236	(2,216)
WW Grainger, Inc.	Morgan Stanley	83	38,629	37,718	(691)
Zurn Water Solutions Corp.	Morgan Stanley	990	32,804	26,968	(5,711)
		24,461	1,753,632	1,633,992	(106,227)
Commercial & Professional Services
Brink's Co. (The)	Morgan Stanley	96	5,923	5,828	(41)
Cintas Corp.	Morgan Stanley	71	28,380	26,521	(1,676)
Copart, Inc.	Morgan Stanley	516	58,957	56,069	(2,644)
CoreCivic, Inc.	Morgan Stanley	29	250	322	74
Equifax, Inc.	Morgan Stanley	53	9,414	9,687	313
Jacobs Engineering Group, Inc.	Morgan Stanley	45	5,333	5,721	445
KBR, Inc.	Morgan Stanley	184	8,772	8,904	176
Kforce, Inc.	Morgan Stanley	91	6,303	5,582	(657)
Korn Ferry	Morgan Stanley	457	30,719	26,515	(4,018)
ManpowerGroup, Inc.	Morgan Stanley	64	4,960	4,890	(49)
Matthews International Corp., Class A	Morgan Stanley	10	286	287	2
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	1,228	23,274	28,514	5,507
Republic Services, Inc.	Morgan Stanley	264	33,325	34,550	1,595
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	237	14,065	15,419	1,489
Robert Half International, Inc.	Morgan Stanley	282	28,342	21,119	(6,759)
Tetra Tech, Inc.	Morgan Stanley	421	61,281	57,488	(3,818)
Thomson Reuters Corp. (Canada)	Morgan Stanley	120	11,977	12,505	607
TransUnion	Morgan Stanley	343	28,231	27,437	(653)
TriNet Group, Inc.	Morgan Stanley	350	29,269	27,167	(1,999)
Verisk Analytics, Inc.	Morgan Stanley	189	32,891	32,714	(72)
Waste Management, Inc.	Morgan Stanley	677	101,784	103,567	2,275
		5,727	523,736	510,806	(9,903)
Consumer Durables & Apparel
Cavco Industries, Inc.	Morgan Stanley	41	8,962	8,036	(889)
DR Horton, Inc.	Morgan Stanley	210	16,483	13,900	(2,452)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
GoPro, Inc., Class A	Morgan Stanley	2,648	$21,382	$14,643	$(6,650)
Hasbro, Inc.	Morgan Stanley	68	5,737	5,568	(145)
Levi Strauss & Co., Class A	Morgan Stanley	82	1,355	1,338	(11)
Mattel, Inc.	Morgan Stanley	16	291	357	75
Mohawk Industries, Inc.	Morgan Stanley	50	6,314	6,205	(84)
Movado Group, Inc.	Morgan Stanley	52	1,672	1,608	(57)
Newell Brands, Inc.	Morgan Stanley	410	9,274	7,806	(1,274)
NIKE, Inc., Class B	Morgan Stanley	539	60,014	55,086	(6,306)
Ralph Lauren Corp.	Morgan Stanley	154	15,823	13,806	(1,821)
Skyline Champion Corp.	Morgan Stanley	914	52,962	43,342	(9,647)
Smith & Wesson Brands, Inc.	Morgan Stanley	451	7,038	5,922	(921)
Sonos, Inc.	Morgan Stanley	2,112	46,568	38,100	(8,275)
Steven Madden Ltd.	Morgan Stanley	2,270	58,732	73,117	16,466
Sturm Ruger & Co., Inc.	Morgan Stanley	47	2,892	2,992	381
Tapestry, Inc.	Morgan Stanley	968	31,605	29,543	(1,906)
Under Armour, Inc., Class C	Morgan Stanley	3,084	27,744	23,377	(4,252)
VF Corp.	Morgan Stanley	680	32,188	30,036	(1,909)
Vista Outdoor, Inc.	Morgan Stanley	1,315	47,592	36,689	(10,706)
Whirlpool Corp.	Morgan Stanley	121	21,356	18,739	(2,143)
		16,232	475,984	430,210	(42,526)
Consumer Services
2U, Inc.	Morgan Stanley	79	826	827	5
Adtalem Global Education, Inc.	Morgan Stanley	157	5,064	5,647	605
Airbnb, Inc., Class A	Morgan Stanley	599	62,155	53,359	(8,539)
Bloomin' Brands, Inc.	Morgan Stanley	1,215	21,614	20,193	(1,298)
Boyd Gaming Corp.	Morgan Stanley	204	11,757	10,149	(1,512)
Bright Horizons Family Solutions, Inc.	Morgan Stanley	95	8,046	8,029	(8)
Brinker International, Inc.	Morgan Stanley	192	4,435	4,230	(186)
Carnival Corp. (Panama)	Morgan Stanley	173	1,958	1,496	(555)
Cheesecake Factory, Inc. (The)	Morgan Stanley	801	26,207	21,162	(4,835)
Chipotle Mexican Grill, Inc.	Morgan Stanley	17	20,810	22,223	1,500
Choice Hotels International, Inc.	Morgan Stanley	15	1,729	1,674	(36)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	196	21,324	16,364	(4,704)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	1,872	69,070	61,364	(7,419)
Dine Brands Global, Inc.	Morgan Stanley	28	1,860	1,822	(3)
European Wax Center, Inc., Class A	Morgan Stanley	178	4,216	3,136	(1,062)
Expedia Group, Inc.	Morgan Stanley	13	1,614	1,233	(374)
Golden Entertainment, Inc.	Morgan Stanley	1	40	40	—
Graham Holdings Co., Class B	Morgan Stanley	2	1,083	1,134	56
Grand Canyon Education, Inc.	Morgan Stanley	43	3,802	4,050	269
Hyatt Hotels Corp., Class A	Morgan Stanley	87	7,388	6,430	(960)
Marriott International, Inc., Class A	Morgan Stanley	81	11,510	11,017	(445)
McDonald's Corp.	Morgan Stanley	152	35,688	37,526	2,119
MGM Resorts International	Morgan Stanley	2,484	84,584	71,912	(12,318)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	175	2,465	1,946	(545)
Penn National Gaming, Inc.	Morgan Stanley	509	17,779	15,484	(2,221)
Service Corp. International	Morgan Stanley	117	6,143	8,087	2,416
Six Flags Entertainment Corp.	Morgan Stanley	663	19,270	14,387	(5,284)
Starbucks Corp.	Morgan Stanley	787	60,779	60,119	(208)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Strategic Education, Inc.	Morgan Stanley	64	$4,009	$4,517	$572
Stride, Inc.	Morgan Stanley	213	7,582	8,688	1,138
Vail Resorts, Inc.	Morgan Stanley	271	62,256	59,092	(2,527)
Vivint Smart Home, Inc.	Morgan Stanley	173	885	602	(279)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	398	29,979	26,157	(3,494)
		12,054	617,927	564,096	(50,132)
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	87	12,205	10,144	(2,009)
AssetMark Financial Holdings, Inc.	Morgan Stanley	2	37	38	1
Berkshire Hathaway, Inc., Class B	Morgan Stanley	407	101,625	111,119	9,915
BlackRock, Inc.	Morgan Stanley	46	31,611	28,016	(3,210)
Cboe Global Markets, Inc.	Morgan Stanley	28	3,179	3,169	29
CME Group, Inc.	Morgan Stanley	166	31,898	33,980	2,562
Coinbase Global, Inc., Class A	Morgan Stanley	441	21,857	20,736	(1,031)
Franklin Resources, Inc.	Morgan Stanley	1,588	42,043	37,016	(4,025)
Intercontinental Exchange, Inc.	Morgan Stanley	413	44,569	38,839	(5,368)
Invesco Ltd. (Bermuda)	Morgan Stanley	659	14,708	10,630	(3,773)
Moody's Corp.	Morgan Stanley	67	18,348	18,222	(49)
Nasdaq, Inc.	Morgan Stanley	158	25,154	24,101	(637)
Open Lending Corp., Class A	Morgan Stanley	614	8,079	6,281	(1,764)
SEI Investments Co.	Morgan Stanley	132	7,409	7,131	(204)
T Rowe Price Group, Inc.	Morgan Stanley	634	78,726	72,029	(8,111)
		5,442	441,448	421,451	(17,674)
Energy
APA Corp.	Morgan Stanley	287	9,055	10,016	1,025
Arch Resources, Inc.	Morgan Stanley	198	30,204	28,332	(904)
Baker Hughes Co.	Morgan Stanley	896	24,993	25,868	1,285
Borr Drilling Ltd. (Bermuda)	Morgan Stanley	437	2,589	2,015	(563)
Cameco Corp. (Canada)	Morgan Stanley	428	9,201	8,997	(177)
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	196	10,862	10,521	(169)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	1,302	25,590	24,751	(713)
Centennial Resource Development, Inc., Class A	Morgan Stanley	1,319	10,345	7,888	(2,414)
Cheniere Energy, Inc.	Morgan Stanley	582	76,436	77,423	1,355
Chevron Corp.	Morgan Stanley	388	56,338	56,175	501
Comstock Resources, Inc.	Morgan Stanley	716	6,159	8,649	2,516
ConocoPhillips	Morgan Stanley	77	7,084	6,915	(139)
Continental Resources, Inc.	Morgan Stanley	7	222	457	242
CVR Energy, Inc.	Morgan Stanley	815	27,980	27,303	(530)
Denbury, Inc.	Morgan Stanley	342	23,357	20,517	(2,744)
Devon Energy Corp.	Morgan Stanley	409	27,678	22,540	(5,023)
Diamondback Energy, Inc.	Morgan Stanley	265	36,898	32,105	(4,451)
Dril-Quip, Inc.	Morgan Stanley	281	9,574	7,250	(2,284)
DT Midstream, Inc.	Morgan Stanley	53	2,590	2,598	19
Enbridge, Inc. (Canada)	Morgan Stanley	137	6,170	5,790	(425)
EOG Resources, Inc.	Morgan Stanley	185	14,365	20,431	7,217
EQT Corp.	Morgan Stanley	68	2,623	2,339	(482)
Exxon Mobil Corp.	Morgan Stanley	524	35,314	44,875	11,027
FLEX LNG Ltd. (Bermuda)	Morgan Stanley	160	4,374	4,382	54

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Halliburton Co.	Morgan Stanley	511	$17,326	$16,025	$(1,149)
Helmerich & Payne, Inc.	Morgan Stanley	443	10,326	19,076	9,014
Imperial Oil Ltd. (Canada)	Morgan Stanley	205	7,149	9,658	2,678
Marathon Oil Corp.	Morgan Stanley	1,140	18,151	25,627	7,731
Marathon Petroleum Corp.	Morgan Stanley	642	45,177	52,779	8,551
Murphy Oil Corp.	Morgan Stanley	334	8,714	10,083	1,532
Oasis Petroleum, Inc.	Morgan Stanley	220	26,896	26,763	1,437
Occidental Petroleum Corp.	Morgan Stanley	733	28,357	43,159	15,076
Oceaneering International, Inc.	Morgan Stanley	832	10,341	8,886	(1,472)
ONEOK, Inc.	Morgan Stanley	601	34,058	33,356	471
Ovintiv, Inc.	Morgan Stanley	5	124	221	128
PDC Energy, Inc.	Morgan Stanley	271	16,510	16,696	431
Pembina Pipeline Corp. (Canada)	Morgan Stanley	684	25,227	24,179	(673)
Phillips 66	Morgan Stanley	313	25,359	25,663	685
Pioneer Natural Resources Co.	Morgan Stanley	225	59,800	50,193	(8,311)
ProPetro Holding Corp.	Morgan Stanley	228	2,357	2,280	(67)
SM Energy Co.	Morgan Stanley	111	4,165	3,795	(353)
Suncor Energy, Inc. (Canada)	Morgan Stanley	340	8,164	11,924	4,076
Talos Energy, Inc.	Morgan Stanley	400	6,199	6,188	15
U.S. Silica Holdings, Inc.	Morgan Stanley	791	12,179	9,033	(3,095)
Valaris Ltd. (Bermuda)	Morgan Stanley	769	43,058	32,483	(10,397)
Valero Energy Corp.	Morgan Stanley	447	42,882	47,507	5,152
Vermilion Energy, Inc. (Canada)	Morgan Stanley	1,493	22,010	28,457	6,504
Weatherford International PLC (Ireland)	Morgan Stanley	18	414	381	(31)
Whiting Petroleum Corp.	Morgan Stanley	101	3,954	6,871	3,159
Williams Cos., Inc. (The)	Morgan Stanley	839	27,017	26,185	(575)
		22,768	965,915	995,605	44,740
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	327	10,383	8,737	(1,597)
Costco Wholesale Corp.	Morgan Stanley	96	43,167	46,011	3,029
Ingles Markets, Inc., Class A	Morgan Stanley	71	6,157	6,159	35
Kroger Co. (The)	Morgan Stanley	478	22,569	22,624	319
PriceSmart, Inc.	Morgan Stanley	11	783	788	11
SpartanNash Co.	Morgan Stanley	92	2,777	2,776	10
Sprouts Farmers Market, Inc.	Morgan Stanley	150	3,300	3,798	518
Sysco Corp.	Morgan Stanley	289	23,148	24,481	1,710
Walgreens Boots Alliance, Inc.	Morgan Stanley	500	21,074	18,950	(1,091)
Walmart, Inc.	Morgan Stanley	324	40,111	39,392	(379)
Weis Markets, Inc.	Morgan Stanley	271	13,633	20,200	7,192
		2,609	187,102	193,916	9,757
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	1,617	79,490	67,542	(10,175)
Archer-Daniels-Midland Co.	Morgan Stanley	794	60,391	61,614	1,657
Brown-Forman Corp., Class B	Morgan Stanley	278	18,119	19,504	1,522
Bunge Ltd. (Bermuda)	Morgan Stanley	381	36,266	34,553	(1,551)
Calavo Growers, Inc.	Morgan Stanley	3	124	125	2
Coca-Cola Co. (The)	Morgan Stanley	937	54,371	58,947	5,828
Coca-Cola Consolidated, Inc.	Morgan Stanley	108	32,173	60,901	29,327

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Constellation Brands, Inc., Class A	Morgan Stanley	22	$5,051	$5,127	$(33)
Darling Ingredients, Inc.	Morgan Stanley	61	3,843	3,648	(179)
General Mills, Inc.	Morgan Stanley	453	31,041	34,179	3,590
Hain Celestial Group, Inc. (The)	Morgan Stanley	244	8,471	5,793	(2,643)
Hershey Co. (The)	Morgan Stanley	35	7,365	7,531	309
Hormel Foods Corp.	Morgan Stanley	341	16,907	16,150	(649)
Kellogg Co.	Morgan Stanley	141	9,051	10,059	1,303
Keurig Dr Pepper, Inc.	Morgan Stanley	215	7,588	7,609	86
Kraft Heinz Co. (The)	Morgan Stanley	795	26,983	30,321	4,639
Molson Coors Beverage Co., Class B	Morgan Stanley	140	6,334	7,631	1,499
PepsiCo, Inc.	Morgan Stanley	280	44,719	46,665	2,593
Philip Morris International, Inc.	Morgan Stanley	254	23,521	25,080	2,180
Pilgrim's Pride Corp.	Morgan Stanley	1,204	35,703	37,601	2,046
Post Holdings, Inc.	Morgan Stanley	447	35,648	36,810	1,311
Sanderson Farms, Inc.	Morgan Stanley	280	51,947	60,348	8,908
TreeHouse Foods, Inc.	Morgan Stanley	221	7,148	9,242	2,183
Tyson Foods, Inc., Class A	Morgan Stanley	577	49,453	49,657	970
Vector Group Ltd.	Morgan Stanley	164	1,809	1,722	(9)
		9,992	653,516	698,359	54,714
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	696	73,495	75,620	1,910
ABIOMED, Inc.	Morgan Stanley	158	37,484	39,107	1,806
Acadia Healthcare Co., Inc.	Morgan Stanley	160	9,026	10,821	1,832
Align Technology, Inc.	Morgan Stanley	64	24,636	15,147	(9,387)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	1,989	33,579	29,497	(3,943)
Amedisys, Inc.	Morgan Stanley	198	24,135	20,814	(3,221)
AmerisourceBergen Corp.	Morgan Stanley	62	9,370	8,772	(546)
AMN Healthcare Services, Inc.	Morgan Stanley	149	13,110	16,347	3,726
Apollo Medical Holdings, Inc.	Morgan Stanley	306	19,780	11,809	(7,889)
Avanos Medical, Inc.	Morgan Stanley	353	11,169	9,651	(1,492)
Cerus Corp.	Morgan Stanley	325	1,726	1,719	1
Chemed Corp.	Morgan Stanley	47	22,097	22,061	36
Cigna Corp.	Morgan Stanley	36	9,121	9,487	442
Cooper Cos., Inc. (The)	Morgan Stanley	201	65,714	62,937	(2,570)
CVS Health Corp.	Morgan Stanley	302	28,327	27,983	74
DaVita, Inc.	Morgan Stanley	499	47,690	39,900	(7,592)
DENTSPLY SIRONA, Inc.	Morgan Stanley	123	4,541	4,395	(110)
Dexcom, Inc.	Morgan Stanley	207	16,476	15,428	(980)
Edwards Lifesciences Corp.	Morgan Stanley	161	14,662	15,309	792
Elevance Health, Inc.	Morgan Stanley	86	36,196	41,502	5,671
Envista Holdings Corp.	Morgan Stanley	595	22,992	22,931	(8)
Evolent Health, Inc., Class A	Morgan Stanley	103	3,164	3,163	13
Fulgent Genetics, Inc.	Morgan Stanley	780	51,956	42,533	(9,831)
Globus Medical, Inc., Class A	Morgan Stanley	158	8,821	8,870	86
HCA Healthcare, Inc.	Morgan Stanley	70	13,478	11,764	(1,651)
Henry Schein, Inc.	Morgan Stanley	209	16,550	16,039	(443)
Hologic, Inc.	Morgan Stanley	866	62,418	60,014	(2,205)
IDEXX Laboratories, Inc.	Morgan Stanley	97	46,786	34,021	(12,571)
Integra LifeSciences Holdings Corp.	Morgan Stanley	80	5,184	4,322	(840)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Lantheus Holdings, Inc.	Morgan Stanley	1,336	$84,622	$88,216	$3,945
LivaNova PLC (United Kingdom)	Morgan Stanley	397	30,133	24,801	(5,226)
McKesson Corp.	Morgan Stanley	137	34,840	44,691	10,201
Medtronic PLC (Ireland)	Morgan Stanley	759	74,504	68,120	(5,421)
Molina Healthcare, Inc.	Morgan Stanley	269	74,520	75,215	609
Natus Medical, Inc.	Morgan Stanley	861	15,718	28,215	13,117
NextGen Healthcare, Inc.	Morgan Stanley	133	2,348	2,320	(18)
Option Care Health, Inc.	Morgan Stanley	272	7,337	7,559	249
Quest Diagnostics, Inc.	Morgan Stanley	166	22,498	22,075	210
QuidelOrtho Corp.	Morgan Stanley	183	17,177	17,784	689
Stryker Corp.	Morgan Stanley	310	64,830	61,668	(2,703)
Teleflex, Inc.	Morgan Stanley	163	51,040	40,074	(10,672)
Tenet Healthcare Corp.	Morgan Stanley	389	24,837	20,446	(4,362)
TransMedics Group, Inc.	Morgan Stanley	20	618	629	14
UnitedHealth Group, Inc.	Morgan Stanley	93	42,891	47,768	5,546
Universal Health Services, Inc., Class B	Morgan Stanley	178	23,816	17,926	(5,947)
Varex Imaging Corp.	Morgan Stanley	173	4,291	3,700	(581)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	622	68,641	65,347	(2,899)
		15,541	1,378,344	1,318,517	(52,139)
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	195	17,817	18,069	260
Coty, Inc., Class A	Morgan Stanley	1,039	7,656	8,322	739
Kimberly-Clark Corp.	Morgan Stanley	31	3,737	4,190	634
Procter & Gamble Co. (The)	Morgan Stanley	475	66,604	68,300	2,443
		1,740	95,814	98,881	4,076
Materials
Alcoa Corp.	Morgan Stanley	331	16,115	15,087	(947)
Alpha Metallurgical Resources, Inc.	Morgan Stanley	326	51,122	42,096	(8,754)
Ashland Global Holdings, Inc.	Morgan Stanley	673	68,640	69,353	1,173
Avient Corp.	Morgan Stanley	190	8,537	7,615	(857)
Balchem Corp.	Morgan Stanley	51	6,813	6,617	(208)
Ball Corp.	Morgan Stanley	156	12,651	10,728	(1,843)
Barrick Gold Corp. (Canada)	Morgan Stanley	4,814	95,468	85,160	(9,445)
Celanese Corp.	Morgan Stanley	230	28,659	27,050	(1,490)
CF Industries Holdings, Inc.	Morgan Stanley	773	62,390	66,269	4,515
Cleveland-Cliffs, Inc.	Morgan Stanley	264	7,966	4,058	(3,876)
Corteva, Inc.	Morgan Stanley	316	13,223	17,108	4,085
Diversey Holdings Ltd. (Cayman Islands)	Morgan Stanley	26	171	172	1
Dow, Inc.	Morgan Stanley	896	55,437	46,243	(8,660)
DuPont de Nemours, Inc.	Morgan Stanley	296	18,238	16,452	(1,503)
Eagle Materials, Inc.	Morgan Stanley	228	29,980	25,066	(4,673)
Eastman Chemical Co.	Morgan Stanley	53	4,729	4,758	53
Ecolab, Inc.	Morgan Stanley	143	23,140	21,988	(985)
Franco-Nevada Corp. (Canada)	Morgan Stanley	136	18,955	17,895	(941)
Freeport-McMoRan, Inc.	Morgan Stanley	635	22,582	18,580	(3,790)
Ginkgo Bioworks Holdings, Inc.	Morgan Stanley	6,042	17,428	14,380	(2,976)
Hecla Mining Co.	Morgan Stanley	4,849	24,495	19,008	(5,405)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	310	1,440	1,265	(169)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Huntsman Corp.	Morgan Stanley	251	$8,123	$7,116	$(939)
International Paper Co.	Morgan Stanley	742	33,168	31,038	(1,619)
Intrepid Potash, Inc.	Morgan Stanley	631	40,836	28,578	(12,321)
Linde PLC (Ireland)	Morgan Stanley	339	96,109	97,473	2,575
Louisiana-Pacific Corp.	Morgan Stanley	240	14,137	12,578	(1,420)
LSB Industries, Inc.	Morgan Stanley	9	124	125	1
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	406	41,930	35,509	(4,393)
Martin Marietta Materials, Inc.	Morgan Stanley	26	8,421	7,780	(600)
Methanex Corp. (Canada)	Morgan Stanley	424	20,790	16,210	(4,494)
Mosaic Co. (The)	Morgan Stanley	465	22,790	21,962	(683)
Myers Industries, Inc.	Morgan Stanley	14	322	318	(1)
New Gold, Inc. (Canada)	Morgan Stanley	7,752	12,714	8,295	(4,367)
Newmont Corp.	Morgan Stanley	288	20,663	17,185	(3,271)
Nucor Corp.	Morgan Stanley	371	36,197	38,736	3,131
Nutrien Ltd. (Canada)	Morgan Stanley	745	71,172	59,369	(11,146)
O-I Glass, Inc.	Morgan Stanley	247	3,109	3,458	362
Olin Corp.	Morgan Stanley	833	44,904	38,551	(6,047)
Packaging Corp. of America	Morgan Stanley	33	5,150	4,538	(560)
Pan American Silver Corp. (Canada)	Morgan Stanley	511	10,859	10,051	(722)
Reliance Steel & Aluminum Co.	Morgan Stanley	219	39,527	37,199	(2,014)
Royal Gold, Inc.	Morgan Stanley	562	66,044	60,010	(5,620)
Ryerson Holding Corp.	Morgan Stanley	34	766	724	(39)
Sealed Air Corp.	Morgan Stanley	491	30,882	28,341	(2,205)
Sensient Technologies Corp.	Morgan Stanley	5	404	403	9
Southern Copper Corp.	Morgan Stanley	160	8,790	7,970	(783)
SSR Mining, Inc. (Canada)	Morgan Stanley	2,703	49,893	45,140	(4,398)
Steel Dynamics, Inc.	Morgan Stanley	340	27,411	22,491	(4,695)
Summit Materials, Inc., Class A	Morgan Stanley	359	9,577	8,361	(1,176)
Sylvamo Corp.	Morgan Stanley	176	6,314	5,752	(516)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	2,145	76,959	65,573	(11,009)
TimkenSteel Corp.	Morgan Stanley	4	74	74	—
United States Steel Corp.	Morgan Stanley	1,498	36,476	26,829	(9,471)
Warrior Met Coal, Inc.	Morgan Stanley	645	23,712	19,743	(3,508)
Westlake Corp.	Morgan Stanley	66	6,022	6,469	539
Westrock Co.	Morgan Stanley	1,449	65,780	57,728	(7,722)
Yamana Gold, Inc. (Canada)	Morgan Stanley	6,762	35,554	31,443	(3,742)
		53,683	1,563,882	1,400,068	(149,559)
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	235	17,009	18,297	1,436
Alphabet, Inc., Class A	Morgan Stanley	51	116,980	111,142	(5,353)
Bumble, Inc., Class A	Morgan Stanley	701	15,855	19,733	3,945
Charter Communications, Inc., Class A	Morgan Stanley	78	39,971	36,545	(3,259)
Cinemark Holdings, Inc.	Morgan Stanley	420	6,787	6,308	(450)
Comcast Corp., Class A	Morgan Stanley	678	27,198	26,605	(476)
Electronic Arts, Inc.	Morgan Stanley	206	25,713	25,060	(546)
Fox Corp., Class A	Morgan Stanley	395	13,521	12,703	(761)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	524	16,514	14,426	(1,481)
Madison Square Garden Sports Corp.	Morgan Stanley	15	2,277	2,265	(2)
Match Group, Inc.	Morgan Stanley	556	47,287	38,748	(8,343)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Meta Platforms, Inc., Class A	Morgan Stanley	1,634	$287,404	$263,483	$(23,208)
Netflix, Inc.	Morgan Stanley	235	42,475	41,094	(1,205)
New York Times Co. (The), Class A	Morgan Stanley	175	6,068	4,883	(1,154)
News Corp., Class A	Morgan Stanley	254	5,209	3,957	(1,210)
Nexstar Media Group, Inc., Class A	Morgan Stanley	78	13,303	12,705	(532)
Pinterest, Inc., Class A	Morgan Stanley	4,577	85,413	83,118	(2,461)
PubMatic, Inc., Class A	Morgan Stanley	623	14,276	9,899	(4,317)
TEGNA, Inc.	Morgan Stanley	470	10,162	9,856	(214)
TripAdvisor, Inc.	Morgan Stanley	500	13,190	8,900	(4,236)
Twitter, Inc.	Morgan Stanley	977	43,831	36,530	(7,119)
Walt Disney Co. (The)	Morgan Stanley	386	36,356	36,438	103
Warner Bros Discovery, Inc.	Morgan Stanley	2,700	50,955	36,234	(14,509)
Yelp, Inc.	Morgan Stanley	311	10,122	8,636	(1,443)
Ziff Davis, Inc.	Morgan Stanley	226	21,768	16,844	(4,917)
ZipRecruiter, Inc., Class A	Morgan Stanley	34	515	504	(9)
		17,039	970,159	884,913	(81,721)
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	35	5,398	5,361	(3)
Amicus Therapeutics, Inc.	Morgan Stanley	240	2,564	2,578	25
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	440	14,998	15,308	372
BELLUS Health, Inc. (Canada)	Morgan Stanley	71	635	656	24
Biogen, Inc.	Morgan Stanley	24	4,908	4,895	7
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)	Morgan Stanley	100	14,506	14,571	125
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	66	34,903	32,670	(2,088)
Bio-Techne Corp.	Morgan Stanley	48	16,632	16,639	(159)
Blueprint Medicines Corp.	Morgan Stanley	163	9,032	8,233	(761)
Bristol-Myers Squibb Co.	Morgan Stanley	461	32,932	35,497	3,050
Charles River Laboratories International, Inc.	Morgan Stanley	98	26,120	20,969	(5,043)
Corcept Therapeutics, Inc.	Morgan Stanley	423	7,641	10,059	2,505
Cronos Group, Inc. (Canada)	Morgan Stanley	627	1,865	1,768	(88)
Danaher Corp.	Morgan Stanley	45	11,222	11,408	294
Exelixis, Inc.	Morgan Stanley	1,194	21,839	24,859	3,194
FibroGen, Inc.	Morgan Stanley	141	1,588	1,489	(92)
Gilead Sciences, Inc.	Morgan Stanley	214	13,398	13,227	(115)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	131	10,952	10,449	(458)
Illumina, Inc.	Morgan Stanley	139	30,414	25,626	(4,662)
Innoviva, Inc.	Morgan Stanley	2,359	28,864	34,819	6,060
Intra-Cellular Therapies, Inc.	Morgan Stanley	27	1,565	1,541	(17)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	780	27,820	28,876	1,175
Johnson & Johnson	Morgan Stanley	243	43,155	43,135	356
Maravai LifeSciences Holdings, Inc., Class A	Morgan Stanley	1,936	57,162	55,002	(1,924)
Merck & Co., Inc.	Morgan Stanley	713	62,102	65,004	3,798
Mettler-Toledo International, Inc.	Morgan Stanley	39	44,062	44,802	923
Moderna, Inc.	Morgan Stanley	561	69,354	80,139	11,614
Organon & Co.	Morgan Stanley	297	10,201	10,024	(74)
PerkinElmer, Inc.	Morgan Stanley	234	35,935	33,279	(2,477)
Pfizer, Inc.	Morgan Stanley	1,440	69,267	75,499	7,107
Prestige Consumer Healthcare, Inc.	Morgan Stanley	663	24,695	38,984	15,166

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
QIAGEN NV (Netherlands)	Morgan Stanley	628	$28,572	$29,642	$1,153
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	112	67,933	66,207	(1,801)
Repligen Corp.	Morgan Stanley	86	12,707	13,966	1,334
Sarepta Therapeutics, Inc.	Morgan Stanley	72	5,387	5,397	33
SIGA Technologies, Inc.	Morgan Stanley	8	88	93	5
Viatris, Inc.	Morgan Stanley	3,171	35,614	33,200	(2,115)
Vir Biotechnology, Inc.	Morgan Stanley	800	19,851	20,376	607
Waters Corp.	Morgan Stanley	33	9,963	10,922	1,158
Xenon Pharmaceuticals, Inc. (Canada)	Morgan Stanley	4	122	122	(1)
Zoetis, Inc.	Morgan Stanley	106	17,927	18,220	(2,303)
		18,972	933,893	965,511	35,904
Retailing
Amazon.com, Inc.	Morgan Stanley	1,064	133,754	113,007	(20,193)
Asbury Automotive Group, Inc.	Morgan Stanley	4	682	677	(1)
AutoNation, Inc.	Morgan Stanley	177	18,409	19,782	1,607
AutoZone, Inc.	Morgan Stanley	15	28,058	32,237	4,295
Bath & Body Works, Inc.	Morgan Stanley	2,086	76,121	56,155	(19,519)
Best Buy Co., Inc.	Morgan Stanley	19	1,472	1,239	(215)
Buckle, Inc. (The)	Morgan Stanley	744	23,195	20,601	(1,837)
Designer Brands, Inc., Class A	Morgan Stanley	232	3,223	3,030	(185)
Dick's Sporting Goods, Inc.	Morgan Stanley	131	11,309	9,873	(1,848)
Dillard's, Inc., Class A	Morgan Stanley	95	25,386	20,954	(4,308)
eBay, Inc.	Morgan Stanley	1,120	54,196	46,670	(6,973)
Etsy, Inc.	Morgan Stanley	380	39,038	27,820	(11,057)
Genesco, Inc.	Morgan Stanley	89	5,535	4,442	(1,086)
Group 1 Automotive, Inc.	Morgan Stanley	169	30,323	28,696	(1,431)
Guess?, Inc.	Morgan Stanley	207	3,908	3,529	(296)
Home Depot, Inc. (The)	Morgan Stanley	98	28,511	26,878	(1,748)
LKQ Corp.	Morgan Stanley	348	15,415	17,083	1,978
Lowe's Cos., Inc.	Morgan Stanley	471	88,306	82,270	(5,345)
Macy's, Inc.	Morgan Stanley	1,069	20,764	19,584	(1,093)
MarineMax, Inc.	Morgan Stanley	619	25,741	22,358	(3,276)
Murphy U.S.A., Inc.	Morgan Stanley	343	82,274	79,874	(2,059)
Nordstrom, Inc.	Morgan Stanley	3,189	80,261	67,384	(12,562)
ODP Corp. (The)	Morgan Stanley	296	10,478	8,951	(1,483)
O'Reilly Automotive, Inc.	Morgan Stanley	39	24,604	24,639	136
Overstock.com, Inc.	Morgan Stanley	2,277	85,447	56,948	(28,145)
Penske Automotive Group, Inc.	Morgan Stanley	149	14,998	15,599	757
Ross Stores, Inc.	Morgan Stanley	359	29,216	25,213	(3,882)
Shutterstock, Inc.	Morgan Stanley	501	31,524	28,712	(2,454)
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	846	55,075	45,227	(10,532)
Target Corp.	Morgan Stanley	384	65,961	54,232	(11,321)
TJX Cos., Inc. (The)	Morgan Stanley	2,426	147,663	135,492	(12,120)
Ulta Beauty, Inc.	Morgan Stanley	180	69,463	69,386	211
Victoria's Secret & Co.	Morgan Stanley	361	16,065	10,097	(5,901)
Williams-Sonoma, Inc.	Morgan Stanley	128	15,881	14,202	(1,605)
		20,615	1,362,256	1,192,841	(163,491)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	Morgan Stanley	300	$7,814	$6,207	$(1,717)
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	644	30,131	21,471	(8,535)
Analog Devices, Inc.	Morgan Stanley	46	7,407	6,720	(867)
Applied Materials, Inc.	Morgan Stanley	318	33,841	28,932	(4,668)
Axcelis Technologies, Inc.	Morgan Stanley	812	48,463	44,530	(3,732)
Broadcom, Inc.	Morgan Stanley	145	77,099	70,442	(4,966)
Diodes, Inc.	Morgan Stanley	247	22,082	15,949	(6,042)
Intel Corp.	Morgan Stanley	521	19,672	19,491	(39)
KLA Corp.	Morgan Stanley	42	13,594	13,401	32
Lam Research Corp.	Morgan Stanley	75	36,592	31,961	(4,380)
Lattice Semiconductor Corp.	Morgan Stanley	547	29,803	26,530	(3,291)
MaxLinear, Inc.	Morgan Stanley	233	9,158	7,917	(1,202)
Microchip Technology, Inc.	Morgan Stanley	1,001	63,642	58,138	(5,124)
Micron Technology, Inc.	Morgan Stanley	1,896	122,653	104,811	(17,274)
Monolithic Power Systems, Inc.	Morgan Stanley	9	3,470	3,456	1
NVIDIA Corp.	Morgan Stanley	433	74,315	65,638	(8,352)
NXP Semiconductors NV (Netherlands)	Morgan Stanley	327	54,619	48,406	(5,805)
ON Semiconductor Corp.	Morgan Stanley	1,221	62,146	61,429	(460)
Onto Innovation, Inc.	Morgan Stanley	321	26,295	22,387	(3,800)
Photronics, Inc.	Morgan Stanley	672	12,051	13,091	1,090
Power Integrations, Inc.	Morgan Stanley	370	30,949	27,754	(2,999)
Qorvo, Inc.	Morgan Stanley	166	17,831	15,657	(2,100)
QUALCOMM, Inc.	Morgan Stanley	729	91,974	93,122	575
Rambus, Inc.	Morgan Stanley	1,737	42,344	37,328	(4,840)
Semtech Corp.	Morgan Stanley	489	34,453	26,880	(7,430)
Silicon Laboratories, Inc.	Morgan Stanley	387	56,575	54,265	(2,075)
Skyworks Solutions, Inc.	Morgan Stanley	204	22,014	18,899	(2,923)
Synaptics, Inc.	Morgan Stanley	520	77,760	61,386	(16,052)
Teradyne, Inc.	Morgan Stanley	598	58,809	53,551	(4,987)
Texas Instruments, Inc.	Morgan Stanley	22	3,328	3,380	141
Universal Display Corp.	Morgan Stanley	9	917	910	(2)
		15,041	1,191,801	1,064,039	(121,823)
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	281	83,280	78,020	(4,531)
Adobe, Inc.	Morgan Stanley	356	132,059	130,317	(1,194)
Affirm Holdings, Inc.	Morgan Stanley	2,121	49,080	38,305	(12,245)
Autodesk, Inc.	Morgan Stanley	849	162,811	145,994	(16,143)
Automatic Data Processing, Inc.	Morgan Stanley	173	37,661	36,337	(976)
BlackBerry Ltd. (Canada)	Morgan Stanley	1,053	5,992	5,676	(292)
Box, Inc., Class A	Morgan Stanley	80	1,891	2,011	129
Cadence Design Systems, Inc.	Morgan Stanley	9	1,212	1,350	722
CGI, Inc. (Canada)	Morgan Stanley	179	12,674	14,259	1,638
Couchbase, Inc.	Morgan Stanley	68	1,197	1,117	(75)
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	115	7,426	7,137	(258)
Dropbox, Inc., Class A	Morgan Stanley	801	16,033	16,813	846
DXC Technology Co.	Morgan Stanley	1,021	32,190	30,947	(1,110)
Elastic NV (Netherlands)	Morgan Stanley	112	8,359	7,579	(746)
Euronet Worldwide, Inc.	Morgan Stanley	44	4,694	4,426	(248)
Fair Isaac Corp.	Morgan Stanley	59	23,368	23,653	260

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Fiserv, Inc.	Morgan Stanley	238	$23,002	$21,175	$(1,732)
FleetCor Technologies, Inc.	Morgan Stanley	52	11,711	10,926	(737)
Fortinet, Inc.	Morgan Stanley	685	39,764	38,757	(842)
Gartner, Inc.	Morgan Stanley	114	31,439	27,569	(3,740)
Gitlab, Inc., Class A	Morgan Stanley	321	15,782	17,058	1,337
Globant SA (Luxembourg)	Morgan Stanley	54	9,627	9,396	(215)
GoDaddy, Inc., Class A	Morgan Stanley	173	12,613	12,034	(763)
InterDigital, Inc.	Morgan Stanley	181	11,708	11,005	(603)
International Business Machines Corp.	Morgan Stanley	107	13,795	15,107	1,546
International Money Express, Inc.	Morgan Stanley	38	744	778	37
Intuit, Inc.	Morgan Stanley	350	135,801	134,904	(440)
Mandiant, Inc.	Morgan Stanley	153	3,357	3,338	(4)
Manhattan Associates, Inc.	Morgan Stanley	193	25,125	22,118	(2,903)
Mastercard, Inc., Class A	Morgan Stanley	284	90,490	89,596	(510)
Microsoft Corp.	Morgan Stanley	372	92,190	95,541	4,350
Model N, Inc.	Morgan Stanley	11	276	281	7
MongoDB, Inc.	Morgan Stanley	75	21,992	19,463	(2,991)
NortonLifeLock, Inc.	Morgan Stanley	1,702	42,515	37,376	(4,638)
Open Text Corp. (Canada)	Morgan Stanley	155	6,257	5,865	(167)
Oracle Corp.	Morgan Stanley	1,673	121,163	116,893	(3,993)
Paychex, Inc.	Morgan Stanley	778	93,079	88,591	(3,393)
Paycom Software, Inc.	Morgan Stanley	291	84,829	81,515	(3,319)
PayPal Holdings, Inc.	Morgan Stanley	2,845	211,453	198,695	(11,883)
Pegasystems, Inc.	Morgan Stanley	120	7,358	5,741	(1,583)
Progress Software Corp.	Morgan Stanley	72	3,324	3,262	(14)
PTC, Inc.	Morgan Stanley	366	38,478	38,920	602
Roper Technologies, Inc.	Morgan Stanley	283	121,697	111,686	(9,489)
Salesforce, Inc.	Morgan Stanley	348	55,675	57,434	1,989
ServiceNow, Inc.	Morgan Stanley	153	75,186	72,755	(2,120)
SPS Commerce, Inc.	Morgan Stanley	51	6,016	5,766	(265)
SS&C Technologies Holdings, Inc.	Morgan Stanley	200	14,343	11,614	(2,568)
Synopsys, Inc.	Morgan Stanley	337	99,455	102,347	3,304
Teradata Corp.	Morgan Stanley	555	21,952	20,541	(1,464)
Trade Desk, Inc. (The), Class A	Morgan Stanley	1,481	66,758	62,039	(4,442)
UiPath, Inc., Class A	Morgan Stanley	541	11,153	9,841	(1,266)
Verint Systems, Inc.	Morgan Stanley	127	5,350	5,378	48
VeriSign, Inc.	Morgan Stanley	174	32,871	29,115	(3,620)
Verra Mobility Corp.	Morgan Stanley	534	8,046	8,389	377
Visa, Inc., Class A	Morgan Stanley	81	15,629	15,948	399
Western Union Co. (The)	Morgan Stanley	1,009	17,249	16,618	(305)
Xperi Holding Corp.	Morgan Stanley	54	776	779	9
		24,652	2,279,955	2,180,095	(90,227)
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	879	60,618	56,590	(3,647)
Apple, Inc.	Morgan Stanley	764	105,952	104,454	(995)
Arista Networks, Inc.	Morgan Stanley	182	16,778	17,061	230
Badger Meter, Inc.	Morgan Stanley	47	4,540	3,802	(767)
CDW Corp.	Morgan Stanley	240	39,487	37,814	(1,596)
Cisco Systems, Inc.	Morgan Stanley	1,481	63,510	63,150	439

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Corning, Inc.	Morgan Stanley	1,751	$61,416	$55,174	$(5,562)
CTS Corp.	Morgan Stanley	2	68	68	1
ePlus, Inc.	Morgan Stanley	35	1,933	1,859	(65)
Extreme Networks, Inc.	Morgan Stanley	1,361	15,126	12,140	(2,923)
F5, Inc.	Morgan Stanley	60	9,528	9,182	(306)
Hewlett Packard Enterprise Co.	Morgan Stanley	1,055	16,155	13,989	(1,941)
HP, Inc.	Morgan Stanley	1,067	36,064	34,976	(282)
IonQ, Inc.	Morgan Stanley	1,408	7,633	6,167	(1,434)
IPG Photonics Corp.	Morgan Stanley	189	17,586	17,791	277
Itron, Inc.	Morgan Stanley	131	6,860	6,475	(397)
Jabil, Inc.	Morgan Stanley	555	32,906	28,422	(4,309)
Juniper Networks, Inc.	Morgan Stanley	1,468	44,843	41,838	(2,941)
Keysight Technologies, Inc.	Morgan Stanley	202	29,170	27,846	(1,229)
Knowles Corp.	Morgan Stanley	255	4,870	4,419	(435)
Lumentum Holdings, Inc.	Morgan Stanley	128	10,588	10,166	(398)
NetApp, Inc.	Morgan Stanley	300	22,921	19,572	(2,828)
NetScout Systems, Inc.	Morgan Stanley	149	4,627	5,044	457
Pure Storage, Inc., Class A	Morgan Stanley	1,692	48,380	43,501	(4,678)
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	437	37,200	31,219	(5,008)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	164	20,765	18,557	(1,995)
Trimble, Inc.	Morgan Stanley	772	46,761	44,954	(1,613)
Vishay Intertechnology, Inc.	Morgan Stanley	571	11,596	10,175	(1,218)
Western Digital Corp.	Morgan Stanley	1,565	78,544	70,159	(8,060)
Zebra Technologies Corp., Class A	Morgan Stanley	205	71,707	60,260	(11,150)
		19,115	928,132	856,824	(64,373)
Telecommunication Services
AT&T, Inc.	Morgan Stanley	1,444	26,696	30,266	4,390
BCE, Inc. (Canada)	Morgan Stanley	498	25,601	24,492	(859)
EchoStar Corp., Class A	Morgan Stanley	1,321	36,898	25,495	(11,250)
Gogo, Inc.	Morgan Stanley	306	3,233	4,954	1,824
Iridium Communications, Inc.	Morgan Stanley	250	9,014	9,390	405
Lumen Technologies, Inc.	Morgan Stanley	932	10,992	10,168	(100)
T-Mobile U.S., Inc.	Morgan Stanley	249	27,228	33,500	6,386
Verizon Communications, Inc.	Morgan Stanley	557	28,350	28,268	880
		5,557	168,012	166,533	1,676
Transportation
ArcBest Corp.	Morgan Stanley	1,063	36,872	74,803	38,753
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	289	21,158	17,834	(3,236)
Canadian National Railway Co. (Canada)	Morgan Stanley	46	5,402	5,174	(551)
CSX Corp.	Morgan Stanley	1,059	33,070	30,775	(1,921)
Expeditors International of Washington, Inc.	Morgan Stanley	427	43,643	41,615	(1,717)
Forward Air Corp.	Morgan Stanley	51	4,906	4,690	(184)
Genco Shipping & Trading Ltd. (Marshall Islands)	Morgan Stanley	9	174	174	4
GXO Logistics, Inc.	Morgan Stanley	714	36,372	30,895	(5,327)
Heartland Express, Inc.	Morgan Stanley	2	28	28	1
Hub Group, Inc., Class A	Morgan Stanley	82	5,338	5,817	502
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	382	18,445	17,683	(645)
Landstar System, Inc.	Morgan Stanley	27	4,051	3,926	(107)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Marten Transport Ltd.	Morgan Stanley	10	$167	$168	$2
Matson, Inc.	Morgan Stanley	317	27,844	23,103	(4,483)
Norfolk Southern Corp.	Morgan Stanley	59	15,154	13,410	(1,595)
Old Dominion Freight Line, Inc.	Morgan Stanley	179	45,376	45,874	358
Saia, Inc.	Morgan Stanley	209	39,503	39,292	(48)
Schneider National, Inc., Class B	Morgan Stanley	5	112	112	2
Southwest Airlines Co.	Morgan Stanley	1,063	45,189	38,396	(6,606)
Union Pacific Corp.	Morgan Stanley	153	33,247	32,632	(62)
United Parcel Service, Inc., Class B	Morgan Stanley	113	20,912	20,627	334
XPO Logistics, Inc.	Morgan Stanley	1,203	64,416	57,936	(6,361)
		7,462	501,379	504,964	7,113
Utilities
AES Corp. (The)	Morgan Stanley	658	14,770	13,825	(795)
American Water Works Co., Inc.	Morgan Stanley	64	10,194	9,521	(553)
Atmos Energy Corp.	Morgan Stanley	75	8,750	8,408	(265)
CenterPoint Energy, Inc.	Morgan Stanley	486	14,640	14,376	(167)
Consolidated Edison, Inc.	Morgan Stanley	85	7,574	8,084	607
Constellation Energy Corp.	Morgan Stanley	360	19,436	20,614	1,312
DTE Energy Co.	Morgan Stanley	134	14,836	16,985	2,565
Exelon Corp.	Morgan Stanley	3,742	174,773	169,587	(3,971)
FirstEnergy Corp.	Morgan Stanley	384	16,521	14,742	(1,598)
Montauk Renewables, Inc.	Morgan Stanley	31	326	312	(12)
NRG Energy, Inc.	Morgan Stanley	2,899	125,111	110,655	(13,516)
Otter Tail Corp.	Morgan Stanley	92	5,755	6,176	473
PPL Corp.	Morgan Stanley	922	25,855	25,014	(60)
Public Service Enterprise Group, Inc.	Morgan Stanley	841	57,059	53,218	(3,665)
Southern Co. (The)	Morgan Stanley	98	7,388	6,988	(378)
TransAlta Corp. (Canada)	Morgan Stanley	21	228	239	14
WEC Energy Group, Inc.	Morgan Stanley	199	20,000	20,027	227
		11,091	523,216	498,771	(19,782)

Total Reference Entity — Long			17,693,968	16,726,604	(842,490)
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(1,523)	(57,934)	(45,126)	12,762
Aptiv PLC (Jersey)	Morgan Stanley	(2,281)	(228,875)	(203,169)	25,527
BorgWarner, Inc.	Morgan Stanley	(63)	(3,148)	(2,102)	1,001
Dana, Inc.	Morgan Stanley	(9,632)	(197,380)	(135,522)	60,115
Fox Factory Holding Corp.	Morgan Stanley	(1,232)	(136,670)	(99,225)	37,337
Gentex Corp.	Morgan Stanley	(1,682)	(52,555)	(47,046)	5,349
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(9,760)	(137,414)	(104,530)	32,777
Harley-Davidson, Inc.	Morgan Stanley	(1,121)	(40,256)	(35,491)	4,599
LCI Industries	Morgan Stanley	(1,374)	(179,820)	(153,723)	19,891
Luminar Technologies, Inc.	Morgan Stanley	(3,951)	(28,105)	(23,429)	4,654
Patrick Industries, Inc.	Morgan Stanley	(964)	(72,896)	(49,974)	21,450
Rivian Automotive, Inc., Class A	Morgan Stanley	(981)	(45,860)	(25,251)	20,573
Standard Motor Products, Inc.	Morgan Stanley	(270)	(11,137)	(12,147)	(1,027)
Tenneco, Inc., Class A	Morgan Stanley	(965)	(15,724)	(16,559)	(847)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Automobiles & Components — (continued)
Winnebago Industries, Inc.	Morgan Stanley	(924)	$(50,917)	$(44,869)	$5,688
XPEL, Inc.	Morgan Stanley	(377)	(21,080)	(17,316)	3,749
		(37,100)	(1,279,771)	(1,015,479)	253,598
Capital Goods
AAON, Inc.	Morgan Stanley	(984)	(53,071)	(53,884)	(1,021)
Acuity Brands, Inc.	Morgan Stanley	(976)	(179,435)	(150,343)	29,115
Advanced Drainage Systems, Inc.	Morgan Stanley	(1,586)	(191,909)	(142,851)	48,597
AeroVironment, Inc.	Morgan Stanley	(748)	(54,475)	(61,486)	(7,052)
AGCO Corp.	Morgan Stanley	(1,270)	(158,106)	(125,349)	28,923
Alamo Group, Inc.	Morgan Stanley	(111)	(12,806)	(12,924)	(128)
Allegion PLC (Ireland)	Morgan Stanley	(209)	(24,484)	(20,461)	4,593
American Woodmark Corp.	Morgan Stanley	(944)	(65,536)	(42,489)	22,995
API Group Corp.	Morgan Stanley	(4,082)	(67,706)	(61,108)	6,545
Arcosa, Inc.	Morgan Stanley	(1,318)	(74,908)	(61,195)	13,443
Array Technologies, Inc.	Morgan Stanley	(6,675)	(54,968)	(73,492)	(18,567)
Axon Enterprise, Inc.	Morgan Stanley	(548)	(68,794)	(51,057)	17,683
AZEK Co., Inc. (The)	Morgan Stanley	(23,900)	(637,169)	(400,086)	236,583
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(19,321)	(209,120)	(121,722)	87,235
Barnes Group, Inc.	Morgan Stanley	(650)	(23,937)	(20,241)	3,590
Beacon Roofing Supply, Inc.	Morgan Stanley	(2,973)	(173,402)	(152,693)	20,573
Bloom Energy Corp., Class A	Morgan Stanley	(2,743)	(44,905)	(45,259)	(390)
Boeing Co. (The)	Morgan Stanley	(2,841)	(470,840)	(388,422)	82,050
BWX Technologies, Inc.	Morgan Stanley	(3,930)	(215,772)	(216,504)	(1,850)
CAE, Inc. (Canada)	Morgan Stanley	(505)	(13,235)	(12,433)	792
Chart Industries, Inc.	Morgan Stanley	(211)	(35,348)	(35,317)	3
Columbus McKinnon Corp.	Morgan Stanley	(552)	(20,761)	(15,660)	5,062
Comfort Systems U.S.A., Inc.	Morgan Stanley	(835)	(73,460)	(69,430)	3,892
Construction Partners, Inc., Class A	Morgan Stanley	(2,737)	(70,975)	(57,313)	13,607
Core & Main, Inc., Class A	Morgan Stanley	(670)	(14,515)	(14,941)	(437)
Cornerstone Building Brands, Inc.	Morgan Stanley	(7,899)	(192,436)	(193,446)	(1,166)
CSW Industrials, Inc.	Morgan Stanley	(84)	(8,807)	(8,655)	146
Curtiss-Wright Corp.	Morgan Stanley	(411)	(57,732)	(54,277)	3,333
Donaldson Co., Inc.	Morgan Stanley	(548)	(32,252)	(26,381)	5,599
Dover Corp.	Morgan Stanley	(196)	(28,211)	(23,779)	5,158
Energy Recovery, Inc.	Morgan Stanley	(1,616)	(33,712)	(31,383)	2,303
Enerpac Tool Group Corp.	Morgan Stanley	(98)	(1,805)	(1,864)	(60)
EnerSys	Morgan Stanley	(2,764)	(206,311)	(162,965)	42,633
ESCO Technologies, Inc.	Morgan Stanley	(242)	(17,190)	(16,546)	612
Evoqua Water Technologies Corp.	Morgan Stanley	(1,462)	(50,925)	(47,530)	3,356
Federal Signal Corp.	Morgan Stanley	(1,372)	(47,375)	(48,843)	(1,569)
Flowserve Corp.	Morgan Stanley	(3,783)	(131,003)	(108,307)	21,464
Fortune Brands Home & Security, Inc.	Morgan Stanley	(2,721)	(184,328)	(162,933)	20,679
Franklin Electric Co., Inc.	Morgan Stanley	(1,507)	(115,865)	(110,403)	5,173
FuelCell Energy, Inc.	Morgan Stanley	(13,108)	(46,026)	(49,155)	(3,165)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(2,855)	(35,199)	(30,863)	4,309
GATX Corp.	Morgan Stanley	(430)	(42,370)	(40,489)	614
Generac Holdings, Inc.	Morgan Stanley	(99)	(46,812)	(20,847)	25,928
Gibraltar Industries, Inc.	Morgan Stanley	(483)	(20,643)	(18,716)	1,911
Global Industrial Co.	Morgan Stanley	(22)	(723)	(743)	(20)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
GMS, Inc.	Morgan Stanley	(1,174)	$(64,753)	$(52,243)	$12,408
Granite Construction, Inc.	Morgan Stanley	(632)	(20,092)	(18,416)	1,547
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(1,408)	(20,782)	(18,459)	2,307
Greenbrier Cos., Inc. (The)	Morgan Stanley	(388)	(16,869)	(13,964)	2,698
Griffon Corp.	Morgan Stanley	(1,732)	(40,081)	(48,548)	(8,796)
Helios Technologies, Inc.	Morgan Stanley	(256)	(13,550)	(16,960)	(3,570)
Herc Holdings, Inc.	Morgan Stanley	(2,182)	(302,735)	(196,707)	104,561
Huntington Ingalls Industries, Inc.	Morgan Stanley	(972)	(198,793)	(211,721)	(14,632)
JELD-WEN Holding, Inc.	Morgan Stanley	(8,349)	(162,823)	(121,812)	40,884
Johnson Controls International PLC (Ireland)	Morgan Stanley	(1,601)	(87,576)	(76,656)	10,903
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(8,625)	(157,063)	(119,715)	37,225
L3Harris Technologies, Inc.	Morgan Stanley	(1,084)	(254,969)	(262,003)	(7,621)
Lennox International, Inc.	Morgan Stanley	(828)	(187,888)	(171,057)	15,753
Lindsay Corp.	Morgan Stanley	(230)	(34,891)	(30,549)	4,074
Masonite International Corp. (Canada)	Morgan Stanley	(504)	(51,348)	(38,722)	12,586
MasTec, Inc.	Morgan Stanley	(2,340)	(187,803)	(167,684)	19,971
Maxar Technologies, Inc.	Morgan Stanley	(379)	(18,248)	(9,888)	8,323
MDU Resources Group, Inc.	Morgan Stanley	(5,636)	(159,439)	(152,116)	5,010
Mercury Systems, Inc.	Morgan Stanley	(4,169)	(260,065)	(268,192)	(8,635)
Meritor, Inc.	Morgan Stanley	(3,565)	(128,569)	(129,516)	(1,048)
Middleby Corp. (The)	Morgan Stanley	(2,189)	(324,258)	(274,413)	49,591
MRC Global, Inc.	Morgan Stanley	(2,602)	(27,388)	(25,916)	1,451
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(1,069)	(93,265)	(80,293)	11,239
Mueller Water Products, Inc., Class A	Morgan Stanley	(4,519)	(53,112)	(53,008)	40
MYR Group, Inc.	Morgan Stanley	(328)	(28,786)	(28,907)	(143)
Oshkosh Corp.	Morgan Stanley	(195)	(18,149)	(16,017)	2,045
PGT Innovations, Inc.	Morgan Stanley	(2,581)	(52,155)	(42,948)	9,180
Plug Power, Inc.	Morgan Stanley	(4,533)	(66,961)	(75,112)	(8,204)
Primoris Services Corp.	Morgan Stanley	(3,800)	(96,909)	(82,688)	13,582
Proto Labs, Inc.	Morgan Stanley	(1,466)	(200,735)	(70,133)	130,513
Quanex Building Products Corp.	Morgan Stanley	(97)	(2,168)	(2,207)	(40)
RBC Bearings, Inc.	Morgan Stanley	(337)	(64,773)	(62,328)	2,393
Regal Rexnord Corp.	Morgan Stanley	(2,948)	(383,316)	(334,657)	47,231
Rockwell Automation, Inc.	Morgan Stanley	(872)	(195,170)	(173,798)	21,520
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(4,164)	(221,315)	(172,015)	48,753
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(3,431)	(74,063)	(56,543)	17,463
SiteOne Landscape Supply, Inc.	Morgan Stanley	(837)	(106,353)	(99,494)	6,776
Stanley Black & Decker, Inc.	Morgan Stanley	(7,010)	(1,016,422)	(735,069)	273,257
Sunrun, Inc.	Morgan Stanley	(839)	(63,907)	(19,599)	44,258
Tennant Co.	Morgan Stanley	(196)	(11,897)	(11,613)	260
Terex Corp.	Morgan Stanley	(1,539)	(53,433)	(42,122)	11,145
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(2,075)	(70,936)	(56,876)	12,524
Timken Co. (The)	Morgan Stanley	(145)	(11,429)	(7,692)	3,552
Toro Co. (The)	Morgan Stanley	(1,650)	(137,516)	(125,053)	11,722
Trane Technologies PLC (Ireland)	Morgan Stanley	(1,273)	(172,281)	(165,325)	6,887
Triumph Group, Inc.	Morgan Stanley	(53)	(688)	(709)	(22)
United Rentals, Inc.	Morgan Stanley	(147)	(57,768)	(35,708)	22,015
Univar Solutions, Inc.	Morgan Stanley	(4,904)	(144,621)	(121,962)	22,545
Valmont Industries, Inc.	Morgan Stanley	(442)	(108,470)	(99,286)	8,536

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Vertiv Holdings Co.	Morgan Stanley	(23,259)	$(286,849)	$(191,189)	$95,435
Vicor Corp.	Morgan Stanley	(1,675)	(140,249)	(91,673)	48,466
Watsco, Inc.	Morgan Stanley	(66)	(19,061)	(15,762)	3,284
Welbilt, Inc.	Morgan Stanley	(3,550)	(83,777)	(84,525)	(814)
WESCO International, Inc.	Morgan Stanley	(1,496)	(188,498)	(160,222)	28,129
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(754)	(26,381)	(24,445)	1,916
Woodward, Inc.	Morgan Stanley	(724)	(78,665)	(66,963)	11,477
		(256,838)	(11,359,423)	(9,395,983)	1,924,984
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	(1,607)	(66,944)	(69,776)	(2,872)
ACV Auctions, Inc., Class A	Morgan Stanley	(3,274)	(25,699)	(21,412)	4,267
Alight, Inc., Class A	Morgan Stanley	(20,160)	(164,561)	(136,080)	28,353
ASGN, Inc.	Morgan Stanley	(457)	(53,159)	(41,244)	11,873
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(773)	(68,243)	(69,848)	(1,787)
BrightView Holdings, Inc.	Morgan Stanley	(1,246)	(16,568)	(14,952)	1,603
CACI International, Inc., Class A	Morgan Stanley	(191)	(51,797)	(53,820)	(2,063)
CBIZ, Inc.	Morgan Stanley	(164)	(6,368)	(6,553)	(190)
Cimpress PLC (Ireland)	Morgan Stanley	(9)	(352)	(350)	2
Clarivate PLC (Jersey)	Morgan Stanley	(4,192)	(84,051)	(58,101)	25,884
Clean Harbors, Inc.	Morgan Stanley	(2,181)	(199,775)	(191,208)	8,410
CoStar Group, Inc.	Morgan Stanley	(426)	(42,154)	(25,735)	16,387
Driven Brands Holdings, Inc.	Morgan Stanley	(2,972)	(87,219)	(81,849)	5,295
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(7,342)	(143,936)	(110,350)	33,473
FTI Consulting, Inc.	Morgan Stanley	(622)	(102,359)	(112,489)	(10,209)
GFL Environmental, Inc. (Canada)	Morgan Stanley	(2,131)	(82,620)	(54,980)	27,527
Harsco Corp.	Morgan Stanley	(3,389)	(50,567)	(24,096)	26,431
Healthcare Services Group, Inc.	Morgan Stanley	(1,570)	(27,497)	(27,334)	(159)
HNI Corp.	Morgan Stanley	(677)	(25,015)	(23,485)	1,413
Huron Consulting Group, Inc.	Morgan Stanley	(467)	(27,707)	(30,350)	(2,664)
IAA, Inc.	Morgan Stanley	(2,066)	(78,895)	(67,703)	11,260
ICF International, Inc.	Morgan Stanley	(414)	(39,959)	(39,330)	544
Insperity, Inc.	Morgan Stanley	(354)	(37,159)	(35,340)	385
KAR Auction Services, Inc.	Morgan Stanley	(1,350)	(23,518)	(19,939)	3,561
Leidos Holdings, Inc.	Morgan Stanley	(2,933)	(299,130)	(295,382)	2,307
ManTech International Corp., Class A	Morgan Stanley	(644)	(54,930)	(61,470)	(7,130)
MillerKnoll, Inc.	Morgan Stanley	(3,010)	(115,049)	(79,073)	34,594
MSA Safety, Inc.	Morgan Stanley	(191)	(23,352)	(23,124)	209
Pitney Bowes, Inc.	Morgan Stanley	(8,834)	(77,192)	(31,979)	43,272
Science Applications International Corp.	Morgan Stanley	(173)	(16,013)	(16,106)	(106)
Steelcase, Inc., Class A	Morgan Stanley	(2,864)	(33,348)	(30,731)	2,553
Stericycle, Inc.	Morgan Stanley	(1,586)	(82,085)	(69,546)	12,475
Sterling Check Corp.	Morgan Stanley	(525)	(8,944)	(8,563)	374
TrueBlue, Inc.	Morgan Stanley	(216)	(6,169)	(3,866)	2,298
UniFirst Corp.	Morgan Stanley	(403)	(71,289)	(69,389)	1,723
Upwork, Inc.	Morgan Stanley	(11,948)	(390,310)	(247,085)	142,920
Viad Corp.	Morgan Stanley	(533)	(23,193)	(14,716)	8,459
Waste Connections, Inc. (Canada)	Morgan Stanley	(257)	(32,503)	(31,858)	519
		(92,151)	(2,739,629)	(2,299,212)	431,191

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(294)	$(12,002)	$(12,254)	$(261)
BRP, Inc. (Canada)	Morgan Stanley	(220)	(14,345)	(13,532)	778
Brunswick Corp.	Morgan Stanley	(2,705)	(230,136)	(176,853)	51,910
Callaway Golf Co.	Morgan Stanley	(8,750)	(231,238)	(178,500)	52,619
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(2,185)	(85,334)	(39,352)	45,915
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	(867)	(40,045)	(35,556)	5,096
Carter's, Inc.	Morgan Stanley	(1,591)	(141,806)	(112,134)	28,477
Clarus Corp.	Morgan Stanley	(214)	(4,060)	(4,064)	(7)
Columbia Sportswear Co.	Morgan Stanley	(494)	(40,065)	(35,361)	4,694
Crocs, Inc.	Morgan Stanley	(2,419)	(124,340)	(117,733)	6,447
Deckers Outdoor Corp.	Morgan Stanley	(92)	(40,066)	(23,492)	19,046
Garmin Ltd. (Switzerland)	Morgan Stanley	(2,854)	(315,093)	(280,405)	34,220
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(3,039)	(92,818)	(87,462)	5,014
Hanesbrands, Inc.	Morgan Stanley	(6,696)	(90,328)	(68,902)	20,317
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(532)	(121,473)	(86,402)	35,335
Installed Building Products, Inc.	Morgan Stanley	(815)	(103,860)	(67,775)	34,652
iRobot Corp.	Morgan Stanley	(1,637)	(92,033)	(60,160)	31,802
Latham Group, Inc.	Morgan Stanley	(124)	(899)	(859)	39
La-Z-Boy, Inc.	Morgan Stanley	(1,775)	(56,228)	(42,085)	13,679
Leggett & Platt, Inc.	Morgan Stanley	(590)	(26,185)	(20,402)	5,008
Lululemon Athletica, Inc.	Morgan Stanley	(335)	(94,447)	(91,324)	3,049
Malibu Boats, Inc., Class A	Morgan Stanley	(173)	(15,047)	(9,119)	5,916
Peloton Interactive, Inc., Class A	Morgan Stanley	(7,779)	(357,409)	(71,411)	285,718
Polaris, Inc.	Morgan Stanley	(3,585)	(393,820)	(355,919)	34,413
Skechers U.S.A., Inc., Class A	Morgan Stanley	(3,733)	(175,977)	(132,820)	44,645
TopBuild Corp.	Morgan Stanley	(886)	(189,171)	(148,104)	42,176
Wolverine World Wide, Inc.	Morgan Stanley	(4,010)	(97,953)	(80,842)	16,315
YETI Holdings, Inc.	Morgan Stanley	(2,896)	(175,329)	(125,310)	49,882
		(61,290)	(3,361,507)	(2,478,132)	876,894
Consumer Services
ADT, Inc.	Morgan Stanley	(15,900)	(148,842)	(97,785)	48,321
Bally's Corp.	Morgan Stanley	(3,167)	(139,909)	(62,643)	77,156
Caesars Entertainment, Inc.	Morgan Stanley	(4,231)	(213,959)	(162,047)	51,744
Chegg, Inc.	Morgan Stanley	(6,213)	(122,089)	(116,680)	5,314
Coursera, Inc.	Morgan Stanley	(3,658)	(59,160)	(51,870)	7,243
Domino's Pizza, Inc.	Morgan Stanley	(1,142)	(439,071)	(445,049)	(6,814)
DraftKings, Inc., Class A	Morgan Stanley	(5,553)	(156,530)	(64,804)	91,604
Jack in the Box, Inc.	Morgan Stanley	(1,545)	(96,377)	(86,613)	9,580
Las Vegas Sands Corp.	Morgan Stanley	(1,157)	(41,439)	(38,864)	2,544
Light & Wonder, Inc.	Morgan Stanley	(1,434)	(72,593)	(67,384)	5,153
Mister Car Wash, Inc.	Morgan Stanley	(5,201)	(70,042)	(56,587)	13,400
Monarch Casino & Resort, Inc.	Morgan Stanley	(366)	(17,221)	(21,473)	(4,266)
Planet Fitness, Inc., Class A	Morgan Stanley	(5,017)	(340,480)	(341,206)	(993)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(11,519)	(564,876)	(402,128)	162,305
Shake Shack, Inc., Class A	Morgan Stanley	(2,531)	(165,010)	(99,924)	64,957
Terminix Global Holdings, Inc.	Morgan Stanley	(1,333)	(59,907)	(54,186)	5,673
Wendy's Co. (The)	Morgan Stanley	(14,542)	(305,715)	(274,553)	29,046
Wingstop, Inc.	Morgan Stanley	(1,460)	(253,727)	(109,164)	137,756
		(85,969)	(3,266,947)	(2,552,960)	699,723

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Diversified Financials
Blucora, Inc.	Morgan Stanley	(1,583)	$(30,504)	$(29,222)	$1,259
Donnelley Financial Solutions, Inc.	Morgan Stanley	(198)	(5,769)	(5,799)	(35)
Northern Trust Corp.	Morgan Stanley	(457)	(52,416)	(44,091)	8,003
S&P Global, Inc.	Morgan Stanley	(1,387)	(477,302)	(467,502)	8,662
State Street Corp.	Morgan Stanley	(1,509)	(113,226)	(93,030)	18,946
WisdomTree Investments, Inc.	Morgan Stanley	(5,055)	(28,938)	(25,629)	3,232
		(10,189)	(708,155)	(665,273)	40,067
Energy
Antero Midstream Corp.	Morgan Stanley	(6,758)	(70,600)	(61,160)	7,822
California Resources Corp.	Morgan Stanley	(5,281)	(224,802)	(203,318)	21,035
ChampionX Corp.	Morgan Stanley	(5,288)	(118,782)	(104,967)	13,325
Chesapeake Energy Corp.	Morgan Stanley	(841)	(68,512)	(68,205)	(1,623)
Civitas Resources, Inc.	Morgan Stanley	(4,197)	(256,095)	(219,461)	30,488
Clean Energy Fuels Corp.	Morgan Stanley	(5,346)	(26,369)	(23,950)	2,399
CNX Resources Corp.	Morgan Stanley	(1,781)	(32,973)	(29,315)	3,633
Core Laboratories NV (Netherlands)	Morgan Stanley	(2,393)	(67,993)	(47,405)	20,496
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(5,103)	(29,323)	(36,333)	(7,559)
Delek U.S. Holdings, Inc.	Morgan Stanley	(1,588)	(29,875)	(41,034)	(11,183)
Denison Mines Corp. (Canada)	Morgan Stanley	(38,795)	(45,784)	(37,748)	8,001
Earthstone Energy, Inc., Class A	Morgan Stanley	(3,366)	(57,391)	(45,946)	11,401
Energy Fuels, Inc. (Canada)	Morgan Stanley	(6,192)	(39,287)	(30,403)	8,854
Enerplus Corp. (Canada)	Morgan Stanley	(3,056)	(24,867)	(40,431)	(15,971)
Equitrans Midstream Corp.	Morgan Stanley	(11,490)	(95,082)	(73,076)	20,265
Green Plains, Inc.	Morgan Stanley	(1,502)	(43,668)	(40,809)	2,824
Hess Corp.	Morgan Stanley	(2,236)	(256,617)	(236,882)	19,154
HF Sinclair Corp.	Morgan Stanley	(9,587)	(381,312)	(432,949)	(54,761)
Kinder Morgan, Inc.	Morgan Stanley	(7,783)	(151,267)	(130,443)	19,681
Kinetik Holdings, Inc.	Morgan Stanley	(948)	(36,727)	(32,365)	4,334
Kosmos Energy Ltd.	Morgan Stanley	(22,612)	(140,418)	(139,968)	340
Laredo Petroleum, Inc.	Morgan Stanley	(585)	(41,114)	(40,330)	752
Liberty Energy, Inc.	Morgan Stanley	(6,847)	(82,814)	(87,368)	(4,618)
Matador Resources Co.	Morgan Stanley	(557)	(32,174)	(25,951)	6,169
New Fortress Energy, Inc.	Morgan Stanley	(798)	(24,607)	(31,577)	(7,603)
NexGen Energy Ltd. (Canada)	Morgan Stanley	(13,563)	(57,546)	(48,691)	8,810
Noble Corp. (Cayman Islands)	Morgan Stanley	(3,511)	(114,788)	(89,004)	25,695
Northern Oil and Gas, Inc.	Morgan Stanley	(2,592)	(60,929)	(65,474)	(5,424)
NOV, Inc.	Morgan Stanley	(1,106)	(21,055)	(18,702)	2,281
Par Pacific Holdings, Inc.	Morgan Stanley	(3,752)	(60,680)	(58,494)	2,139
Patterson-UTI Energy, Inc.	Morgan Stanley	(1,732)	(16,515)	(27,296)	(11,215)
Ranger Oil Corp., Class A	Morgan Stanley	(664)	(24,006)	(21,826)	2,161
Southwestern Energy Co.	Morgan Stanley	(12,761)	(67,680)	(79,756)	(12,129)
TC Energy Corp. (Canada)	Morgan Stanley	(5,238)	(282,368)	(271,381)	3,731
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(1,524)	(14,165)	(10,257)	3,898
Tellurian, Inc.	Morgan Stanley	(22,144)	(74,324)	(65,989)	8,276
Transocean Ltd. (Switzerland)	Morgan Stanley	(40,033)	(158,992)	(133,310)	25,557
Uranium Energy Corp.	Morgan Stanley	(20,499)	(81,753)	(63,137)	18,552
World Fuel Services Corp.	Morgan Stanley	(3,449)	(82,755)	(70,567)	11,920
		(287,498)	(3,496,009)	(3,285,278)	181,907

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(3,264)	$(206,035)	$(203,412)	$2,461
Casey's General Stores, Inc.	Morgan Stanley	(754)	(150,004)	(139,475)	9,692
Grocery Outlet Holding Corp.	Morgan Stanley	(1,263)	(50,221)	(53,842)	(4,144)
Performance Food Group Co.	Morgan Stanley	(1,707)	(77,393)	(78,488)	(1,752)
United Natural Foods, Inc.	Morgan Stanley	(791)	(32,002)	(31,165)	812
		(7,779)	(515,655)	(506,382)	7,069
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(2,306)	(63,175)	(54,837)	5,161
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(234)	(92,102)	(70,895)	21,135
Campbell Soup Co.	Morgan Stanley	(514)	(25,889)	(24,698)	1,307
Celsius Holdings, Inc.	Morgan Stanley	(1,954)	(162,518)	(127,518)	34,872
Flowers Foods, Inc.	Morgan Stanley	(4,049)	(105,958)	(106,570)	(1,484)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(246)	(6,255)	(7,264)	(1,014)
Freshpet, Inc.	Morgan Stanley	(4,266)	(389,172)	(221,363)	167,505
Ingredion, Inc.	Morgan Stanley	(2,209)	(201,319)	(194,745)	3,639
J & J Snack Foods Corp.	Morgan Stanley	(458)	(62,874)	(63,964)	(1,453)
J M Smucker Co. (The)	Morgan Stanley	(344)	(47,462)	(44,035)	3,248
John B Sanfilippo & Son, Inc.	Morgan Stanley	(136)	(9,827)	(9,859)	(39)
Lamb Weston Holdings, Inc.	Morgan Stanley	(646)	(49,475)	(46,163)	2,825
Lancaster Colony Corp.	Morgan Stanley	(1,127)	(165,902)	(145,135)	19,936
McCormick & Co, Inc., Non Voting Shares	Morgan Stanley	(748)	(67,544)	(62,271)	5,179
MGP Ingredients, Inc.	Morgan Stanley	(438)	(22,431)	(43,839)	(22,033)
Mission Produce, Inc.	Morgan Stanley	(467)	(6,860)	(6,655)	200
Monster Beverage Corp.	Morgan Stanley	(3,958)	(350,095)	(366,907)	(18,998)
National Beverage Corp.	Morgan Stanley	(845)	(38,892)	(41,354)	(2,492)
Primo Water Corp. (Canada)	Morgan Stanley	(1,516)	(21,819)	(20,284)	1,372
Simply Good Foods Co. (The)	Morgan Stanley	(1,929)	(74,700)	(72,858)	1,783
Universal Corp.	Morgan Stanley	(725)	(42,049)	(43,862)	(2,097)
Utz Brands, Inc.	Morgan Stanley	(3,408)	(67,329)	(47,099)	19,551
		(32,523)	(2,073,647)	(1,822,175)	238,103
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(7,346)	(151,031)	(57,593)	93,320
AdaptHealth Corp.	Morgan Stanley	(5,543)	(117,249)	(99,996)	17,162
Agiliti, Inc.	Morgan Stanley	(227)	(4,450)	(4,656)	(209)
Alphatec Holdings, Inc.	Morgan Stanley	(5,999)	(70,029)	(39,233)	30,741
American Well Corp., Class A	Morgan Stanley	(1,776)	(26,138)	(7,672)	18,445
Artivion, Inc.	Morgan Stanley	(106)	(2,028)	(2,001)	26
Baxter International, Inc.	Morgan Stanley	(1,932)	(164,518)	(124,092)	42,371
Becton Dickinson and Co.	Morgan Stanley	(117)	(29,832)	(28,844)	863
Boston Scientific Corp.	Morgan Stanley	(7,444)	(292,923)	(277,438)	15,256
Brookdale Senior Living, Inc.	Morgan Stanley	(6,039)	(38,344)	(27,417)	10,897
Cardinal Health, Inc.	Morgan Stanley	(1,916)	(101,648)	(100,149)	610
Centene Corp.	Morgan Stanley	(165)	(13,980)	(13,961)	476
Certara, Inc.	Morgan Stanley	(1,314)	(34,480)	(28,198)	6,255
Change Healthcare, Inc.	Morgan Stanley	(3,694)	(82,647)	(85,184)	(2,979)
CONMED Corp.	Morgan Stanley	(820)	(91,013)	(78,523)	12,274
CorVel Corp.	Morgan Stanley	(3)	(445)	(442)	3
Covetrus, Inc.	Morgan Stanley	(2,991)	(95,202)	(62,063)	33,233

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
CryoPort, Inc.	Morgan Stanley	(232)	$(13,482)	$(7,187)	$6,285
Cutera, Inc.	Morgan Stanley	(708)	(30,430)	(26,550)	3,857
Doximity, Inc., Class A	Morgan Stanley	(1,655)	(64,043)	(57,627)	6,366
Embecta Corp.	Morgan Stanley	(1,259)	(34,719)	(31,878)	2,814
Encompass Health Corp.	Morgan Stanley	(1,253)	(83,269)	(70,231)	12,724
Figs, Inc., Class A	Morgan Stanley	(1,975)	(39,774)	(17,992)	21,751
Glaukos Corp.	Morgan Stanley	(217)	(10,818)	(9,856)	953
GoodRx Holdings, Inc., Class A	Morgan Stanley	(4,089)	(105,292)	(24,207)	81,003
Guardant Health, Inc.	Morgan Stanley	(4,406)	(349,021)	(177,738)	171,010
Haemonetics Corp.	Morgan Stanley	(425)	(48,217)	(27,701)	20,478
Health Catalyst, Inc.	Morgan Stanley	(2,649)	(90,296)	(38,384)	51,841
HealthEquity, Inc.	Morgan Stanley	(3,638)	(215,774)	(223,337)	(7,732)
Heska Corp.	Morgan Stanley	(255)	(23,868)	(24,100)	(250)
Humana, Inc.	Morgan Stanley	(165)	(75,206)	(77,232)	(2,185)
ICU Medical, Inc.	Morgan Stanley	(658)	(108,890)	(108,169)	636
Inari Medical, Inc.	Morgan Stanley	(3,477)	(249,435)	(236,401)	12,838
Inspire Medical Systems, Inc.	Morgan Stanley	(198)	(34,854)	(36,169)	(1,342)
Insulet Corp.	Morgan Stanley	(504)	(146,543)	(109,842)	36,586
Integer Holdings Corp.	Morgan Stanley	(1,364)	(107,186)	(96,380)	10,723
Laboratory Corp. of America Holdings	Morgan Stanley	(392)	(94,779)	(91,869)	2,582
LeMaitre Vascular, Inc.	Morgan Stanley	(31)	(1,419)	(1,412)	8
LHC Group, Inc.	Morgan Stanley	(1,395)	(223,016)	(217,257)	5,253
LifeStance Health Group, Inc.	Morgan Stanley	(3,719)	(30,223)	(20,678)	9,522
Meridian Bioscience, Inc.	Morgan Stanley	(505)	(12,631)	(15,362)	(2,741)
Mesa Laboratories, Inc.	Morgan Stanley	(215)	(51,355)	(43,847)	7,350
Multiplan Corp.	Morgan Stanley	(2,856)	(16,281)	(15,679)	590
National Research Corp.	Morgan Stanley	(18)	(686)	(689)	(7)
Nevro Corp.	Morgan Stanley	(2,341)	(138,190)	(102,606)	35,476
Novocure Ltd. (Jersey)	Morgan Stanley	(1,367)	(135,360)	(95,006)	40,248
NuVasive, Inc.	Morgan Stanley	(1,135)	(64,673)	(55,797)	9,034
Oak Street Health, Inc.	Morgan Stanley	(4,020)	(209,717)	(66,089)	143,465
Omnicell, Inc.	Morgan Stanley	(1,529)	(175,189)	(173,924)	1,129
Outset Medical, Inc.	Morgan Stanley	(1,789)	(64,097)	(26,585)	37,463
Owens & Minor, Inc.	Morgan Stanley	(1,353)	(44,536)	(42,552)	1,949
Patterson Cos., Inc.	Morgan Stanley	(748)	(23,157)	(22,664)	204
Penumbra, Inc.	Morgan Stanley	(174)	(48,264)	(21,666)	26,560
Phreesia, Inc.	Morgan Stanley	(3,598)	(116,547)	(89,986)	26,400
Progyny, Inc.	Morgan Stanley	(3,870)	(182,949)	(112,423)	70,382
RadNet, Inc.	Morgan Stanley	(2,489)	(46,530)	(43,010)	3,484
Schrodinger, Inc.	Morgan Stanley	(3,977)	(219,420)	(105,033)	114,216
Select Medical Holdings Corp.	Morgan Stanley	(1,010)	(23,988)	(23,856)	113
Signify Health, Inc., Class A	Morgan Stanley	(3,673)	(48,108)	(50,687)	(2,617)
Silk Road Medical, Inc.	Morgan Stanley	(2,282)	(100,433)	(83,042)	17,313
STERIS PLC (Ireland)	Morgan Stanley	(931)	(201,551)	(191,926)	9,131
Surgery Partners, Inc.	Morgan Stanley	(2,393)	(113,193)	(69,206)	43,899
Tandem Diabetes Care, Inc.	Morgan Stanley	(775)	(53,837)	(45,872)	7,923
Teladoc Health, Inc.	Morgan Stanley	(2,261)	(92,241)	(75,088)	17,081

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Treace Medical Concepts, Inc.	Morgan Stanley	(288)	$(4,432)	$(4,130)	$299
U.S. Physical Therapy, Inc.	Morgan Stanley	(356)	(36,738)	(38,875)	(2,275)
		(128,049)	(5,720,614)	(4,385,259)	1,330,534
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(753)	(32,700)	(30,128)	2,547
Clorox Co. (The)	Morgan Stanley	(327)	(53,938)	(46,100)	7,197
Colgate-Palmolive Co.	Morgan Stanley	(1,147)	(91,386)	(91,921)	(412)
Edgewell Personal Care Co.	Morgan Stanley	(1,745)	(63,873)	(60,237)	3,369
Energizer Holdings, Inc.	Morgan Stanley	(5,319)	(179,453)	(150,794)	25,941
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(237)	(61,955)	(60,357)	1,725
Inter Parfums, Inc.	Morgan Stanley	(564)	(43,965)	(41,206)	2,696
Olaplex Holdings, Inc.	Morgan Stanley	(1,570)	(39,349)	(22,121)	17,197
Reynolds Consumer Products, Inc.	Morgan Stanley	(1,043)	(31,046)	(28,443)	1,958
		(12,705)	(597,665)	(531,307)	62,218
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(8,640)	(485,625)	(395,366)	86,595
Air Products and Chemicals, Inc.	Morgan Stanley	(1,262)	(304,387)	(303,486)	(1,381)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(24,811)	(199,111)	(174,173)	24,554
Allegheny Technologies, Inc.	Morgan Stanley	(2,997)	(78,343)	(68,062)	10,220
AptarGroup, Inc.	Morgan Stanley	(343)	(44,871)	(35,401)	9,105
Arconic Corp.	Morgan Stanley	(4,340)	(115,090)	(121,737)	(6,737)
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(4,444)	(138,609)	(98,257)	40,244
Berry Global Group, Inc.	Morgan Stanley	(2,944)	(175,707)	(160,860)	14,709
Cabot Corp.	Morgan Stanley	(770)	(54,911)	(49,118)	5,567
Centerra Gold, Inc. (Canada)	Morgan Stanley	(24)	(168)	(162)	6
Century Aluminum Co.	Morgan Stanley	(609)	(10,080)	(4,488)	5,584
Coeur Mining, Inc.	Morgan Stanley	(59,975)	(308,168)	(182,324)	125,603
Commercial Metals Co.	Morgan Stanley	(5,232)	(201,487)	(173,179)	27,514
Compass Minerals International, Inc.	Morgan Stanley	(376)	(23,430)	(13,307)	10,046
Crown Holdings, Inc.	Morgan Stanley	(1,186)	(127,166)	(109,314)	17,569
Ecovyst, Inc.	Morgan Stanley	(243)	(2,411)	(2,394)	16
Element Solutions, Inc.	Morgan Stanley	(6,043)	(138,996)	(107,565)	30,440
Equinox Gold Corp. (Canada)	Morgan Stanley	(18,682)	(187,069)	(82,948)	103,974
ERO Copper Corp. (Canada)	Morgan Stanley	(101)	(1,069)	(851)	217
First Majestic Silver Corp. (Canada)	Morgan Stanley	(1,840)	(14,706)	(13,211)	1,483
FMC Corp.	Morgan Stanley	(1,413)	(173,933)	(151,205)	22,055
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(31,205)	(106,689)	(88,622)	17,983
GCP Applied Technologies, Inc.	Morgan Stanley	(3,236)	(101,777)	(101,222)	475
Graphic Packaging Holding Co.	Morgan Stanley	(7,662)	(156,663)	(157,071)	(1,747)
Hawkins, Inc.	Morgan Stanley	(66)	(2,367)	(2,378)	(13)
HB Fuller Co.	Morgan Stanley	(2,563)	(176,446)	(154,318)	21,538
IAMGOLD Corp. (Canada)	Morgan Stanley	(64,301)	(170,031)	(103,525)	66,374
Innospec, Inc.	Morgan Stanley	(7)	(664)	(671)	(3)
International Flavors & Fragrances, Inc.	Morgan Stanley	(215)	(32,007)	(25,611)	5,601
Kinross Gold Corp. (Canada)	Morgan Stanley	(119,570)	(521,658)	(428,061)	91,541
Lithium Americas Corp. (Canada)	Morgan Stanley	(13,287)	(287,271)	(267,467)	19,579
MAG Silver Corp. (Canada)	Morgan Stanley	(33)	(405)	(414)	(10)
MP Materials Corp.	Morgan Stanley	(279)	(16,265)	(8,950)	7,302

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
NewMarket Corp.	Morgan Stanley	(99)	$(32,225)	$(29,795)	$2,180
Novagold Resources, Inc. (Canada)	Morgan Stanley	(799)	(9,042)	(3,843)	5,341
Piedmont Lithium, Inc.	Morgan Stanley	(153)	(6,282)	(5,571)	707
PPG Industries, Inc.	Morgan Stanley	(705)	(91,517)	(80,610)	10,475
Quaker Chemical Corp.	Morgan Stanley	(601)	(114,661)	(89,862)	24,203
Ranpak Holdings Corp.	Morgan Stanley	(3,242)	(54,913)	(22,694)	32,176
RPM International, Inc.	Morgan Stanley	(1,480)	(131,915)	(116,506)	14,153
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(902)	(43,586)	(29,622)	13,779
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(1,193)	(35,370)	(29,968)	4,550
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(4,395)	(535,419)	(347,161)	183,904
Silgan Holdings, Inc.	Morgan Stanley	(477)	(20,528)	(19,724)	733
Sonoco Products Co.	Morgan Stanley	(4,265)	(251,655)	(243,276)	6,744
Stepan Co.	Morgan Stanley	(382)	(44,647)	(38,716)	5,491
TriMas Corp.	Morgan Stanley	(20)	(546)	(554)	(8)
Trinseo PLC (Ireland)	Morgan Stanley	(1,745)	(90,172)	(67,113)	22,397
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(133)	(2,238)	(2,234)	(34)
Valvoline, Inc.	Morgan Stanley	(5,749)	(186,240)	(165,744)	19,933
Vulcan Materials Co.	Morgan Stanley	(907)	(170,286)	(128,885)	41,978
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	(754)	(38,081)	(27,167)	12,444
Worthington Industries, Inc.	Morgan Stanley	(2,247)	(115,199)	(99,093)	15,114
		(418,947)	(6,332,102)	(5,133,856)	1,172,263
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(574)	(2,365)	(2,181)	182
Altice U.S.A., Inc., Class A	Morgan Stanley	(7,878)	(81,698)	(72,871)	8,762
AMC Networks, Inc., Class A	Morgan Stanley	(981)	(33,670)	(28,567)	5,077
Angi, Inc.	Morgan Stanley	(16,703)	(186,261)	(76,500)	109,616
Cable One, Inc.	Morgan Stanley	(111)	(214,692)	(143,115)	70,776
Cardlytics, Inc.	Morgan Stanley	(454)	(43,087)	(10,129)	32,924
Cargurus, Inc.	Morgan Stanley	(12,612)	(404,918)	(271,032)	133,569
DISH Network Corp., Class A	Morgan Stanley	(15,772)	(358,244)	(282,792)	75,172
EW Scripps Co. (The), Class A	Morgan Stanley	(2,448)	(30,505)	(30,527)	(259)
Gray Television, Inc.	Morgan Stanley	(7,217)	(151,961)	(121,895)	29,393
IAC	Morgan Stanley	(2,945)	(303,950)	(223,732)	79,980
iHeartMedia, Inc., Class A	Morgan Stanley	(83)	(657)	(670)	(13)
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(3,927)	(54,363)	(34,675)	19,645
Madison Square Garden Entertainment Corp.	Morgan Stanley	(469)	(27,927)	(24,679)	3,226
Magnite, Inc.	Morgan Stanley	(10,043)	(191,247)	(89,182)	101,915
Paramount Global, Class B	Morgan Stanley	(3,860)	(129,163)	(95,265)	34,918
ROBLOX Corp., Class A	Morgan Stanley	(7,161)	(308,571)	(235,310)	73,019
Roku, Inc.	Morgan Stanley	(3,897)	(404,068)	(320,100)	81,998
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(700)	(20,042)	(14,280)	5,716
Snap, Inc., Class A	Morgan Stanley	(26,340)	(530,077)	(345,844)	183,817
TechTarget, Inc.	Morgan Stanley	(484)	(37,862)	(31,808)	6,040
Vimeo, Inc.	Morgan Stanley	(1,907)	(20,486)	(11,480)	8,990
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(566)	(35,942)	(35,369)	485
ZoomInfo Technologies, Inc.	Morgan Stanley	(2,069)	(112,600)	(68,774)	43,738
		(129,201)	(3,684,356)	(2,570,777)	1,108,686

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(5,749)	$(411,089)	$(260,142)	$150,625
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	(6,995)	(67,739)	(74,497)	(6,811)
Adaptive Biotechnologies Corp.	Morgan Stanley	(7,290)	(176,276)	(58,976)	117,162
Agilent Technologies, Inc.	Morgan Stanley	(2,854)	(346,981)	(338,970)	7,534
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(453)	(29,280)	(20,485)	8,773
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(304)	(15,506)	(10,704)	4,790
Arvinas, Inc.	Morgan Stanley	(1,640)	(126,160)	(69,028)	57,034
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(6,440)	(77,085)	(64,722)	12,381
Avid Bioservices, Inc.	Morgan Stanley	(998)	(28,914)	(15,229)	13,662
Avidity Biosciences, Inc.	Morgan Stanley	(26)	(372)	(378)	(6)
Axsome Therapeutics, Inc.	Morgan Stanley	(1,352)	(67,572)	(51,782)	15,654
Azenta, Inc.	Morgan Stanley	(1,829)	(208,655)	(131,871)	76,464
Bridgebio Pharma, Inc.	Morgan Stanley	(1,237)	(45,843)	(11,232)	34,575
CareDx, Inc.	Morgan Stanley	(3,375)	(103,944)	(72,495)	31,368
Catalent, Inc.	Morgan Stanley	(1,209)	(152,950)	(129,714)	23,117
ChemoCentryx, Inc.	Morgan Stanley	(1,285)	(33,634)	(31,842)	1,783
Codexis, Inc.	Morgan Stanley	(1,045)	(16,287)	(10,931)	5,344
Dynavax Technologies Corp.	Morgan Stanley	(187)	(2,351)	(2,354)	(5)
Elanco Animal Health, Inc.	Morgan Stanley	(4,711)	(113,384)	(92,477)	20,819
Emergent BioSolutions, Inc.	Morgan Stanley	(2,553)	(91,535)	(79,245)	12,218
Erasca, Inc.	Morgan Stanley	(10)	(53)	(56)	(3)
Exact Sciences Corp.	Morgan Stanley	(112)	(8,614)	(4,412)	4,196
Harmony Biosciences Holdings, Inc.	Morgan Stanley	(405)	(20,670)	(19,752)	903
ImmunityBio, Inc.	Morgan Stanley	(194)	(717)	(722)	(5)
Intellia Therapeutics, Inc.	Morgan Stanley	(188)	(20,154)	(9,731)	10,408
Iovance Biotherapeutics, Inc.	Morgan Stanley	(283)	(3,040)	(3,124)	(86)
IVERIC bio, Inc.	Morgan Stanley	(2,670)	(27,473)	(25,685)	1,766
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(2,654)	(394,481)	(414,051)	(20,421)
Keros Therapeutics, Inc.	Morgan Stanley	(37)	(1,679)	(1,022)	656
MannKind Corp.	Morgan Stanley	(3,525)	(14,629)	(13,430)	1,187
Medpace Holdings, Inc.	Morgan Stanley	(187)	(28,189)	(27,988)	179
NanoString Technologies, Inc.	Morgan Stanley	(3,917)	(143,513)	(49,746)	93,655
Nektar Therapeutics	Morgan Stanley	(2,536)	(31,128)	(9,637)	21,467
NeoGenomics, Inc.	Morgan Stanley	(14,336)	(241,083)	(116,838)	124,056
Neurocrine Biosciences, Inc.	Morgan Stanley	(4,352)	(382,338)	(424,233)	(42,195)
Novavax, Inc.	Morgan Stanley	(292)	(48,872)	(15,018)	33,816
Nuvation Bio, Inc.	Morgan Stanley	(50)	(163)	(176)	(13)
Pacific Biosciences of California, Inc.	Morgan Stanley	(14,961)	(85,969)	(66,128)	19,774
Pacira BioSciences, Inc.	Morgan Stanley	(925)	(56,089)	(53,927)	2,118
Perrigo Co. PLC (Ireland)	Morgan Stanley	(2,413)	(118,652)	(97,895)	18,323
Phibro Animal Health Corp., Class A	Morgan Stanley	(74)	(1,380)	(1,416)	(37)
Quanterix Corp.	Morgan Stanley	(868)	(23,236)	(14,053)	9,165
Relay Therapeutics, Inc.	Morgan Stanley	(83)	(1,378)	(1,390)	(13)
Revance Therapeutics, Inc.	Morgan Stanley	(1,997)	(29,667)	(27,599)	2,045
Sana Biotechnology, Inc.	Morgan Stanley	(256)	(3,861)	(1,646)	2,212
Sotera Health Co.	Morgan Stanley	(2,106)	(46,566)	(41,257)	5,273
SpringWorks Therapeutics, Inc.	Morgan Stanley	(1,236)	(63,252)	(30,430)	32,772
Sundial Growers, Inc. (Canada)	Morgan Stanley	(53,552)	(16,915)	(17,463)	(561)
Supernus Pharmaceuticals, Inc.	Morgan Stanley	(1,588)	(44,574)	(45,925)	(1,386)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Syndax Pharmaceuticals, Inc.	Morgan Stanley	(57)	$(1,068)	$(1,097)	$(29)
Syneos Health, Inc.	Morgan Stanley	(333)	(24,042)	(23,869)	154
Twist Bioscience Corp.	Morgan Stanley	(553)	(49,192)	(19,333)	29,821
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(1,751)	(86,922)	(104,465)	(17,637)
Vaxcyte, Inc.	Morgan Stanley	(60)	(1,228)	(1,306)	(78)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(73)	(20,997)	(20,571)	476
		(170,166)	(4,157,341)	(3,232,465)	918,439
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(952)	(29,365)	(9,054)	20,289
Abercrombie & Fitch Co., Class A	Morgan Stanley	(2,698)	(65,115)	(45,650)	19,414
Advance Auto Parts, Inc.	Morgan Stanley	(1,997)	(361,993)	(345,661)	13,877
American Eagle Outfitters, Inc.	Morgan Stanley	(5,848)	(80,754)	(65,381)	15,184
Big Lots, Inc.	Morgan Stanley	(554)	(20,811)	(11,617)	8,929
Boot Barn Holdings, Inc.	Morgan Stanley	(2,932)	(235,437)	(202,044)	33,208
Burlington Stores, Inc.	Morgan Stanley	(1,155)	(225,042)	(157,346)	68,352
Caleres, Inc.	Morgan Stanley	(1,207)	(33,437)	(31,672)	1,725
CarMax, Inc.	Morgan Stanley	(4,956)	(638,555)	(448,419)	189,636
Carvana Co.	Morgan Stanley	(2,939)	(231,054)	(66,363)	164,511
Chewy, Inc., Class A	Morgan Stanley	(9,215)	(459,322)	(319,945)	141,690
ContextLogic, Inc., Class A	Morgan Stanley	(31,357)	(61,227)	(50,171)	11,008
Dollar General Corp.	Morgan Stanley	(283)	(66,547)	(69,460)	(2,965)
DoorDash, Inc., Class A	Morgan Stanley	(3,198)	(218,774)	(205,216)	13,387
Five Below, Inc.	Morgan Stanley	(1,245)	(233,603)	(141,220)	92,200
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(4,822)	(424,876)	(303,593)	120,951
Foot Locker, Inc.	Morgan Stanley	(9,565)	(322,081)	(241,516)	80,360
Franchise Group, Inc.	Morgan Stanley	(590)	(24,507)	(20,691)	3,243
Funko, Inc., Class A	Morgan Stanley	(1,153)	(23,992)	(25,735)	(1,762)
Gap, Inc. (The)	Morgan Stanley	(7,916)	(81,882)	(65,228)	16,590
Kohl's Corp.	Morgan Stanley	(14,563)	(595,985)	(519,753)	71,359
Leslie's, Inc.	Morgan Stanley	(2,338)	(68,352)	(35,491)	33,153
Lithia Motors, Inc.	Morgan Stanley	(351)	(102,247)	(96,458)	5,717
National Vision Holdings, Inc.	Morgan Stanley	(2,773)	(111,409)	(76,257)	35,064
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(1,235)	(60,358)	(72,556)	(12,245)
Petco Health & Wellness Co., Inc.	Morgan Stanley	(18,682)	(335,677)	(275,373)	60,042
Pool Corp.	Morgan Stanley	(272)	(116,944)	(95,535)	20,985
Poshmark, Inc., Class A	Morgan Stanley	(3,110)	(61,874)	(31,442)	30,514
Qurate Retail, Inc.	Morgan Stanley	(46,048)	(252,078)	(132,158)	119,723
RH	Morgan Stanley	(103)	(27,131)	(21,863)	5,247
Sally Beauty Holdings, Inc.	Morgan Stanley	(3,521)	(61,363)	(41,970)	19,345
Sleep Number Corp.	Morgan Stanley	(1,386)	(66,182)	(42,897)	23,234
Stitch Fix, Inc., Class A	Morgan Stanley	(5,698)	(59,491)	(28,148)	31,297
Tractor Supply Co.	Morgan Stanley	(2,129)	(449,606)	(412,707)	35,242
Urban Outfitters, Inc.	Morgan Stanley	(3,277)	(82,026)	(61,149)	20,813
Wayfair, Inc., Class A	Morgan Stanley	(1,448)	(120,599)	(63,075)	57,430
Xometry, Inc., Class A	Morgan Stanley	(576)	(18,677)	(19,544)	(881)
		(202,092)	(6,428,373)	(4,852,358)	1,565,866
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(7,676)	(174,609)	(129,187)	45,285

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(1,997)	$(180,708)	$(130,724)	$50,117
Amkor Technology, Inc.	Morgan Stanley	(1,331)	(33,300)	(22,560)	10,561
CEVA, Inc.	Morgan Stanley	(390)	(15,792)	(13,088)	2,691
Cirrus Logic, Inc.	Morgan Stanley	(2,623)	(228,782)	(190,272)	38,907
Enphase Energy, Inc.	Morgan Stanley	(1,349)	(251,773)	(263,379)	(12,633)
First Solar, Inc.	Morgan Stanley	(6,980)	(497,341)	(475,547)	21,404
FormFactor, Inc.	Morgan Stanley	(1,516)	(61,276)	(58,715)	2,509
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(1,526)	(47,759)	(39,645)	8,076
Impinj, Inc.	Morgan Stanley	(1,464)	(77,303)	(85,893)	(8,650)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(6,001)	(161,454)	(98,236)	63,091
Ultra Clean Holdings, Inc.	Morgan Stanley	(2,184)	(68,010)	(65,018)	2,940
Wolfspeed, Inc.	Morgan Stanley	(8,619)	(627,020)	(546,876)	79,653
		(43,656)	(2,425,127)	(2,119,140)	303,951
Software & Services
8x8, Inc.	Morgan Stanley	(2,142)	(47,885)	(11,031)	36,816
ACI Worldwide, Inc.	Morgan Stanley	(120)	(3,075)	(3,107)	287
Alarm.com Holdings, Inc.	Morgan Stanley	(1,695)	(104,406)	(104,853)	(528)
Alkami Technology, Inc.	Morgan Stanley	(56)	(749)	(778)	(30)
Alteryx, Inc., Class A	Morgan Stanley	(922)	(113,228)	(44,643)	68,497
Amdocs Ltd. (Guernsey)	Morgan Stanley	(646)	(51,326)	(53,818)	(3,062)
Amplitude, Inc., Class A	Morgan Stanley	(1,134)	(21,680)	(16,205)	5,458
Appfolio, Inc., Class A	Morgan Stanley	(856)	(101,254)	(77,588)	23,587
AppLovin Corp., Class A	Morgan Stanley	(1,110)	(61,810)	(38,228)	23,534
Asana, Inc., Class A	Morgan Stanley	(3,310)	(151,119)	(58,190)	92,811
Aspen Technology, Inc.	Morgan Stanley	(347)	(62,057)	(63,737)	(1,728)
Atlassian Corp. PLC, Class A (United Kingdom)	Morgan Stanley	(596)	(130,654)	(111,690)	18,861
Avalara, Inc.	Morgan Stanley	(1,490)	(213,397)	(105,194)	108,036
BigCommerce Holdings, Inc.	Morgan Stanley	(4,557)	(107,460)	(73,823)	33,553
Bill.com Holdings, Inc.	Morgan Stanley	(3,596)	(399,965)	(395,344)	4,307
Blackbaud, Inc.	Morgan Stanley	(2,193)	(132,912)	(127,348)	5,461
Blackline, Inc.	Morgan Stanley	(575)	(42,531)	(38,295)	4,203
Block, Inc.	Morgan Stanley	(1,036)	(87,169)	(63,673)	23,429
Broadridge Financial Solutions, Inc.	Morgan Stanley	(267)	(38,181)	(38,061)	91
Ceridian HCM Holding, Inc.	Morgan Stanley	(91)	(8,987)	(4,284)	6,502
Citrix Systems, Inc.	Morgan Stanley	(208)	(26,095)	(20,211)	5,827
Clearwater Analytics Holdings, Inc., Class A	Morgan Stanley	(998)	(19,302)	(12,016)	7,271
Cloudflare, Inc., Class A	Morgan Stanley	(2,390)	(103,277)	(104,562)	(1,366)
CommVault Systems, Inc.	Morgan Stanley	(561)	(37,621)	(35,287)	2,305
Concentrix Corp.	Morgan Stanley	(413)	(63,647)	(56,019)	7,616
Conduent, Inc.	Morgan Stanley	(4,779)	(25,964)	(20,645)	5,276
Confluent, Inc., Class A	Morgan Stanley	(12,781)	(406,155)	(297,030)	108,807
Coupa Software, Inc.	Morgan Stanley	(2,991)	(401,279)	(170,786)	230,179
CSG Systems International, Inc.	Morgan Stanley	(22)	(1,311)	(1,313)	62
Digital Turbine, Inc.	Morgan Stanley	(1,189)	(87,509)	(20,772)	66,669
Docebo, Inc. (Canada)	Morgan Stanley	(4)	(113)	(114)	—
DocuSign, Inc.	Morgan Stanley	(2,467)	(148,863)	(141,556)	7,190
Dolby Laboratories, Inc., Class A	Morgan Stanley	(1,354)	(105,471)	(96,892)	8,185
Domo, Inc., Class B	Morgan Stanley	(1,151)	(53,094)	(31,998)	21,055
DoubleVerify Holdings, Inc.	Morgan Stanley	(3,208)	(71,391)	(72,725)	(1,390)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Duck Creek Technologies, Inc.	Morgan Stanley	(1,086)	$(27,749)	$(16,127)	$11,600
Dynatrace, Inc.	Morgan Stanley	(777)	(46,523)	(30,645)	15,842
Envestnet, Inc.	Morgan Stanley	(3,483)	(247,845)	(183,798)	63,853
Everbridge, Inc.	Morgan Stanley	(3,684)	(184,656)	(102,747)	81,764
EverCommerce, Inc.	Morgan Stanley	(226)	(2,031)	(2,043)	(13)
Evo Payments, Inc., Class A	Morgan Stanley	(164)	(4,512)	(3,857)	652
Fastly, Inc., Class A	Morgan Stanley	(6,267)	(172,289)	(72,760)	99,394
Five9, Inc.	Morgan Stanley	(374)	(39,945)	(34,086)	5,828
Flywire Corp.	Morgan Stanley	(1,119)	(18,580)	(19,728)	(1,162)
Grid Dynamics Holdings, Inc.	Morgan Stanley	(1,616)	(24,375)	(27,181)	(2,836)
Guidewire Software, Inc.	Morgan Stanley	(1,053)	(120,777)	(74,752)	45,931
Intapp, Inc.	Morgan Stanley	(256)	(4,675)	(3,748)	924
Jamf Holding Corp.	Morgan Stanley	(4,479)	(143,161)	(110,945)	32,104
JFrog Ltd. (Israel)	Morgan Stanley	(2,091)	(64,875)	(44,057)	20,767
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(5,353)	(243,560)	(119,372)	123,998
LivePerson, Inc.	Morgan Stanley	(8,005)	(171,615)	(113,191)	58,290
LiveRamp Holdings, Inc.	Morgan Stanley	(2,752)	(120,875)	(71,029)	50,072
Maximus, Inc.	Morgan Stanley	(656)	(42,165)	(41,007)	1,078
Monday.com Ltd. (Israel)	Morgan Stanley	(935)	(131,303)	(96,455)	34,745
nCino, Inc.	Morgan Stanley	(1,937)	(104,096)	(59,892)	44,123
NCR Corp.	Morgan Stanley	(908)	(28,151)	(28,248)	(118)
New Relic, Inc.	Morgan Stanley	(547)	(30,296)	(27,377)	2,895
Okta, Inc.	Morgan Stanley	(2,278)	(368,965)	(205,931)	162,745
Olo, Inc., Class A	Morgan Stanley	(3,194)	(34,772)	(31,525)	3,221
Palantir Technologies, Inc., Class A	Morgan Stanley	(7,968)	(59,520)	(72,270)	(12,796)
Palo Alto Networks, Inc.	Morgan Stanley	(283)	(144,570)	(139,785)	4,829
Paya Holdings, Inc.	Morgan Stanley	(119)	(763)	(782)	(19)
Paymentus Holdings, Inc., Class A	Morgan Stanley	(1,791)	(32,907)	(23,946)	8,936
Paysafe Ltd. (Bermuda)	Morgan Stanley	(7,847)	(46,715)	(15,302)	31,377
Perficient, Inc.	Morgan Stanley	(588)	(74,858)	(53,914)	20,886
Ping Identity Holding Corp.	Morgan Stanley	(2,321)	(83,672)	(42,103)	41,504
Procore Technologies, Inc.	Morgan Stanley	(1,126)	(60,682)	(51,109)	9,525
PROS Holdings, Inc.	Morgan Stanley	(809)	(33,824)	(21,220)	12,717
Q2 Holdings, Inc.	Morgan Stanley	(1,007)	(102,261)	(38,840)	63,341
Qualtrics International, Inc., Class A	Morgan Stanley	(11,161)	(184,310)	(139,624)	44,541
Qualys, Inc.	Morgan Stanley	(174)	(25,591)	(21,948)	3,623
Rackspace Technology, Inc.	Morgan Stanley	(3,554)	(84,792)	(25,482)	59,244
Rapid7, Inc.	Morgan Stanley	(1,122)	(76,347)	(74,950)	1,337
RingCentral, Inc., Class A	Morgan Stanley	(4,953)	(452,387)	(258,844)	193,189
SentinelOne, Inc., Class A	Morgan Stanley	(1,312)	(38,934)	(30,609)	8,295
Shift4 Payments, Inc., Class A	Morgan Stanley	(747)	(62,714)	(24,696)	37,969
Shopify, Inc., Class A (Canada)	Morgan Stanley	(6,784)	(252,489)	(211,932)	40,359
Smartsheet, Inc., Class A	Morgan Stanley	(5,156)	(247,671)	(162,053)	85,424
SolarWinds Corp.	Morgan Stanley	(1,765)	(35,793)	(18,091)	15,176
Sprinklr, Inc., Class A	Morgan Stanley	(440)	(4,602)	(4,448)	150
Sumo Logic, Inc.	Morgan Stanley	(3,621)	(56,568)	(27,121)	29,402
Switch, Inc., Class A	Morgan Stanley	(1,195)	(34,081)	(40,032)	(6,641)
TaskUS, Inc., Class A	Morgan Stanley	(2,316)	(56,073)	(39,048)	16,982
Toast, Inc., Class A	Morgan Stanley	(3,429)	(67,219)	(44,371)	22,795

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
TTEC Holdings, Inc.	Morgan Stanley	(148)	$(9,769)	$(10,048)	$(286)
Twilio, Inc., Class A	Morgan Stanley	(1,403)	(409,592)	(117,585)	291,686
Tyler Technologies, Inc.	Morgan Stanley	(126)	(60,964)	(41,892)	19,024
Unity Software, Inc.	Morgan Stanley	(4,027)	(146,858)	(148,274)	(1,531)
Varonis Systems, Inc.	Morgan Stanley	(66)	(1,955)	(2,015)	(61)
Vertex, Inc., Class A	Morgan Stanley	(193)	(2,119)	(2,187)	(69)
VMware, Inc., Class A	Morgan Stanley	(1,504)	(191,119)	(171,426)	20,122
Vonage Holdings Corp.	Morgan Stanley	(9,953)	(193,358)	(187,515)	5,692
WEX, Inc.	Morgan Stanley	(771)	(164,287)	(119,937)	45,299
Workiva, Inc.	Morgan Stanley	(308)	(20,107)	(20,325)	(233)
Zeta Global Holdings Corp., Class A	Morgan Stanley	(3,204)	(21,971)	(14,482)	7,472
Zoom Video Communications, Inc., Class A	Morgan Stanley	(1,851)	(212,475)	(199,852)	11,987
Zuora, Inc., Class A	Morgan Stanley	(2,120)	(31,559)	(18,974)	12,560
		(211,757)	(9,594,204)	(6,669,349)	2,917,275
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(2,276)	(22,589)	(22,077)	495
ADTRAN, Inc.	Morgan Stanley	(755)	(13,798)	(13,235)	529
Advanced Energy Industries, Inc.	Morgan Stanley	(1,150)	(104,136)	(83,927)	19,887
Avnet, Inc.	Morgan Stanley	(1,305)	(56,739)	(55,958)	(1,066)
Benchmark Electronics, Inc.	Morgan Stanley	(563)	(13,681)	(12,701)	881
Calix, Inc.	Morgan Stanley	(1,442)	(87,475)	(49,230)	38,177
Cognex Corp.	Morgan Stanley	(501)	(38,785)	(21,303)	17,421
CommScope Holding Co., Inc.	Morgan Stanley	(13,916)	(180,844)	(85,166)	95,537
Corsair Gaming, Inc.	Morgan Stanley	(4,669)	(87,200)	(61,304)	25,828
Fabrinet (Cayman Islands)	Morgan Stanley	(450)	(36,825)	(36,495)	301
Infinera Corp.	Morgan Stanley	(3,710)	(20,971)	(19,886)	1,069
Insight Enterprises, Inc.	Morgan Stanley	(1,105)	(107,282)	(95,339)	11,858
Littelfuse, Inc.	Morgan Stanley	(305)	(78,272)	(77,482)	473
Methode Electronics, Inc.	Morgan Stanley	(505)	(22,023)	(18,705)	3,280
National Instruments Corp.	Morgan Stanley	(5,355)	(204,664)	(167,237)	34,784
Novanta, Inc. (Canada)	Morgan Stanley	(315)	(51,171)	(38,200)	12,931
OSI Systems, Inc.	Morgan Stanley	(183)	(15,061)	(15,636)	(586)
PAR Technology Corp.	Morgan Stanley	(676)	(25,556)	(25,343)	193
PC Connection, Inc.	Morgan Stanley	(15)	(665)	(661)	4
Plantronics, Inc.	Morgan Stanley	(5,943)	(227,793)	(235,818)	(8,204)
Plexus Corp.	Morgan Stanley	(964)	(80,297)	(75,674)	4,560
Rogers Corp.	Morgan Stanley	(1,123)	(298,087)	(294,327)	3,527
Stratasys Ltd. (Israel)	Morgan Stanley	(1,612)	(36,125)	(30,209)	5,888
Super Micro Computer, Inc.	Morgan Stanley	(1,244)	(49,239)	(50,195)	(995)
TD SYNNEX Corp.	Morgan Stanley	(2,957)	(298,477)	(269,383)	28,719
Teledyne Technologies, Inc.	Morgan Stanley	(815)	(336,130)	(305,715)	30,153
Ubiquiti, Inc.	Morgan Stanley	(408)	(118,074)	(101,270)	16,468
Viasat, Inc.	Morgan Stanley	(4,559)	(191,809)	(139,642)	52,017
Viavi Solutions, Inc.	Morgan Stanley	(5,584)	(83,732)	(73,876)	9,790
Vontier Corp.	Morgan Stanley	(2,667)	(68,374)	(61,314)	6,994
		(67,072)	(2,955,874)	(2,537,308)	410,913
Telecommunication Services
Anterix, Inc.	Morgan Stanley	(23)	(946)	(945)	1

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Telecommunication Services — (continued)
Cogent Communications Holdings, Inc.	Morgan Stanley	(53)	$(3,217)	$(3,220)	$(5)
Frontier Communications Parent, Inc.	Morgan Stanley	(5,148)	(133,988)	(121,184)	12,700
Globalstar, Inc.	Morgan Stanley	(72,669)	(108,903)	(89,383)	19,435
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(1,703)	(23,707)	(25,988)	(2,303)
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(450)	(24,031)	(21,555)	2,154
Shenandoah Telecommunications Co.	Morgan Stanley	(898)	(31,782)	(19,936)	4,842
United States Cellular Corp.	Morgan Stanley	(411)	(14,744)	(11,903)	2,832
		(81,355)	(341,318)	(294,114)	39,656
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(1,598)	(41,215)	(45,911)	(4,762)
Allegiant Travel Co.	Morgan Stanley	(298)	(34,619)	(33,701)	891
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	(431)	(32,961)	(30,101)	2,747
CH Robinson Worldwide, Inc.	Morgan Stanley	(1,290)	(138,401)	(130,767)	6,201
FedEx Corp.	Morgan Stanley	(325)	(75,192)	(73,681)	238
Hawaiian Holdings, Inc.	Morgan Stanley	(942)	(22,555)	(13,480)	9,057
JB Hunt Transport Services, Inc.	Morgan Stanley	(1,533)	(280,517)	(241,401)	38,154
Lyft, Inc., Class A	Morgan Stanley	(21,038)	(370,221)	(279,385)	90,546
SkyWest, Inc.	Morgan Stanley	(2,245)	(64,191)	(47,706)	16,434
Sun Country Airlines Holdings, Inc.	Morgan Stanley	(2,561)	(53,770)	(46,969)	6,759
TFI International, Inc. (Canada)	Morgan Stanley	(856)	(82,628)	(68,720)	13,297
Uber Technologies, Inc.	Morgan Stanley	(4,885)	(112,398)	(99,947)	12,363
Werner Enterprises, Inc.	Morgan Stanley	(2,661)	(124,503)	(102,555)	21,282
		(40,663)	(1,433,171)	(1,214,324)	213,207
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(6,439)	(101,284)	(86,476)	9,723
ALLETE, Inc.	Morgan Stanley	(775)	(41,830)	(45,554)	(7,193)
Alliant Energy Corp.	Morgan Stanley	(2,026)	(120,006)	(118,744)	1,168
Ameren Corp.	Morgan Stanley	(218)	(18,807)	(19,698)	(1,690)
Avangrid, Inc.	Morgan Stanley	(3,149)	(148,719)	(145,232)	773
Avista Corp.	Morgan Stanley	(1,231)	(52,818)	(53,561)	(1,879)
Black Hills Corp.	Morgan Stanley	(1,140)	(80,727)	(82,958)	(4,193)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(824)	(29,315)	(29,343)	(50)
Clearway Energy, Inc., Class A	Morgan Stanley	(754)	(19,657)	(24,105)	(5,686)
CMS Energy Corp.	Morgan Stanley	(5,225)	(362,778)	(352,687)	9,735
Dominion Energy, Inc.	Morgan Stanley	(1,377)	(119,851)	(109,898)	9,253
Duke Energy Corp.	Morgan Stanley	(2,555)	(285,749)	(273,922)	11,962
Essential Utilities, Inc.	Morgan Stanley	(2,435)	(112,005)	(111,645)	105
Evergy, Inc.	Morgan Stanley	(3,665)	(245,626)	(239,141)	4,264
Eversource Energy	Morgan Stanley	(754)	(68,221)	(63,690)	2,581
IDACORP, Inc.	Morgan Stanley	(592)	(63,324)	(62,705)	570
National Fuel Gas Co.	Morgan Stanley	(280)	(20,052)	(18,494)	1,440
New Jersey Resources Corp.	Morgan Stanley	(886)	(33,932)	(39,454)	(6,737)
NextEra Energy, Inc.	Morgan Stanley	(5,774)	(435,436)	(447,254)	(15,791)
Northwest Natural Holding Co.	Morgan Stanley	(729)	(37,892)	(38,710)	(2,572)
NorthWestern Corp.	Morgan Stanley	(615)	(39,520)	(36,242)	1,256
OGE Energy Corp.	Morgan Stanley	(3,417)	(134,770)	(131,760)	2,219
ONE Gas, Inc.	Morgan Stanley	(1,156)	(94,763)	(93,856)	111
Ormat Technologies, Inc.	Morgan Stanley	(557)	(49,271)	(43,641)	5,392

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Pinnacle West Capital Corp.	Morgan Stanley	(2,097)	$(166,618)	$(153,333)	$7,004
PNM Resources, Inc.	Morgan Stanley	(474)	(22,857)	(22,648)	(305)
Portland General Electric Co.	Morgan Stanley	(4,519)	(219,652)	(218,403)	(1,992)
SJW Group	Morgan Stanley	(449)	(29,366)	(28,022)	468
South Jersey Industries, Inc.	Morgan Stanley	(1,487)	(40,090)	(50,766)	(12,968)
Southwest Gas Holdings, Inc.	Morgan Stanley	(1,215)	(83,708)	(105,802)	(24,849)
Spire, Inc.	Morgan Stanley	(886)	(63,701)	(65,892)	(4,308)
Sunnova Energy International, Inc.	Morgan Stanley	(1,802)	(44,056)	(33,211)	10,811
Unitil Corp.	Morgan Stanley	(228)	(12,642)	(13,388)	(764)
Xcel Energy, Inc.	Morgan Stanley	(356)	(24,902)	(25,191)	(980)
		(60,086)	(3,423,945)	(3,385,426)	(13,122)

Total Reference Entity — Short			(75,894,833)	(60,946,557)	14,683,422
Net Value of Reference Entity			$(58,200,865)	$(44,219,953)	$13,840,932

*	Includes $(139,980) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $13,840,932, which are considered Level 2 as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 48.5%
Automobiles & Components — 0.5%
BorgWarner, Inc.(a)	23,637	$ 788,767
General Motors Co.(a)*	42,481	1,349,196
		2,137,963
Banks — 1.6%
Bank of America Corp.(a)	20,224	629,573
First Republic Bank(a)	9,011	1,299,386
JPMorgan Chase & Co.(a)	16,114	1,814,597
PNC Financial Services Group, Inc. (The)(a)	7,454	1,176,018
Signature Bank(a)	7,121	1,276,154
SVB Financial Group(a)*	1,540	608,285
		6,804,013
Capital Goods — 4.0%
3M Co.(a)	7,155	925,929
A.O. Smith Corp.(a)	12,321	673,712
AMETEK, Inc.(a)	5,383	591,538
Caterpillar, Inc.	1,241	221,841
Cummins, Inc.(a)	1,124	217,528
Emerson Electric Co.(a)	7,381	587,085
Fortive Corp.	5,850	318,123
General Dynamics Corp.(a)	9,686	2,143,027
General Electric Co.(a)	12,743	811,347
Illinois Tool Works, Inc.(a)	4,687	854,206
Johnson Controls International PLC (Ireland)	8,209	393,047
Lockheed Martin Corp.(a)	5,016	2,156,679
Masco Corp.	4,574	231,444
Nordson Corp.(a)	1,821	368,643
Northrop Grumman Corp.(a)	568	271,828
Otis Worldwide Corp.(a)	12,928	913,622
Parker-Hannifin Corp.(a)	6,340	1,559,957
Pentair PLC (Ireland)	4,505	206,194
Snap-on, Inc.(a)	1,288	253,775
Textron, Inc.(a)	31,121	1,900,559
Trane Technologies PLC (Ireland)	7,220	937,661
WW Grainger, Inc.(a)	2,027	921,130
		17,458,875
Commercial & Professional Services — 0.8%
Cintas Corp.	394	147,171
Jacobs Engineering Group, Inc.	1,309	166,413
Nielsen Holdings PLC (United Kingdom)	61,236	1,421,900
Republic Services, Inc.(a)	2,389	312,649
Robert Half International, Inc.(a)	8,052	603,014
Waste Management, Inc.(a)	4,986	762,758
		3,413,905
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 0.6%
DR Horton, Inc.	5,692	$ 376,753
Lennar Corp., Class A	715	50,458
NIKE, Inc., Class B(a)	2,199	224,738
PVH Corp.	4,919	279,891
Ralph Lauren Corp.(a)	6,639	595,186
Tapestry, Inc.(a)	25,008	763,244
Whirlpool Corp.(a)	2,509	388,569
		2,678,839
Consumer Services — 1.3%
Marriott International, Inc., Class A(a)	2,491	338,801
McDonald's Corp.(a)	5,953	1,469,677
Penn National Gaming, Inc.(a)*	61,969	1,885,097
Starbucks Corp.(a)	25,632	1,958,028
Yum! Brands, Inc.	1,413	160,390
		5,811,993
Diversified Financials — 2.3%
American Express Co.	2,410	334,074
Berkshire Hathaway, Inc., Class B(a)*	1,281	349,739
BlackRock, Inc.(a)	1,736	1,057,293
Capital One Financial Corp.(a)	4,721	491,881
Charles Schwab Corp. (The)	4,549	287,406
CME Group, Inc.	423	86,588
Franklin Resources, Inc.(a)	55,336	1,289,882
Intercontinental Exchange, Inc.(a)	16,361	1,538,588
Invesco Ltd. (Bermuda)	54,568	880,182
Moody's Corp.(a)	2,926	795,784
Nasdaq, Inc.(a)	8,863	1,351,962
Raymond James Financial, Inc.(a)	3,428	306,498
T Rowe Price Group, Inc.(a)	12,834	1,458,071
		10,227,948
Energy — 3.6%
APA Corp.(a)	41,417	1,445,453
Chevron Corp.(a)	2,100	304,038
ConocoPhillips	4,845	435,130
Devon Energy Corp.(a)	8,340	459,617
Diamondback Energy, Inc.(a)	3,823	463,157
EOG Resources, Inc.(a)	12,044	1,330,139
Exxon Mobil Corp.(a)	34,453	2,950,555
Halliburton Co.(a)	28,556	895,516
Marathon Oil Corp.(a)	27,209	611,658
Marathon Petroleum Corp.(a)	32,746	2,692,049
Occidental Petroleum Corp.(a)	6,950	409,216
ONEOK, Inc.(a)	23,768	1,319,124
Pioneer Natural Resources Co.(a)	6,186	1,379,973
Schlumberger NV (Curacao)	4,492	160,634

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.(a)	2,931	$ 311,507
Williams Cos., Inc. (The)(a)	24,249	756,811
		15,924,577
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	432	207,049
Kroger Co. (The)	2,501	118,372
Walgreens Boots Alliance, Inc.(a)	9,089	344,473
Walmart, Inc.(a)	13,411	1,630,510
		2,300,404
Food, Beverage & Tobacco — 2.8%
Altria Group, Inc.(a)	14,157	591,338
Archer-Daniels-Midland Co.(a)	6,577	510,375
Campbell Soup Co.(a)	11,502	552,671
Coca-Cola Co. (The)(a)	28,331	1,782,303
Constellation Brands, Inc., Class A(a)	2,960	689,858
General Mills, Inc.(a)	15,860	1,196,637
Hershey Co. (The)(a)	3,596	773,715
Hormel Foods Corp.	3,102	146,911
Kraft Heinz Co. (The)(a)	25,373	967,726
Molson Coors Beverage Co., Class B	2,565	139,818
Mondelez International, Inc., Class A(a)	13,767	854,793
PepsiCo, Inc.(a)	8,336	1,389,278
Philip Morris International, Inc.(a)	6,954	686,638
Tyson Foods, Inc., Class A(a)	24,252	2,087,127
		12,369,188
Health Care Equipment & Services — 3.2%
Abbott Laboratories(a)	11,898	1,292,718
AmerisourceBergen Corp.(a)	2,558	361,906
Centene Corp.(a)*	3,954	334,548
Cigna Corp.(a)	2,792	735,748
CVS Health Corp.	2,821	261,394
DENTSPLY SIRONA, Inc.(a)	41,685	1,489,405
Elevance Health, Inc.(a)	3,416	1,648,493
HCA Healthcare, Inc.(a)	4,363	733,246
Hologic, Inc.(a)*	12,751	883,644
Laboratory Corp. of America Holdings	1,658	388,569
McKesson Corp.(a)	4,236	1,381,825
Medtronic PLC (Ireland)	24,780	2,224,005
Molina Healthcare, Inc.(a)*	1,313	367,128
Quest Diagnostics, Inc.(a)	1,671	222,210
Stryker Corp.	2,337	464,899
UnitedHealth Group, Inc.(a)	2,895	1,486,959
		14,276,697
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 0.9%
Colgate-Palmolive Co.(a)	12,934	$ 1,036,531
Estee Lauder Cos., Inc. (The), Class A	592	150,765
Kimberly-Clark Corp.	1,020	137,853
Procter & Gamble Co. (The)(a)	18,607	2,675,500
		4,000,649
Insurance — 1.2%
Aflac, Inc.(a)	16,381	906,361
Aon PLC, Class A (Ireland)	2,408	649,389
Arthur J Gallagher & Co.	1,173	191,246
Assurant, Inc.(a)	4,285	740,662
Chubb Ltd. (Switzerland)	3,326	653,825
Loews Corp.(a)	5,197	307,974
Marsh & McLennan Cos., Inc.(a)	1,274	197,789
Principal Financial Group, Inc.	198	13,224
W R Berkley Corp.(a)	22,346	1,525,338
		5,185,808
Materials — 2.0%
CF Industries Holdings, Inc.(a)	19,756	1,693,682
Dow, Inc.	3,104	160,198
DuPont de Nemours, Inc.(a)	13,402	744,883
Eastman Chemical Co.(a)	12,539	1,125,626
Freeport-McMoRan, Inc.(a)	16,528	483,609
International Paper Co.(a)	42,530	1,779,030
Linde PLC (Ireland)	1,656	476,150
LyondellBasell Industries NV, Class A (Netherlands)	8,116	709,825
Mosaic Co. (The)(a)	12,272	579,607
Newmont Corp.	2,046	122,085
Nucor Corp.(a)	2,522	263,322
Sealed Air Corp.(a)	15,070	869,840
		9,007,857
Media & Entertainment — 2.1%
Activision Blizzard, Inc.(a)	13,920	1,083,811
Alphabet, Inc., Class A(a)*	187	407,522
Charter Communications, Inc., Class A(a)*	919	430,579
Comcast Corp., Class A(a)	27,631	1,084,240
Electronic Arts, Inc.	1,026	124,813
Fox Corp., Class A(a)	29,778	957,661
Interpublic Group of Cos., Inc. (The)	12,411	341,675
Meta Platforms, Inc., Class A(a)*	11,346	1,829,543
Netflix, Inc.*	341	59,631
News Corp., Class A(a)	30,116	469,207
Omnicom Group, Inc.	1,363	86,700
Take-Two Interactive Software, Inc.*	118	14,459

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Twitter, Inc.*	796	$ 29,762
Warner Bros Discovery, Inc.(a)*	171,667	2,303,771
		9,223,374
Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
AbbVie, Inc.(a)	7,416	1,135,835
Agilent Technologies, Inc.	2,929	347,877
Amgen, Inc.	1,544	375,655
Biogen, Inc.(a)*	1,061	216,380
Bristol-Myers Squibb Co.(a)	13,874	1,068,298
Danaher Corp.(a)	1,745	442,392
Gilead Sciences, Inc.(a)	10,782	666,436
Illumina, Inc.(a)*	2,356	434,352
Incyte Corp.*	674	51,204
Johnson & Johnson(a)	8,326	1,477,948
Merck & Co., Inc.(a)	25,356	2,311,707
Organon & Co.(a)	23,200	783,000
PerkinElmer, Inc.(a)	4,705	669,145
Pfizer, Inc.(a)	20,490	1,074,291
Regeneron Pharmaceuticals, Inc.(a)*	1,045	617,731
Vertex Pharmaceuticals, Inc.(a)*	5,278	1,487,288
Waters Corp.(a)*	2,134	706,311
		13,865,850
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc., REIT(a)	6,673	967,785
American Tower Corp., REIT	1,139	291,117
AvalonBay Communities, Inc., REIT(a)	1,153	223,970
Camden Property Trust, REIT	1,845	248,116
CBRE Group, Inc., Class A*	4,154	305,776
Crown Castle International Corp., REIT	1,474	248,192
Extra Space Storage, Inc., REIT(a)	1,780	302,814
Healthpeak Properties, Inc., REIT(a)	55,325	1,433,471
Mid-America Apartment Communities, Inc., REIT(a)	1,405	245,411
Prologis, Inc., REIT(a)	6,207	730,253
Public Storage, REIT(a)	3,515	1,099,035
Realty Income Corp., REIT(a)	13,996	955,367
SBA Communications Corp., REIT	442	141,462
Simon Property Group, Inc., REIT(a)	10,802	1,025,326
UDR, Inc., REIT(a)	11,719	539,543
Weyerhaeuser Co., REIT(a)	45,076	1,492,917
		10,250,555
Retailing — 2.2%
Amazon.com, Inc.(a)*	5,809	616,974
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.(a)*	416	$ 894,034
Bath & Body Works, Inc.(a)	24,329	654,937
Best Buy Co., Inc.(a)	2,985	194,592
eBay, Inc.(a)	15,068	627,883
Home Depot, Inc. (The)(a)	3,131	858,739
LKQ Corp.(a)	11,873	582,846
Lowe's Cos., Inc.(a)	2,087	364,536
O'Reilly Automotive, Inc.(a)*	1,290	814,970
Ross Stores, Inc.(a)	15,816	1,110,758
Target Corp.(a)	14,105	1,992,049
Ulta Beauty, Inc.(a)*	2,712	1,045,422
		9,757,740
Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.(a)	9,818	893,242
Broadcom, Inc.(a)	946	459,576
Intel Corp.(a)	19,045	712,473
KLA Corp.(a)	1,722	549,456
Lam Research Corp.(a)	2,321	989,094
Micron Technology, Inc.(a)	31,216	1,725,621
NVIDIA Corp.(a)	1,736	263,160
NXP Semiconductors NV (Netherlands)	5,140	760,874
ON Semiconductor Corp.(a)*	11,691	588,174
Qorvo, Inc.(a)*	21,963	2,071,550
QUALCOMM, Inc.(a)	13,668	1,745,950
SolarEdge Technologies, Inc.*	39	10,674
Teradyne, Inc.(a)	4,201	376,200
Texas Instruments, Inc.	2,039	313,292
		11,459,336
Software & Services — 4.5%
Accenture PLC, Class A (Ireland)	1,569	435,633
Adobe, Inc.(a)*	2,440	893,186
ANSYS, Inc.*	158	37,808
Autodesk, Inc.*	64	11,005
Cadence Design Systems, Inc.*	94	14,103
Cognizant Technology Solutions Corp., Class A	36	2,430
DXC Technology Co.*	6,666	202,046
EPAM Systems, Inc.*	24	7,075
Fiserv, Inc.*	3,434	305,523
FleetCor Technologies, Inc.(a)*	3,620	760,598
International Business Machines Corp.(a)	6,666	941,173
Intuit, Inc.(a)	2,750	1,059,960
Mastercard, Inc., Class A(a)	2,851	899,433
Microsoft Corp.(a)	22,243	5,712,670
Oracle Corp.(a)	22,392	1,564,529

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.(a)	6,993	$ 796,293
PayPal Holdings, Inc.(a)*	28,060	1,959,710
Roper Technologies, Inc.(a)	2,212	872,966
Salesforce, Inc.(a)*	2,565	423,328
ServiceNow, Inc.*	506	240,613
Synopsys, Inc.*	237	71,977
VeriSign, Inc.(a)*	7,059	1,181,182
Visa, Inc., Class A(a)	6,795	1,337,868
		19,731,109
Technology Hardware & Equipment — 1.5%
Apple, Inc.(a)	1,711	233,928
CDW Corp.	409	64,442
Cisco Systems, Inc.(a)	17,828	760,186
Corning, Inc.(a)	16,682	525,650
HP, Inc.(a)	10,798	353,958
Juniper Networks, Inc.(a)	23,705	675,593
Keysight Technologies, Inc.(a)*	2,953	407,071
NetApp, Inc.(a)	10,968	715,552
Seagate Technology Holdings PLC (Ireland)	7,548	539,229
TE Connectivity Ltd. (Switzerland)	2,799	316,707
Zebra Technologies Corp., Class A(a)*	7,028	2,065,881
		6,658,197
Telecommunication Services — 0.5%
AT&T, Inc.(a)	20,807	436,115
Lumen Technologies, Inc.(a)	18,183	198,376
T-Mobile US, Inc.(a)*	4,498	605,161
Verizon Communications, Inc.(a)	22,491	1,141,418
		2,381,070
Transportation — 1.5%
Alaska Air Group, Inc.*	2	80
CSX Corp.(a)	19,378	563,125
Expeditors International of Washington, Inc.(a)	13,099	1,276,628
FedEx Corp.(a)	4,318	978,934
Old Dominion Freight Line, Inc.(a)	4,334	1,110,717
Union Pacific Corp.(a)	6,146	1,310,819
United Parcel Service, Inc., Class B(a)	6,216	1,134,669
		6,374,972
Utilities — 2.9%
AES Corp. (The)	3,167	66,539
CenterPoint Energy, Inc.(a)	32,324	956,144
Constellation Energy Corp.(a)	14,236	815,153
DTE Energy Co.(a)	18,412	2,333,721
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Exelon Corp.(a)	52,596	$ 2,383,651
NRG Energy, Inc.(a)	85,645	3,269,070
PPL Corp.(a)	27,578	748,191
Public Service Enterprise Group, Inc.(a)	37,508	2,373,506
		12,945,975
TOTAL COMMON STOCKS (Cost $216,823,982)		214,246,894
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 44.6%
Gotham Enhanced 500 ETF	9,510,300	197,433,828
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $232,808,996)		197,433,828
EXCHANGE TRADED FUNDS — 0.5%
SPDR S&P 500 ETF Trust	6,154	2,321,596
TOTAL EXCHANGE TRADED FUNDS (Cost $2,267,778)		2,321,596
TOTAL INVESTMENTS - 93.6% (Cost $451,900,756)		414,002,318
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%		28,140,487
NET ASSETS - 100.0%		$442,142,805

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipt

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 29, 2024 and January 7, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 5.3% of net assets as of June 30, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	63,117	$2,504,778	$2,106,214	$(391,461)
General Motors Co.	Morgan Stanley	73,935	2,724,789	2,348,176	(372,571)
		137,052	5,229,567	4,454,390	(764,032)
Banks
Bank of America Corp.	Morgan Stanley	57,732	2,065,564	1,797,197	(223,663)
First Republic Bank	Morgan Stanley	13,344	1,922,820	1,924,205	12,802
JPMorgan Chase & Co.	Morgan Stanley	19,859	2,530,019	2,236,322	(260,245)
PNC Financial Services Group, Inc. (The)	Morgan Stanley	7,517	1,227,238	1,185,957	(19,948)
Signature Bank/New York NY	Morgan Stanley	9,343	2,144,434	1,674,359	(464,049)
SVB Financial Group	Morgan Stanley	3,222	1,380,935	1,272,658	(127,798)
		111,017	11,271,010	10,090,698	(1,082,901)
Capital Goods
3M Co.	Morgan Stanley	8,784	1,257,111	1,136,737	(44,956)
A O Smith Corp.	Morgan Stanley	48,105	3,169,499	2,630,381	(521,644)
AMETEK, Inc.	Morgan Stanley	22,928	2,717,566	2,519,558	(205,380)
Caterpillar, Inc.	Morgan Stanley	5,288	1,009,544	945,283	(59,978)
Cummins, Inc.	Morgan Stanley	7,094	1,378,768	1,372,902	62,603
Emerson Electric Co.	Morgan Stanley	20,916	1,744,699	1,663,659	(62,688)
Fortive Corp.	Morgan Stanley	13,434	768,899	730,541	(35,695)
General Dynamics Corp.	Morgan Stanley	14,311	2,768,610	3,166,309	483,958
General Electric Co.	Morgan Stanley	40,070	3,278,005	2,551,257	(717,997)
Illinois Tool Works, Inc.	Morgan Stanley	7,915	1,457,585	1,442,509	(2,282)
Johnson Controls International PLC (Ireland)	Morgan Stanley	13,258	669,679	634,793	(27,137)
Lockheed Martin Corp.	Morgan Stanley	5,805	2,185,155	2,495,918	363,384
Masco Corp.	Morgan Stanley	6,289	313,894	318,223	5,921
Nordson Corp.	Morgan Stanley	1,947	426,015	394,151	(32,104)
Northrop Grumman Corp.	Morgan Stanley	582	205,052	278,528	78,743
Otis Worldwide Corp.	Morgan Stanley	12,866	944,363	909,240	(30,660)
Parker-Hannifin Corp.	Morgan Stanley	7,495	1,959,808	1,844,145	(106,803)
Pentair PLC (Ireland)	Morgan Stanley	14,321	641,159	655,472	35,418
Snap-on, Inc.	Morgan Stanley	7,918	1,245,282	1,560,084	398,069
Textron, Inc.	Morgan Stanley	33,609	2,245,712	2,052,502	(188,553)
Trane Technologies PLC (Ireland)	Morgan Stanley	8,178	1,141,762	1,062,077	(68,187)
WW Grainger, Inc.	Morgan Stanley	2,907	1,294,057	1,321,028	44,252
		304,020	32,822,224	31,685,297	(631,716)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	532	$192,478	$198,718	$7,491
Jacobs Engineering Group, Inc.	Morgan Stanley	2,691	325,004	342,107	19,667
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	73,884	1,396,547	1,715,586	336,258
Republic Services, Inc.	Morgan Stanley	9,602	976,620	1,256,614	305,911
Robert Half International, Inc.	Morgan Stanley	9,347	867,345	699,997	(152,357)
Waste Management, Inc.	Morgan Stanley	5,253	776,645	803,604	39,886
		101,309	4,534,639	5,016,626	556,856
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	23,210	1,720,238	1,536,270	(193,857)
Lennar Corp., Class A	Morgan Stanley	1,368	118,104	96,540	(18,736)
NIKE, Inc., Class B	Morgan Stanley	5,618	522,524	574,160	66,217
PVH Corp.	Morgan Stanley	5,078	313,660	288,938	(24,171)
Ralph Lauren Corp.	Morgan Stanley	7,402	740,689	663,589	(66,640)
Tapestry, Inc.	Morgan Stanley	43,862	1,468,687	1,338,668	(105,661)
Whirlpool Corp.	Morgan Stanley	3,484	512,913	539,567	55,670
		90,022	5,396,815	5,037,732	(287,178)
Consumer Services
Booking Holdings, Inc.	Morgan Stanley	89	158,569	155,660	(2,665)
Marriott International, Inc., Class A	Morgan Stanley	2,843	416,340	386,676	(55,347)
McDonald's Corp.	Morgan Stanley	9,685	2,190,404	2,391,033	305,233
Penn National Gaming, Inc.	Morgan Stanley	76,187	3,243,983	2,317,609	(963,085)
Starbucks Corp.	Morgan Stanley	27,759	2,233,628	2,120,510	(94,893)
Yum! Brands, Inc.	Morgan Stanley	6,609	496,399	750,188	298,104
		123,172	8,739,323	8,121,676	(512,653)
Diversified Financials
American Express Co.	Morgan Stanley	8,920	1,347,602	1,236,490	(101,769)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	16,564	3,606,653	4,522,303	920,999
BlackRock, Inc.	Morgan Stanley	5,195	3,676,670	3,163,963	(392,226)
Capital One Financial Corp.	Morgan Stanley	11,809	1,336,199	1,230,380	(117,101)
Charles Schwab Corp. (The)	Morgan Stanley	4,960	311,515	313,373	2,847
CME Group, Inc.	Morgan Stanley	2,541	516,147	520,143	9,276
Franklin Resources, Inc.	Morgan Stanley	88,709	2,564,672	2,067,807	(389,409)
Intercontinental Exchange, Inc.	Morgan Stanley	20,221	2,050,224	1,901,583	(126,606)
Invesco Ltd. (Bermuda)	Morgan Stanley	124,276	1,612,216	2,004,572	518,847
Moody's Corp.	Morgan Stanley	5,116	1,370,403	1,391,399	23,671
Nasdaq, Inc.	Morgan Stanley	9,391	1,458,966	1,432,503	14,356
Raymond James Financial, Inc.	Morgan Stanley	4,045	344,289	361,663	24,319
S&P Global, Inc.	Morgan Stanley	2	654	674	7,690
T Rowe Price Group, Inc.	Morgan Stanley	26,437	4,086,014	3,003,508	(913,122)
		328,186	24,282,224	23,150,361	(518,228)
Energy
APA Corp.	Morgan Stanley	156,331	3,337,733	5,455,952	2,176,996
Chevron Corp.	Morgan Stanley	8,427	1,357,522	1,220,061	(141,194)
ConocoPhillips	Morgan Stanley	13,612	1,255,663	1,222,494	(23,266)
Devon Energy Corp.	Morgan Stanley	29,829	1,872,537	1,643,876	(200,113)
Diamondback Energy, Inc.	Morgan Stanley	16,935	2,256,871	2,051,675	(180,110)
EOG Resources, Inc.	Morgan Stanley	26,429	2,031,059	2,918,819	1,108,593
Exxon Mobil Corp.	Morgan Stanley	35,510	2,031,261	3,041,076	1,134,158
Halliburton Co.	Morgan Stanley	34,726	777,949	1,089,007	328,184

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Marathon Oil Corp.	Morgan Stanley	77,847	$1,001,750	$1,750,001	$765,994
Marathon Petroleum Corp.	Morgan Stanley	42,107	2,427,857	3,461,616	1,122,621
Occidental Petroleum Corp.	Morgan Stanley	14,727	386,663	867,126	485,872
ONEOK, Inc.	Morgan Stanley	26,756	1,445,721	1,484,958	96,924
Pioneer Natural Resources Co.	Morgan Stanley	6,600	1,642,084	1,472,328	(127,369)
Schlumberger NV (Curacao)	Morgan Stanley	7,364	211,251	263,337	54,750
SPDR S&P 500 ETF Trust	Morgan Stanley	8,483	3,145,491	3,200,212	67,099
Valero Energy Corp.	Morgan Stanley	3,719	283,504	395,255	118,762
Williams Cos., Inc. (The)	Morgan Stanley	31,912	1,034,925	995,974	(25,045)
		541,314	26,499,841	32,533,767	6,762,856
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	842	372,576	403,554	30,827
Kroger Co. (The)	Morgan Stanley	9,989	503,004	472,779	(28,758)
Walgreens Boots Alliance, Inc.	Morgan Stanley	9,806	420,592	371,647	(46,445)
Walmart, Inc.	Morgan Stanley	15,332	1,707,647	1,864,065	228,540
		35,969	3,003,819	3,112,045	184,164
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	19,005	798,795	793,839	110,023
Archer-Daniels-Midland Co.	Morgan Stanley	10,745	689,223	833,812	172,001
Campbell Soup Co.	Morgan Stanley	31,957	1,427,415	1,535,534	125,959
Coca-Cola Co. (The)	Morgan Stanley	47,207	2,706,586	2,969,792	377,176
Constellation Brands, Inc., Class A	Morgan Stanley	3,024	660,156	704,773	67,726
General Mills, Inc.	Morgan Stanley	22,148	1,333,761	1,671,067	400,377
Hershey Co. (The)	Morgan Stanley	6,050	1,218,910	1,301,718	95,121
Hormel Foods Corp.	Morgan Stanley	1,044	50,531	49,444	(1,234)
Kraft Heinz Co. (The)	Morgan Stanley	35,208	1,222,773	1,342,833	195,246
Molson Coors Beverage Co., Class B	Morgan Stanley	3,456	156,854	188,387	36,750
Mondelez International, Inc., Class A	Morgan Stanley	15,149	882,162	940,601	87,673
PepsiCo, Inc.	Morgan Stanley	8,996	1,370,394	1,499,273	180,275
Philip Morris International, Inc.	Morgan Stanley	7,554	604,959	745,882	215,115
Tyson Foods, Inc., Class A	Morgan Stanley	26,541	2,083,243	2,284,118	270,475
		238,084	15,205,762	16,861,073	2,332,683
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	38,874	4,352,820	4,223,660	(82,073)
AmerisourceBergen Corp.	Morgan Stanley	14,807	2,048,161	2,094,894	62,640
Centene Corp.	Morgan Stanley	10,133	815,101	857,353	43,467
Cigna Corp.	Morgan Stanley	4,684	1,032,828	1,234,328	216,503
CVS Health Corp.	Morgan Stanley	24,846	1,902,461	2,302,230	476,727
DENTSPLY SIRONA, Inc.	Morgan Stanley	43,695	1,917,921	1,561,222	(344,695)
Elevance Health, Inc.	Morgan Stanley	3,851	1,571,074	1,858,416	331,166
HCA Healthcare, Inc.	Morgan Stanley	6,788	1,309,271	1,140,791	(176,378)
Hologic, Inc.	Morgan Stanley	46,983	3,073,792	3,255,922	186,689
Laboratory Corp. of America Holdings	Morgan Stanley	2,276	518,740	533,403	16,005
McKesson Corp.	Morgan Stanley	5,265	1,170,616	1,717,496	564,312
Medtronic PLC (Ireland)	Morgan Stanley	40,916	4,098,256	3,672,211	(310,527)
Molina Healthcare, Inc.	Morgan Stanley	2,166	632,036	605,635	(31,205)
Quest Diagnostics, Inc.	Morgan Stanley	2,959	400,472	393,488	(4,752)
Stryker Corp.	Morgan Stanley	2,383	473,064	474,050	2,487
UnitedHealth Group, Inc.	Morgan Stanley	6,924	2,902,545	3,556,374	748,198
		257,550	28,219,158	29,481,473	1,698,564

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	17,425	$1,312,980	$1,396,439	$136,618
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,163	289,127	296,181	9,834
Kimberly-Clark Corp.	Morgan Stanley	1,358	163,192	183,534	22,947
Procter & Gamble Co. (The)	Morgan Stanley	15,809	2,238,577	2,273,176	97,611
		35,755	4,003,876	4,149,330	267,010
Insurance
Aflac, Inc.	Morgan Stanley	33,136	1,834,038	1,833,415	35,002
Aon PLC, Class A (Ireland)	Morgan Stanley	10,169	2,916,201	2,742,376	(158,042)
Arthur J Gallagher & Co.	Morgan Stanley	6,702	1,079,205	1,092,694	14,381
Assurant, Inc.	Morgan Stanley	8,708	1,378,661	1,505,178	145,341
Chubb Ltd. (Switzerland)	Morgan Stanley	7,044	1,373,891	1,384,710	24,355
Loews Corp.	Morgan Stanley	5,508	296,396	326,404	31,801
Marsh & McLennan Cos., Inc.	Morgan Stanley	1,416	208,895	219,834	18,560
Principal Financial Group, Inc.	Morgan Stanley	271	17,725	18,100	3,549
W R Berkley Corp.	Morgan Stanley	25,884	1,494,985	1,766,842	298,398
		98,838	10,599,997	10,889,553	413,345
Materials
CF Industries Holdings, Inc.	Morgan Stanley	32,759	2,108,834	2,808,429	747,895
Dow, Inc.	Morgan Stanley	6,489	350,583	334,897	30,562
DuPont de Nemours, Inc.	Morgan Stanley	29,637	1,800,070	1,647,224	(139,410)
Eastman Chemical Co.	Morgan Stanley	19,508	1,881,891	1,751,233	(107,590)
Freeport-McMoRan, Inc.	Morgan Stanley	31,321	1,109,910	916,452	(187,789)
International Paper Co.	Morgan Stanley	56,975	2,319,592	2,383,264	120,741
Linde PLC (Ireland)	Morgan Stanley	7,479	1,867,672	2,150,437	345,654
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	10,731	998,487	938,533	3,260
Mosaic Co. (The)	Morgan Stanley	41,045	1,635,741	1,938,555	313,650
Newmont Corp.	Morgan Stanley	2,085	112,231	124,412	16,237
Nucor Corp.	Morgan Stanley	9,584	910,867	1,000,665	109,377
Sealed Air Corp.	Morgan Stanley	17,347	1,101,978	1,001,269	(94,022)
		264,960	16,197,856	16,995,370	1,158,565
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	17,431	1,099,319	1,357,178	267,687
Alphabet, Inc., Class A	Morgan Stanley	4,973	6,567,414	10,837,460	4,275,124
Charter Communications, Inc., Class A	Morgan Stanley	5,009	2,583,060	2,346,867	(244,352)
Comcast Corp., Class A	Morgan Stanley	78,494	3,481,053	3,080,105	(373,203)
Electronic Arts, Inc.	Morgan Stanley	948	113,775	115,324	2,533
Fox Corp., Class A	Morgan Stanley	38,551	1,288,168	1,239,800	(46,452)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	46,002	1,334,503	1,266,435	(7,392)
Meta Platforms, Inc., Class A	Morgan Stanley	34,613	6,935,037	5,581,346	(1,356,436)
Netflix, Inc.	Morgan Stanley	2,781	1,037,712	486,313	(549,853)
News Corp., Class A	Morgan Stanley	41,398	814,914	644,981	(166,235)
Omnicom Group, Inc.	Morgan Stanley	864	57,017	54,959	1,605
Take-Two Interactive Software, Inc.	Morgan Stanley	696	93,704	85,281	(8,392)
Twitter, Inc.	Morgan Stanley	4,835	154,426	180,781	26,488
Warner Bros Discovery, Inc.	Morgan Stanley	175,135	2,939,161	2,350,312	(584,490)
		451,730	28,499,263	29,627,142	1,236,632
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	8,990	997,347	1,376,908	462,879
Agilent Technologies, Inc.	Morgan Stanley	7,138	843,291	847,780	5,746

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Amgen, Inc.	Morgan Stanley	2,239	$531,940	$544,749	$13,605
Biogen, Inc.	Morgan Stanley	3,991	819,252	813,925	(4,331)
Bristol-Myers Squibb Co.	Morgan Stanley	21,716	1,312,304	1,672,132	395,022
Danaher Corp.	Morgan Stanley	5,943	1,424,156	1,506,669	94,274
Eli Lilly & Co.	Morgan Stanley	2	406	648	310
Gilead Sciences, Inc.	Morgan Stanley	17,587	1,061,035	1,087,052	74,614
Illumina, Inc.	Morgan Stanley	3,606	814,854	664,802	(148,837)
Incyte Corp.	Morgan Stanley	887	80,262	67,385	(12,751)
Johnson & Johnson	Morgan Stanley	18,955	2,613,039	3,364,702	961,789
Merck & Co., Inc.	Morgan Stanley	28,637	2,164,787	2,610,835	564,535
Organon & Co.	Morgan Stanley	27,130	797,116	915,637	178,699
PerkinElmer, Inc.	Morgan Stanley	9,389	1,316,151	1,335,304	23,998
Pfizer, Inc.	Morgan Stanley	87,578	3,586,282	4,591,715	1,212,372
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	1,544	936,078	912,705	(21,978)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	5,515	1,027,381	1,554,072	528,221
Waters Corp.	Morgan Stanley	2,240	678,820	741,395	63,518
		253,087	21,004,501	24,608,415	4,391,685
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	11,357	1,962,282	1,647,106	(264,982)
American Tower Corp., REIT	Morgan Stanley	2,077	496,520	530,860	49,243
AvalonBay Communities, Inc., REIT	Morgan Stanley	2,905	575,079	564,296	15,280
Camden Property Trust, REIT	Morgan Stanley	6,119	970,609	822,883	(145,056)
CBRE Group, Inc., Class A	Morgan Stanley	10,274	813,921	756,269	(56,438)
Crown Castle International Corp., REIT	Morgan Stanley	1,578	261,990	265,704	13,834
Duke Realty Corp., REIT	Morgan Stanley	339	16,336	18,628	6,138
Extra Space Storage, Inc., REIT	Morgan Stanley	8,749	1,468,307	1,488,380	34,262
Healthpeak Properties, Inc., REIT	Morgan Stanley	56,487	1,387,071	1,463,578	78,569
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	7,689	1,332,287	1,343,038	38,817
Prologis, Inc., REIT	Morgan Stanley	6,658	905,121	783,314	(115,106)
Public Storage, REIT	Morgan Stanley	6,419	1,899,000	2,007,029	145,949
Realty Income Corp., REIT	Morgan Stanley	15,572	1,030,263	1,062,945	50,274
SBA Communications Corp., REIT	Morgan Stanley	318	94,121	101,776	8,863
Simon Property Group, Inc., REIT	Morgan Stanley	11,582	1,258,984	1,099,363	(126,715)
UDR, Inc., REIT	Morgan Stanley	12,251	572,952	564,036	(3,927)
Weyerhaeuser Co., REIT	Morgan Stanley	94,803	3,571,939	3,139,875	(224,839)
		255,177	18,616,782	17,659,080	(495,834)
Retailing
Amazon.com, Inc.	Morgan Stanley	80,137	10,204,865	8,511,351	(1,678,397)
AutoZone, Inc.	Morgan Stanley	1,406	2,545,497	3,021,663	479,943
Bath & Body Works, Inc.	Morgan Stanley	142,830	5,898,407	3,844,984	(2,004,148)
Best Buy Co., Inc.	Morgan Stanley	12,806	1,028,256	834,823	(154,153)
eBay, Inc.	Morgan Stanley	28,832	1,516,463	1,201,429	(297,293)
Home Depot, Inc. (The)	Morgan Stanley	6,547	1,737,402	1,795,646	112,676
LKQ Corp.	Morgan Stanley	36,387	1,184,026	1,786,238	628,646
Lowe's Cos., Inc.	Morgan Stanley	5,506	872,265	961,733	115,595
O'Reilly Automotive, Inc.	Morgan Stanley	2,614	1,574,345	1,651,421	71,694
Ross Stores, Inc.	Morgan Stanley	18,490	1,541,088	1,298,553	(238,713)
Target Corp.	Morgan Stanley	22,572	3,974,229	3,187,844	(716,820)
Ulta Beauty, Inc.	Morgan Stanley	2,766	1,020,458	1,066,238	47,299
		360,893	33,097,301	29,161,923	(3,633,671)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	28,559	$3,170,417	$2,598,298	$(547,399)
Broadcom, Inc.	Morgan Stanley	4,262	2,354,292	2,070,522	(252,002)
Intel Corp.	Morgan Stanley	31,858	1,244,592	1,191,808	(45,752)
KLA Corp.	Morgan Stanley	1,946	631,704	620,930	5,676
Lam Research Corp.	Morgan Stanley	3,312	1,502,538	1,411,409	(75,968)
Micron Technology, Inc.	Morgan Stanley	50,358	3,303,662	2,783,790	(511,143)
NVIDIA Corp.	Morgan Stanley	2,440	415,848	369,880	(57,482)
NXP Semiconductors NV (Netherlands)	Morgan Stanley	7,669	1,215,314	1,135,242	(76,585)
ON Semiconductor Corp.	Morgan Stanley	20,637	1,067,621	1,038,247	(27,784)
Qorvo, Inc.	Morgan Stanley	23,658	2,714,720	2,231,423	(479,269)
QUALCOMM, Inc.	Morgan Stanley	24,730	3,328,642	3,159,010	(149,593)
SolarEdge Technologies, Inc.	Morgan Stanley	352	91,673	96,335	4,830
Teradyne, Inc.	Morgan Stanley	6,073	591,589	543,837	(46,237)
Texas Instruments, Inc.	Morgan Stanley	2,087	318,468	320,668	7,221
		207,941	21,951,080	19,571,399	(2,251,487)
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	11,180	3,362,453	3,104,127	(240,633)
Adobe, Inc.	Morgan Stanley	3,627	1,282,829	1,327,700	46,779
ANSYS, Inc.	Morgan Stanley	456	139,400	109,116	(30,362)
Autodesk, Inc.	Morgan Stanley	1,479	280,696	254,329	(26,090)
Automatic Data Processing, Inc.	Morgan Stanley	9,443	1,797,372	1,983,408	232,403
Cadence Design Systems, Inc.	Morgan Stanley	1,850	219,458	277,555	58,413
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	3,635	230,306	245,326	23,909
DXC Technology Co.	Morgan Stanley	17,742	533,996	537,760	4,563
EPAM Systems, Inc.	Morgan Stanley	379	214,411	111,722	(103,087)
Fiserv, Inc.	Morgan Stanley	15,365	1,425,359	1,367,024	(56,216)
FleetCor Technologies, Inc.	Morgan Stanley	3,984	823,665	837,078	14,642
International Business Machines Corp.	Morgan Stanley	8,472	1,048,521	1,196,162	183,977
Intuit, Inc.	Morgan Stanley	3,423	1,292,737	1,319,361	28,547
Mastercard, Inc., Class A	Morgan Stanley	3,964	1,161,374	1,250,563	101,706
Microsoft Corp.	Morgan Stanley	40,934	10,082,623	10,513,079	593,740
Oracle Corp.	Morgan Stanley	27,876	1,980,848	1,947,696	(11,655)
Paychex, Inc.	Morgan Stanley	22,253	2,424,910	2,533,949	191,608
PayPal Holdings, Inc.	Morgan Stanley	28,383	2,287,951	1,982,269	(302,287)
Roper Technologies, Inc.	Morgan Stanley	1,780	683,056	702,477	19,581
Salesforce, Inc.	Morgan Stanley	15,063	2,467,762	2,485,998	21,898
ServiceNow, Inc.	Morgan Stanley	904	497,896	429,870	(67,280)
Synopsys, Inc.	Morgan Stanley	841	230,511	255,412	25,240
VeriSign, Inc.	Morgan Stanley	7,803	1,305,529	1,305,676	2,088
Visa, Inc., Class A	Morgan Stanley	7,899	1,555,164	1,555,234	25,978
		238,735	37,328,827	37,632,891	737,462
Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	118,074	9,499,317	16,143,077	6,890,905
CDW Corp.	Morgan Stanley	2,495	411,462	393,112	(16,253)
Cisco Systems, Inc.	Morgan Stanley	103,831	4,690,133	4,427,354	(74,261)
Corning, Inc.	Morgan Stanley	32,883	1,185,016	1,036,143	(135,171)
HP, Inc.	Morgan Stanley	70,603	1,685,974	2,314,366	744,889
Juniper Networks, Inc.	Morgan Stanley	58,463	1,734,116	1,666,195	(27,117)
Keysight Technologies, Inc.	Morgan Stanley	5,139	758,452	708,411	(48,909)
NetApp, Inc.	Morgan Stanley	13,338	937,611	870,171	(63,932)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	8,769	$679,016	$626,457	$(46,487)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	2,963	353,824	335,263	(6,778)
Zebra Technologies Corp., Class A	Morgan Stanley	7,184	2,601,807	2,111,737	(486,210)
		423,742	24,536,728	30,632,286	6,730,676
Telecommunication Services
AT&T, Inc.	Morgan Stanley	15,290	279,803	320,478	44,785
Lumen Technologies, Inc.	Morgan Stanley	18,655	187,427	203,526	30,332
T-Mobile US, Inc.	Morgan Stanley	6,000	691,882	807,240	116,352
Verizon Communications, Inc.	Morgan Stanley	26,843	1,341,201	1,362,282	99,940
		66,788	2,500,313	2,693,526	291,409
Transportation
Alaska Air Group, Inc.	Morgan Stanley	693	31,723	27,755	(11,177)
CSX Corp.	Morgan Stanley	36,595	1,119,871	1,063,451	(36,874)
Expeditors International of Washington, Inc.	Morgan Stanley	27,400	2,872,575	2,670,404	(167,943)
FedEx Corp.	Morgan Stanley	6,922	1,473,049	1,569,287	109,513
Old Dominion Freight Line, Inc.	Morgan Stanley	5,655	1,505,671	1,449,263	(59,373)
Union Pacific Corp.	Morgan Stanley	6,691	1,416,424	1,427,056	29,278
United Parcel Service, Inc., Class B	Morgan Stanley	7,404	1,276,442	1,351,526	126,913
		91,360	9,695,755	9,558,742	(9,663)
Utilities
AES Corp. (The)	Morgan Stanley	43,552	922,569	915,028	927
CenterPoint Energy, Inc.	Morgan Stanley	84,166	2,551,473	2,489,630	(45,898)
Constellation Energy Corp.	Morgan Stanley	41,727	2,072,275	2,389,288	328,757
DTE Energy Co.	Morgan Stanley	17,579	1,944,784	2,228,138	333,329
Exelon Corp.	Morgan Stanley	118,503	5,376,939	5,370,556	33,045
NRG Energy, Inc.	Morgan Stanley	92,884	3,046,870	3,545,382	666,612
PPL Corp.	Morgan Stanley	29,110	820,849	789,754	(7,057)
Public Service Enterprise Group, Inc.	Morgan Stanley	42,336	2,875,364	2,679,022	(170,974)
		469,857	19,611,123	20,406,798	1,138,741

Total Reference Entity — Long			412,847,784	423,131,593	17,713,285
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(32,583)	(4,250,800)	(2,902,168)	1,331,269
Ford Motor Co.	Morgan Stanley	(190,213)	(2,480,348)	(2,117,071)	353,150
		(222,796)	(6,731,148)	(5,019,239)	1,684,419
Banks
Citigroup, Inc.	Morgan Stanley	(8,963)	(616,732)	(412,208)	192,870
Citizens Financial Group, Inc.	Morgan Stanley	(43,422)	(2,228,253)	(1,549,731)	648,057
Comerica, Inc.	Morgan Stanley	(17,564)	(1,490,717)	(1,288,846)	184,946
Fifth Third Bancorp	Morgan Stanley	(36,989)	(1,355,263)	(1,242,830)	96,352
Huntington Bancshares, Inc.	Morgan Stanley	(45,856)	(722,716)	(551,648)	144,600
KeyCorp	Morgan Stanley	(38,658)	(949,120)	(666,077)	261,275
M&T Bank Corp.	Morgan Stanley	(13,472)	(2,341,665)	(2,147,302)	108,615
Regions Financial Corp.	Morgan Stanley	(119,077)	(2,743,468)	(2,232,694)	463,177
Truist Financial Corp.	Morgan Stanley	(37,463)	(2,327,364)	(1,776,870)	513,193
US Bancorp	Morgan Stanley	(21,000)	(1,167,090)	(966,420)	177,506

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Banks — (continued)
Wells Fargo & Co.	Morgan Stanley	(2,119)	$(97,145)	$(83,001)	$15,431
Zions Bancorp NA	Morgan Stanley	(30,331)	(1,876,702)	(1,543,848)	307,379
		(414,914)	(17,916,235)	(14,461,475)	3,113,401
Capital Goods
Allegion PLC (Ireland)	Morgan Stanley	(14,955)	(1,734,134)	(1,464,095)	264,553
Boeing Co. (The)	Morgan Stanley	(21,263)	(5,742,795)	(2,907,077)	2,772,440
Carrier Global Corp.	Morgan Stanley	(27,180)	(1,490,808)	(969,239)	504,270
Deere & Co.	Morgan Stanley	(512)	(200,396)	(153,329)	45,678
Dover Corp.	Morgan Stanley	(2,513)	(353,475)	(304,877)	46,703
Eaton Corp. PLC (Ireland)	Morgan Stanley	(12,371)	(1,650,959)	(1,558,622)	85,599
Fastenal Co.	Morgan Stanley	(19,796)	(1,018,119)	(988,216)	24,081
Fortune Brands Home & Security, Inc.	Morgan Stanley	(39,056)	(3,043,899)	(2,338,673)	679,527
Generac Holdings, Inc.	Morgan Stanley	(12,067)	(4,882,146)	(2,541,069)	2,321,134
Honeywell International, Inc.	Morgan Stanley	(9,727)	(1,920,243)	(1,690,650)	227,032
Howmet Aerospace, Inc.	Morgan Stanley	(47,624)	(1,632,101)	(1,497,775)	128,515
Huntington Ingalls Industries, Inc.	Morgan Stanley	(18,136)	(3,509,747)	(3,950,384)	(501,243)
IDEX Corp.	Morgan Stanley	(8,600)	(1,941,708)	(1,562,018)	355,470
Ingersoll Rand, Inc.	Morgan Stanley	(23,603)	(989,702)	(993,214)	(7,548)
L3Harris Technologies, Inc.	Morgan Stanley	(5,249)	(1,260,425)	(1,268,683)	(19,996)
PACCAR, Inc.	Morgan Stanley	(23,252)	(2,100,508)	(1,914,570)	133,905
Quanta Services, Inc.	Morgan Stanley	(6,074)	(713,290)	(761,315)	(52,213)
Raytheon Technologies Corp.	Morgan Stanley	(15,141)	(1,509,311)	(1,455,202)	40,785
Rockwell Automation, Inc.	Morgan Stanley	(8,966)	(2,745,876)	(1,787,013)	925,767
Stanley Black & Decker, Inc.	Morgan Stanley	(37,083)	(6,466,815)	(3,888,523)	2,495,413
TransDigm Group, Inc.	Morgan Stanley	(4,650)	(2,934,511)	(2,495,516)	427,012
United Rentals, Inc.	Morgan Stanley	(4,590)	(1,505,967)	(1,114,957)	384,865
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(12,170)	(1,057,090)	(998,914)	52,880
Xylem, Inc./NY	Morgan Stanley	(33,201)	(3,940,030)	(2,595,654)	1,301,133
		(407,779)	(54,344,055)	(41,199,585)	12,635,762
Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(225)	(35,174)	(24,449)	10,590
Equifax, Inc.	Morgan Stanley	(6,276)	(1,652,073)	(1,147,127)	492,864
Leidos Holdings, Inc.	Morgan Stanley	(22,195)	(2,289,969)	(2,235,258)	41,678
Rollins, Inc.	Morgan Stanley	(102,395)	(3,746,269)	(3,575,633)	102,650
Verisk Analytics, Inc.	Morgan Stanley	(6,093)	(1,284,174)	(1,054,637)	220,972
		(137,184)	(9,007,659)	(8,037,104)	868,754
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	(2,061)	(231,216)	(202,493)	25,532
Hasbro, Inc.	Morgan Stanley	(10,462)	(925,263)	(856,629)	60,603
Mohawk Industries, Inc.	Morgan Stanley	(4,146)	(575,180)	(514,477)	58,361
Newell Brands, Inc.	Morgan Stanley	(15,219)	(334,896)	(289,770)	45,777
NVR, Inc.	Morgan Stanley	(367)	(1,976,406)	(1,469,519)	498,819
PulteGroup, Inc.	Morgan Stanley	(26,960)	(1,344,777)	(1,068,425)	265,790
VF Corp.	Morgan Stanley	(5,473)	(478,171)	(241,742)	223,144
		(64,688)	(5,865,909)	(4,643,055)	1,178,026
Consumer Services
Caesars Entertainment, Inc.	Morgan Stanley	(28,602)	(1,554,400)	(1,095,457)	452,600
Carnival Corp. (Panama)	Morgan Stanley	(29,002)	(743,371)	(250,867)	489,475
Chipotle Mexican Grill, Inc.	Morgan Stanley	(2,265)	(3,699,717)	(2,960,944)	726,604

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Darden Restaurants, Inc.	Morgan Stanley	(22,185)	$(3,248,012)	$(2,509,567)	$669,240
Domino's Pizza, Inc.	Morgan Stanley	(2,969)	(1,561,635)	(1,157,049)	387,333
Expedia Group, Inc.	Morgan Stanley	(9,513)	(1,632,232)	(902,118)	723,438
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(8,275)	(1,255,218)	(922,166)	326,691
Las Vegas Sands Corp.	Morgan Stanley	(41,998)	(1,754,835)	(1,410,713)	336,960
MGM Resorts International	Morgan Stanley	(27,024)	(1,216,802)	(782,345)	456,763
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(19,401)	(683,900)	(215,739)	475,929
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(18,000)	(1,758,753)	(628,380)	1,118,365
Wynn Resorts Ltd.	Morgan Stanley	(26,726)	(2,658,469)	(1,522,847)	1,092,432
		(235,960)	(21,767,344)	(14,358,192)	7,255,830
Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(11,654)	(3,210,333)	(2,769,923)	417,269
Bank of New York Mellon Corp. (The)	Morgan Stanley	(42,779)	(2,494,839)	(1,784,312)	697,053
Cboe Global Markets, Inc.	Morgan Stanley	(4,598)	(570,867)	(520,448)	34,671
Discover Financial Services	Morgan Stanley	(20,379)	(2,245,348)	(1,927,446)	294,697
FactSet Research Systems, Inc.	Morgan Stanley	(3,519)	(1,613,629)	(1,353,302)	248,649
Goldman Sachs Group, Inc. (The)	Morgan Stanley	(94)	(35,234)	(27,920)	6,803
MarketAxess Holdings, Inc.	Morgan Stanley	(7,161)	(2,741,205)	(1,833,288)	886,710
MSCI, Inc.	Morgan Stanley	(4,278)	(2,571,265)	(1,763,178)	788,088
Northern Trust Corp.	Morgan Stanley	(32,649)	(3,840,152)	(3,149,976)	630,022
State Street Corp.	Morgan Stanley	(38,741)	(3,439,588)	(2,388,383)	984,608
Synchrony Financial	Morgan Stanley	(41,068)	(2,065,525)	(1,134,298)	901,147
		(206,920)	(24,827,985)	(18,652,474)	5,889,717
Energy
Baker Hughes Co.	Morgan Stanley	(43,174)	(1,516,076)	(1,246,433)	256,652
Coterra Energy, Inc.	Morgan Stanley	(272,328)	(6,915,739)	(7,023,339)	(367,465)
Hess Corp.	Morgan Stanley	(55,720)	(5,459,894)	(5,902,977)	(501,484)
Kinder Morgan, Inc.	Morgan Stanley	(229,512)	(4,103,700)	(3,846,621)	206,200
Phillips 66	Morgan Stanley	(21,857)	(1,900,012)	(1,792,055)	72,008
		(622,591)	(19,895,421)	(19,811,425)	(334,089)
Food & Staples Retailing
Sysco Corp.	Morgan Stanley	(7,576)	(620,921)	(641,763)	(33,087)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(26,011)	(1,924,522)	(1,824,932)	58,989
Conagra Brands, Inc.	Morgan Stanley	(63,885)	(2,136,853)	(2,187,422)	(66,647)
J M Smucker Co. (The)	Morgan Stanley	(11,182)	(1,565,589)	(1,431,408)	127,377
Kellogg Co.	Morgan Stanley	(12,405)	(839,432)	(884,973)	(50,730)
Keurig Dr Pepper, Inc.	Morgan Stanley	(25,303)	(890,902)	(895,473)	(12,323)
Lamb Weston Holdings, Inc.	Morgan Stanley	(73,883)	(5,785,417)	(5,279,679)	400,761
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(31,663)	(3,008,531)	(2,635,945)	335,537
Monster Beverage Corp.	Morgan Stanley	(34,708)	(3,211,803)	(3,217,432)	(23,449)
		(279,040)	(19,363,049)	(18,357,264)	769,515
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(5,774)	(1,824,731)	(1,429,123)	388,160
Align Technology, Inc.	Morgan Stanley	(4,348)	(1,983,357)	(1,029,041)	945,365
Baxter International, Inc.	Morgan Stanley	(39,288)	(3,315,897)	(2,523,468)	767,640
Becton Dickinson and Co.	Morgan Stanley	(14,911)	(3,762,916)	(3,676,009)	63,906
Boston Scientific Corp.	Morgan Stanley	(66,775)	(2,858,777)	(2,488,704)	358,437
Cardinal Health, Inc.	Morgan Stanley	(27,381)	(1,445,716)	(1,431,205)	(6,083)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Cooper Cos., Inc. (The)	Morgan Stanley	(7,143)	$(2,889,055)	$(2,236,616)	$640,499
DaVita, Inc.	Morgan Stanley	(6,639)	(717,990)	(530,854)	191,695
Dexcom, Inc.	Morgan Stanley	(12,897)	(1,559,085)	(961,213)	591,509
Edwards Lifesciences Corp.	Morgan Stanley	(18,159)	(2,019,550)	(1,726,739)	284,567
Henry Schein, Inc.	Morgan Stanley	(18,739)	(1,613,970)	(1,438,031)	173,349
Humana, Inc.	Morgan Stanley	(9,791)	(4,391,366)	(4,582,873)	(242,692)
IDEXX Laboratories, Inc.	Morgan Stanley	(3,687)	(2,334,613)	(1,293,142)	1,031,939
Intuitive Surgical, Inc.	Morgan Stanley	(5,148)	(1,732,600)	(1,033,255)	692,273
ResMed, Inc.	Morgan Stanley	(5,460)	(1,352,118)	(1,144,580)	197,414
STERIS PLC (Ireland)	Morgan Stanley	(9,406)	(2,094,134)	(1,939,047)	141,903
Teleflex, Inc.	Morgan Stanley	(333)	(141,714)	(81,868)	58,879
Universal Health Services, Inc., Class B	Morgan Stanley	(3,428)	(532,260)	(345,234)	182,292
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(457)	(75,101)	(48,012)	50,775
		(259,764)	(36,644,950)	(29,939,014)	6,511,827
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(11,456)	(1,077,218)	(1,061,513)	8,831
Clorox Co. (The)	Morgan Stanley	(28,676)	(4,993,527)	(4,042,743)	847,566
		(40,132)	(6,070,745)	(5,104,256)	856,397
Insurance
Allstate Corp. (The)	Morgan Stanley	(10,016)	(1,290,757)	(1,269,328)	9,348
American International Group, Inc.	Morgan Stanley	(20,182)	(1,173,594)	(1,031,906)	135,228
Brown & Brown, Inc.	Morgan Stanley	(42,891)	(2,421,528)	(2,502,261)	(91,403)
Cincinnati Financial Corp.	Morgan Stanley	(18,660)	(2,325,045)	(2,220,167)	74,781
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(1,176)	(341,126)	(329,609)	7,844
Globe Life, Inc.	Morgan Stanley	(12,121)	(1,197,015)	(1,181,434)	2,976
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	(25,778)	(1,815,865)	(1,686,655)	110,358
Lincoln National Corp.	Morgan Stanley	(28,244)	(2,021,480)	(1,320,972)	667,738
MetLife, Inc.	Morgan Stanley	(12,562)	(873,904)	(788,768)	79,272
Progressive Corp. (The)	Morgan Stanley	(1,018)	(119,698)	(118,363)	912
Prudential Financial, Inc.	Morgan Stanley	(17,476)	(1,779,416)	(1,672,104)	85,249
Travelers Cos., Inc. (The)	Morgan Stanley	(3,880)	(659,112)	(656,224)	(5,011)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(2,170)	(540,725)	(428,336)	104,542
		(196,174)	(16,559,265)	(15,206,127)	1,181,834
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	(7,774)	(2,274,361)	(1,869,492)	347,705
Albemarle Corp.	Morgan Stanley	(4,951)	(1,126,900)	(1,034,660)	85,520
Amcor PLC (Jersey)	Morgan Stanley	(161,183)	(1,979,210)	(2,003,505)	(102,498)
Avery Dennison Corp.	Morgan Stanley	(5,888)	(1,071,398)	(953,091)	110,536
Ball Corp.	Morgan Stanley	(11,578)	(1,071,830)	(796,219)	269,010
Celanese Corp.	Morgan Stanley	(7,321)	(1,079,390)	(861,023)	213,965
Corteva, Inc.	Morgan Stanley	(83,421)	(4,744,337)	(4,516,413)	195,139
Ecolab, Inc.	Morgan Stanley	(5,769)	(1,322,330)	(887,041)	420,938
FMC Corp.	Morgan Stanley	(13,781)	(1,594,918)	(1,474,705)	106,400
International Flavors & Fragrances, Inc.	Morgan Stanley	(14,094)	(2,006,137)	(1,678,877)	290,131
Martin Marietta Materials, Inc.	Morgan Stanley	(2,163)	(703,049)	(647,256)	52,929
Packaging Corp. of America	Morgan Stanley	(8,194)	(1,254,394)	(1,126,675)	118,778
PPG Industries, Inc.	Morgan Stanley	(15,666)	(1,975,886)	(1,791,250)	171,144
Sherwin-Williams Co. (The)	Morgan Stanley	(5,646)	(1,531,074)	(1,264,196)	257,242

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Vulcan Materials Co.	Morgan Stanley	(7,342)	$(1,400,251)	$(1,043,298)	$360,133
Westrock Co.	Morgan Stanley	(19,889)	(789,071)	(792,378)	(3,390)
		(374,660)	(25,924,536)	(22,740,079)	2,893,682
Media & Entertainment
DISH Network Corp., Class A	Morgan Stanley	(206,165)	(5,599,431)	(3,696,538)	1,879,543
Live Nation Entertainment, Inc.	Morgan Stanley	(38,173)	(3,618,004)	(3,152,326)	450,901
Match Group, Inc.	Morgan Stanley	(45,360)	(6,339,234)	(3,161,138)	3,152,198
Paramount Global, Class B	Morgan Stanley	(49,772)	(1,607,803)	(1,228,373)	360,829
Walt Disney Co. (The)	Morgan Stanley	(395)	(52,110)	(37,288)	14,618
		(339,865)	(17,216,582)	(11,275,663)	5,858,089
Pharmaceuticals, Biotechnology & Life Sciences
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(3,506)	(2,081,620)	(1,735,470)	337,660
Bio-Techne Corp.	Morgan Stanley	(7,152)	(3,428,523)	(2,479,169)	929,519
Catalent, Inc.	Morgan Stanley	(45,645)	(5,281,963)	(4,897,252)	360,413
Charles River Laboratories International, Inc.	Morgan Stanley	(5,066)	(1,872,486)	(1,083,972)	810,189
IQVIA Holdings, Inc.	Morgan Stanley	(8,248)	(2,055,787)	(1,789,734)	257,661
Mettler-Toledo International, Inc.	Morgan Stanley	(705)	(991,975)	(809,883)	178,047
Moderna, Inc.	Morgan Stanley	(5,844)	(2,441,799)	(834,815)	1,597,013
Thermo Fisher Scientific, Inc.	Morgan Stanley	(252)	(136,166)	(136,907)	(1,014)
Viatris, Inc.	Morgan Stanley	(88,901)	(1,323,445)	(930,793)	370,451
West Pharmaceutical Services, Inc.	Morgan Stanley	(7,608)	(3,062,102)	(2,300,431)	747,526
Zoetis, Inc.	Morgan Stanley	(9,791)	(2,022,214)	(1,682,975)	323,087
		(182,718)	(24,698,080)	(18,681,401)	5,910,552
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(14,128)	(1,678,995)	(1,257,109)	390,217
Digital Realty Trust, Inc., REIT	Morgan Stanley	(3,719)	(620,253)	(482,838)	125,448
Equinix, Inc., REIT	Morgan Stanley	(6,290)	(4,998,841)	(4,132,656)	781,869
Equity Residential, REIT	Morgan Stanley	(14,292)	(1,254,300)	(1,032,168)	197,364
Essex Property Trust, Inc., REIT	Morgan Stanley	(5,013)	(1,739,194)	(1,310,950)	400,283
Federal Realty OP LP, REIT	Morgan Stanley	(4,480)	(574,126)	(428,915)	136,081
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(28,030)	(519,347)	(439,510)	72,663
Iron Mountain, Inc., REIT	Morgan Stanley	(54,080)	(2,968,071)	(2,633,155)	289,169
Kimco Realty Corp., REIT	Morgan Stanley	(89,314)	(2,041,598)	(1,765,738)	245,689
Regency Centers Corp., REIT	Morgan Stanley	(31,632)	(2,132,535)	(1,876,094)	226,451
Ventas, Inc., REIT	Morgan Stanley	(23,762)	(1,299,061)	(1,222,080)	44,130
VICI Properties, Inc., REIT	Morgan Stanley	(82,762)	(2,560,435)	(2,465,480)	55,103
Vornado Realty Trust, REIT	Morgan Stanley	(34,733)	(2,058,384)	(993,016)	931,168
Welltower, Inc., REIT	Morgan Stanley	(24,212)	(1,923,242)	(1,993,858)	(76,718)
		(416,447)	(26,368,382)	(22,033,567)	3,818,917
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(20,304)	(3,949,352)	(3,514,419)	386,228
CarMax, Inc.	Morgan Stanley	(33,576)	(4,367,256)	(3,037,956)	1,311,461
Dollar General Corp.	Morgan Stanley	(12,332)	(2,809,086)	(3,026,766)	(242,559)
Dollar Tree, Inc.	Morgan Stanley	(7,528)	(1,136,061)	(1,173,239)	(44,442)
Etsy, Inc.	Morgan Stanley	(10,405)	(2,453,528)	(761,750)	1,681,760
Genuine Parts Co.	Morgan Stanley	(11,534)	(1,542,702)	(1,534,022)	2,497
Pool Corp.	Morgan Stanley	(5,994)	(2,798,938)	(2,105,273)	692,688

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
TJX Cos., Inc. (The)	Morgan Stanley	(15,744)	$(973,155)	$(879,302)	$89,884
Tractor Supply Co.	Morgan Stanley	(28,813)	(6,316,591)	(5,585,400)	658,651
		(146,230)	(26,346,669)	(21,618,127)	4,536,168
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(21,841)	(2,125,191)	(1,670,181)	446,334
Analog Devices, Inc.	Morgan Stanley	(21,266)	(3,733,938)	(3,106,750)	575,174
Enphase Energy, Inc.	Morgan Stanley	(19,108)	(3,986,571)	(3,730,646)	239,642
Microchip Technology, Inc.	Morgan Stanley	(14,297)	(1,190,539)	(830,370)	345,131
Monolithic Power Systems, Inc.	Morgan Stanley	(7,026)	(3,119,636)	(2,698,265)	397,266
Skyworks Solutions, Inc.	Morgan Stanley	(8,650)	(1,420,772)	(801,336)	599,220
		(92,188)	(15,576,647)	(12,837,548)	2,602,767
Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(19,954)	(1,948,330)	(1,822,399)	120,218
Broadridge Financial Solutions, Inc.	Morgan Stanley	(13,441)	(1,982,367)	(1,916,015)	45,779
Ceridian HCM Holding, Inc.	Morgan Stanley	(27,240)	(2,946,733)	(1,282,459)	1,652,240
Citrix Systems, Inc.	Morgan Stanley	(18,875)	(2,428,638)	(1,834,084)	563,524
Fidelity National Information Services, Inc.	Morgan Stanley	(27,646)	(3,469,608)	(2,534,309)	882,945
Fortinet, Inc.	Morgan Stanley	(56,399)	(3,552,721)	(3,191,055)	346,727
Gartner, Inc.	Morgan Stanley	(5,057)	(1,234,844)	(1,222,934)	6,872
Global Payments, Inc.	Morgan Stanley	(14,693)	(2,475,938)	(1,625,634)	829,418
Jack Henry & Associates, Inc.	Morgan Stanley	(17,362)	(3,100,421)	(3,125,507)	(79,507)
NortonLifeLock, Inc.	Morgan Stanley	(5,927)	(148,975)	(130,157)	17,777
Paycom Software, Inc.	Morgan Stanley	(3,802)	(1,432,130)	(1,065,016)	361,270
PTC, Inc.	Morgan Stanley	(19,303)	(2,210,501)	(2,052,681)	148,586
Tyler Technologies, Inc.	Morgan Stanley	(4,663)	(2,126,264)	(1,550,354)	567,229
		(234,362)	(29,057,470)	(23,352,604)	5,463,078
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	(1,073)	(89,131)	(69,080)	18,743
Arista Networks, Inc.	Morgan Stanley	(20,780)	(2,678,155)	(1,947,917)	719,302
F5, Inc.	Morgan Stanley	(11,169)	(2,426,172)	(1,709,304)	706,962
Hewlett Packard Enterprise Co.	Morgan Stanley	(211,862)	(3,386,857)	(2,809,290)	514,358
Motorola Solutions, Inc.	Morgan Stanley	(7,985)	(1,697,953)	(1,673,656)	13,486
Teledyne Technologies, Inc.	Morgan Stanley	(8,608)	(3,894,974)	(3,228,947)	650,119
Trimble, Inc.	Morgan Stanley	(19,106)	(1,555,924)	(1,112,542)	437,382
Western Digital Corp.	Morgan Stanley	(508)	(38,692)	(22,774)	20,102
		(281,091)	(15,767,858)	(12,573,510)	3,080,454
Transportation
American Airlines Group, Inc.	Morgan Stanley	(27,428)	(577,380)	(347,787)	227,242
CH Robinson Worldwide, Inc.	Morgan Stanley	(58,713)	(5,780,681)	(5,951,737)	(325,137)
Delta Air Lines, Inc.	Morgan Stanley	(33,614)	(1,419,460)	(973,798)	439,870
JB Hunt Transport Services, Inc.	Morgan Stanley	(19,438)	(3,703,959)	(3,060,902)	617,109
Norfolk Southern Corp.	Morgan Stanley	(3,742)	(941,708)	(850,519)	86,585
Southwest Airlines Co.	Morgan Stanley	(32,958)	(1,727,421)	(1,190,443)	530,020
United Airlines Holdings, Inc.	Morgan Stanley	(11,762)	(833,264)	(416,610)	413,257
		(187,655)	(14,983,873)	(12,791,796)	1,988,946
Utilities
Alliant Energy Corp.	Morgan Stanley	(53,005)	(3,197,495)	(3,106,623)	46,423
Ameren Corp.	Morgan Stanley	(32,759)	(2,905,311)	(2,960,103)	(109,554)
American Electric Power Co., Inc.	Morgan Stanley	(16,491)	(1,651,632)	(1,582,147)	57,007

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
American Water Works Co., Inc.	Morgan Stanley	(6,753)	$(1,138,369)	$(1,004,644)	$119,912
Atmos Energy Corp.	Morgan Stanley	(8,262)	(912,931)	(926,170)	(66,393)
CMS Energy Corp.	Morgan Stanley	(43,672)	(2,951,923)	(2,947,860)	(63,261)
Consolidated Edison, Inc.	Morgan Stanley	(21,560)	(2,026,786)	(2,050,356)	(94,725)
Dominion Energy, Inc.	Morgan Stanley	(37,126)	(3,067,654)	(2,963,026)	85,292
Duke Energy Corp.	Morgan Stanley	(16,341)	(1,770,912)	(1,751,919)	(6,768)
Edison International	Morgan Stanley	(15,567)	(1,172,104)	(984,457)	115,195
Entergy Corp.	Morgan Stanley	(24,572)	(2,721,079)	(2,767,790)	(186,887)
Evergy, Inc.	Morgan Stanley	(54,733)	(3,624,839)	(3,571,328)	(26,042)
Eversource Energy	Morgan Stanley	(36,306)	(3,222,862)	(3,066,768)	55,340
FirstEnergy Corp.	Morgan Stanley	(37,473)	(1,602,933)	(1,438,588)	133,744
NextEra Energy, Inc.	Morgan Stanley	(28,974)	(2,424,461)	(2,244,326)	146,038
NiSource, Inc.	Morgan Stanley	(45,003)	(1,270,718)	(1,327,138)	(90,913)
Pinnacle West Capital Corp.	Morgan Stanley	(42,321)	(3,644,909)	(3,094,512)	321,583
Sempra Energy	Morgan Stanley	(11,711)	(1,833,839)	(1,759,812)	47,671
Southern Co. (The)	Morgan Stanley	(6,284)	(474,176)	(448,112)	24,924
WEC Energy Group, Inc.	Morgan Stanley	(30,800)	(3,010,620)	(3,099,712)	(182,286)
Xcel Energy, Inc.	Morgan Stanley	(48,604)	(3,421,613)	(3,439,219)	(124,487)
		(618,317)	(48,047,166)	(46,534,610)	201,813

Total Reference Entity — Short			(483,601,949)	(399,869,878)	77,932,772
Net Value of Reference Entity			$(70,754,165)	$23,261,715	$95,646,057

*	Includes $1,630,177 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $95,646,057, which are considered Level 2 as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.7%
Automobiles & Components — 0.9%
BorgWarner, Inc.	1,922	$ 64,137
General Motors Co.*	10,009	317,886
		382,023
Banks — 3.6%
Bank of America Corp.	16	498
Citigroup, Inc.	12,684	583,337
Citizens Financial Group, Inc.	3,394	121,132
JPMorgan Chase & Co.	2,606	293,462
KeyCorp.	7,724	133,084
Regions Financial Corp.	217	4,069
US Bancorp	1,334	61,391
Wells Fargo & Co.	9,388	367,728
		1,564,701
Capital Goods — 7.1%
3M Co.	3,764	487,099
A.O. Smith Corp.	1,173	64,140
Carrier Global Corp.	6,949	247,801
General Dynamics Corp.	1,837	406,436
General Electric Co.	8,695	553,611
Honeywell International, Inc.	21	3,650
Illinois Tool Works, Inc.	716	130,491
Lockheed Martin Corp.	1,323	568,837
Northrop Grumman Corp.	71	33,978
Otis Worldwide Corp.	1,858	131,305
Parker-Hannifin Corp.	830	204,221
Snap-on, Inc.	453	89,255
Textron, Inc.	1,493	91,178
Trane Technologies PLC (Ireland)	573	74,416
		3,086,418
Commercial & Professional Services — 0.3%
Nielsen Holdings PLC (United Kingdom)	2,300	53,406
Robert Half International, Inc.	978	73,242
		126,648
Consumer Durables & Apparel — 0.9%
PVH Corp.	584	33,229
Ralph Lauren Corp.	618	55,404
Tapestry, Inc.	2,225	67,907
VF Corp.	3,242	143,199
Whirlpool Corp.	503	77,900
		377,639
Consumer Services — 1.1%
McDonald's Corp.	892	220,217
MGM Resorts International	2,509	72,636
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Penn National Gaming, Inc.*	210	$ 6,388
Starbucks Corp.	2,551	194,871
		494,112
Diversified Financials — 4.8%
Berkshire Hathaway, Inc., Class B*	1,045	285,306
BlackRock, Inc.	1,056	643,146
Franklin Resources, Inc.	4,423	103,100
Intercontinental Exchange, Inc.	4,305	404,842
Invesco Ltd. (Bermuda)	4,062	65,520
Moody's Corp.	464	126,194
Nasdaq, Inc.	1,413	215,539
T Rowe Price Group, Inc.	2,009	228,243
		2,071,890
Energy — 12.0%
APA Corp.	3,008	104,979
Chevron Corp.	4,719	683,217
ConocoPhillips	4,200	377,202
Devon Energy Corp.	5,231	288,280
Diamondback Energy, Inc.	1,424	172,518
EOG Resources, Inc.	3,769	416,248
Exxon Mobil Corp.	11,347	971,757
Halliburton Co.	136	4,265
Marathon Oil Corp.	6,338	142,478
Marathon Petroleum Corp.	4,817	396,006
Occidental Petroleum Corp.	6,200	365,056
ONEOK, Inc.	640	35,520
Phillips 66	3,182	260,892
Pioneer Natural Resources Co.	1,926	429,652
Schlumberger NV (Curacao)	445	15,913
Valero Energy Corp.	3,274	347,961
Williams Cos., Inc. (The)	6,766	211,167
		5,223,111
Food & Staples Retailing — 1.6%
Kroger Co. (The)	4,563	215,967
Walgreens Boots Alliance, Inc.	5,792	219,517
Walmart, Inc.	2,190	266,260
		701,744
Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.	11,989	500,780
Archer-Daniels-Midland Co.	3,724	288,982
Campbell Soup Co.	1,991	95,668
Coca-Cola Co. (The)	3,021	190,051
General Mills, Inc.	3,984	300,593
Hershey Co. (The)	819	176,216
Kellogg Co.	1,705	121,635
Kraft Heinz Co. (The)	8,104	309,087

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A	1,822	$ 113,128
Philip Morris International, Inc.	5,271	520,458
Tyson Foods, Inc., Class A	2,818	242,517
		2,859,115
Health Care Equipment & Services — 9.9%
Abbott Laboratories	1,157	125,708
AmerisourceBergen Corp.	1,431	202,458
Cardinal Health, Inc.	758	39,621
Centene Corp.*	466	39,428
Cigna Corp.	1,962	517,026
CVS Health Corp.	6,993	647,971
DaVita, Inc.*	841	67,246
DENTSPLY SIRONA, Inc.	1,455	51,987
Elevance Health, Inc.	1,112	536,629
HCA Healthcare, Inc.	1,904	319,986
Henry Schein, Inc.*	689	52,874
Hologic, Inc.*	2,039	141,303
Laboratory Corp. of America Holdings	752	176,239
McKesson Corp.	1,281	417,875
Medtronic PLC (Ireland)	6,007	539,128
Quest Diagnostics, Inc.	948	126,065
Teleflex, Inc.	225	55,316
UnitedHealth Group, Inc.	336	172,580
Universal Health Services, Inc., Class B	602	60,628
		4,290,068
Household & Personal Products — 1.1%
Colgate-Palmolive Co.	3,000	240,420
Procter & Gamble Co. (The)	1,630	234,378
		474,798
Insurance — 2.0%
Aflac, Inc.	187	10,347
Aon PLC, Class A (Ireland)	1,549	417,734
Arthur J Gallagher & Co.	64	10,435
Assurant, Inc.	310	53,584
Chubb Ltd. (Switzerland)	606	119,127
Loews Corp.	3	178
W R Berkley Corp.	1,754	119,728
Willis Towers Watson PLC (Ireland)	670	132,251
		863,384
Materials — 3.4%
CF Industries Holdings, Inc.	1,847	158,343
Dow, Inc.	4,668	240,916
Freeport-McMoRan, Inc.	9,606	281,072
International Paper Co.	3,276	137,035
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	2,896	$ 253,284
Mosaic Co. (The)	2,128	100,505
Nucor Corp.	2,351	245,468
Sealed Air Corp.	1,257	72,554
		1,489,177
Media & Entertainment — 6.4%
Activision Blizzard, Inc.	5,715	444,970
Charter Communications, Inc., Class A*	1,110	520,068
Comcast Corp., Class A	15,745	617,834
Fox Corp., Class A	4,157	133,689
Interpublic Group of Cos., Inc. (The)	3,501	96,382
Meta Platforms, Inc., Class A*	4,150	669,187
News Corp., Class A	4,759	74,145
Omnicom Group, Inc.	1,819	115,707
Paramount Global, Class B	870	21,472
Warner Bros Discovery, Inc.*	5,878	78,883
		2,772,337
Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
AbbVie, Inc.	3,510	537,592
Amgen, Inc.	1,967	478,571
Biogen, Inc.*	1,225	249,827
Bristol-Myers Squibb Co.	4,239	326,403
Gilead Sciences, Inc.	8,302	513,147
Johnson & Johnson	1,949	345,967
Merck & Co., Inc.	5,438	495,782
Moderna, Inc.*	2,330	332,840
Organon & Co.	2,121	71,584
Pfizer, Inc.	9,314	488,333
Regeneron Pharmaceuticals, Inc.*	546	322,757
Vertex Pharmaceuticals, Inc.*	1,636	461,008
Viatris, Inc.	9,666	101,203
		4,725,014
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc., REIT	1,067	154,747
AvalonBay Communities, Inc., REIT	76	14,763
Camden Property Trust, REIT	176	23,668
CBRE Group, Inc., Class A*	2,157	158,777
Essex Property Trust, Inc., REIT	4	1,046
Healthpeak Properties, Inc., REIT	3,460	89,649
Mid-America Apartment Communities, Inc., REIT	399	69,693
Prologis, Inc., REIT	1,510	177,651
Public Storage, REIT	121	37,833

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
UDR, Inc., REIT	421	$ 19,383
Weyerhaeuser Co., REIT	6,590	218,261
		965,471
Retailing — 4.9%
AutoZone, Inc.*	113	242,851
Bath & Body Works, Inc.	2,086	56,155
Best Buy Co., Inc.	1,985	129,402
eBay, Inc.	5,047	210,309
Home Depot, Inc. (The)	1,215	333,238
Lowe's Cos., Inc.	2,121	370,475
O'Reilly Automotive, Inc.*	83	52,436
Ross Stores, Inc.	2,870	201,560
Target Corp.	3,697	522,127
		2,118,553
Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.	3,058	278,217
Intel Corp.	3,527	131,945
Lam Research Corp.	443	188,784
Micron Technology, Inc.	6,452	356,667
Qorvo, Inc.*	939	88,566
QUALCOMM, Inc.	2,309	294,952
Skyworks Solutions, Inc.	1,357	125,712
Teradyne, Inc.	234	20,955
		1,485,798
Software & Services — 3.9%
Accenture PLC, Class A (Ireland)	1,021	283,481
DXC Technology Co.*	2,101	63,681
International Business Machines Corp.	3,256	459,715
NortonLifeLock, Inc.	4,010	88,060
Oracle Corp.	4,077	284,860
Paychex, Inc.	2,112	240,493
PayPal Holdings, Inc.*	2,160	150,854
VeriSign, Inc.*	881	147,418
		1,718,562
Technology Hardware & Equipment — 4.4%
Amphenol Corp., Class A	1,247	80,282
Apple, Inc.	90	12,305
Cisco Systems, Inc.	15,618	665,952
Corning, Inc.	6,267	197,473
F5, Inc.*	485	74,224
HP, Inc.	9,135	299,445
Juniper Networks, Inc.	2,698	76,893
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.	1,789	$ 116,714
Seagate Technology Holdings PLC (Ireland)	1,862	133,021
TE Connectivity Ltd. (Switzerland)	52	5,884
Western Digital Corp.*	2,767	124,045
Zebra Technologies Corp., Class A*	423	124,341
		1,910,579
Telecommunication Services — 2.0%
AT&T, Inc.	17,321	363,048
Lumen Technologies, Inc.	6,833	74,548
Verizon Communications, Inc.	8,963	454,872
		892,468
Transportation — 3.5%
CSX Corp.	9,222	267,991
Expeditors International of Washington, Inc.	1,473	143,559
FedEx Corp.	1,424	322,835
Norfolk Southern Corp.	478	108,645
Union Pacific Corp.	2,075	442,556
United Parcel Service, Inc., Class B	1,243	226,897
		1,512,483
Utilities — 1.9%
AES Corp. (The)	5,360	112,614
CenterPoint Energy, Inc.	626	18,517
DTE Energy Co.	676	85,683
Exelon Corp.	7,131	323,177
NRG Energy, Inc.	2,114	80,691
Public Service Enterprise Group, Inc.	3,288	208,065
		828,747
TOTAL COMMON STOCKS (Cost $42,793,404)		42,934,840
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		566,254
NET ASSETS - 100.0%		$43,501,094

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.9%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)*	15	$ 1,336
BorgWarner, Inc.	15	501
Ford Motor Co.	243	2,705
General Motors Co.*	2,465	78,288
Tesla, Inc.*	244	164,314
		247,144
Banks — 0.5%
Bank of America Corp.	480	14,942
Citigroup, Inc.	84	3,863
Citizens Financial Group, Inc.	18	643
Comerica, Inc.	6	440
Fifth Third Bancorp	29	974
First Republic Bank	10	1,442
Huntington Bancshares, Inc.	61	734
JPMorgan Chase & Co.	173	19,482
KeyCorp.	40	689
M&T Bank Corp.	7	1,116
PNC Financial Services Group, Inc. (The)	25	3,944
Regions Financial Corp.	40	750
Signature Bank	3	538
SVB Financial Group*	3	1,185
Truist Financial Corp.	56	2,656
US Bancorp	63	2,899
Wells Fargo & Co.	217	8,500
Zions Bancorp NA	7	356
		65,153
Capital Goods — 4.8%
3M Co.	964	124,751
A.O. Smith Corp.	264	14,435
Allegion PLC (Ireland)	5	489
AMETEK, Inc.	13	1,429
Boeing Co. (The)*	24	3,281
Carrier Global Corp.	1,464	52,206
Caterpillar, Inc.	31	5,542
Cummins, Inc.	8	1,548
Deere & Co.	18	5,390
Dover Corp.	8	971
Eaton Corp. PLC (Ireland)	24	3,024
Emerson Electric Co.	35	2,784
Fastenal Co.	25	1,248
Fortive Corp.	152	8,266
Fortune Brands Home & Security, Inc.	8	479
Generac Holdings, Inc.*	3	632
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	470	$ 103,987
General Electric Co.	1,861	118,490
Honeywell International, Inc.	42	7,300
Howmet Aerospace, Inc.	25	786
Huntington Ingalls Industries, Inc.	2	436
IDEX Corp.	4	727
Illinois Tool Works, Inc.	17	3,098
Ingersoll Rand, Inc.	24	1,010
Johnson Controls International PLC (Ireland)	41	1,963
L3Harris Technologies, Inc.	11	2,659
Lockheed Martin Corp.	315	135,437
Masco Corp.	14	708
Nordson Corp.	3	607
Northrop Grumman Corp.	67	32,064
Otis Worldwide Corp.	25	1,767
PACCAR, Inc.	18	1,482
Parker-Hannifin Corp.	134	32,971
Pentair PLC (Ireland)	9	412
Quanta Services, Inc.	8	1,003
Raytheon Technologies Corp.	63	6,055
Rockwell Automation, Inc.	5	997
Snap-on, Inc.	3	591
Stanley Black & Decker, Inc.	9	944
Textron, Inc.	12	733
Trane Technologies PLC (Ireland)	14	1,818
TransDigm Group, Inc.*	4	2,147
United Rentals, Inc.*	4	972
Westinghouse Air Brake Technologies Corp.	8	657
WW Grainger, Inc.	3	1,363
Xylem, Inc.	8	625
		690,284
Commercial & Professional Services — 0.2%
Cintas Corp.	5	1,868
Copart, Inc.*	11	1,195
Equifax, Inc.	6	1,097
Jacobs Engineering Group, Inc.	7	890
Leidos Holdings, Inc.	6	604
Nielsen Holdings PLC (United Kingdom)	22	511
Republic Services, Inc.	16	2,094
Robert Half International, Inc.	188	14,079
Rollins, Inc.	21	733

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	7	$ 1,211
Waste Management, Inc.	18	2,754
		27,036
Consumer Durables & Apparel — 0.7%
DR Horton, Inc.	15	993
Garmin Ltd. (Switzerland)	11	1,081
Hasbro, Inc.	7	573
Lennar Corp., Class A	124	8,751
Mohawk Industries, Inc.*	3	372
Newell Brands, Inc.	25	476
NIKE, Inc., Class B	66	6,745
NVR, Inc.*	1	4,004
PulteGroup, Inc.	11	436
PVH Corp.	113	6,430
Ralph Lauren Corp.	124	11,116
Tapestry, Inc.	445	13,581
VF Corp.	657	29,020
Whirlpool Corp.	103	15,952
		99,530
Consumer Services — 0.2%
Booking Holdings, Inc.*	2	3,498
Caesars Entertainment, Inc.*	9	345
Carnival Corp. (Panama)*	49	424
Chipotle Mexican Grill, Inc.*	1	1,307
Darden Restaurants, Inc.	7	792
Domino's Pizza, Inc.	2	779
Expedia Group, Inc.*	6	569
Hilton Worldwide Holdings, Inc.	11	1,226
Las Vegas Sands Corp.*	32	1,075
Marriott International, Inc., Class A	13	1,768
McDonald's Corp.	48	11,850
MGM Resorts International	20	579
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	18	200
Penn National Gaming, Inc.*	10	304
Royal Caribbean Cruises Ltd. (Liberia)*	10	349
Starbucks Corp.	73	5,577
Wynn Resorts Ltd.*	4	228
Yum! Brands, Inc.	17	1,930
		32,800
Diversified Financials — 4.4%
American Express Co.	33	4,575
Ameriprise Financial, Inc.	6	1,426
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)	35	$ 1,460
Berkshire Hathaway, Inc., Class B*	806	220,054
BlackRock, Inc.	257	156,523
Capital One Financial Corp.	24	2,501
Cboe Global Markets, Inc.	5	566
Charles Schwab Corp. (The)	80	5,054
CME Group, Inc.	22	4,503
Discover Financial Services	17	1,608
FactSet Research Systems, Inc.	2	769
Franklin Resources, Inc.	847	19,744
Goldman Sachs Group, Inc. (The)	20	5,940
Intercontinental Exchange, Inc.	945	88,868
Invesco Ltd. (Bermuda)	778	12,549
MarketAxess Holdings, Inc.	2	512
Moody's Corp.	11	2,992
Morgan Stanley	105	7,986
MSCI, Inc.	3	1,236
Nasdaq, Inc.	277	42,254
Northern Trust Corp.	9	868
Raymond James Financial, Inc.	12	1,073
S&P Global, Inc.	15	5,056
State Street Corp.	16	986
Synchrony Financial	30	829
T Rowe Price Group, Inc.	387	43,967
		633,899
Energy — 7.7%
APA Corp.	633	22,092
Baker Hughes Co.	60	1,732
Chevron Corp.	1,030	149,123
ConocoPhillips	1,053	94,570
Coterra Energy, Inc.	34	877
Devon Energy Corp.	1,117	61,558
Diamondback Energy, Inc.	301	36,466
EOG Resources, Inc.	987	109,004
Exxon Mobil Corp.	2,131	182,499
Halliburton Co.	53	1,662
Hess Corp.	18	1,907
Kinder Morgan, Inc.	134	2,246
Marathon Oil Corp.	1,321	29,696
Marathon Petroleum Corp.	1,041	85,581
Occidental Petroleum Corp.	1,585	93,325
ONEOK, Inc.	27	1,498
Phillips 66	811	66,494
Pioneer Natural Resources Co.	409	91,240
Schlumberger NV (Curacao)	83	2,968

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	690	$ 73,333
Williams Cos., Inc. (The)	64	1,997
		1,109,868
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	19	9,106
Kroger Co. (The)	40	1,893
Sysco Corp.	28	2,372
Walgreens Boots Alliance, Inc.	958	36,308
Walmart, Inc.	441	53,617
		103,296
Food, Beverage & Tobacco — 4.2%
Altria Group, Inc.	3,064	127,983
Archer-Daniels-Midland Co.	952	73,875
Brown-Forman Corp., Class B	21	1,473
Campbell Soup Co.	16	769
Coca-Cola Co. (The)	1,427	89,773
Conagra Brands, Inc.	27	924
Constellation Brands, Inc., Class A	11	2,564
General Mills, Inc.	743	56,059
Hershey Co. (The)	12	2,582
Hormel Foods Corp.	24	1,137
J M Smucker Co. (The)	6	768
Kellogg Co.	19	1,355
Keurig Dr Pepper, Inc.	60	2,123
Kraft Heinz Co. (The)	561	21,397
Lamb Weston Holdings, Inc.	6	429
McCormick & Co., Inc., non-voting shares	12	999
Molson Coors Beverage Co., Class B	12	654
Mondelez International, Inc., Class A	84	5,216
Monster Beverage Corp.*	23	2,132
PepsiCo, Inc.	59	9,833
Philip Morris International, Inc.	1,538	151,862
Tyson Foods, Inc., Class A	612	52,669
		606,576
Health Care Equipment & Services — 7.8%
Abbott Laboratories	747	81,162
ABIOMED, Inc.*	2	495
Align Technology, Inc.*	3	710
AmerisourceBergen Corp.	354	50,084
Baxter International, Inc.	21	1,349
Becton Dickinson and Co.	12	2,958
Boston Scientific Corp.*	60	2,236
Cardinal Health, Inc.	18	941
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.*	25	$ 2,115
Cigna Corp.	502	132,287
Cooper Cos., Inc. (The)	3	939
CVS Health Corp.	2,208	204,593
DaVita, Inc.*	162	12,954
DENTSPLY SIRONA, Inc.	75	2,680
Dexcom, Inc.*	16	1,192
Edwards Lifesciences Corp.*	26	2,472
Elevance Health, Inc.	211	101,824
HCA Healthcare, Inc.	467	78,484
Henry Schein, Inc.*	6	460
Hologic, Inc.*	71	4,920
Humana, Inc.	6	2,808
IDEXX Laboratories, Inc.*	4	1,403
Intuitive Surgical, Inc.*	15	3,011
Laboratory Corp. of America Holdings	158	37,029
McKesson Corp.	256	83,510
Medtronic PLC (Ireland)	1,887	169,358
Molina Healthcare, Inc.*	3	839
Quest Diagnostics, Inc.	201	26,729
ResMed, Inc.	6	1,258
STERIS PLC (Ireland)	4	825
Stryker Corp.	16	3,183
Teleflex, Inc.	2	492
UnitedHealth Group, Inc.	182	93,481
Universal Health Services, Inc., Class B	126	12,689
Zimmer Biomet Holdings, Inc.	9	946
		1,122,416
Household & Personal Products — 0.3%
Church & Dwight Co., Inc.	11	1,019
Clorox Co. (The)	6	846
Colgate-Palmolive Co.	49	3,927
Estee Lauder Cos., Inc. (The), Class A	15	3,820
Kimberly-Clark Corp.	17	2,297
Procter & Gamble Co. (The)	264	37,961
		49,870
Insurance — 0.9%
Aflac, Inc.	28	1,549
Allstate Corp. (The)	12	1,521
American International Group, Inc.	35	1,789
Aon PLC, Class A (Ireland)	364	98,163
Arthur J Gallagher & Co.	37	6,032

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Assurant, Inc.	3	$ 519
Brown & Brown, Inc.	17	992
Chubb Ltd. (Switzerland)	18	3,538
Cincinnati Financial Corp.	7	833
Everest Re Group Ltd. (Bermuda)	2	561
Globe Life, Inc.	5	487
Hartford Financial Services Group, Inc. (The)	15	981
Lincoln National Corp.	8	374
Loews Corp.	11	652
Marsh & McLennan Cos., Inc.	31	4,813
MetLife, Inc.	35	2,198
Principal Financial Group, Inc.	11	735
Progressive Corp. (The)	25	2,907
Prudential Financial, Inc.	16	1,531
Travelers Cos., Inc. (The)	13	2,199
W R Berkley Corp.	12	819
Willis Towers Watson PLC (Ireland)	7	1,382
		134,575
Materials — 1.9%
Air Products and Chemicals, Inc.	9	2,164
Albemarle Corp.	4	836
Amcor PLC (Jersey)	82	1,019
Avery Dennison Corp.	4	647
Ball Corp.	13	894
Celanese Corp.	6	706
CF Industries Holdings, Inc.	354	30,348
Corteva, Inc.	44	2,382
Dow, Inc.	91	4,697
DuPont de Nemours, Inc.	31	1,723
Eastman Chemical Co.	7	628
Ecolab, Inc.	15	2,306
FMC Corp.	7	749
Freeport-McMoRan, Inc.	2,455	71,833
International Flavors & Fragrances, Inc.	11	1,310
International Paper Co.	648	27,106
Linde PLC (Ireland)	30	8,626
LyondellBasell Industries NV, Class A (Netherlands)	554	48,453
Martin Marietta Materials, Inc.	3	898
Mosaic Co. (The)	29	1,370
Newmont Corp.	42	2,506
Nucor Corp.	479	50,012
Packaging Corp. of America	5	688
PPG Industries, Inc.	14	1,601
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.	9	$ 519
Sherwin-Williams Co. (The)	15	3,359
Vulcan Materials Co.	6	853
Westrock Co.	15	598
		268,831
Media & Entertainment — 12.5%
Activision Blizzard, Inc.	1,116	86,892
Alphabet, Inc., Class A*	310	675,571
Charter Communications, Inc., Class A*	284	133,063
Comcast Corp., Class A	7,214	283,077
DISH Network Corp., Class A*	31	556
Electronic Arts, Inc.	119	14,476
Fox Corp., Class A	944	30,359
Interpublic Group of Cos., Inc. (The)	670	18,445
Live Nation Entertainment, Inc.*	9	743
Match Group, Inc.*	12	836
Meta Platforms, Inc., Class A*	2,969	478,751
Netflix, Inc.*	187	32,701
News Corp., Class A	993	15,471
Omnicom Group, Inc.	13	827
Paramount Global, Class B	36	888
Take-Two Interactive Software, Inc.*	50	6,127
Twitter, Inc.*	337	12,600
Walt Disney Co. (The)*	77	7,269
Warner Bros Discovery, Inc.*	1,124	15,084
		1,813,736
Pharmaceuticals, Biotechnology & Life Sciences — 11.0%
AbbVie, Inc.	1,473	225,605
Agilent Technologies, Inc.	13	1,544
Amgen, Inc.	460	111,918
Biogen, Inc.*	250	50,985
Bio-Rad Laboratories, Inc., Class A*	1	495
Bio-Techne Corp.	1	347
Bristol-Myers Squibb Co.	310	23,870
Catalent, Inc.*	7	751
Charles River Laboratories International, Inc.*	3	642
Danaher Corp.	305	77,324
Eli Lilly & Co.	40	12,969
Gilead Sciences, Inc.	2,122	131,161
Illumina, Inc.*	67	12,352
Incyte Corp.*	93	7,065
IQVIA Holdings, Inc.*	8	1,736
Johnson & Johnson	949	168,457

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co., Inc.	2,286	$ 208,415
Mettler-Toledo International, Inc.*	1	1,149
Moderna, Inc.*	680	97,138
Organon & Co.	16	540
PerkinElmer, Inc.	7	995
Pfizer, Inc.	4,901	256,959
Regeneron Pharmaceuticals, Inc.*	59	34,877
Thermo Fisher Scientific, Inc.	17	9,236
Vertex Pharmaceuticals, Inc.*	432	121,733
Viatris, Inc.	2,050	21,463
Waters Corp.*	3	993
West Pharmaceutical Services, Inc.	4	1,209
Zoetis, Inc.	20	3,438
		1,585,366
Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	9	1,305
American Tower Corp., REIT	192	49,073
AvalonBay Communities, Inc., REIT	6	1,166
Boston Properties, Inc., REIT	7	623
Camden Property Trust, REIT	5	672
CBRE Group, Inc., Class A*	499	36,731
Crown Castle International Corp., REIT	182	30,645
Digital Realty Trust, Inc., REIT	13	1,688
Duke Realty Corp., REIT	23	1,264
Equinix, Inc., REIT	3	1,971
Equity Residential, REIT	16	1,156
Essex Property Trust, Inc., REIT	3	785
Extra Space Storage, Inc., REIT	7	1,191
Federal Realty OP LP, REIT	4	383
Healthpeak Properties, Inc., REIT	23	596
Host Hotels & Resorts, Inc., REIT	31	486
Iron Mountain, Inc., REIT	12	584
Kimco Realty Corp., REIT	36	712
Mid-America Apartment Communities, Inc., REIT	5	873
Prologis, Inc., REIT	46	5,412
Public Storage, REIT	10	3,127
Realty Income Corp., REIT	26	1,775
Regency Centers Corp., REIT	10	593
SBA Communications Corp., REIT	45	14,402
Simon Property Group, Inc., REIT	19	1,803
UDR, Inc., REIT	14	645
Ventas, Inc., REIT	17	874
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
VICI Properties, Inc., REIT	31	$ 924
Vornado Realty Trust, REIT	9	257
Welltower, Inc., REIT	19	1,565
Weyerhaeuser Co., REIT	1,260	41,731
		205,012
Retailing — 7.2%
Advance Auto Parts, Inc.	3	519
Amazon.com, Inc.*	5,179	550,062
AutoZone, Inc.*	17	36,535
Bath & Body Works, Inc.	437	11,764
Best Buy Co., Inc.	408	26,598
CarMax, Inc.*	7	633
Dollar General Corp.	13	3,191
Dollar Tree, Inc.*	13	2,026
eBay, Inc.	1,001	41,712
Etsy, Inc.*	5	366
Genuine Parts Co.	8	1,064
Home Depot, Inc. (The)	499	136,861
LKQ Corp.	17	835
Lowe's Cos., Inc.	412	71,964
O'Reilly Automotive, Inc.*	5	3,159
Pool Corp.	2	702
Ross Stores, Inc.	593	41,646
Target Corp.	784	110,724
TJX Cos., Inc. (The)	73	4,077
Tractor Supply Co.	6	1,163
Ulta Beauty, Inc.*	3	1,156
		1,046,757
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.*	71	5,429
Analog Devices, Inc.	22	3,214
Applied Materials, Inc.	1,318	119,912
Broadcom, Inc.	18	8,745
Enphase Energy, Inc.*	5	976
Intel Corp.	243	9,091
KLA Corp.	63	20,102
Lam Research Corp.	59	25,143
Microchip Technology, Inc.	33	1,917
Micron Technology, Inc.	1,890	104,479
Monolithic Power Systems, Inc.	1	384
NVIDIA Corp.	105	15,917
NXP Semiconductors NV (Netherlands)	15	2,220
ON Semiconductor Corp.*	18	906
Qorvo, Inc.*	184	17,355

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.	1,161	$ 148,306
Skyworks Solutions, Inc.	274	25,383
SolarEdge Technologies, Inc.*	23	6,295
Teradyne, Inc.	10	895
Texas Instruments, Inc.	40	6,146
		522,815
Software & Services — 13.4%
Accenture PLC, Class A (Ireland)	424	117,724
Adobe, Inc.*	198	72,480
Akamai Technologies, Inc.*	7	639
ANSYS, Inc.*	36	8,615
Autodesk, Inc.*	92	15,820
Automatic Data Processing, Inc.	27	5,671
Broadridge Financial Solutions, Inc.	6	855
Cadence Design Systems, Inc.*	116	17,404
Ceridian HCM Holding, Inc.*	7	330
Citrix Systems, Inc.	6	583
Cognizant Technology Solutions Corp., Class A	219	14,780
DXC Technology Co.*	14	424
EPAM Systems, Inc.*	24	7,075
Fidelity National Information Services, Inc.	26	2,383
Fiserv, Inc.*	28	2,491
FleetCor Technologies, Inc.*	4	840
Fortinet, Inc.*	35	1,980
Gartner, Inc.*	4	967
Global Payments, Inc.	12	1,328
International Business Machines Corp.	774	109,281
Intuit, Inc.	12	4,625
Jack Henry & Associates, Inc.	4	720
Mastercard, Inc., Class A	411	129,662
Microsoft Corp.	3,807	977,752
NortonLifeLock, Inc.	37	813
Oracle Corp.	964	67,355
Paychex, Inc.	167	19,016
Paycom Software, Inc.*	2	560
PayPal Holdings, Inc.*	544	37,993
PTC, Inc.*	4	425
Roper Technologies, Inc.	46	18,154
Salesforce, Inc.*	420	69,317
ServiceNow, Inc.*	84	39,944
Synopsys, Inc.*	64	19,437
Tyler Technologies, Inc.*	1	333
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.*	6	$ 1,004
Visa, Inc., Class A	885	174,248
		1,943,028
Technology Hardware & Equipment — 9.3%
Amphenol Corp., Class A	27	1,738
Apple, Inc.	6,870	939,266
Arista Networks, Inc.*	16	1,500
CDW Corp.	7	1,103
Cisco Systems, Inc.	6,980	297,627
Corning, Inc.	51	1,607
F5, Inc.*	4	612
Hewlett Packard Enterprise Co.	55	729
HP, Inc.	1,917	62,839
Juniper Networks, Inc.	19	542
Keysight Technologies, Inc.*	8	1,103
Motorola Solutions, Inc.	10	2,096
NetApp, Inc.	14	913
Seagate Technology Holdings PLC (Ireland)	13	929
TE Connectivity Ltd. (Switzerland)	19	2,150
Teledyne Technologies, Inc.*	2	750
Trimble, Inc.*	11	641
Western Digital Corp.*	20	897
Zebra Technologies Corp., Class A*	90	26,456
		1,343,498
Telecommunication Services — 1.4%
AT&T, Inc.	4,234	88,745
Lumen Technologies, Inc.	63	687
T-Mobile US, Inc.*	76	10,225
Verizon Communications, Inc.	2,115	107,336
		206,993
Transportation — 1.7%
Alaska Air Group, Inc.*	5	200
American Airlines Group, Inc.*	28	355
CH Robinson Worldwide, Inc.	6	608
CSX Corp.	452	13,135
Delta Air Lines, Inc.*	27	782
Expeditors International of Washington, Inc.	284	27,679
FedEx Corp.	215	48,743
JB Hunt Transport Services, Inc.	5	787
Norfolk Southern Corp.	16	3,637
Old Dominion Freight Line, Inc.	5	1,282
Southwest Airlines Co.*	25	903
Union Pacific Corp.	651	138,845

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Airlines Holdings, Inc.*	14	$ 496
United Parcel Service, Inc., Class B	56	10,222
		247,674
Utilities — 1.4%
AES Corp. (The)	1,129	23,720
Alliant Energy Corp.	11	645
Ameren Corp.	10	904
American Electric Power Co., Inc.	21	2,015
American Water Works Co., Inc.	8	1,190
Atmos Energy Corp.	5	561
CenterPoint Energy, Inc.	27	799
CMS Energy Corp.	12	810
Consolidated Edison, Inc.	15	1,426
Constellation Energy Corp.	19	1,088
Dominion Energy, Inc.	48	3,831
DTE Energy Co.	13	1,648
Duke Energy Corp.	32	3,431
Edison International	17	1,075
Entergy Corp.	8	901
Evergy, Inc.	10	653
Eversource Energy	14	1,183
Exelon Corp.	1,657	75,095
FirstEnergy Corp.	24	921
NextEra Energy, Inc.	82	6,352
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	17	$ 501
NRG Energy, Inc.	411	15,688
Pinnacle West Capital Corp.	4	292
PPL Corp.	46	1,248
Public Service Enterprise Group, Inc.	841	53,218
Sempra Energy	13	1,954
Southern Co. (The)	45	3,209
WEC Energy Group, Inc.	13	1,308
Xcel Energy, Inc.	23	1,627
		207,293
TOTAL COMMON STOCKS (Cost $14,024,331)		14,313,450
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		152,253
NET ASSETS - 100.0%		$14,465,703

*	Non-income producing.
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.4%
COMMON STOCKS — 138.4%
Capital Goods — 4.9%
3M Co.†	579	$ 74,928
A.O. Smith Corp.	129	7,054
Carrier Global Corp.	972	34,662
General Dynamics Corp.	317	70,136
Lockheed Martin Corp.†	418	179,723
Northrop Grumman Corp.†	26	12,443
		378,946
Commercial & Professional Services — 1.1%
Robert Half International, Inc.†	369	27,635
Verisk Analytics, Inc.	324	56,081
		83,716
Consumer Durables & Apparel — 0.7%
NIKE, Inc., Class B	346	35,361
VF Corp.	184	8,127
Whirlpool Corp.	56	8,673
		52,161
Consumer Services — 3.1%
Domino's Pizza, Inc.	288	112,237
Expedia Group, Inc.*	321	30,440
Hilton Worldwide Holdings, Inc.	55	6,129
McDonald's Corp.†	187	46,167
Penn National Gaming, Inc.*	1,296	39,424
		234,397
Diversified Financials — 8.5%
Berkshire Hathaway, Inc., Class B†*	491	134,053
BlackRock, Inc.†	54	32,888
FactSet Research Systems, Inc.	24	9,230
Intercontinental Exchange, Inc.†	1,732	162,877
MarketAxess Holdings, Inc.	123	31,489
Moody's Corp.	218	59,290
Nasdaq, Inc.†	934	142,472
T Rowe Price Group, Inc.†	750	85,208
		657,507
Energy — 2.4%
Baker Hughes Co.	642	18,535
Chevron Corp.	297	43,000
Coterra Energy, Inc.	525	13,540
EOG Resources, Inc.	350	38,654
Exxon Mobil Corp.	91	7,793
Halliburton Co.	15	470
Marathon Petroleum Corp.	340	27,951
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Pioneer Natural Resources Co.	131	$ 29,224
Schlumberger NV (Curacao)	86	3,075
		182,242
Food & Staples Retailing — 2.4%
Kroger Co. (The)	333	15,761
Sysco Corp.†	103	8,725
Walmart, Inc.†	1,290	156,838
		181,324
Food, Beverage & Tobacco — 11.3%
Altria Group, Inc.†	1,726	72,095
Archer-Daniels-Midland Co.†	542	42,059
Campbell Soup Co.†	1,641	78,850
Coca-Cola Co. (The)†	943	59,324
General Mills, Inc.†	1,569	118,381
Hershey Co. (The)†	312	67,130
Hormel Foods Corp.†	1,264	59,863
Kellogg Co.	989	70,555
Kraft Heinz Co. (The)†	1,033	39,399
Mondelez International, Inc., Class A†	213	13,225
PepsiCo, Inc.†	227	37,832
Philip Morris International, Inc.†	1,040	102,690
Tyson Foods, Inc., Class A†	1,271	109,382
		870,785
Health Care Equipment & Services — 15.3%
Abbott Laboratories†	746	81,053
AmerisourceBergen Corp.	519	73,428
Cigna Corp.	51	13,440
CVS Health Corp.†	852	78,946
DaVita, Inc.*	613	49,015
DENTSPLY SIRONA, Inc.	181	6,467
Elevance Health, Inc.†	100	48,258
Hologic, Inc.†*	3,091	214,206
IDEXX Laboratories, Inc.*	7	2,455
Laboratory Corp. of America Holdings†	747	175,067
McKesson Corp.†	398	129,832
Medtronic PLC (Ireland)	970	87,058
Quest Diagnostics, Inc.†	1,504	200,002
UnitedHealth Group, Inc.†	42	21,572
		1,180,799
Household & Personal Products — 3.2%
Church & Dwight Co., Inc.	347	32,153
Colgate-Palmolive Co.†	881	70,603

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.†	447	$ 60,412
Procter & Gamble Co. (The)†	568	81,673
		244,841
Insurance — 1.6%
Aon PLC, Class A (Ireland)†	349	94,118
Arthur J Gallagher & Co.†	167	27,228
Willis Towers Watson PLC (Ireland)	9	1,777
		123,123
Materials — 0.7%
CF Industries Holdings, Inc.	275	23,576
International Paper Co.	725	30,327
		53,903
Media & Entertainment — 16.7%
Activision Blizzard, Inc.†	3,499	272,432
Alphabet, Inc., Class A†*	111	241,898
Charter Communications, Inc., Class A†*	463	216,929
Comcast Corp., Class A†	3,324	130,434
Electronic Arts, Inc.†	47	5,717
Fox Corp., Class A	10	322
Meta Platforms, Inc., Class A†*	1,710	275,737
Netflix, Inc.†*	495	86,561
News Corp., Class A	2,165	33,731
Take-Two Interactive Software, Inc.†*	174	21,320
		1,285,081
Pharmaceuticals, Biotechnology & Life Sciences — 12.0%
Bristol-Myers Squibb Co.†	1,662	127,974
Danaher Corp.†	121	30,676
Illumina, Inc.†*	26	4,793
Johnson & Johnson†	758	134,553
Merck & Co., Inc.†	2,288	208,597
Moderna, Inc.†*	1,320	188,562
PerkinElmer, Inc.†	138	19,626
Pfizer, Inc.†	3,968	208,042
		922,823
Real Estate — 2.0%
Alexandria Real Estate Equities, Inc., REIT†	130	18,854
Camden Property Trust, REIT	191	25,686
Digital Realty Trust, Inc., REIT	88	11,425
Duke Realty Corp., REIT†	149	8,187
Mid-America Apartment Communities, Inc., REIT	131	22,882
Prologis, Inc., REIT	45	5,294
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Public Storage, REIT†	163	$ 50,965
Weyerhaeuser Co., REIT†	423	14,010
		157,303
Retailing — 9.4%
Amazon.com, Inc.†*	1,720	182,681
AutoZone, Inc.†*	27	58,026
Bath & Body Works, Inc.	2,036	54,809
Best Buy Co., Inc.†	53	3,455
eBay, Inc.†	5,423	225,976
Home Depot, Inc. (The)†	192	52,660
Lowe's Cos., Inc.†	207	36,157
O'Reilly Automotive, Inc.†*	52	32,852
Ross Stores, Inc.	287	20,156
Target Corp.†	401	56,633
		723,405
Semiconductors & Semiconductor Equipment — 9.0%
Applied Materials, Inc.	514	46,764
Broadcom, Inc.	69	33,521
Intel Corp.	177	6,622
Lam Research Corp.	22	9,375
Micron Technology, Inc.	1,566	86,568
Qorvo, Inc.*	1,298	122,427
QUALCOMM, Inc.†	1,265	161,591
Skyworks Solutions, Inc.†	2,295	212,609
Texas Instruments, Inc.	66	10,141
		689,618
Software & Services — 14.0%
Accenture PLC, Class A (Ireland)†	249	69,135
Adobe, Inc.*	144	52,713
Akamai Technologies, Inc.*	180	16,439
Citrix Systems, Inc.	382	37,119
International Business Machines Corp.	399	56,335
Mastercard, Inc., Class A†	163	51,423
Microsoft Corp.†	1,246	320,010
NortonLifeLock, Inc.†	3,022	66,363
Oracle Corp.	1,121	78,324
Paychex, Inc.	295	33,592
PayPal Holdings, Inc.†*	1,609	112,373
Roper Technologies, Inc.†	17	6,709
Salesforce, Inc.†*	55	9,077
VeriSign, Inc.*	593	99,227
Visa, Inc., Class A†	352	69,305
		1,078,144

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 8.6%
Apple, Inc.†	2,401	$ 328,265
Cisco Systems, Inc.†	3,118	132,952
F5, Inc.*	136	20,813
HP, Inc.†	1,318	43,204
Juniper Networks, Inc.	92	2,622
Keysight Technologies, Inc.*	132	18,196
NetApp, Inc.	41	2,675
Zebra Technologies Corp., Class A*	395	116,110
		664,837
Telecommunication Services — 1.6%
AT&T, Inc.†	647	13,561
Verizon Communications, Inc.†	2,168	110,026
		123,587
Transportation — 4.4%
CSX Corp.	97	2,819
Expeditors International of Washington, Inc.†	1,754	170,945
FedEx Corp.†	226	51,236
Southwest Airlines Co.*	276	9,969
Union Pacific Corp.	313	66,757
United Parcel Service, Inc., Class B†	196	35,778
		337,504
Utilities — 5.5%
AES Corp. (The)	1,074	22,565
DTE Energy Co.†	306	38,786
Exelon Corp.	3,994	181,008
NRG Energy, Inc.†	1,882	71,836
Public Service Enterprise Group, Inc.	1,723	109,031
		423,226
TOTAL COMMON STOCKS (Cost $10,512,537)		10,649,272

TOTAL LONG POSITIONS - 138.4% (Cost $10,512,537)		10,649,272
SHORT POSITIONS — (40.0)%
COMMON STOCKS — (40.0)%
Automobiles & Components — (1.3)%
Aptiv PLC (Jersey)*	(688)	(61,280)
Ford Motor Co.	(2,537)	(28,237)
Tesla, Inc.*	(22)	(14,815)
		(104,332)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (4.5)%
Citizens Financial Group, Inc.	(964)	$ (34,405)
Comerica, Inc.	(502)	(36,837)
Fifth Third Bancorp	(1,098)	(36,893)
KeyCorp.	(808)	(13,922)
M&T Bank Corp.	(251)	(40,007)
Regions Financial Corp.	(2,627)	(49,256)
Signature Bank	(81)	(14,516)
SVB Financial Group*	(80)	(31,599)
Truist Financial Corp.	(377)	(17,881)
US Bancorp	(126)	(5,799)
Wells Fargo & Co.	(589)	(23,071)
Zions Bancorp NA	(805)	(40,974)
		(345,160)
Capital Goods — (4.5)%
Boeing Co. (The)*	(530)	(72,462)
Deere & Co.	(60)	(17,968)
Eaton Corp. PLC (Ireland)	(154)	(19,402)
Fortune Brands Home & Security, Inc.	(249)	(14,910)
Generac Holdings, Inc.*	(162)	(34,114)
Howmet Aerospace, Inc.	(933)	(29,343)
Huntington Ingalls Industries, Inc.	(64)	(13,940)
PACCAR, Inc.	(62)	(5,105)
Quanta Services, Inc.	(222)	(27,826)
Raytheon Technologies Corp.	(136)	(13,071)
Stanley Black & Decker, Inc.	(199)	(20,867)
TransDigm Group, Inc.*	(74)	(39,714)
United Rentals, Inc.*	(12)	(2,915)
Westinghouse Air Brake Technologies Corp.	(188)	(15,431)
Xylem, Inc.	(271)	(21,187)
		(348,255)
Commercial & Professional Services — (0.3)%
Rollins, Inc.	(676)	(23,606)
Consumer Durables & Apparel — (0.9)%
Hasbro, Inc.	(381)	(31,196)
Mohawk Industries, Inc.*	(153)	(18,986)
PulteGroup, Inc.	(409)	(16,209)
		(66,391)
Consumer Services — (1.4)%
Caesars Entertainment, Inc.*	(328)	(12,562)
Chipotle Mexican Grill, Inc.*	(36)	(47,061)
Darden Restaurants, Inc.	(269)	(30,429)
Las Vegas Sands Corp.*	(467)	(15,687)
		(105,739)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (2.9)%
Ameriprise Financial, Inc.	(95)	$ (22,580)
Capital One Financial Corp.	(32)	(3,334)
Charles Schwab Corp. (The)	(432)	(27,294)
Discover Financial Services	(593)	(56,086)
Goldman Sachs Group, Inc. (The)	(41)	(12,178)
Morgan Stanley	(351)	(26,697)
MSCI, Inc.	(14)	(5,770)
Northern Trust Corp.	(91)	(8,780)
Raymond James Financial, Inc.	(228)	(20,385)
State Street Corp.	(271)	(16,707)
Synchrony Financial	(878)	(24,250)
		(224,061)
Energy — (0.3)%
Kinder Morgan, Inc.	(1,436)	(24,067)
Food, Beverage & Tobacco — (0.8)%
Lamb Weston Holdings, Inc.	(602)	(43,019)
Monster Beverage Corp.*	(176)	(16,315)
		(59,334)
Health Care Equipment & Services — (3.2)%
ABIOMED, Inc.*	(205)	(50,740)
Align Technology, Inc.*	(128)	(30,294)
Becton Dickinson and Co.	(80)	(19,722)
Boston Scientific Corp.*	(863)	(32,164)
Dexcom, Inc.*	(418)	(31,153)
Edwards Lifesciences Corp.*	(421)	(40,033)
Humana, Inc.	(4)	(1,872)
Intuitive Surgical, Inc.*	(146)	(29,304)
ResMed, Inc.	(17)	(3,564)
STERIS PLC (Ireland)	(47)	(9,689)
		(248,535)
Household & Personal Products — (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(70)	(17,827)
Insurance — (2.7)%
American International Group, Inc.	(377)	(19,276)
Brown & Brown, Inc.	(11)	(642)
Cincinnati Financial Corp.	(90)	(10,708)
Globe Life, Inc.	(152)	(14,815)
Hartford Financial Services Group, Inc. (The)	(169)	(11,058)
Lincoln National Corp.	(1,016)	(47,518)
MetLife, Inc.	(356)	(22,353)
Principal Financial Group, Inc.	(611)	(40,809)
Prudential Financial, Inc.	(457)	(43,726)
		(210,905)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (2.2)%
Albemarle Corp.	(216)	$ (45,140)
Ball Corp.	(82)	(5,639)
Celanese Corp.	(11)	(1,294)
Corteva, Inc.	(403)	(21,818)
International Flavors & Fragrances, Inc.	(76)	(9,053)
Martin Marietta Materials, Inc.	(115)	(34,412)
PPG Industries, Inc.	(202)	(23,097)
Sherwin-Williams Co. (The)	(8)	(1,791)
Vulcan Materials Co.	(178)	(25,294)
		(167,538)
Media & Entertainment — (1.1)%
DISH Network Corp., Class A*	(2,053)	(36,810)
Live Nation Entertainment, Inc.*	(308)	(25,435)
Match Group, Inc.*	(283)	(19,722)
		(81,967)
Pharmaceuticals, Biotechnology & Life Sciences — (2.6)%
Agilent Technologies, Inc.	(41)	(4,870)
Biogen, Inc.*	(112)	(22,841)
Bio-Rad Laboratories, Inc., Class A*	(59)	(29,205)
Bio-Techne Corp.	(90)	(31,198)
Catalent, Inc.*	(304)	(32,616)
IQVIA Holdings, Inc.*	(173)	(37,539)
Mettler-Toledo International, Inc.*	(10)	(11,488)
Thermo Fisher Scientific, Inc.	(5)	(2,716)
West Pharmaceutical Services, Inc.	(89)	(26,911)
		(199,384)
Real Estate — (0.9)%
Equinix, Inc., REIT	(55)	(36,136)
Host Hotels & Resorts, Inc., REIT	(507)	(7,950)
Iron Mountain, Inc., REIT	(128)	(6,232)
Kimco Realty Corp., REIT	(79)	(1,562)
Regency Centers Corp., REIT	(112)	(6,643)
VICI Properties, Inc., REIT	(433)	(12,899)
		(71,422)
Retailing — (2.3)%
Advance Auto Parts, Inc.	(210)	(36,349)
CarMax, Inc.*	(316)	(28,592)
Dollar General Corp.	(86)	(21,108)
Etsy, Inc.*	(177)	(12,958)
Genuine Parts Co.	(82)	(10,906)
Pool Corp.	(63)	(22,127)
Tractor Supply Co.	(220)	(42,647)
		(174,687)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (2.7)%
Advanced Micro Devices, Inc.*	(651)	$ (49,782)
Analog Devices, Inc.	(83)	(12,125)
Enphase Energy, Inc.*	(217)	(42,367)
Monolithic Power Systems, Inc.	(126)	(48,389)
NVIDIA Corp.	(345)	(52,299)
		(204,962)
Software & Services — (2.1)%
Ceridian HCM Holding, Inc.*	(581)	(27,353)
Fidelity National Information Services, Inc.	(179)	(16,409)
Fortinet, Inc.*	(756)	(42,775)
Global Payments, Inc.	(112)	(12,392)
Paycom Software, Inc.*	(104)	(29,133)
PTC, Inc.*	(266)	(28,286)
Tyler Technologies, Inc.*	(9)	(2,992)
		(159,340)
Technology Hardware & Equipment — (0.2)%
Arista Networks, Inc.*	(121)	(11,343)
Trimble, Inc.*	(35)	(2,038)
		(13,381)
Transportation — (0.3)%
CH Robinson Worldwide, Inc.	(7)	(710)
JB Hunt Transport Services, Inc.	(162)	(25,510)
		(26,220)
Utilities — (2.6)%
Alliant Energy Corp.	(161)	(9,436)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
American Water Works Co., Inc.	(197)	$ (29,308)
Dominion Energy, Inc.	(96)	(7,662)
Entergy Corp.	(186)	(20,951)
Evergy, Inc.	(577)	(37,649)
Eversource Energy	(67)	(5,660)
NextEra Energy, Inc.	(635)	(49,187)
Pinnacle West Capital Corp.	(135)	(9,871)
WEC Energy Group, Inc.	(31)	(3,120)
Xcel Energy, Inc.	(357)	(25,261)
		(198,105)
TOTAL COMMON STOCKS (Proceeds $3,735,433)		(3,075,218)

TOTAL SHORT POSITIONS - (40.0)% (Proceeds $3,735,433)		(3,075,218)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		122,380
NET ASSETS - 100.0%		$7,696,434

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.